As filed with the Securities and Exchange Commission on January 29, 2010 1933 Act File No. 33-71320 1940 Act File No. 811-8134

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT of 1933 ☐
POST-EFFECTIVE AMENDMENT NO. 34 ☒
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940 ☐
AMENDMENT NO. 35 ☒

EATON VANCE MUNICIPALS TRUST II
(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)

(617) 482-8260
(Registrant’s Telephone Number)

MAUREEN A. GEMMA
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Service)

It is proposed that this filing will become effective pursuant to Rule 485 (check appropriate box):
☐ immediately upon filing pursuant to paragraph (b)	☐ on (date) pursuant to paragraph (a)(1)
☒ on February 1, 2010 pursuant to paragraph (b)	☐ 75 days after filing pursuant to paragraph (a)(2)
☐ 60 days after filing pursuant to paragraph (a)(1)	☐ on (date) pursuant to paragraph (a)(2)
If appropriate, check the following box:
☐ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Eaton Vance Tax-Advantaged Bond Strategies Intermediate Term Fund Class A /EITAX Class C /EITCX Class I /ETIIX A diversified fund seeking after-tax total return Prospectus Dated ^February 1, 2010

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Information in this Prospectus
	Page		Page

Fund Summary	2	Investment Objective & Principal Policies and Risks	5
Investment Objective	2	Management and Organization	^7
Fees and Expenses of the Fund	^2	Related Performance Information	7
Portfolio Turnover	^2	Valuing Shares	^8
Principal Investment Strategies	^2	Purchasing Shares	8
Principal Risks	^3	Sales Charges	^11
Performance	4	Redeeming Shares	^13
Management	4	Shareholder Account Features	^14
Purchase and Sale of Fund Shares	4	Additional Tax Information	^15
Tax Information	4
Payments to Broker-Dealers and Other Financial Intermediaries	4

This Prospectus contains important information about the Fund and the services available to shareholders. Please save it for reference.

Fund ^Summary Investment Objective

The Fund’s investment objective is to seek after-tax total return.

Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold shares. You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $100,000 in Eaton Vance Funds. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page ^11 of this Prospectus and page 20 of the Fund’s Statement of Additional Information. ^

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class I

Maximum Sales Charge (Load) (as a percentage of offering price)	2.25%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	None	1.00%	None

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)	Class A	Class C	Class I

Management Fees	0.60%	0.60%	0.60%
Distribution and Service (12b-1) Fees	0.25%	1.00%	n/a
Other Expenses(1)	0.30%	0.30%	0.30%
Total Annual Fund Operating Expenses	1.15%	1.90%	0.90%
^Expense ^Reimbursement(2)	(0.20)%	(0.20)%	(0.20)%
^Net Annual Fund Operating Expenses	0.95%	1.70%	0.70%

(1)	Other Expenses are estimated.
(2)	The investment adviser and administrator have agreed to ^reimburse the Fund’s expenses to the extent Total Annual Fund Operating Expenses ^exceed 0.95% for Class A, 1.70% for Class C and 0.70% for Class I. This expense ^reimbursement will continue through May 31, 2013. Thereafter, the expense ^reimbursement may be changed or terminated at any time. The expense ^reimbursement relates to ordinary operating expenses only and amounts reimbursed may be subject to recoupment.
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Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be^:

	Expenses with Redemption		Expenses without Redemption

	1 Year	3 Years	1 Year	3 Years

Class A shares	$320	$521	$320	$521
Class C shares	$273	$536	$173	$536
Class I shares	$72	$224	$72	$224

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.

Principal Investment Strategies

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The Fund normally invests at least 80% of its net assets in a diversified portfolio of municipal obligations that are exempt from regular federal income tax (“Municipal Securities”), municipal obligations that are not exempt from regular federal income tax (“Taxable Municipal Securities”), direct obligations of the U.S. Treasury (“Treasury Securities”) and/or obligations of U.S. Government agencies, instrumentalities and government-sponsored enterprises (“Agency Securities”) (the “80% Policy”). Taxable Municipal Securities include obligations issued pursuant to the American Recovery and Reinvestment Act of 2009 (“the Act”) or

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other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support (any bonds so issued are considered “Build America Bonds”). When investing in Build America Bonds the Fund expects to invest in direct pay Build America Bonds and “principal only” strips of tax credit Build America Bonds. The Fund normally invests in Municipal Securities and Taxable Municipal Securities rated in the two highest rating categories (which are those rated AA or higher by Standard & Poor’s Ratings Group (“S&P”) or Fitch Ratings (“Fitch”) or Aa or higher by Moody’s investors Service, Inc. (“Moody’s”)) or, if unrated, determined by the investment adviser to be of comparable quality at the time of purchase, but may also invest up to 30% of its net assets in Municipal Securities or Taxable Municipal Securities rated A at the time of purchase by S&P, Fitch or Moody’s or, if unrated, determined by the investment adviser to be of comparable quality. The Fund may continue to hold securities that are downgraded (including to below investment grade credit quality “junk bonds”) if the investment adviser believes it would be advantageous to do so. The Fund will not invest in a Municipal Security the interest on which the Fund’s investment adviser believes is subject to the federal alternative minimum tax. For its investment in Municipal Securities, the Fund invests primarily in general obligation or revenue bonds. The Fund currently targets an average portfolio duration of approximately 5-7 years and an average weighted maturity of approximately 5-13 years but may invest in securities of any maturity or duration, and may in the future alter its maturity or duration target range.

In implementing the Fund’s investment strategy, the portfolio manager will identify certain benchmark ratios that the manager believes represent efficient pricing of Municipal Securities in relation to Taxable Municipal, Treasury and Agency Securities with similar durations. Such ratios are primarily a function of the respective yields of Municipal, Taxable Municipal, Treasury and Agency Securities. When the prices of Municipal Securities deviate from such benchmark ratios, the portfolio manager may deem such securities to be overvalued or undervalued in relation to Taxable Municipal, Treasury and Agency Securities, depending on the nature of the price deviation, and may adjust the Fund’s asset mix among Municipal, Taxable Municipal, Treasury and Agency Securities as deemed consistent with the Fund’s investment objective. The Fund’s Municipal/Taxable Municipal/Treasury/Agency cross-over strategy is primarily quantitatively driven and generally will be implemented when pricing ratios so dictate, subject to market conditions and the ability to execute transactions in sufficient volume and at desired prices. Execution of the cross-over strategy may be affected if it is anticipated that there will be changes in tax rates or regulations governing Municipals Securities such that a change in relative yield relationships is likely, thereby causing a change in benchmark trading ratios. Allocation decisions will generally be influenced by a tax requirement that at least 50% of the Fund’s total assets be invested in Municipal Securities as of the end of each fiscal quarter in order to pass tax-exempt income to Fund shareholders. The portfolio manager generally will seek to enhance after-tax total return by actively engaging in relative value trading within the portfolio to take advantage of price appreciation opportunities in the markets for Municipal, Taxable Municipal, Treasury and Agency Securities.

Principal Risks

Municipal Bond Market Risk. The amount of public information available about municipal bonds is generally less than that for corporate equities or bonds and the investment performance of the Fund may be more dependent on the analytical abilities of the investment adviser than would be the case for a stock fund or corporate bond fund. The secondary market for municipal bonds also tends to be less well-developed and less liquid than many other securities markets, which may adversely affect the Fund’s ability to sell its bonds at attractive prices. In addition, municipal obligations can experience downturns in trading activity and the supply of municipal obligations may exceed the demand in the market. During such periods, the spread can widen between the price at which an ^obligation can be purchased and the price at which it can be sold. Less liquid obligations can become more difficult to value and be subject to erratic price movements. Economic and other events (whether real or perceived) can reduce the demand for certain investments or for investments generally, which may reduce market prices and cause the value of Fund shares to fall. The frequency and magnitude of such changes cannot be predicted. The increased presence of non-traditional participants in the municipal markets may lead to greater volatility in the markets.

Risk of U.S. Government-Sponsored Agencies. While certain U.S. Government-sponsored agencies (such as the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association) may be chartered or sponsored by acts of Congress, their securities are neither issued nor guaranteed by the U.S. Treasury.

Interest Rate Risk. As interest rates rise, the value of Fund shares is likely to decline. Conversely, when interest rates decline, the value of Fund shares is likely to rise. Obligations with longer maturities typically offer higher yields, but involve greater risk because the prices of such obligations are more sensitive to changes in interest rates than obligations with shorter maturities. In a declining interest rate environment, prepayments of obligations may increase if the issuer has the ability to pre-pay or "call" the obligation. In such circumstances, the Fund may have to reinvest the prepayment proceeds at lower yields.

Credit Risk. Changes in economic conditions or other circumstances may reduce the capacity of issuers of fixed income securities to make principal and interest payments and may lead to defaults. Such defaults may reduce the value of Fund shares and income distributions. The value of a fixed income security also may decline because of concerns about the issuer’s ability to make principal and interest payments. In addition, the credit rating of securities held by the Fund may be lowered if an issuer’s financial condition

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changes. Municipal obligations may be insured as to principal and interest payments. If the ^claims-paying ability or other rating of the insurer is downgraded by a rating agency, the value of such obligations may be negatively affected. In the case of an insured bond, the bond’s rating will be deemed to be the higher of the rating assigned to the bond’s issuer or the insurer.

Risk of Limited Issuance. Under the Act the ability of municipalities to issue Build America Bonds expires on December 31, 2010. If this ability is not extended beyond that date, the number of Build America Bonds available in the market will be limited and there can be no assurance that Build America Bonds will be actively traded. In addition, illiquidity may negatively affect the value of the bonds.

Risks of Principal Only Investments. Principal only investments entitle the holder to receive par value of such bonds if held to maturity. The values of principal only strips are subject to greater fluctuation in response to changes in market interest rates than bonds which pay interest currently. The Fund will accrue income on these investments and is required to distribute that income each year. The Portfolio may be required to sell securities to obtain cash needed for such income distributions.

Tax Risk. Income from tax-exempt municipal obligations could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service, or non-compliant conduct of a bond issuer.

Risks Associated with Quantitative Management. The Fund relies on its investment adviser to achieve its investment objective. The investment adviser uses quantative investment techniques and analyses in making investment decisions for the Fund, but there can be no assurance that these will achieve the desired results. The Fund's strategy is highly dependent on quantitatively-based pricing theories and valuation models that generally have not been independently tested or otherwise reviewed.

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General Fund Investing Risks. The Fund is not a complete investment program and you may lose money by investing in the Fund. All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective. In general, the Fund’s Annual Fund Operating Expenses as a percentage of Fund average daily net assets will change as Fund assets increase and decrease, and the Fund’s Annual Fund Operating Expenses may differ in the future. ^ Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its ^objective. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person. You may lose money by investing in the Fund.

Performance

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There is no performance for the Fund because it has not yet commenced operations.

Management

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Investment Adviser. Eaton Vance Management ("Eaton Vance")

Portfolio Manager. The Fund is managed by James H. Evans, Vice President of Eaton ^Vance, who has managed the Fund since ^it commenced operations in 2010.

Purchase and Sale of Fund Shares

You may purchase, redeem or exchange Fund shares on any business day, which is any day the New York Stock Exchange is open for business. You may purchase, redeem or exchange Fund shares either through your financial intermediary or directly from the Fund either by writing to Eaton Vance Funds, P.O. Box 9653, Providence, RI 02940-9653, or by calling 1-800-262-1122. The minimum initial purchase or exchange into the Fund is $1,000 for Class A and Class C and $250,000 for Class I (which is waived in certain circumstances). There is no minimum for subsequent investments.

Tax Information

A substantial portion of the Fund’s distributions are expected to be exempt from ^federal income taxes. However, the Fund may also distribute taxable income to the extent that it invests in Taxable Municipal, Treasury or Agency Securities. ^Distribution of any net realized gains are expected to be taxed as ordinary income and/or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank) (collectively, "financial intermediaries"), ^the Fund, its principal underwriter and its affiliates may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the financial intermediary and your salesperson to recommend ^the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

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Investment Objective & Principal Policies and Risks

A statement of the investment objective and principal investment policies and risks of the Fund ^is set forth above in Fund Summary. Set forth below is additional information about such policies and risks.

Municipal Securities. Municipal securities include bonds, notes and commercial paper issued by a municipality, a group of municipalities or participants in qualified issues of municipal debt for a wide variety of both public and private purposes. General obligation bonds are secured by the issuer’s faith and credit, as well as its taxing power, for payment of principal and interest. Revenue bonds, however, are generally secured by the net revenues derived from a particular facility or group of facilities. Municipal securities also include municipal leases and participations in municipal leases. An issuer’s obligation under such leases is often subject to the appropriation by the appropriate legislative body, on an annual or other basis, of funds for the payment of the obligations. Municipal securities held by the Fund may be insured as to principal and interest payments. If the claims-paying ability or other rating of the insurer is downgraded by a ratings agency, the value of such securities may be negatively affected.  Municipal Securities may or may not be exempt from federal income tax.

U.S. Treasury and Government Agency Securities. U.S. Treasury Securities include U.S. Treasury obligations that differ in their interest rates, maturities and times of issuance. Agency Securities include obligations issued or guaranteed by U.S. Government agencies or instrumentalities. Agency Securities may be guaranteed by the U.S. Government or they may be backed by the right of the issuer to borrow from the U.S. Treasury, the discretionary authority of the U.S. Government to purchase the obligations, or the credit of the agency or instrumentality. While U.S. Government agencies may be chartered or sponsored by Acts of Congress, their securities are not issued and may not be guaranteed by the U.S. Treasury. To the extent that the Fund invests in securities of government-sponsored entities, the Fund will be subject to the risks unique to such entities. Government-sponsored entities, such as the Federal Home Loan Mortgage Corporation (“Freddie Mac”), the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Banks (“FHLBs”), the Private Export Funding Corporation (“PEFCO”), the Federal Farm Credit Banks (“FFCB”) and the Tennessee Valley Authority (“TVA”), although chartered or sponsored by Congress, are not funded by congressional appropriations and the debt and mortgage-backed securities issued by them are neither guaranteed nor issued by the U.S. Government. The U.S. Government has recently provided financial support to Fannie Mae and Freddie Mac, but there can be no assurance that it will support these or other government-sponsored enterprises in the future. Treasury Securities and Agency Securities also include any security or agreement collateralized or otherwise secured by Treasury Securities or Agency Securities, respectively. As a result of their high credit quality and market liquidity, U.S. Government securities generally provide a lower current return than obligations of other issuers.

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Build America Bonds. Build America Bonds are taxable municipal obligations issued pursuant to the Act or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support. Enacted in February 2009, the Act authorizes state and local governments to issue taxable bonds on which, assuming certain specified conditions are satisfied, issuers may either (i) receive reimbursement from the U.S. Treasury with respect to its interest payments on the bonds (“direct pay” Build America Bonds) or (ii) provide tax credits to investors in the bonds (“tax credit” Build America Bonds). Unlike most other municipal obligations, interest received on Build America Bonds is subject to federal income tax and may be subject to state income tax. Under the terms of the Act, issuers of direct pay Build America Bonds are entitled to receive reimbursement from the U.S. Treasury currently equal to 35% (or 45% in the case of Recovery Zone Economic Development Bonds) of the interest paid. Holders of tax credit Build America Bonds can receive a federal tax credit currently equal to 35% of the coupon interest received. The Fund may invest in “principal only” strips of tax credit Build America Bonds, which entitle the holder to receive par value of such bonds if held to maturity. The Fund does not expect to receive (or pass through to shareholders) tax credits as a result of its investments. The federal interest subsidy or tax credit continues for the life of the bonds.

Build America Bonds offer an alternative form of financing to state and local governments whose primary means for accessing the capital markets has been through issuance of tax-free municipal bonds. Build America Bonds can appeal to a broader array of investors than the high income U.S. taxpayers that have traditionally provided the market for municipal bonds. Build America Bonds may provide a lower net cost of funds to issuers. Since enactment of the Act, approximately $70 billion in Build America Bonds have been issued by municipalities. Pursuant to the Act, the issuance of Build America Bonds will be discontinued on December 31, 2010. If the provisions of the Act relating to Build America Bonds are not extended beyond December 31, 2010, availability of such bonds may thereafter be limited, which may affect the market for the bonds and/or their liquidity.

Credit Quality. Credit ratings are based largely on the rating agency’s investment analysis at the time of rating condition and the rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition. The rating assigned to a security by a rating agency does not necessarily reflect its assessment of the volatility of the security’s market value or of the liquidity of an investment in the security. A credit rating may have a modifier (such as plus, minus or a numerical modifier)

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to denote its relative status within the rating. The presence of a modifier does not change the security’s credit rating (meaning that BBB- and Baa3 are within the investment grade rating) for purposes of the Fund’s investment limitations.

Duration. ^Duration measures the time-weighted expected cash flows of a fixed-income security, which can determine its sensitivity to changes in the general level of interest rates. Securities with longer durations tend to be more sensitive to interest rate changes than securities with shorter durations. A mutual fund with a longer dollar-weighted average duration can be expected to be more sensitive to interest rate changes than a fund with a shorter dollar-weighted average duration. Duration differs from maturity in that it considers a security’s coupon payments in addition to the amount of time until the security matures. ^Various techniques may ^be used to shorten or lengthen ^dollar weighted average duration, including the acquisition of municipal obligations at a premium or discount^. As the value of a security changes over time, so will its duration.

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Lower Rated Securities. Investments in obligations rated below investment grade have speculative characteristics because of the credit risk associated with their issuers. Changes in economic conditions or other circumstances typically have a greater effect on the ability of issuers of lower rated investments to make principal and interest payments than they do on issuers of higher rated investments. An economic downturn generally leads to a higher non-payment rate, and a lower rated investment may lose significant value before a default occurs. Lower rated investments generally are subject to greater price volatility and illiquidity than higher rated investments.

Illiquid Securities. The Fund may not invest more than 15% of its net assets in illiquid securities, which may be difficult to value properly and may involve greater risks than liquid securities. Illiquid securities include those legally restricted as to resale (such as those issued in private placements), and may include commercial paper issued pursuant to Section 4(2) of the Securities Act of 1933, as amended, and securities eligible for resale pursuant to Rule 144A thereunder. Certain Section 4(2) and Rule 144A securities may be treated as liquid securities if the investment adviser determines that such treatment is warranted. Even if determined to be liquid, holdings of these securities may increase the level of Fund illiquidity if eligible buyers become uninterested in purchasing them.

When-issued Securities. ^The Fund may purchase securities on a “forward commitment” or “when-issued” basis (meaning securities are purchased or sold with payment and delivery taking place in the future) in order to secure what is considered to be an advantageous price and yield at the time of entering into the transaction. However, the yield on a comparable security when the transaction is consummated may vary from the yield on the security at the time that the forward commitment or when-issued transaction was made. From the time of entering into the transaction until delivery and payment is made at a later date, the securities that are the subject of the transaction are subject to market fluctuations. In forward commitment or when-issued transactions, if the seller or buyer, as the case may be, fails to consummate the transaction the counterpart may miss the opportunity of obtaining a price or yield considered to be advantageous. Forward commitment or when-issued transactions may occur a month or more before delivery is due. However, no payment or delivery is made until payment is received or delivery is made from the other party to the transaction. Forward commitment or when-issued transactions are not entered into by the Fund for the purpose of investment leverage.

Securities Lending. The Fund may seek to earn income by lending portfolio securities to broker-dealers or other institutional borrowers. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the securities loaned if the borrower of the securities fails financially. Loans will only be made to firms that have been approved by the investment adviser. The investment adviser or the securities lending agent will periodically monitor the financial condition of such organizations while any loans are outstanding. In addition, loans will only be made when the investment adviser believes the expected returns, net of expenses, justify the attendant risk. Securities loans currently are required to be secured continuously by collateral in cash, cash equivalents (such as money market instruments) or other liquid securities held by the custodian and maintained in an amount at least equal to the market value of the securities loaned. The Fund may lend up to one-third of the value of its total assets (including borrowings) or such other amount as is permitted under relevant law.

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Borrowing. The Fund may borrow amounts up to one-third of the value of its total assets (including assets acquired using borrowings), but it will not borrow more than 5% of the value of its total assets except to satisfy redemption requests or for other temporary purposes (such as to settle purchases). Such borrowings would result in increased expense to the Fund and, while they are outstanding, would magnify increases or decreases in the value of Fund shares. The Fund will not purchase additional investment securities while outstanding borrowings exceed 5% of the value of its total assets.

Cash and Cash Equivalents. The Fund may invest in cash or cash equivalents, including high quality short-term instruments or an affiliated investment vehicle that invests in such instruments, for cash management purposes. During unusual market

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conditions, the Fund may invest up to 100% of its assets in cash and cash equivalents temporarily, which may be inconsistent with its investment objective.

General. Unless otherwise stated, the Fund’s investment objective and certain other policies may be changed without shareholder approval. The Fund might not use all of the strategies and techniques or invest in all of the types of securities described in this Prospectus or the Statement of Additional Information. While at times the Fund may use alternative investment strategies in an effort to limit its losses, it may choose not to do so. ^

^The Fund’s 80% Policy ^will not be changed unless shareholders are given at least 60 days’ advance written notice of the change and, for the purpose of such policy, ^net assets include any assets purchased with borrowings for investment purposes.

The Fund’s investment policies include a ^provision allowing the Fund to invest ^(i) all of its investable assets in ^an open-end management investment ^company with substantially the same investment objective(s), policies and restrictions as the Fund; or (ii) in more than one open-end management investment company sponsored by Eaton Vance or its affiliates, provided any such companies have investment objectives, policies and restrictions that are consistent with those of the Fund. Any such company or companies would be advised by the Fund’s investment adviser (or an affiliate) and the Fund would not pay directly any advisory fee with respect to the assets so invested. ^The Fund may initiate investments in one or more such investment companies at any time without shareholder approval.

Management and Organization

Management. The Fund’s investment adviser is Eaton Vance Management (“Eaton Vance”), with offices at Two International Place, Boston, MA 02110. Eaton Vance has been managing assets since 1924 and managing mutual funds since 1931. Eaton Vance and its affiliates currently manage over $160 billion on behalf of mutual funds, institutional clients and individuals.

The investment adviser manages the investments of the Fund and provides administrative services and related offices facilities. Under its investment advisory and administrative services agreement with the Fund, Eaton Vance receives an annual fee for its services as follows:

Average Daily Net Assets for the Month	Annual Fee Rate

Up to $1 billion	0.600%
$1 billion but less than $2 billion	0.575%
$2 billion but less than $5 billion	0.550%
$5 billion and over	0.530%

James H. Evans is the portfolio manager of the Fund. He is a Vice President of Eaton Vance. Prior to joining Eaton Vance in 2008, Mr. Evans was a Senior Vice President and Senior Portfolio Manager at M.D. Sass Tax Advantaged Bond Strategies, L.L.C.

The Fund’s shareholder report will provide information regarding the basis for the Trustees’ approval of the Fund’s investment advisory agreement.

The Statement of Additional Information provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership of Fund shares with respect to which the portfolio manager has management responsibilities.

Eaton Vance also serves as the sub-transfer agent for the Fund. For the sub-transfer agency services it provides, Eaton Vance receives an aggregate fee based upon the actual expenses it incurs in the performance of sub-transfer agency services. This fee is paid to Eaton Vance by the Fund’s transfer agent from the fees the transfer agent receives from the Eaton Vance funds.

Organization. The Fund is a series of Eaton Vance Municipals Trust II (the "Trust"), a Massachusetts business trust. The Fund offers multiple classes of shares. Each Class represents a pro rata interest in the Fund but is subject to different expenses and rights. The Fund does not hold annual shareholder meetings but may hold special meetings for matters that require shareholder approval (such as electing or removing trustees, approving management or advisory contracts or changing investment policies that may only be changed with shareholder approval).

Related Performance Information

The Fund has substantially the same investment objective, policies and strategies as existing managed accounts that are advised by Eaton Vance. Listed below is “composite performance” for Eaton Vance with regard to all of these similarly managed accounts. The managed accounts included in the composite are not mutual funds registered under the 1940 Act, and therefore these accounts are not subject to investment limitations, diversification requirements and other restrictions imposed by the 1940 Act and the Internal Revenue Code. If such requirements were applicable to these managed accounts, the performance shown may have been lower.

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This composite data is provided to illustrate the past performance of Eaton Vance in managing tax-advantaged bond strategy mandates and should not be considered as an indication of future performance of the Fund or Eaton Vance. The performance figures shown below reflect the deduction of the highest total expenses currently paid by an account in the composite. The fees and expenses of the Fund are higher than those of the managed accounts. If the managed accounts had been subject to the same fees and expenses as the Fund, the performance shown would have been lower. The performance figures were calculated in accordance with the industry standards for preparing and presenting investment adviser performance. This methodology differs from the Securities and Exchange Commission’s standardized method that the Fund will use to calculate its own performance.

The performance of the composite is shown in the table below for the stated periods ended ^December 31, 2009. Also shown is the performance of broad-based securities indices used as the Composite’s benchmark. From inception through December 31, 2008, the composite’s benchmark was an equal blend of Barclays Capital: 7-Year, 10-Year and 15-Year Municipal Bond Indexes. From January 1, 2009 forward the benchmark is the Barclays Capital Municipal Bond Index: Managed Money (AAA/AA) 7-12 year maturities. Each Index is an unmanaged index of intermediate maturity municipal obligations.

	One	Three	Since
Annualized Total Return	Year	Years	Inception*

Composite	^9.^13%	6.^24%	5.^12%
Benchmark Index (reflects no deduction for fees, expenses or taxes)	^8.^44%	^4.^47%	4.^13%

* Inception date for the Composite was 6/1/05.

Valuing Shares

The Fund values its shares once each day only when the New York Stock Exchange (the "Exchange") is open for trading (typically Monday through Friday), as of the close of regular trading on the Exchange (normally 4:00 p.m. eastern time). The purchase price of Fund shares is their net asset value (plus a sales charge for Class A shares), which is derived from the value of Fund holdings. When purchasing or redeeming Fund shares through a financial intermediary, your financial intermediary must receive your order not later than 4:00 p.m. in order for the purchase price or the redemption price to be based on that day’s net asset value per share. It is the financial intermediary’s responsibility to transmit orders promptly. The Fund may accept purchase and redemption orders as of the time of their receipt by certain financial intermediaries (or their designated intermediaries).

The Trustees have adopted procedures for valuing investments and have delegated to the investment adviser the daily valuation of such investments. Municipal obligations owned by the Fund are normally valued on the basis of valuations furnished by a pricing service. The pricing service considers various factors relating to bonds and market transactions to determine value. In certain situations, the investment adviser may use the fair value of a security if market prices are unavailable or deemed unreliable. A security that is fair valued may be valued at a price higher or lower than actual market quotations or the value determined by other funds using their own fair valuation procedures. The investment adviser expects to use fair value pricing for municipal obligations under limited circumstances, such as when an obligation is not priced by the pricing service or is in default. Eaton Vance has established a Valuation Committee that oversees the valuation of investments.

Purchasing Shares

You may purchase shares through your financial intermediary or by mailing an account application form to the transfer agent (see back cover for address). Purchase orders will be executed at the net asset value (plus any applicable sales charge) next determined after their receipt in proper form (meaning that they are complete and contain all necessary information) by the Fund’s transfer agent. The Fund’s transfer agent or your financial intermediary must receive your purchase in proper form no later than the close of regular trading on the Exchange (normally 4:00 p.m. eastern time) for your purchase to be effected at that day’s net asset value. If you purchase shares through a financial intermediary, that intermediary may charge you a fee for executing the purchase for you. The Fund may suspend the sale of its shares at any time and any purchase order may be refused for any reason. The Fund does not issue share certificates.

Class A and Class C Shares

Your initial investment must be at least $1,000. After your initial investment, additional investments may be made in any amount at any time by sending a check payable to the order of the Fund or the transfer agent directly to the transfer agent (see back cover for address). You also may make additional investments by accessing your account via the Eaton Vance website at www.eatonvance.com. Purchases made through the Internet from a pre-designated bank account will have a trade date that is the first business day after the purchase is requested. For more information about purchasing shares through the Internet, please call 1-800-262-1122. Please include your name and account number and the name of the Fund and Class of shares with each investment.

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You may make automatic investments of $50 or more each month or each quarter from your bank account. You can establish bank automated investing on the account application or by providing written instructions. Please call 1-800-262-1122 Monday through Friday, 8:00 a.m. to 6:00 p.m. (eastern time) for further information. The minimum initial investment amount and Fund policy of redeeming accounts with low account balances are waived for bank automated investing ^accounts (other than for Class I), certain group purchase plans (including proprietary fee-based programs sponsored by broker-dealers) and for persons affiliated with Eaton Vance, its affiliates and certain Fund service providers (as described in the Statement of Additional Information).

Class I Shares

Class I shares are offered to clients of financial intermediaries who (i) charge such clients an ongoing fee for advisory, investment, consulting or similar services, or (ii) have entered into an agreement with the principal underwriter to offer Class I shares through a no-load network or platform. Such clients may include individuals, corporations, endowments, foundations and qualified plans (including tax-deferred retirement plans and profit sharing plans). Class I shares also are offered to investment and institutional clients of Eaton Vance and its affiliates and certain persons affiliated with Eaton Vance and certain Fund service providers. Your initial investment must be at least $250,000. Subsequent investments of any amount may be made at any time, including through automatic investment each month or quarter from your bank account. You may make automatic investments of $50 or more each month or each quarter from your bank account. You can establish bank automated investing on the account application or by providing written instructions. Please call 1-800-262-1122 Monday through Friday, 8:00 a.m. to 6:00 p.m. (eastern time) for further information.

The minimum initial investment is waived for persons affiliated with Eaton Vance, its affiliates and certain Fund service providers (as described in the Statement of Additional Information). The initial minimum investment also is waived for individual accounts of a financial intermediary that charges an ongoing fee for its services or offers Class I shares through a no-load network or platform (in each case, as described above), provided the aggregate value of such accounts invested in Class I shares is at least $250,000 (or is anticipated by the principal underwriter to reach $250,000) and for corporations, endowments, foundations and qualified plans with assets of at least $100 million.

Class I shares may be purchased through a financial intermediary or by requesting your bank to transmit immediately available funds (Federal Funds) by wire. To make an initial investment by wire, you must complete an account application and telephone the ^Shareholder Services Department at 1-800-262-1122 to be assigned an account number. You may request a current account application by calling 1-800-262-1122 Monday through Friday, 8:00 a.m. to 6:00 p.m. (eastern time). The ^Shareholder Services Department must be advised by telephone of each additional investment by wire.

Restrictions on Excessive Trading and Market Timing. The Fund is not intended for excessive trading or market timing. Market timers seek to profit by rapidly switching money into a fund when they expect the share price of the fund to rise and taking money out of the fund when they expect those prices to fall. By realizing profits through short-term trading, shareholders that engage in rapid purchases and sales or exchanges of a fund’s shares may dilute the value of shares held by long-term shareholders. Volatility resulting from excessive purchases and sales or exchanges of fund shares, especially involving large dollar amounts, may disrupt efficient portfolio management. In particular, excessive purchases and sales or exchanges of a fund’s shares may cause a fund to have difficulty implementing its investment strategies, may force the fund to sell portfolio securities at inopportune times to raise cash or may cause increased expenses (such as increased brokerage costs, realization of taxable capital gains without attaining any investment advantage or increased administrative costs).

A fund that invests in securities that are, among other things, thinly traded, traded infrequently or relatively illiquid (including certain Municipal  and Taxable Municipal Securities) is susceptible to the risk that the current market price for such securities may not accurately reflect current market values. A shareholder may seek to engage in short-term trading to take advantage of these pricing differences (commonly referred to as “price arbitrage”). The investment adviser is authorized to use the fair value of a security if prices are unavailable or are deemed unreliable (see “Valuing Shares”). The use of fair value pricing and the restrictions on excessive trading and market timing described below are intended to reduce a shareholder’s ability to engage in price arbitrage to the detriment of the Fund.

The Boards of Trustees of the Eaton Vance funds have adopted policies to discourage short-term trading and market timing and to seek to minimize their potentially detrimental effects. Pursuant to these policies, if an investor (through one or more accounts) makes more than one round-trip exchange (exchanging from one fund to another fund and back again) within 90 days, it will be deemed to constitute market timing or excessive trading. Under the policies, the Fund or its principal underwriter will reject or cancel a purchase order, suspend or terminate the exchange privilege or terminate the ability of an investor to invest in the Eaton Vance funds if the Fund or the principal underwriter determines that a proposed transaction involves market timing or excessive trading that it believes is likely to be detrimental to the Fund. The Fund and its principal underwriter use reasonable efforts to detect market timing and excessive trading activity, but they cannot ensure that they will be able to identify all cases of market timing and excessive trading. The Fund or its principal underwriter may also reject or cancel any purchase order (including an exchange) from an investor or group of investors for any other reason. Decisions to reject or cancel purchase orders (including exchanges) in the

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Fund are inherently subjective and will be made in a manner believed to be in the best interest of a Fund’s shareholders. No Eaton Vance fund has any arrangement to permit market timing.

The following fund share transactions generally are exempt from the market timing and excessive trading policy described above because the Fund and the principal underwriter believe they generally do not raise market timing or excessive trading concerns:

  transactions made pursuant to a systematic purchase plan or as the result of automatic reinvestment of dividends or distributions, or initiated by the Fund (e.g., for failure to meet applicable account minimums);
  transactions made by participants in employer sponsored retirement plans involving participant payroll or employer contributions or loan repayments, redemptions as part of plan terminations or at the direction of the plan, mandatory retirement distributions, or rollovers;
  transactions made by asset allocation and wrap programs where the adviser to the program directs transactions in the accounts participating in the program in concert with changes in a model portfolio; or
  transactions in shares of Eaton Vance Cash Management Fund, Eaton Vance Money Market Fund, Eaton Vance Tax Free Reserves and Eaton Vance Institutional Short Term Income Fund.

It may be difficult for the Fund or the principal underwriter to identify market timing or excessive trading in omnibus accounts traded through financial intermediaries. The Fund and the principal underwriter have provided guidance to financial intermediaries (such as banks, broker-dealers, insurance companies and retirement administrators) concerning the application of the Eaton Vance funds’ market timing and excessive trading policies to Fund shares held in omnibus accounts maintained and administered by such intermediaries, including guidance concerning situations where market timing or excessive trading is considered to be detrimental to the Fund. The Fund or its principal underwriter may rely on a financial intermediary’s policy to restrict market timing and excessive trading if it believes that policy is likely to prevent market timing that is likely to be detrimental to the Fund. Such policy may be more or less restrictive than the Fund’s policy. Although the Fund or the principal underwriter reviews trading activity at the omnibus account level for activity that indicates potential market timing or excessive trading activity, the Fund and the principal underwriter typically will not request or receive individual account data unless suspicious trading activity is identified. The Fund and the principal underwriter generally rely on financial intermediaries to monitor trading activity in omnibus accounts in good faith in accordance with their own or Fund policies. The Fund and the principal underwriter cannot ensure that these financial intermediaries will in all cases apply the policies of the Fund or their own policies, as the case may be, to accounts under their control.

Choosing a Share Class. The Fund offers different classes of shares. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different sales charges and expenses and will likely have different share prices due to differences in class expenses. In choosing the class of shares that suits your investment needs, you should consider:

  how long you expect to own your shares;
  how much you intend to invest;
  the sales charge and total operating expenses associated with owning each class; and
  whether you qualify for a reduction or waiver of any applicable sales charges (see “Reducing or Eliminating Class A Sales Charges” under “Sales Charges” below).

Each investor’s considerations are different. You should speak with your financial intermediary to help you decide which class of shares is best for you. Set forth below is a brief description of each class of shares offered by the Fund.

Class A shares are offered at net asset value plus a front-end sales charge of up to 2.25%. This charge is deducted from the amount you invest. The Class A sales charge is reduced for purchases of $100,000 or more. The sales charge applicable to your purchase may be reduced under the right of accumulation or a statement of intention, which are described in “Reducing or Eliminating Class A Sales Charges” under “Sales Charges” below. Some investors may be eligible to purchase Class A shares at net asset value under certain circumstances, which are also described below. Class A shares pay distribution and service fees equal to 0.25% annually of average daily net assets.

Class C shares are offered at net asset value with no front-end sales charge. If you sell your Class C shares within one year of purchase, you generally will be subject to a contingent deferred sales charge or "CDSC". The CDSC is deducted from your redemption proceeds. Under certain circumstances, the Class C CDSC may be waived (such as certain redemptions from tax-deferred retirement plan accounts). See “CDSC Waivers” under “Sales Charges” below. Class C shares pay distribution ^and service fees equal to 1.00% annually of average daily net assets. Orders for Class C shares of one or more Eaton Vance funds will be refused when the total value of the purchase (including the aggregate value of all Eaton Vance fund shares held within the purchasing shareholder’s account) is $1,000,000 or more. Investors considering cumulative purchases of $1,000,000 or more, or who, after a purchase of shares, would own shares of Eaton Vance funds with a current market value of $1,000,000 or more, should consider whether Class A shares would be more advantageous and consult their financial intermediary.

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Class I shares are offered to clients of financial intermediaries who (i) charge such clients an ongoing fee for advisory, investment, consulting or similar services, or (ii) have entered into an agreement with the principal underwriter to offer Class I shares through a no-load network or platform. Such clients may include individuals, corporations, endowments, foundations and qualified plans (as described above). Class I shares are also offered to investment and institutional clients of Eaton Vance and its affiliates and certain persons affiliated with Eaton Vance and certain Fund service providers. Class I shares do not pay distribution or service fees.

Payments to Financial Intermediaries. In addition to payments disclosed under "Sales Charges" below, the principal underwriter, out of its own resources, may make cash payments to certain financial intermediaries who provide marketing support, transaction processing and/or administrative services and, in some cases, include some or all Eaton Vance funds in preferred or specialized selling programs. Payments made by the principal underwriter to a financial intermediary may be significant and are typically in the form of fees based on Fund sales, assets, transactions processed and/or accounts attributable to that financial intermediary. Financial intermediaries also may receive amounts from the principal underwriter in connection with educational or due diligence meetings that include information concerning Eaton Vance funds. The principal underwriter may pay or allow other promotional incentives or payments to financial intermediaries to the extent permitted by applicable laws and regulations.

Certain financial intermediaries that maintain fund accounts for the benefit of their customers provide sub-accounting, recordkeeping and/or administrative services to the Eaton Vance funds and are compensated for such services by the funds. As used in this prospectus, the term “financial intermediary” includes any broker, dealer, bank (including bank trust departments), registered investment adviser, financial planner, a retirement plan and/or its administrator, their designated intermediaries and any other firm having a selling, administration or similar agreement with the principal underwriter or its affiliates.

Sales Charges

Class A Front-End Sales Charge. Class A shares are offered at net asset value per share plus a sales charge that is determined by the amount of your investment. The current sales charge schedule is:

	Sales Charge*	Sales Charge*	Dealer Commission
	as Percentage of	as Percentage of Net	as a Percentage of
Amount of Purchase	Offering Price	Amount Invested	Offering Price

Less than $100,000	2.25%	2.30%	2.00%
$100,000 but less than $250,000	1.75%	1.78%	1.50%
$250,000 but less than $500,000	1.50%	1.52%	1.25%
$500,000 but less than $1,000,000	1.00%	1.01%	^0.^85%
$1,000,000 or more	0.00**	0.00**	0.75%

*	Because the offering price per share is rounded to two decimal places, the actual sales charge you pay on a purchase of Class A shares may be more or less than your total purchase amount multiplied by the applicable sales charge percentage.
**	No sales charge is payable at the time of purchase on investments of $1 million or more. A CDSC of 1.00% will be imposed on such investments (as described below) in the event of redemptions within ^18 months of purchase.

Reducing or Eliminating Class A Sales Charges. Front-end sales charges on purchases of Class A shares may be reduced under the right of accumulation or under a statement of intention. To receive a reduced sales charge, you must inform your financial intermediary or the Fund at the time you purchase shares that you qualify for such a reduction. If you do not let your financial intermediary or the Fund know you are eligible for a reduced sales charge at the time of purchase, you will not receive the discount to which you may otherwise be entitled.

Right of Accumulation. Under the right of accumulation, the sales charge you pay is reduced if the current market value of your holdings in the Fund or any other Eaton Vance fund (based on the current maximum public offering price) plus your new purchase total $100,000 or more. ^Class A shares of Eaton Vance Cash Management Fund and shares of Eaton Vance Tax Free Reserves cannot be included under the right of accumulation. Shares owned by you, your spouse and children under age twenty-one may be combined for purposes of the right of accumulation, including shares held for the benefit of any of you in omnibus or “street name” accounts. In addition, shares held in a trust or fiduciary account of which any of the foregoing persons is the sole beneficiary (including retirement accounts) may be combined for purposes of the right of accumulation. Shares purchased and/or owned in a SEP, SARSEP and SIMPLE IRA plan also may be combined for purposes of the right of accumulation for the plan and its participants. You may be required to provide documentation to establish your ownership of shares included under the right of accumulation (such as account statements for you, your spouse and children or marriage certificates, birth certificates and/or trust or other fiduciary-related documents).

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Statement of Intention. Under a statement of intention, purchases of $100,000 or more made over a 13-month period are eligible for reduced sales charges. Shares eligible under the right of accumulation (other than those included in employer-sponsored retirement plans) may be included to satisfy the amount to be purchased under a statement of intention. Under a statement of intention, the principal underwriter may hold 5% of the dollar amount to be purchased in escrow in the form of shares registered in your name until you satisfy the statement or the 13-month period expires. A statement of intention does not obligate you to purchase (or the Fund to sell) the full amount indicated in the statement.

Class A shares are offered at net asset value (without a sales charge) to clients of financial intermediaries who (i) charge an ongoing fee for advisory, investment, consulting or similar services, or (ii) have entered into an agreement with the principal underwriter to offer Class A shares through a no-load network or platform. Such clients may include individuals, corporations, endowments and foundations. Class A shares also are offered at net asset value to investment and institutional clients of Eaton Vance and its affiliates; certain persons affiliated with Eaton Vance; and to certain fund service providers as described in the Statement of Additional Information. Class A shares may also be purchased at net asset value pursuant to the reinvestment privilege and exchange privilege and when distributions are reinvested. See “Shareholder Account Features” for details.

Contingent Deferred Sales Charge. Class A and Class C shares are subject to a CDSC on certain redemptions. Class A shares purchased at net asset value in amounts of $1 million or more are subject to a 1.00% CDSC if redeemed within 18 months of purchase. Class C shares are subject to a 1.00% CDSC if redeemed within one year of purchase.

CDSC Waivers. CDSCs are waived for certain redemptions pursuant to a Withdrawal Plan (see “Shareholder Account Features”). The CDSC is also waived following the death of a beneficial owner of shares (a death certificate and other applicable documents may be required).

Distribution and Service Fees. Class A and Class C shares have in effect ^plans under Rule 12b-1 that ^allow the Fund to pay distribution fees for the sale and distribution of shares (so-called “12b-1 fees”) and service fees for personal and/or shareholder account services. Class C shares pay distribution fees to the principal underwriter of 0.75% of average daily net assets annually. Because these fees are paid from Fund assets on an ongoing basis, they will increase your cost over time and may cost you more than paying other types of sales charges. The principal underwriter compensates financial intermediaries on sales of Class C shares (except exchange transactions and reinvestments) in an amount equal to 1.00% of the purchase price of the shares. After the first year, financial intermediaries also receive 0.75% of the value of Class C shares in annual distribution fees. Class C shares also pay service fees to the principal underwriter equal to 0.25% of average daily net assets annually. Class A shares pay distribution and service fees equal to 0.25% of average daily net assets annually. After the sale of shares, the principal underwriter typically receives the Class A distribution and service fees and the Class C service fees for one year and thereafter financial intermediaries generally receive them based on the value of shares sold by such dealers for shareholder servicing performed by such financial intermediaries. Distribution and service fees are subject to the limitations contained in the sales charge rule of the Financial Industry Regulatory Authority.

More information about sales charges is available free of charge on the Eaton Vance website at www.eatonvance.com and in the Statement of Additional Information. Please consult the Eaton Vance website for any updates to sales charge information before making a purchase of Fund shares.

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Redeeming Shares

You can redeem shares in any of the following ways:

By Mail

Send your request to the transfer agent along with any certificates and stock powers. The request must be signed exactly as your account is registered (for instance, a joint account must be signed by all registered owners to be accepted) and a signature guarantee may be required. Call 1-800-262-1122 for additional information. You can obtain a signature guarantee at banks, savings and loan institutions, credit unions, securities dealers, securities exchanges, clearing agencies and registered securities associations that participate in The Securities Transfer Agents Medallion Program, Inc. (STAMP, Inc.). Only signature guarantees issued in accordance with STAMP, Inc. will be accepted. You may be asked to provide additional documents if your shares are registered in the name of a corporation, partnership or fiduciary.

By Telephone

You can redeem up to $100,000 per account (which may include shares of one or more Eaton Vance funds) per day by calling 1-800-262-1122 Monday through Friday, 8:00 a.m. to 6:00 p.m. (eastern time). Proceeds of a telephone redemption can be sent only to the account address or to a bank pursuant to prior instructions. Shares held by corporations, trusts or certain other entities and shares that are subject to fiduciary arrangements cannot be redeemed by telephone.

By Internet

Certain shareholders can redeem up to $100,000 per account (which may include shares of one or more Eaton Vance funds) per day by logging on to the Eaton Vance website at www.eatonvance.com. Proceeds of internet redemptions can be sent only to the account address or to a predesignated bank account. For more information about redeeming shares on the Internet, please call 1-800-262-1122 Monday through Friday, 8:00 a.m. to 6:00 p.m. (eastern time).

Through a Financial Intermediary	Your financial intermediary is responsible for transmitting the order promptly. A financial intermediary may charge a fee for this service.

If you redeem shares, your redemption price will be based on the net asset value per share next computed after the redemption request is received in proper form (meaning that it is complete and contains all necessary information) by the Fund’s transfer agent or your financial intermediary. Your redemption proceeds normally will be paid in cash within seven days, reduced by the amount of any applicable CDSC and any federal income tax required to be withheld. Payments will be sent by regular mail. However, if you have given complete written authorization in advance, you may request that the redemption proceeds be wired directly to your bank account. The bank designated may be any bank in the United States. The request may be made by calling 1-800-262-1122 or by sending a signature guaranteed letter of instruction to the transfer agent (see back cover for address). Corporations, trusts and other entities may need to provide additional documentation. You may be required to pay the costs of such transaction by the Fund or your bank. No costs are currently charged by the Fund. However, charges may apply for expedited mail delivery services. The Fund may suspend or terminate the expedited payment procedure upon at least 30 days’ notice.

If you recently purchased shares, the proceeds of a redemption will not be sent until the purchase check (including a certified or cashier’s check) has cleared. If the purchase check has not cleared, redemption proceeds may be delayed up to 15 days from the purchase date. If your account value falls below $750 (other than due to market decline), you may be asked either to add to your account or redeem it within 60 days. If you take no action, your account will be redeemed and the proceeds sent to you.

While redemption proceeds are normally paid in cash, redemptions may be paid by distributing marketable securities. If you receive securities, you could incur brokerage or other charges in converting the securities to cash.

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Shareholder Account Features

Distributions. You may have your Fund distributions paid in one of the following ways:

•Full Reinvest Option	Distributions are reinvested in additional shares. This option will be assigned if you do not specify an option.

•Partial Reinvest Option •Cash Option •Exchange Option

Dividends are paid in cash and capital gains are reinvested in additional shares.

Distributions are paid in cash.

Distributions are reinvested in additional shares of any class of another Eaton Vance fund chosen by you, subject to the terms of that fund’s prospectus. Before selecting this option, you must obtain a prospectus of the other fund and consider its objectives, risks, and charges and expenses carefully.

Information about the Fund. From time to time, you may receive the following:

  Semiannual and annual reports containing a list of portfolio holdings as of the end of the second and fourth fiscal quarters, respectively, performance information and financial statements.
  Periodic account statements, showing recent activity and total share balance.
  Tax information needed to prepare your income tax returns.
  Proxy materials, in the event a shareholder vote is required.
  Special notices about significant events affecting your Fund.

Most fund information (including semiannual and annual reports, prospectuses and proxy statements) as well as your periodic account statements can be delivered electronically. For more information please go to www.eatonvance.com/edelivery.

The Fund will file with the Securities and Exchange Commission (“SEC”) a list of its portfolio holdings as of the end of the first and third fiscal quarters on Form N-Q. The Fund’s annual and semiannual reports (as filed on Form N-CSR) and each Form N-Q may be viewed on the SEC’s website (www.sec.gov). The most recent fiscal quarter end holdings may also be viewed on the Eaton Vance website (www.eatonvance.com). Portfolio holdings information that is filed with the SEC is posted on the Eaton Vance website approximately 60 days after the end of the quarter to which it relates. Portfolio holdings information as of each calendar quarter end is posted to the website 30 days after such quarter end. The Fund also posts information about certain portfolio characteristics (such as top ten holdings and asset allocation) as of the most recent calendar quarter end on the Eaton Vance website approximately ten business days after the calendar quarter end.

The Eaton Vance funds have established policies and procedures with respect to the disclosure of portfolio holdings and other information concerning Fund characteristics. A description of these policies and procedures is provided in the Statement of Additional Information. Such policies and procedures regarding disclosure of portfolio holdings are designed to prevent the misuse of material, non-public information about the funds.

Withdrawal Plan. You may redeem shares on a regular periodic basis by establishing a systematic withdrawal plan. Withdrawals will not be subject to any applicable CDSC if they are, in the aggregate, less than or equal to 12% annually of the greater of either the initial account balance or the current account balance. Because purchases of Class A shares are generally subject to an initial sales charge, Class A shareholders should not make withdrawals from their accounts while also making purchases.

Exchange Privilege. You may exchange your Fund shares for shares of the same Class of another Eaton Vance fund. Exchanges are made at net asset value. If your shares are subject to a CDSC, the CDSC will continue to apply to your new shares at the same CDSC rate. For purposes of the CDSC, your shares will continue to age from the date of your original purchase of Fund shares.

Before exchanging, you should read the prospectus of the new fund carefully. Exchanges are subject to the terms applicable to purchases of the new fund’s shares as set forth in its prospectus. If you wish to exchange shares, write to the transfer agent (see back cover for address^), log on to your account at www.eatonvance.com or call 1-800-262-1122. Periodic automatic exchanges are also available. The exchange privilege may be changed or discontinued at any time. You will receive at least 60 days’ notice of any material change to the privilege. This privilege may not be used for “market timing” and may be terminated for market timing accounts or for any other reason. For additional information, see "Restrictions on Excessive Trading and Market Timing" under "Purchasing Shares".

Reinvestment Privilege. If you redeem shares, you may reinvest at net asset value all or any portion of the redemption proceeds in the same class of shares of the Fund you redeemed from, provided that the reinvestment occurs within 60 days of the

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redemption, and the privilege has not been used more than once in the prior 12 months. Under these circumstances your account will be credited with any CDSC paid in connection with the redemption. Any CDSC period applicable to the shares you acquire upon reinvestment will run from the date of your original share purchase. Reinvestment requests must be in writing. At the time of a reinvestment, you or your financial intermediary must notify the Fund or the transfer agent that you are reinvesting redemption proceeds in accordance with this privilege. If you reinvest, your purchase will be at the next determined net asset value following receipt of your request.

Telephone and Electronic Transactions. You can redeem or exchange shares by telephone as described in this Prospectus. In addition, certain transactions may be conducted through the Eaton Vance website. The transfer agent and the principal underwriter have procedures in place to authenticate telephone and electronic instructions (such as using security codes or verifying personal account information). As long as the transfer agent and principal underwriter follow reasonable procedures, they will not be responsible for unauthorized telephone or electronic transactions and you bear the risk of possible loss resulting from these transactions. You may decline the telephone redemption option on the account application. Telephone instructions are recorded.

“Street Name” Accounts. If your shares are held in a “street name” account at a financial intermediary, that intermediary (and not the Fund or its transfer agent) will perform all recordkeeping, transaction processing and distribution payments. Because the Fund will have no record of your transactions, you should contact your financial intermediary to purchase, redeem or exchange shares, to make changes in your account, or to obtain account information. You will not be able to utilize a number of shareholder features, such as telephone transactions, directly with the Fund. If you transfer shares in a “street name” account to an account with another financial intermediary or to an account directly with the Fund, you should obtain historical information about your shares prior to the transfer.

Procedures for Opening New Accounts. To help the government fight the funding of terrorism and money laundering activities, federal law requires financial institutions to obtain, verify and record information that identifies each new customer who opens a Fund account and to determine whether such person’s name appears on government lists of known or suspected terrorists or terrorist organizations. When you open an account, the transfer agent or your financial intermediary will ask you for your name, address, date of birth (for individuals), residential or business street address (although post office boxes are still permitted for mailing) and social security number, taxpayer identification number, or other government-issued identifying number. You also may be asked to produce a copy of your driver’s license, passport or other identifying documents in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic databases. Other information or documents may be required to open accounts for corporations and other entities. Federal law prohibits the Fund and other financial institutions from opening a new account unless they receive the minimum identifying information described above. If a person fails to provide the information requested, any application by that person to open a new account will be rejected. Moreover, if the transfer agent or the financial intermediary is unable to verify the identity of a person based on information provided by that person, it may take additional steps including, but not limited to, requesting additional information or documents from the person, closing the person’s account or reporting the matter to the appropriate federal authorities. If your account is closed for this reason, your shares may be automatically redeemed at the net asset value next determined. If the Fund’s net asset value has decreased since your purchase, you will lose money as a result of this redemption. The Fund has also designated an anti-money laundering compliance officer.

Account Questions. If you have any questions about your account or the services available, please call Eaton Vance Shareholder Services at 1-800-262-1122 Monday through Friday, 8:00 a.m. to 6:00 p.m. (eastern time), or write to the transfer agent (see back cover for address).

Additional Tax Information

The Fund declares dividends daily and ordinarily pays distributions monthly. Different Classes may distribute different dividend amounts. Your account will be credited with dividends beginning on the business day after the day when the funds used to purchase your Fund shares are collected by the transfer agent. For tax purposes, the Fund’s dividends sourced from investments in Municipal Securities ordinarily will constitute federally tax-exempt income to you, so long as the Fund meets the tax requirement that at least 50% of its total assets are invested in Municipal Securities as of each fiscal quarter end. To the extent that the Fund’s investment income consists of both taxable and tax-exempt income, Fund expenses will reduce the Fund’s taxable and tax-exempt income dividends in proportion to the character of its gross income. Distribution of any net realized gains will be made once each year (usually in December). The exemption of “exempt-interest dividend” income from regular federal income taxation does not necessarily result in similar exemptions from such income under the state or local tax laws.

The Fund may invest a substantial portion of its assets in securities that generate income that is not exempt from federal income tax. Income generated from Taxable Municipal Securities is subject to federal income tax and may be subject to state income tax. Income generated from Treasury Securities is exempt from state and local income taxes but is subject to federal income tax. Income

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from Agency Securities is generally subject to federal income tax, as well as state and local income taxes where applicable. Taxes on distributions of capital gains are determined by how long the Fund owned the investments that generated them, rather than how long a shareholder has owned his or her shares in the Fund. Distributions of any taxable income and net short-term capital gains will be taxable as ordinary income. Distributions of any long-term capital gains are taxable as long-term capital gains. Distributions of interest on certain municipal obligations are a tax preference item under the AMT provisions applicable to individuals and corporations, and all tax-exempt distributions may affect a corporation’s AMT liability. The Fund’s distributions will be treated as described above for federal income tax purposes whether they are paid in cash or reinvested in additional shares. A redemption of Fund shares, including an exchange for shares of another fund, is a taxable transaction.

Shareholders, particularly corporations, recipients of social security or railroad retirement benefits and those subject to AMT, should consult with their advisers concerning the applicability of federal, state, local and other taxes to an investment.

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More Information

About the Fund: More information is available in the Statement of Additional Information. The Statement of Additional Information is incorporated by reference into this Prospectus. Additional information about the Fund’s investments will be available in the annual and semiannual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the past fiscal year. You may obtain free copies of the Statement of Additional Information and the shareholder reports on Eaton Vance’s website at www.eatonvance.com or by contacting the principal underwriter:

Eaton Vance Distributors, Inc. Two International Place Boston, MA 02110 1-800-262-1122 website: www.eatonvance.com

You will find and may copy information about the Fund (including the statement of additional information and shareholder reports): at the Securities and Exchange Commission’s public reference room in Washington, DC (call 1-800-732-0330 for information on the operation of the public reference room); on the EDGAR Database on the SEC’s Internet site (http://www.sec.gov); or, upon payment of copying fees, by writing to the SEC’s Public Reference Section, 100 F Street, NE, Washington, DC 20549-0102, or by electronic mail at publicinfo@sec.gov.

Shareholder Inquiries: You can obtain more information from Eaton Vance Shareholder Services or the Fund transfer agent, PNC Global Investment Servicing. If you own shares and would like to add to, redeem or change your account, please write or call below:

Regular Mailing Address:	Overnight Mailing Address:	Phone Number:
Eaton Vance Funds	Eaton Vance Funds	1-800-262-1122
P.O. Box 9653	101 Sabin Street	Monday - Friday
Providence, RI 02940-9653	Pawtucket, RI 02860	8 a.m. - 6 p.m. ET

The Fund’s Investment Company Act No. is 811-08134.	TABS-ITIP
^4294-2/10	© 2010 Eaton Vance Management

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^ Eaton Vance Tax-Advantaged Bond Strategies Long Term Fund Class A /EALTX Class C /ECLTX Class I /EILTX A diversified fund seeking after-tax total return Prospectus Dated ^February 1, 2010

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Information in this Prospectus
	Page		Page
Fund Summary	2	Investment Objective & Principal Policies and Risks	5
Investment Objective	2	Management and Organization	^7
Fees and Expenses of the Fund	2	Related Performance Information	7
Portfolio Turnover	^2	Valuing Shares	^8
Principal Investment Strategies	^2	Purchasing Shares	8
Principal Risks	3	Sales Charges	^11
Performance	4	Redeeming Shares	^13
Management	4	Shareholder Account Features	^14
Purchase and Sale of Fund Shares	4	Additional Tax Information	^15
Tax Information	4
Payments to Broker-Dealers and Other Financial Intermediaries	4

This Prospectus contains important information about the Fund and the services available to shareholders. Please save it for reference.

Fund Summary

Investment Objective

The Fund’s investment objective is to seek after-tax total return^.

Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold shares. You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $^50,000 in Eaton Vance Funds. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page ^11 of this Prospectus and page 20 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class I
Maximum Sales Charge (Load) (as a percentage of offering price)	4.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at ^purchase or ^redemption)	None	1.00%	None
Maximum Sales Charge (Load) Imposed on Reinvested Distributions	None	None	None

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)	Class A	Class C	Class I
Management Fees	0.60%	0.60%	0.60%
Distribution ^and Service (12b-1) Fees	0.25%	1.00%	n/a
Other Expenses(1)	0.30%	0.30%	0.30%
Total Annual Fund Operating Expenses	1.15%	1.90%	0.90%
^Expense ^Reimbursement(2)	(0.20)%	(0.20)%	(0.20)%
^Net Annual Fund Operating Expenses	0.95%	1.70%	0.70%

(1)	Other Expenses are estimated.
(2)	The investment adviser and administrator have agreed to ^reimburse the Fund’s expenses to the extent Total Annual Fund Operating Expenses ^exceed 0.95% for Class A, 1.70% for Class C and 0.70% for Class I. This expense ^reimbursement will continue through May 31, 2013. Thereafter, the expense ^reimbursement may be changed or terminated at any time. The expense ^reimbursement relates to ordinary operating expenses only and amounts reimbursed may be subject to recoupment.

^

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be^:

	Expenses with Redemption		Expenses without Redemption
	1 Year	3 Years	1 Year	3 Years
Class A shares	$567	$763	$567	$763
Class C shares	$273	$536	$173	$536
Class I shares	$72	$224	$72	$224

^

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance^.

Principal Investment Strategies

^

The Fund normally invests at least 80% of its net assets in a diversified portfolio of municipal obligations that are exempt from regular federal income tax (“Municipal Securities”), municipal obligations that are not exempt from regular federal income tax (“Taxable Municipal Securities”), direct obligations of the U.S. Treasury (“Treasury Securities”) and/or obligations of U.S.

2

Government agencies, instrumentalities and government-sponsored enterprises (“Agency Securities”) (the “80% Policy”). Taxable Municipal Securities include obligations issued pursuant to the American Recovery and Reinvestment Act of 2009 (“the Act”) or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support (any bonds so issued are considered “Build America Bonds”). When investing in Build America Bonds the Fund expects to invest in direct pay Build America Bonds and “principal only” strips of tax credit Build America Bonds. The Fund normally invests in Municipal Securities and Taxable Municipal Securities rated in the two highest rating categories (which are those rated AA or higher by Standard & Poor’s Ratings Group (“S&P”) or Fitch Ratings (“Fitch”) or Aa or higher by Moody’s investors Service, Inc. (“Moody’s”)) or, if unrated, determined by the investment adviser to be of comparable quality at the time of purchase, but may also invest up to 30% of its net assets in Municipal Securities or Taxable Municipal Securities rated A at the time of purchase by S&P, Fitch or Moody’s or, if unrated, determined by the investment adviser to be of comparable quality. The Fund may continue to hold securities that are downgraded (including to below investment grade credit quality "junk bonds" if the investment adviser believes it would be advantageous to do so. The Fund will not invest in a Municipal Security the interest on which the Fund’s investment adviser believes is subject to the federal alternative minimum tax. For its investment in Municipal Securities, the Fund invests primarily in general obligation or revenue bonds. The Fund currently targets an average portfolio duration of over 7 years and an average weighted maturity of over 9 years but may invest in securities of any maturity or duration, and may in the future alter its maturity or duration target range.

In implementing the Fund’s investment strategy, the portfolio manager will identify certain benchmark ratios that the manager believes represent efficient pricing of Municipal Securities in relation to Taxable Municipal, Treasury and Agency Securities with similar durations. Such ratios are primarily a function of the respective yields of Municipal, Taxable Municipal, Treasury and Agency Securities. When the prices of Municipal Securities deviate from such benchmark ratios, the portfolio manager may deem such securities to be overvalued or undervalued in relation to Taxable Municipal, Treasury and Agency Securities, depending on the nature of the price deviation, and may adjust the Fund’s asset mix among Municipal, Taxable Municipal, Treasury and Agency Securities as deemed consistent with the Fund’s investment objective. The Fund’s Municipal/Taxable Municipal/Treasury/Agency cross-over strategy is primarily quantitatively driven and generally will be implemented when pricing ratios so dictate, subject to market conditions and the ability to execute transactions in sufficient volume and at desired prices. Execution of the cross-over strategy may be affected if it is anticipated that there will be changes in tax rates or regulations governing Municipals Securities such that a change in relative yield relationships is likely, thereby causing a change in benchmark trading ratios. Allocation decisions will generally be influenced by a tax requirement that at least 50% of the Fund’s total assets be invested in Municipal Securities as of the end of each fiscal quarter in order to pass tax-exempt income to Fund shareholders. The portfolio manager generally will seek to enhance after-tax total return by actively engaging in relative value trading within the portfolio to take advantage of price appreciation opportunities in the markets for Municipal, Taxable Municipal, Treasury and Agency Securities.

Principal Risks

Municipal Bond Market Risk. The amount of public information available about municipal bonds is generally less than that for corporate equities or bonds and the investment performance of the Fund may be more dependent on the analytical abilities of the investment adviser than would be the case for a stock fund or corporate bond fund. The secondary market for municipal bonds also tends to be less well-developed and less liquid than many other securities markets, which may adversely affect the Fund’s ability to sell its bonds at attractive prices. In addition, municipal obligations can experience downturns in trading activity and the supply of municipal obligations may exceed the demand in the market. During such periods, the spread can widen between the price at which an ^obligation can be purchased and the price at which it can be sold. Less liquid obligations can become more difficult to value and be subject to erratic price movements. Economic and other events (whether real or perceived) can reduce the demand for certain investments or for investments generally, which may reduce market prices and cause the value of Fund shares to fall. The frequency and magnitude of such changes cannot be predicted. The increased presence of non-traditional participants in the municipal markets may lead to greater volatility in the markets.

Risk of U.S. Government-Sponsored Agencies. While certain U.S. Government-sponsored agencies (such as the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association) may be chartered or sponsored by acts of Congress, their securities are neither issued nor guaranteed by the U.S. Treasury.

Interest Rate Risk. As interest rates rise, the value of Fund shares is likely to decline. Conversely, when interest rates decline, the value of Fund shares is likely to rise. Obligations with longer maturities typically offer higher yields, but involve greater risk because the prices of such obligations are more sensitive to changes in interest rates than obligations with shorter maturities. In a declining interest rate environment, prepayments of obligations may increase if the issuer has the ability to pre-pay or "call" the obligation. In such circumstances, the Fund may have to reinvest the prepayment proceeds at lower yields.

Credit Risk. Changes in economic conditions or other circumstances may reduce the capacity of issuers of fixed income securities to make principal and interest payments and may lead to defaults. Such defaults may reduce the value of Fund shares and income distributions. The value of a fixed income security also may decline because of concerns about the issuer’s ability to

3

make principal and interest payments. In addition, the credit rating of securities held by the Fund may be lowered if an issuer’s financial condition changes. Municipal obligations may be insured as to principal and interest payments. ^If the claims-paying ability or other rating of the insurer is downgraded by a rating agency, the value of such obligations may be negatively affected. In the case of an insured bond, the bond’s rating will be deemed to be the higher of the rating assigned to the bond’s issuer or the insurer.

Risk of Limited Issuance. Under the Act the ability of municipalities to issue Build America Bonds expires on December 31, 2010. If this ability is not extended beyond that date, the number of Build America Bonds available in the market will be limited and there can be no assurance that Build America Bonds will be actively traded. In addition, illiquidity may negatively affect the value of the bonds.

Risks of Principal Only Investments. Principal only investments entitle the holder to receive par value of such bonds if held to maturity. The values of principal only strips are subject to greater fluctuation in response to changes in market interest rates than bonds which pay interest currently. The Fund will accrue income on these investments and is required to distribute that income each year. The Fund may be required to sell securities to obtain cash needed for such income distributions.

Risks Associated with Quantitative Management. The Fund relies on its investment adviser to achieve its investment objective. The investment adviser uses ^quantative investment techniques and analyses in making investment decisions for the Fund, but there can be no assurance that these will achieve the desired results. The Fund's strategy is highly dependent on quantitatively-based pricing theories and valuation models that generally have not been independently tested or otherwise reviewed.

Tax Risk. Income from tax-exempt municipal obligations could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service, or non-compliant conduct of a bond issuer.

General Fund Investing Risks. The Fund is not a complete investment program and you may lose money by investing in the Fund. All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective. In general, the Fund’s Annual Fund Operating Expenses as a percentage of Fund average daily net assets will change as Fund assets increase and decrease, and the Fund’s Annual Fund Operating Expenses may differ in the future. ^ Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its ^objective. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person. You may lose money by investing in the Fund.

Performance

^

There is no performance for the Fund because it has not yet commenced operations.

Management

^

Investment Adviser. Eaton Vance Management ("Eaton Vance")

Portfolio Manager. The Fund is managed by James ^H. Evans, Vice President of Eaton ^Vance, who has managed the Fund since ^it commenced operations in 2010.

Purchase and Sale of Fund Shares

You may purchase, redeem or exchange Fund shares on any business day, which is any day the New York Stock Exchange is open for business. You may purchase, redeem or exchange Fund shares either through your financial intermediary or directly from the Fund either by writing to Eaton Vance Funds, P.O. Box 9653, Providence, RI 02940-9653, or by calling 1-800-262-1122. The minimum initial purchase or exchange into the Fund is ^$1,000 for Class A and Class C and $250,000 for Class I (waived in certain circumstances). There is no minimum for subsequent investments.

Tax Information

A substantial portion of the Fund’s distributions are expected to be exempt from ^federal income taxes. However, the Fund may also distribute taxable income to the extent that it invests in Taxable Municipal, Treasury or Agency Securities. ^Distribution of any net realized gains are expected to be taxed as ordinary income and/or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank) (collectively, "financial intermediaries"), ^the Fund, its principal underwriter and its affiliates may pay the financial intermediary for the sale of Fund shares

4

and related services. These payments may create a conflict of interest by influencing the financial intermediary and your salesperson to recommend ^the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

Investment ^Objective & Principal Policies and Risks

A statement of the investment ^objective and principal investment policies and risks of the Fund ^is set forth above in Fund Summary. Set forth below is additional information about such policies and risks.

Municipal Securities. Municipal securities include bonds, notes and commercial paper issued by a municipality, a group of municipalities or participants in qualified issues of municipal debt for a wide variety of both public and private purposes. General obligation bonds are secured by the issuer’s faith and credit, as well as its taxing power, for payment of principal and interest. Revenue bonds, however, are generally secured by the net revenues derived from a particular facility or group of facilities. Municipal securities also include municipal leases and participations in municipal leases. An issuer’s obligation under such leases is often subject to the appropriation by the appropriate legislative body, on an annual or other basis, of funds for the payment of the obligations. Municipal securities held by the Fund may be insured as to principal and interest payments. If the claims-paying ability or other rating of the insurer is downgraded by a ratings agency, the value of such securities may be negatively affected. Municipal securities may or may not be exempt from federal income tax. Municipal securities may or may not be exempt from federal income tax.

U.S. Treasury and Government Agency Securities. U.S. Treasury Securities include U.S. Treasury obligations that differ in their interest rates, maturities and times of issuance. Agency Securities include obligations issued or guaranteed by U.S. Government agencies or instrumentalities. Agency Securities may be guaranteed by the U.S. or they may be backed by the right of the issuer to borrow from the U.S. Treasury, the discretionary authority of the U.S. to purchase the obligations, or the credit of the agency or instrumentality. While U.S. agencies may be chartered or sponsored by Acts of Congress, their securities are not issued and may not be guaranteed by the U.S. Treasury. To the extent that the Fund invests in securities of government-sponsored entities, the Fund will be subject to the risks unique to such entities. Government-sponsored entities, such as the Federal Home Loan Mortgage Corporation (“Freddie Mac”), the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Banks (“FHLBs”), the Private Export Funding Corporation (“PEFCO”), the Federal Farm Credit Banks (“FFCB”) and the Tennessee Valley Authority (“TVA”), although chartered or sponsored by Congress, are not funded by congressional appropriations and the debt and mortgage-backed securities issued by them are neither guaranteed nor issued by the U.S. Government. The U.S. Government has recently provided financial support to Fannie Mae and Freddie Mac, but there can be no assurance that it will support these or other government-sponsored enterprises in the future. Treasury Securities and Agency Securities also include any security or agreement collateralized or otherwise secured by Treasury Securities or Agency Securities, respectively. As a result of their high credit quality and market liquidity, U.S. Government securities generally provide a lower current return than obligations of other issuers.

^

Build America Bonds. Build America Bonds are taxable municipal obligations issued pursuant to the Act or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support. Enacted in February 2009, the Act authorizes state and local governments to issue taxable bonds on which, assuming certain specified conditions are satisfied, issuers may either (i) receive reimbursement from the U.S. Treasury with respect to its interest payments on the bonds (“direct pay” Build America Bonds) or (ii) provide tax credits to investors in the bonds (“tax credit” Build America Bonds). Unlike most other municipal obligations, interest received on Build America Bonds is subject to federal income tax and may be subject to state income tax. Under the terms of the Act, issuers of direct pay Build America Bonds are entitled to receive reimbursement from the U.S. Treasury currently equal to 35% (or 45% in the case of Recovery Zone Economic Development Bonds) of the interest paid. Holders of tax credit Build America Bonds can receive a federal tax credit currently equal to 35% of the coupon interest received. The Fund may invest in “principal only” strips of tax credit Build America Bonds, which entitle the holder to receive par value of such bonds if held to maturity. The Fund does not expect to receive (or pass through to shareholders) tax credits as a result of its investments. The federal interest subsidy or tax credit continues for the life of the bonds.

Build America Bonds offer an alternative form of financing to state and local governments whose primary means for accessing the capital markets has been through issuance of tax-free municipal bonds. Build America Bonds can appeal to a broader array of investors than the high income U.S. taxpayers that have traditionally provided the market for municipal bonds. Build America Bonds may provide a lower net cost of funds to issuers. Since enactment of the Act, approximately $70 billion in Build America Bonds have been issued by municipalities. Pursuant to the Act, the issuance of Build America Bonds will be discontinued on December 31, 2010. If the provisions of the Act relating to Build America Bonds are not extended beyond December 31, 2010, availability of such bonds may thereafter be limited, which may affect the market for the bonds and/or their liquidity.

5

Credit Quality. Credit ratings are based largely on the rating agency’s investment analysis at the time of rating and the rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition. The rating assigned to a security by a rating agency does not necessarily reflect its assessment of the volatility of the security’s market value or of the liquidity of an investment in the security. A credit rating may have a modifier (such as plus, minus or a numerical modifier) to denote its relative status within the rating. The presence of a modifier does not change the security’s credit rating (meaning that BBB- and Baa3 are within the investment grade rating) for purposes of the Fund’s investment limitations.

Duration. ^Duration measures the time-weighted expected cash flows of a fixed-income security, which can determine its sensitivity to changes in the general level of interest rates. Securities with longer durations tend to be more sensitive to interest rate changes than securities with shorter durations. A mutual fund with a longer dollar-weighted average duration can be expected to be more sensitive to interest rate changes than a fund with a shorter dollar-weighted average duration. Duration differs from maturity in that it considers a security’s coupon payments in addition to the amount of time until the security matures. ^Various techniques may ^be used to shorten or lengthen ^dollar weighted average duration, including the acquisition of municipal obligations at a premium or discount^. As the value of a security changes over time, so will its duration.

^

Lower Rated Securities. Investments in obligations rated below investment grade have speculative characteristics because of the credit risk associated with their issuers. Changes in economic conditions or other circumstances typically have a greater effect on the ability of issuers of lower rated investments to make principal and interest payments than they do on issuers of higher rated investments. An economic downturn generally leads to a higher non-payment rate, and a lower rated investment may lose significant value before a default occurs. Lower rated investments generally are subject to greater price volatility and illiquidity than higher rated investments.

Illiquid Securities. The Fund may not invest more than 15% of its net assets in illiquid securities, which may be difficult to value properly and may involve greater risks than liquid securities. Illiquid securities include those legally restricted as to resale (such as those issued in private placements), and may include commercial paper issued pursuant to Section 4(2) of the Securities Act of 1933, as amended, and securities eligible for resale pursuant to Rule 144A thereunder. Certain Section 4(2) and Rule 144A securities may be treated as liquid securities if the investment adviser determines that such treatment is warranted. Even if determined to be liquid, holdings of these securities may increase the level of Fund illiquidity if eligible buyers become uninterested in purchasing them.

When-issued Securities. ^The Fund may purchase securities on a “forward commitment” or “when-issued” basis (meaning securities are purchased or sold with payment and delivery taking place in the future) in order to secure what is considered to be an advantageous price and yield at the time of entering into the transaction. However, the yield on a comparable security when the transaction is consummated may vary from the yield on the security at the time that the forward commitment or when-issued transaction was made. From the time of entering into the transaction until delivery and payment is made at a later date, the securities that are the subject of the transaction are subject to market fluctuations. In forward commitment or when-issued transactions, if the seller or buyer, as the case may be, fails to consummate the transaction the counterpart may miss the opportunity of obtaining a price or yield considered to be advantageous. Forward commitment or when-issued transactions may occur a month or more before delivery is due. However, no payment or delivery is made until payment is received or delivery is made from the other party to the transaction. Forward commitment or when-issued transactions are not entered into by the Fund for the purpose of investment leverage.

Securities Lending. The Fund may seek to earn income by lending portfolio securities to broker-dealers or other institutional borrowers. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the securities loaned if the borrower of the securities fails financially. Loans will only be made to firms that have been approved by the investment adviser. The investment adviser or the securities lending agent will periodically monitor the financial condition of such organizations while any loans are outstanding. In addition, loans will only be made when the investment adviser believes the expected returns, net of expenses, justify the attendant risk. Securities loans currently are required to be secured continuously by collateral in cash, cash equivalents (such as money market instruments) or other liquid securities held by the custodian and maintained in an amount at least equal to the market value of the securities loaned. The Fund may lend up to one-third of the value of its total assets (including borrowings) or such other amount as is permitted under relevant law.

^

Borrowing. The Fund may borrow amounts up to one-third of the value of its total assets (including assets acquired using borrowings), but it will not borrow more than 5% of the value of its total assets except to satisfy redemption requests or for other temporary purposes (such as to settle purchases). Such borrowings would result in increased expense to the Fund and, while they

6

are outstanding, would magnify increases or decreases in the value of Fund shares. The Fund will not purchase additional investment securities while outstanding borrowings exceed 5% of the value of its total assets.

Cash and Cash Equivalents. The Fund may invest in cash or cash equivalents, including high quality short-term instruments or an affiliated investment vehicle that invests in such instruments, for cash management purposes. During unusual market conditions, the Fund may invest up to 100% of its assets in cash and cash equivalents temporarily, which may be inconsistent with its investment objective.

General. Unless otherwise stated, the Fund’s investment objective and certain other policies may be changed without shareholder approval. The Fund might not use all of the strategies and techniques or invest in all of the types of securities described in this Prospectus or the Statement of Additional Information. While at times the Fund may use alternative investment strategies in an effort to limit its losses, it may choose not to do so. ^

^The Fund’s 80% Policy ^will not be changed unless shareholders are given at least 60 days’ advance written notice of the change and, for the purpose of such policy, ^net assets include any assets purchased with borrowings for investment purposes.

The Fund’s investment policies include a ^provision allowing the Fund to invest ^(i) all of its investable assets in ^an open-end management investment ^company with substantially the same investment objective, policies and restrictions as the Fund; or (ii) in more than one open-end management investment company sponsored by Eaton Vance or its affiliates, provided any such company has investment objective(s), policies and restrictions that are consistent with those of the Fund. Any such company or companies would be advised by the Fund’s investment adviser (or an affiliate) and the Fund would not pay directly any advisory fee with respect to the assets so invested. ^The Fund may initiate investments in one or more such investment companies at any time without shareholder approval.

Management and Organization

Management. The Fund’s investment adviser is Eaton Vance Management (“Eaton Vance”), with offices at Two International Place, Boston, MA 02110. Eaton Vance has been managing assets since 1924 and managing mutual funds since 1931. Eaton Vance and its affiliates currently manage over $160 billion on behalf of mutual funds, institutional clients and individuals.

The investment adviser manages the investments of the Fund and provides administrative services and related offices facilities. Under its investment advisory and administrative services agreement with the Fund, Eaton Vance receives an annual fee for its services as follows:

Average Daily Net Assets for the Month	Annual Fee Rate
Up to $1 billion	0.600%
$1 billion but less than $2 billion	0.575%
$2 billion but less than $5 billion	0.550%
$5 billion and over	0.530%

James H. Evans is the portfolio manager of the Fund. He is a Vice President of Eaton Vance. Prior to joining Eaton Vance in 2008, Mr. Evans was a Senior Vice President and Senior Portfolio Manager at M.D. Sass Tax Advantaged Bond Strategies, L.L.C.

The Fund’s shareholder report will provide information regarding the basis for the Trustees’ approval of the Fund’s investment advisory agreement.

The Statement of Additional Information provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership of Fund shares with respect to which the portfolio manager has management responsibilities.

Eaton Vance also serves as the sub-transfer agent for the Fund. For the sub-transfer agency services it provides, Eaton Vance receives an aggregate fee based upon the actual expenses it incurs in the performance of sub-transfer agency services. This fee is paid to Eaton Vance by the Fund’s transfer agent from the fees the transfer agent receives from the Eaton Vance funds.

Organization. The Fund is a series of Eaton Vance Municipals Trust II (the "Trust"), a Massachusetts business trust. The Fund offers multiple classes of shares. Each Class represents a pro rata interest in the Fund but is subject to different expenses and rights. The Fund does not hold annual shareholder meetings but may hold special meetings for matters that require shareholder approval (such as electing or removing trustees, approving management or advisory contracts or changing investment policies that may only be changed with shareholder approval).

7

Related Performance Information

The Fund has substantially the same investment objective, policies and strategies as existing managed accounts that are advised by Eaton Vance. Listed below is “composite performance” for Eaton Vance with regard to all of these similarly managed accounts. The managed accounts included in the composite are not mutual funds registered under the 1940 Act, and therefore these accounts are not subject to investment limitations, diversification requirements and other restrictions imposed by the 1940 Act and the Internal Revenue Code. If such requirements were applicable to these managed accounts, the performance shown may have been lower.

This composite data is provided to illustrate the past performance of Eaton Vance in managing tax-advantaged bond strategy mandates and should not be considered as an indication of future performance of the Fund or Eaton Vance. The performance figures shown below reflect the deduction of the highest total expenses currently paid by an account in the composite. The fees and expenses of the Fund are higher than those of the managed accounts. If the managed accounts had been subject to the same fees and expenses as the Fund, the performance shown would have been lower. The performance figures were calculated in accordance with the industry standards for preparing and presenting investment adviser performance. This methodology differs from the Securities and Exchange Commission’s standardized method that the Fund will use to calculate its own performance.

The performance of the composite is shown in the table below for the stated periods ended ^December 31, 2009. Also shown is the performance of broad-based securities indices used as the Composite’s benchmark. From February 2006 through 2007, the Composite’s benchmark is the Merrill Lynch 12-22 Year Municipal Bond Index. From December 1, 2007 forward the benchmark ^ is the Barclays Capital ^Municipal Bond Index: Managed Money (AAA/AA) 7-20 Year ^Maturities. Each Index is an unmanaged index of longer-maturity municipal obligations.

	One	Three	Since
Annualized Total Return	Year	Years	Inception*
Composite	^11.^18%	^6.^44%	^6.^76%
Benchmark Index (reflects no deduction for fees, expenses or taxes)	^11.^39%	^5.^03%	5.^14%

*Inception date for the Composite was 2/1/06. Valuing Shares

The Fund values its shares once each day only when the New York Stock Exchange (the "Exchange") is open for trading (typically Monday through Friday), as of the close of regular trading on the Exchange (normally 4:00 p.m. eastern time). The purchase price of Fund shares is their net asset value (plus a sales charge for Class A shares), which is derived from the value of Fund holdings. When purchasing or redeeming Fund shares through a financial intermediary, your financial intermediary must receive your order not later than 4:00 p.m. in order for the purchase price or the redemption price to be based on that day’s net asset value per share. It is the financial intermediary’s responsibility to transmit orders promptly. The Fund may accept purchase and redemption orders as of the time of their receipt by certain financial intermediaries (or their designated intermediaries).

The Trustees have adopted procedures for valuing investments and have delegated to the investment adviser the daily valuation of such investments. Municipal obligations owned by the Fund are normally valued on the basis of valuations furnished by a pricing service. The pricing service considers various factors relating to bonds and market transactions to determine value. In certain situations, the investment adviser may use the fair value of a security if market prices are unavailable or deemed unreliable. A security that is fair valued may be valued at a price higher or lower than actual market quotations or the value determined by other funds using their own fair valuation procedures. The investment adviser expects to use fair value pricing for municipal obligations under limited circumstances, such as when an obligation is not priced by the pricing service or is in default. Eaton Vance has established a Valuation Committee that oversees the valuation of investments.

Purchasing Shares

You may purchase shares through your financial intermediary or by mailing an account application form to the transfer agent (see back cover for address). Purchase orders will be executed at the net asset value (plus any applicable sales charge) next determined after their receipt in proper form (meaning that they are complete and contain all necessary information) by the Fund’s transfer agent. The Fund’s transfer agent or your financial intermediary must receive your purchase in proper form no later than the close of regular trading on the Exchange (normally 4:00 p.m. eastern time) for your purchase to be effected at that day’s net asset value. If you purchase shares through a financial intermediary, that intermediary may charge you a fee for executing the purchase for you. The Fund may suspend the sale of its shares at any time and any purchase order may be refused for any reason. The Fund does not issue share certificates.

Class A and Class C Shares

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Your initial investment must be at least $1,000. After your initial investment, additional investments may be made in any amount at any time by sending a check payable to the order of the Fund or the transfer agent directly to the transfer agent (see back cover for address). You also may make additional investments by accessing your account via the Eaton Vance website at www.eatonvance.com. Purchases made through the Internet from a pre-designated bank account will have a trade date that is the first business day after the purchase is requested. For more information about purchasing shares through the Internet, please call 1-800-262-1122. Please include your name and account number and the name of the Fund and Class of shares with each investment.

You may make automatic investments of $50 or more each month or each quarter from your bank account. You can establish bank automated investing on the account application or by providing written instructions. Please call 1-800-262-1122 Monday through Friday, 8:00 a.m. to 6:00 p.m. (eastern time) for further information. The minimum initial investment amount and Fund policy of redeeming accounts with low account balances are waived for bank automated investing ^accounts (other than for Class I), certain group purchase plans (including proprietary fee-based programs sponsored by broker-dealers) and for persons affiliated with Eaton Vance, its affiliates and certain Fund service providers (as described in the Statement of Additional Information).

Class I Shares

Class I shares are offered to clients of financial intermediaries who (i) charge such clients an ongoing fee for advisory, investment, consulting or similar services, or (ii) have entered into an agreement with the principal underwriter to offer Class I shares through a no-load network or platform. Such clients may include individuals, corporations, endowments, foundations and qualified plans (including tax-deferred retirement plans and profit sharing plans). Class I shares also are offered to investment and institutional clients of Eaton Vance and its affiliates and certain persons affiliated with Eaton Vance and certain Fund service providers. Your initial investment must be at least $250,000. Subsequent investments of any amount may be made at any time, including through automatic investment each month or quarter from your bank account. You may make automatic investments of $50 or more each month or each quarter from your bank account. You can establish bank automated investing on the account application or by providing written instructions. Please call 1-800-262-1122 Monday through Friday, 8:00 a.m. to 6:00 p.m. (eastern time) for further information.

The minimum initial investment is waived for persons affiliated with Eaton Vance, its affiliates and certain Fund service providers (as described in the Statement of Additional Information). The initial minimum investment also is waived for individual accounts of a financial intermediary that charges an ongoing fee for its services or offers Class I shares through a no-load network or platform (in each case, as described above), provided the aggregate value of such accounts invested in Class I shares is at least $250,000 (or is anticipated by the principal underwriter to reach $250,000) and for corporations, endowments, foundations and qualified plans with assets of at least $100 million.

Class I shares may be purchased through a financial intermediary or by requesting your bank to transmit immediately available funds (Federal Funds) by wire. To make an initial investment by wire, you must complete an account application and telephone the ^Shareholder Services Department at 1-800-262-1122 to be assigned an account number. You may request a current account application by calling 1-800-262-1122 Monday through Friday, 8:00 a.m. to 6:00 p.m. (eastern time). The ^Shareholder Services Department must be advised by telephone of each additional investment by wire.

Restrictions on Excessive Trading and Market Timing. The Fund is not intended for excessive trading or market timing. Market timers seek to profit by rapidly switching money into a fund when they expect the share price of the fund to rise and taking money out of the fund when they expect those prices to fall. By realizing profits through short-term trading, shareholders that engage in rapid purchases and sales or exchanges of a fund’s shares may dilute the value of shares held by long-term shareholders. Volatility resulting from excessive purchases and sales or exchanges of fund shares, especially involving large dollar amounts, may disrupt efficient portfolio management. In particular, excessive purchases and sales or exchanges of a fund’s shares may cause a fund to have difficulty implementing its investment strategies, may force the fund to sell portfolio securities at inopportune times to raise cash or may cause increased expenses (such as increased brokerage costs, realization of taxable capital gains without attaining any investment advantage or increased administrative costs).

A fund that invests in securities that are, among other things, thinly traded, traded infrequently or relatively illiquid (including certain Municipal and Taxable Municipal Securities) is susceptible to the risk that the current market price for such securities may not accurately reflect current market values. A shareholder may seek to engage in short-term trading to take advantage of these pricing differences (commonly referred to as “price arbitrage”). The investment adviser is authorized to use the fair value of a security if prices are unavailable or are deemed unreliable (see “Valuing Shares”). The use of fair value pricing and the restrictions on excessive trading and market timing described below are intended to reduce a shareholder’s ability to engage in price arbitrage to the detriment of the Fund.

The Boards of Trustees of the Eaton Vance funds have adopted policies to discourage short-term trading and market timing and to seek to minimize their potentially detrimental effects. Pursuant to these policies, if an investor (through one or more accounts) makes more than one round-trip exchange (exchanging from one fund to another fund and back again) within 90 days, it will be

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deemed to constitute market timing or excessive trading. Under the policies, the Fund or its principal underwriter will reject or cancel a purchase order, suspend or terminate the exchange privilege or terminate the ability of an investor to invest in the Eaton Vance funds if the Fund or the principal underwriter determines that a proposed transaction involves market timing or excessive trading that it believes is likely to be detrimental to the Fund. The Fund and its principal underwriter use reasonable efforts to detect market timing and excessive trading activity, but they cannot ensure that they will be able to identify all cases of market timing and excessive trading. The Fund or its principal underwriter may also reject or cancel any purchase order (including an exchange) from an investor or group of investors for any other reason. Decisions to reject or cancel purchase orders (including exchanges) in the Fund are inherently subjective and will be made in a manner believed to be in the best interest of a Fund’s shareholders. No Eaton Vance fund has any arrangement to permit market timing.

The following fund share transactions generally are exempt from the market timing and excessive trading policy described above because the Fund and the principal underwriter believe they generally do not raise market timing or excessive trading concerns:

  transactions made pursuant to a systematic purchase plan or as the result of automatic reinvestment of dividends or distributions, or initiated by the Fund (e.g., for failure to meet applicable account minimums);
  transactions made by participants in employer sponsored retirement plans involving participant payroll or employer contributions or loan repayments, redemptions as part of plan terminations or at the direction of the plan, mandatory retirement distributions, or rollovers;
  transactions made by asset allocation and wrap programs where the adviser to the program directs transactions in the accounts participating in the program in concert with changes in a model portfolio; or
  transactions in shares of Eaton Vance Cash Management Fund, Eaton Vance Money Market Fund, Eaton Vance Tax Free Reserves and Eaton Vance Institutional Short Term Income Fund.

It may be difficult for the Fund or the principal underwriter to identify market timing or excessive trading in omnibus accounts traded through financial intermediaries. The Fund and the principal underwriter have provided guidance to financial intermediaries (such as banks, broker-dealers, insurance companies and retirement administrators) concerning the application of the Eaton Vance funds’ market timing and excessive trading policies to Fund shares held in omnibus accounts maintained and administered by such intermediaries, including guidance concerning situations where market timing or excessive trading is considered to be detrimental to the Fund. The Fund or its principal underwriter may rely on a financial intermediary’s policy to restrict market timing and excessive trading if it believes that policy is likely to prevent market timing that is likely to be detrimental to the Fund. Such policy may be more or less restrictive than the Fund’s policy. Although the Fund or the principal underwriter reviews trading activity at the omnibus account level for activity that indicates potential market timing or excessive trading activity, the Fund and the principal underwriter typically will not request or receive individual account data unless suspicious trading activity is identified. The Fund and the principal underwriter generally rely on financial intermediaries to monitor trading activity in omnibus accounts in good faith in accordance with their own or Fund policies. The Fund and the principal underwriter cannot ensure that these financial intermediaries will in all cases apply the policies of the Fund or their own policies, as the case may be, to accounts under their control.

Choosing a Share Class. The Fund offers different classes of shares. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different sales charges and expenses and will likely have different share prices due to differences in class expenses. In choosing the class of shares that suits your investment needs, you should consider:

  how long you expect to own your shares;
  how much you intend to invest;
  the sales charge and total operating expenses associated with owning each class; and
  whether you qualify for a reduction or waiver of any applicable sales charges (see “Reducing or Eliminating Class A Sales Charges” under “Sales Charges” below).

Each investor’s considerations are different. You should speak with your financial intermediary to help you decide which class of shares is best for you. Set forth below is a brief description of each class of shares offered by the Fund.

Class A shares are offered at net asset value plus a front-end sales charge of up to 4.75%. This charge is deducted from the amount you invest. The Class A sales charge is reduced for purchases of $50,000 or more. The sales charge applicable to your purchase may be reduced under the right of accumulation or a statement of intention, which are described in “Reducing or Eliminating Class A Sales Charges” under “Sales Charges” below. Some investors may be eligible to purchase Class A shares at net asset value under certain circumstances, which are also described below. Class A shares pay distribution and service fees equal to 0.25% annually of average daily net assets.

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Class C shares are offered at net asset value with no front-end sales charge. If you sell your Class C shares within one year of purchase, you generally will be subject to a contingent deferred sales charge or "CDSC". The CDSC is deducted from your redemption proceeds. Under certain circumstances, the Class C CDSC may be waived (such as certain redemptions from tax-deferred retirement plan accounts). See “CDSC Waivers” under “Sales Charges” below. Class C shares pay distribution ^and service fees equal to 1.00% annually of average daily net assets. Orders for Class C shares of one or more Eaton Vance funds will be refused when the total value of the purchase (including the aggregate value of all Eaton Vance fund shares held within the purchasing shareholder’s account) is $1,000,000 or more. Investors considering cumulative purchases of $1,000,000 or more, or who, after a purchase of shares, would own shares of Eaton Vance funds with a current market value of $1,000,000 or more, should consider whether Class A shares would be more advantageous and consult their financial intermediary.

Class I shares are offered to clients of financial intermediaries who (i) charge such clients an ongoing fee for advisory, investment, consulting or similar services, or (ii) have entered into an agreement with the principal underwriter to offer Class I shares through a no-load network or platform. Such clients may include individuals, corporations, endowments, foundations and qualified plans (as described above). Class I shares are also offered to investment and institutional clients of Eaton Vance and its affiliates and certain persons affiliated with Eaton Vance and certain Fund service providers. Class I shares do not pay distribution or service fees.

Payments to Financial Intermediaries. In addition to payments disclosed under "Sales Charges" below, the principal underwriter, out of its own resources, may make cash payments to certain financial intermediaries who provide marketing support, transaction processing and/or administrative services and, in some cases, include some or all Eaton Vance funds in preferred or specialized selling programs. Payments made by the principal underwriter to a financial intermediary may be significant and are typically in the form of fees based on Fund sales, assets, transactions processed and/or accounts attributable to that financial intermediary. Financial intermediaries also may receive amounts from the principal underwriter in connection with educational or due diligence meetings that include information concerning Eaton Vance funds. The principal underwriter may pay or allow other promotional incentives or payments to financial intermediaries to the extent permitted by applicable laws and regulations.

Certain financial intermediaries that maintain fund accounts for the benefit of their customers provide sub-accounting, recordkeeping and/or administrative services to the Eaton Vance funds and are compensated for such services by the funds. As used in this prospectus, the term “financial intermediary” includes any broker, dealer, bank (including bank trust departments), registered investment adviser, financial planner, a retirement plan and/or its administrator, their designated intermediaries and any other firm having a selling, administration or similar agreement with the principal underwriter or its affiliates.

Sales Charges

Class A Front-End Sales Charge. Class A shares are offered at net asset value per share plus a sales charge that is determined by the amount of your investment. The current sales charge schedule is:

	Sales Charge*	Sales Charge*	Dealer Commission
	as Percentage of	as Percentage of Net	as Percentage of
Amount of Purchase	Offering Price	Amount Invested	Offering Price
Less than $50,000	4.75%	4.99%	4.00%
$50,000 but less than $100,000	4.50%	4.71%	3.75%
$100,000 but less than $250,000	3.75%	3.90%	3.00%
$250,000 but less than $500,000	3.00%	3.09%	2.50%
$500,000 but less than $1,000,000	2.00%	2.04%	1.75%
$1,000,000 or more	0.00**	0.00**	0.75%

* Because the offering price per share is rounded to two decimal places, the actual sales charge you pay on a purchase of Class A shares may be more or less than your total purchase amount multiplied by the applicable sales charge percentage.

**No sales charge is payable at the time of purchase on investments of $1 million or more. A CDSC of 1.00% will be imposed on such investments (as described below) in the event of redemptions within 18 months of purchase.

Reducing or Eliminating Class A Sales Charges. Front-end sales charges on purchases of Class A shares may be reduced under the right of accumulation or under a statement of intention. To receive a reduced sales charge, you must inform your financial intermediary or the Fund at the time you purchase shares that you qualify for such a reduction. If you do not let your financial intermediary or the Fund know you are eligible for a reduced sales charge at the time of purchase, you will not receive the discount to which you may otherwise be entitled.

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Right of Accumulation. Under the right of accumulation, the sales charge you pay is reduced if the current market value of your holdings in the Fund or any other Eaton Vance fund (based on the current maximum public offering price) plus your new purchase total $50,000 or more. ^Class A shares of Eaton Vance Cash Management Fund and shares of Eaton Vance Tax Free Reserves cannot be included under the right of accumulation. Shares owned by you, your spouse and children under age twenty-one may be combined for purposes of the right of accumulation, including shares held for the benefit of any of you in omnibus or “street name” accounts. In addition, shares held in a trust or fiduciary account of which any of the foregoing persons is the sole beneficiary (including retirement accounts) may be combined for purposes of the right of accumulation. Shares purchased and/or owned in a SEP, SARSEP and SIMPLE IRA plan also may be combined for purposes of the right of accumulation for the plan and its participants. You may be required to provide documentation to establish your ownership of shares included under the right of accumulation (such as account statements for you, your spouse and children or marriage certificates, birth certificates and/or trust or other fiduciary-related documents).

Statement of Intention. Under a statement of intention, purchases of $50,000 or more made over a 13-month period are eligible for reduced sales charges. Shares eligible under the right of accumulation (other than those included in employer-sponsored retirement plans) may be included to satisfy the amount to be purchased under a statement of intention. Under a statement of intention, the principal underwriter may hold 5% of the dollar amount to be purchased in escrow in the form of shares registered in your name until you satisfy the statement or the 13-month period expires. A statement of intention does not obligate you to purchase (or the Fund to sell) the full amount indicated in the statement.

Class A shares are offered at net asset value (without a sales charge) to clients of financial intermediaries who (i) charge an ongoing fee for advisory, investment, consulting or similar services, or (ii) have entered into an agreement with the principal underwriter to offer Class A shares through a no-load network or platform. Such clients may include individuals, corporations, endowments and foundations. Class A shares also are offered at net asset value to investment and institutional clients of Eaton Vance and its affiliates; certain persons affiliated with Eaton Vance; and to certain fund service providers as described in the Statement of Additional Information. Class A shares may also be purchased at net asset value pursuant to the reinvestment privilege and exchange privilege and when distributions are reinvested. See “Shareholder Account Features” for details.

Contingent Deferred Sales Charge. Class A and Class C shares are subject to a CDSC on certain redemptions. Class A shares purchased at net asset value in amounts of $1 million or more are subject to a 1.00% CDSC if redeemed within 18 months of purchase. Class C shares are subject to a 1.00% CDSC if redeemed within one year of purchase.

CDSC Waivers. CDSCs are waived for certain redemptions pursuant to a Withdrawal Plan (see “Shareholder Account Features”). The CDSC is also waived following the death of a beneficial owner of shares (a death certificate and other applicable documents may be required).

Distribution and Service Fees. Class A and Class C shares have in effect ^plans under Rule 12b-1 that ^allow the Fund to pay distribution fees for the sale and distribution of shares (so-called “12b-1 fees”) and service fees for personal and/or shareholder account services. Class C shares pay distribution fees to the principal underwriter of 0.75% of average daily net assets annually. Because these fees are paid from Fund assets on an ongoing basis, they will increase your cost over time and may cost you more than paying other types of sales charges. The principal underwriter compensates financial intermediaries on sales of Class C shares (except exchange transactions and reinvestments) in an amount equal to 1.00% of the purchase price of the shares. After the first year, financial intermediaries also receive 0.75% of the value of Class C shares in annual distribution fees. Class C shares also pay service fees to the principal underwriter equal to 0.25% of average daily net assets annually. Class A shares pay distribution and service fees equal to 0.25% of average daily net assets annually. After the sale of shares, the principal underwriter typically receives the Class A distribution and service fees and the Class C service fees for one year and thereafter financial intermediaries generally receive them based on the value of shares sold by such dealers for shareholder servicing performed by such financial intermediaries. Distribution and service fees are subject to the limitations contained in the sales charge rule of the Financial Industry Regulatory Authority.

More information about sales charges is available free of charge on the Eaton Vance website at www.eatonvance.com and in the Statement of Additional Information. Please consult the Eaton Vance website for any updates to sales charge information before making a purchase of Fund shares.

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Redeeming Shares You can redeem shares in any of the following ways:

By Mail

Send your request to the transfer agent along with any certificates and stock powers. The request must be signed exactly as your account is registered (for instance, a joint account must be signed by all registered owners to be accepted) and a signature guarantee may be required. Call 1-800-262-1122 for additional information. You can obtain a signature guarantee at banks, savings and loan institutions, credit unions, securities dealers, securities exchanges, clearing agencies and registered securities associations that participate in The Securities Transfer Agents Medallion Program, Inc. (STAMP, Inc.). Only signature guarantees issued in accordance with STAMP, Inc. will be accepted. You may be asked to provide additional documents if your shares are registered in the name of a corporation, partnership or fiduciary.

By Telephone

You can redeem up to $100,000 per account (which may include shares of one or more Eaton Vance funds) per day by calling 1-800-262-1122 Monday through Friday, 8:00 a.m. to 6:00 p.m. (eastern time). Proceeds of a telephone redemption can be sent only to the account address or to a bank pursuant to prior instructions. Shares held by corporations, trusts or certain other entities and shares that are subject to fiduciary arrangements cannot be redeemed by telephone.

By Internet

Certain shareholders can redeem up to $100,000 per account (which may include shares of one or more Eaton Vance funds) per day by logging on to the Eaton Vance website at www.eatonvance.com. Proceeds of internet redemptions can be sent only to the account address or to a predesignated bank account. For more information about redeeming shares on the Internet, please call 1-800-262-1122 Monday through Friday, 8:00 a.m. to 6:00 p.m. (eastern time).

Through a Financial Intermediary	Your financial intermediary is responsible for transmitting the order promptly. A financial intermediary may charge a fee for this service.

If you redeem shares, your redemption price will be based on the net asset value per share next computed after the redemption request is received in proper form (meaning that it is complete and contains all necessary information) by the Fund’s transfer agent or your financial intermediary. Your redemption proceeds normally will be paid in cash within seven days, reduced by the amount of any applicable CDSC and any federal income tax required to be withheld. Payments will be sent by regular mail. However, if you have given complete written authorization in advance, you may request that the redemption proceeds be wired directly to your bank account. The bank designated may be any bank in the United States. The request may be made by calling 1-800-262-1122 or by sending a signature guaranteed letter of instruction to the transfer agent (see back cover for address). Corporations, trusts and other entities may need to provide additional documentation. You may be required to pay the costs of such transaction by the Fund or your bank. No costs are currently charged by the Fund. However, charges may apply for expedited mail delivery services. The Fund may suspend or terminate the expedited payment procedure upon at least 30 days’ notice.

If you recently purchased shares, the proceeds of a redemption will not be sent until the purchase check (including a certified or cashier’s check) has cleared. If the purchase check has not cleared, redemption proceeds may be delayed up to 15 days from the purchase date. If your account value falls below $750 (other than due to market decline), you may be asked either to add to your account or redeem it within 60 days. If you take no action, your account will be redeemed and the proceeds sent to you.

While redemption proceeds are normally paid in cash, redemptions may be paid by distributing marketable securities. If you receive securities, you could incur brokerage or other charges in converting the securities to cash.

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Shareholder Account Features

Distributions. You may have your Fund distributions paid in one of the following ways:

•Full Reinvest Option	Distributions are reinvested in additional shares. This option will be assigned if you do not specify an option.
•Partial Reinvest Option •Cash Option •Exchange Option

Dividends are paid in cash and capital gains are reinvested in additional shares.

Distributions are paid in cash.

Distributions are reinvested in additional shares of any class of another Eaton Vance fund chosen by you, subject to the terms of that fund’s prospectus. Before selecting this option, you must obtain a prospectus of the other fund and consider its objectives, risks, and charges and expenses carefully.

Information about the Fund. From time to time, you may receive the following:

  Semiannual and annual reports containing a list of portfolio holdings as of the end of the second and fourth fiscal quarters, respectively, performance information and financial statements.
  Periodic account statements, showing recent activity and total share balance.
  Tax information needed to prepare your income tax returns.
  Proxy materials, in the event a shareholder vote is required.
  Special notices about significant events affecting your Fund.

Most fund information (including semiannual and annual reports, prospectuses and proxy statements) as well as your periodic account statements can be delivered electronically. For more information please go to www.eatonvance.com/edelivery.

The Fund will file with the Securities and Exchange Commission (“SEC”) a list of its portfolio holdings as of the end of the first and third fiscal quarters on Form N-Q. The Fund’s annual and semiannual reports (as filed on Form N-CSR) and each Form N-Q may be viewed on the SEC’s website (www.sec.gov). The most recent fiscal quarter end holdings may also be viewed on the Eaton Vance website (www.eatonvance.com). Portfolio holdings information that is filed with the SEC is posted on the Eaton Vance website approximately 60 days after the end of the quarter to which it relates. Portfolio holdings information as of each calendar quarter end is posted to the website 30 days after such quarter end. The Fund also posts information about certain portfolio characteristics (such as top ten holdings and asset allocation) as of the most recent calendar quarter end on the Eaton Vance website approximately ten business days after the calendar quarter end.

The Eaton Vance funds have established policies and procedures with respect to the disclosure of portfolio holdings and other information concerning Fund characteristics. A description of these policies and procedures is provided in the Statement of Additional Information. Such policies and procedures regarding disclosure of portfolio holdings are designed to prevent the misuse of material, non-public information about the funds.

Withdrawal Plan. You may redeem shares on a regular periodic basis by establishing a systematic withdrawal plan. Withdrawals will not be subject to any applicable CDSC if they are, in the aggregate, less than or equal to 12% annually of the greater of either the initial account balance or the current account balance. Because purchases of Class A shares are generally subject to an initial sales charge, Class A shareholders should not make withdrawals from their accounts while also making purchases.

Exchange Privilege. You may exchange your Fund shares for shares of the same Class of another Eaton Vance fund. Exchanges are made at net asset value. If your shares are subject to a CDSC, the CDSC will continue to apply to your new shares at the same CDSC rate. For purposes of the CDSC, your shares will continue to age from the date of your original purchase of Fund shares.

Before exchanging, you should read the prospectus of the new fund carefully. Exchanges are subject to the terms applicable to purchases of the new fund’s shares as set forth in its prospectus. If you wish to exchange shares, write to the transfer agent (see back cover for address^), log on to your account at www.eatonvance.com or call 1-800-262-1122. Periodic automatic exchanges are also available. The exchange privilege may be changed or discontinued at any time. You will receive at least 60 days’ notice of any material change to the privilege. This privilege may not be used for “market timing” and may be terminated for market timing accounts or for any other reason. For additional information, see "Restrictions on Excessive Trading and Market Timing" under "Purchasing Shares".

Reinvestment Privilege. If you redeem shares, you may reinvest at net asset value all or any portion of the redemption proceeds in the same class of shares of the Fund you redeemed from, provided that the reinvestment occurs within 60 days of the

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redemption, and the privilege has not been used more than once in the prior 12 months. Under these circumstances your account will be credited with any CDSC paid in connection with the redemption. Any CDSC period applicable to the shares you acquire upon reinvestment will run from the date of your original share purchase. Reinvestment requests must be in writing. At the time of a reinvestment, you or your financial intermediary must notify the Fund or the transfer agent that you are reinvesting redemption proceeds in accordance with this privilege. If you reinvest, your purchase will be at the next determined net asset value following receipt of your request.

Telephone and Electronic Transactions. You can redeem or exchange shares by telephone as described in this Prospectus. In addition, certain transactions may be conducted through the Eaton Vance website. The transfer agent and the principal underwriter have procedures in place to authenticate telephone and electronic instructions (such as using security codes or verifying personal account information). As long as the transfer agent and principal underwriter follow reasonable procedures, they will not be responsible for unauthorized telephone or electronic transactions and you bear the risk of possible loss resulting from these transactions. You may decline the telephone redemption option on the account application. Telephone instructions are recorded.

“Street Name” Accounts. If your shares are held in a “street name” account at a financial intermediary, that intermediary (and not the Fund or its transfer agent) will perform all recordkeeping, transaction processing and distribution payments. Because the Fund will have no record of your transactions, you should contact your financial intermediary to purchase, redeem or exchange shares, to make changes in your account, or to obtain account information. You will not be able to utilize a number of shareholder features, such as telephone transactions, directly with the Fund. If you transfer shares in a “street name” account to an account with another financial intermediary or to an account directly with the Fund, you should obtain historical information about your shares prior to the transfer.

Procedures for Opening New Accounts. To help the government fight the funding of terrorism and money laundering activities, federal law requires financial institutions to obtain, verify and record information that identifies each new customer who opens a Fund account and to determine whether such person’s name appears on government lists of known or suspected terrorists or terrorist organizations. When you open an account, the transfer agent or your financial intermediary will ask you for your name, address, date of birth (for individuals), residential or business street address (although post office boxes are still permitted for mailing) and social security number, taxpayer identification number, or other government-issued identifying number. You also may be asked to produce a copy of your driver’s license, passport or other identifying documents in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic databases. Other information or documents may be required to open accounts for corporations and other entities. Federal law prohibits the Fund and other financial institutions from opening a new account unless they receive the minimum identifying information described above. If a person fails to provide the information requested, any application by that person to open a new account will be rejected. Moreover, if the transfer agent or the financial intermediary is unable to verify the identity of a person based on information provided by that person, it may take additional steps including, but not limited to, requesting additional information or documents from the person, closing the person’s account or reporting the matter to the appropriate federal authorities. If your account is closed for this reason, your shares may be automatically redeemed at the net asset value next determined. If the Fund’s net asset value has decreased since your purchase, you will lose money as a result of this redemption. The Fund has also designated an anti-money laundering compliance officer.

Account Questions. If you have any questions about your account or the services available, please call Eaton Vance Shareholder Services at 1-800-262-1122 Monday through Friday, 8:00 a.m. to 6:00 p.m. (eastern time), or write to the transfer agent (see back cover for address).

Additional Tax Information

The Fund declares dividends daily and ordinarily pays distributions monthly. Different Classes may distribute different dividend amounts. Your account will be credited with dividends beginning on the business day after the day when the funds used to purchase your Fund shares are collected by the transfer agent. For tax purposes, the Fund’s dividends sourced from investments in Municipal Securities ordinarily will constitute federally tax-exempt income to you, so long as the Fund meets the tax requirement that at least 50% of its total assets are invested in Municipal Securities as of each fiscal quarter end. To the extent that the Fund’s investment income consists of both taxable and tax-exempt income, Fund expenses will reduce the Fund’s taxable and tax-exempt income dividends in proportion to the character of its gross income. Distribution of any net realized gains will be made once each year (usually in December). The exemption of “exempt-interest dividend” income from regular federal income taxation does not necessarily result in similar exemptions from such income under the state or local tax laws.

The Fund may invest a substantial portion of its assets in securities that generate income that is not exempt from federal income tax. Income generated from Taxable Municipal Securities is subject to federal income tax and may be subject to state income tax. Income generated from Treasury Securities is exempt from state and local income taxes but is subject to federal income tax. Income

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generated from Agency Securities is generally subject to federal income tax, as well as state and local income taxes where applicable. Taxes on distributions of capital gains are determined by how long the Fund owned the investments that generated them, rather than how long a shareholder has owned his or her shares in the Fund. Distributions of any taxable income and net short-term capital gains will be taxable as ordinary income. Distributions of any long-term capital gains are taxable as long-term capital gains. Distributions of interest on certain municipal obligations are a tax preference item under the AMT provisions applicable to individuals and corporations, and all tax-exempt distributions may affect a corporation’s AMT liability. The Fund’s distributions will be treated as described above for federal income tax purposes whether they are paid in cash or reinvested in additional shares. A redemption of Fund shares, including an exchange for shares of another fund, is a taxable transaction.

Shareholders, particularly corporations, recipients of social security or railroad retirement benefits and those subject to AMT, should consult with their advisers concerning the applicability of federal, state, local and other taxes to an investment.

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More Information

About the Fund: More information is available in the Statement of Additional Information. The Statement
of Additional Information is incorporated by reference into this Prospectus. Additional information about the
Fund’s investments will be available in the annual and semiannual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the past fiscal year. You may obtain free copies of the Statement of Additional Information and the shareholder reports on Eaton Vance’s website at www.eatonvance.com or by contacting the principal underwriter:

Eaton Vance Distributors, Inc. Two International Place Boston, MA 02110 1-800-262-1122 website: www.eatonvance.com

You will find and may copy information about the Fund (including the Statement of Additional Information and shareholder reports): at the Securities and Exchange Commission’s public reference room in Washington, DC
(call 1-800-732-0330 for information on the operation of the public reference room); on the EDGAR Database on the SEC’s Internet site (http://www.sec.gov); or, upon payment of copying fees, by writing to the SEC’s Public
Reference Section, 100 F Street, NE, Washington, DC 20549-0102, or by electronic mail at
publicinfo@sec.gov.
Shareholder Inquiries: You can obtain more information from Eaton Vance Shareholder Services or the
Fund transfer agent, PNC Global Investment Servicing. If you own shares and would like to add to, redeem or change your account, please write or call below:

Regular Mailing	Overnight Mailing	Phone Number:
Address:	Address:	1-800-262-1122
Eaton Vance Funds	Eaton Vance Funds	Monday - Friday
P.O. Box 9653	101 Sabin Street	8 a.m. - 6 p.m. ET
Providence, RI 02940-	Pawtucket, RI
9653	02860

The Fund’s Investment Company Act No. is 811-08134.	TABS-LTIP
4293-2/10	© 2010 Eaton Vance Management

STATEMENT OF ADDITIONAL INFORMATION ^February 1, 2010

Eaton Vance Tax-Advantaged Bond Strategies Intermediate Term Fund

Two International Place Boston, Massachusetts 02110 1-800-262-1122

This Statement of Additional Information (“SAI”) provides general information about the Fund. The Fund is a diversified, open-end management investment company. The Fund is a series of Eaton Vance Muncipals Trust II (the “Trust”). Capitalized terms used in this SAI and not otherwise defined have the meanings given to them in the ^Prospectus.

This SAI contains additional information about:

	Page		Page
Strategies and Risks	2	Purchasing and Redeeming Shares	19^
Investment Restrictions	^10	Sales Charges	20
Management and Organization	^11	Performance	22^
Investment Advisory and Administrative Services	16	Taxes	24
Other Service Providers	18	Portfolio Securities Transactions	27
Calculation of Net Asset Value	^19	Financial Statements	29

Appendix A: Class A Fees, Performance and Ownership	30	Appendix D: Ratings	33
Appendix B: Class C Fees, Performance and Ownership	31	Appendix E: Eaton Vance Funds Proxy Voting Policy and Procedures	42
Appendix C: Class I Performance and Ownership	32	Appendix F: Adviser Proxy Voting Policies and Procedures	44

This SAI is NOT a ^Prospectus and is authorized for distribution to prospective investors only if preceded or accompanied by the Fund ^Prospectus dated February 1, 2010, as supplemented from time to time, which is incorporated herein by reference. This SAI should be read in conjunction with the ^Prospectus, which may be obtained by calling 1-800-262-1122.

© 2010 Eaton Vance Management

The following defined terms may be used herein: “SEC” for the Securities and Exchange Commission; “CFTC” for the Commodities Futures Trading Commission; “IRS” for the Internal Revenue Service; “Code” for the Internal Revenue Code of 1986, as amended; “1940 Act” for the Investment Company Act of 1940, as amended; “1933 Act” for the Securities Act of 1933, as amended; and “FINRA” for the Financial Industry Regulatory Authority.

STRATEGIES AND RISKS

Principal strategies are defined in the ^Prospectus. The following is a description of the various investment practices that may be engaged in, whether as a principal or secondary strategy, and a summary of certain attendant risks. The investment adviser(s) may not buy any of the following instruments or use any of the following techniques unless it believes that doing so will help achieve the investment objective(s).

Municipal Obligations. Municipal obligations are issued to obtain funds for various public and private purposes. Municipal obligations include bonds as well as tax-exempt commercial paper, project notes and municipal notes such as tax, revenue and bond anticipation notes of short maturity, generally less than three years. While most municipal bonds pay a fixed rate of interest semiannually in cash, there are exceptions. Some bonds pay no periodic cash interest, but rather make a single payment at maturity representing both principal and interest. Bonds may be issued or subsequently offered with interest coupons materially greater or less than those then prevailing, with price adjustments reflecting such deviation.

In general, there are three categories of municipal obligations, the interest on which is exempt from federal income tax and is not a tax preference item for purposes of the alternative minimum tax ("AMT"): (i) certain “public purpose” obligations (whenever issued), which include obligations issued directly by state and local governments or their agencies to fulfill essential governmental functions; (ii) certain obligations issued before August 8, 1986 for the benefit of non-governmental persons or entities; and (iii) certain “private activity bonds” issued after August 7, 1986 which include “qualified Section 501(c)(3) bonds” or refundings of certain obligations included in the second category. In assessing the federal income tax treatment of interest on any municipal obligation, the Fund will rely on an opinion of the issuer’s counsel (when available) and will not undertake any independent verification of the basis for the opinion.

Interest on certain “private activity bonds” issued after August 7, 1986 is exempt from regular federal income tax, but such interest (including a distribution by the Fund derived from such interest) is treated as a tax preference item which could subject the recipient to or increase the recipient’s liability for the AMT. For corporate shareholders, the Fund’s distributions derived from interest on all municipal obligations (whenever issued) are included in “adjusted current earnings” for purposes of the AMT as applied to corporations (to the extent not already included in alternative minimum taxable income as income attributable to private activity bonds).

The two principal classifications of municipal bonds are “general obligation” and “revenue” bonds. Issuers of general obligation bonds include states, counties, cities, towns and regional districts. The proceeds of these obligations are used to fund a wide range of public projects, including the construction or improvement of schools, highways and roads, water and sewer systems and a variety of other public purposes. The basic security of general obligation bonds is the issuer’s pledge of its faith, credit, and taxing power for the payment of principal and interest. The taxes that can be levied for the payment of debt service may be limited or unlimited as to rate and amount.

Revenue bonds are generally secured by the net revenues derived from a particular facility or group of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Revenue bonds have been issued to fund a wide variety of capital projects including: electric, gas, water, sewer and solid waste disposal systems; highways, bridges and tunnels; port, airport and parking facilities; transportation systems; housing facilities, colleges and universities and hospitals. Although the principal security behind these bonds varies widely, many lower rated bonds provide additional security in the form of a debt service reserve fund whose monies may be used to make principal and interest payments on the issuer’s obligations. Housing finance authorities have a wide range of security including partially or fully insured, rent subsidized and/or collateralized mortgages, and/or the net revenues from housing or other public projects. In addition to a debt service reserve fund, some authorities provide further security in the form of a state’s ability (without legal obligation) to make up deficiencies in the debt service reserve fund. Lease rental revenue bonds issued by a state or local authority for capital projects are normally secured by annual lease rental payments from the state or locality to the authority sufficient to cover debt service on the authority’s obligations. Such payments are usually subject to annual appropriations by the state or locality. Industrial development and pollution control bonds, although nominally issued by municipal authorities, are in most cases revenue bonds and are generally not secured by the taxing power of the municipality, but are usually secured by the revenues derived by the authority from payments of the industrial user or users. The Fund may on occasion acquire revenue bonds which carry warrants or similar rights covering equity securities. Such warrants or rights may be held indefinitely, but if exercised, the Fund anticipates that it would, under normal circumstances, dispose of any equity securities so acquired within a reasonable period of time.

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The obligations of any person or entity to pay the principal of and interest on a municipal obligation are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Act, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations. Certain bond structures may be subject to the risk that a taxing authority may issue an adverse ruling regarding tax-exempt status. There is also the possibility that as a result of adverse economic conditions (including unforeseen financial events, natural disasters and other conditions that may affect an issuer’s ability to pay its obligations), litigation or other conditions, the power or ability of any person or entity to pay when due principal of and interest on a municipal obligation may be materially affected or interest and principal previously paid may be required to be refunded. There have been recent instances of defaults and bankruptcies involving municipal obligations which were not foreseen by the financial and investment communities. The Fund will take whatever action it considers appropriate in the event of anticipated financial difficulties, default or bankruptcy of either the issuer of any municipal obligation or of the underlying source of funds for debt service. Such action may include retaining the services of various persons or firms (including affiliates of the investment adviser) to evaluate or protect any real estate, facilities or other assets securing any such obligation or acquired by the Fund as a result of any such event, and the Fund may also manage (or engage other persons to manage) or otherwise deal with any real estate, facilities or other assets so acquired. The Fund anticipates that real estate consulting and management services may be required with respect to properties securing various municipal obligations in its portfolio or subsequently acquired by the Fund. The Fund will incur additional expenditures in taking protective action with respect to portfolio obligations in (or anticipated to be in) default and assets securing such obligations.

The yields on municipal obligations ^depend on a variety of factors, including purposes of the issue and source of funds for repayment, general money market conditions, general conditions of the municipal bond market, size of a particular offering, maturity of the obligation and rating of the issue. The ratings of Moody’s, S&P and Fitch represent their opinions as to the quality of the municipal obligations which they undertake to rate, and in the case of insurers, other factors including the claims-paying ability of such insurer. It should be emphasized, however, that ratings are based on judgment and are not absolute standards of quality. Consequently, municipal obligations with the same maturity, coupon and rating may have different yields while obligations of the same maturity and coupon with different ratings may have the same yield. In addition, the market price of such obligations will normally fluctuate with changes in interest rates, and therefore the net asset value of the Fund will be affected by such changes.

The Fund may invest in Municipal Securities with credit enhancements such as letters of credit, municipal bond insurance and Standby Bond Purchase Agreements (“SBPAs”). Letters of credit are issued by a third party, usually a bank, to enhance liquidity and ensure repayment of principal and any accrued interest if the underlying municipal bond should default. The Fund may purchase municipal obligations insured as to their scheduled payment of principal and interest or municipal obligations that are additionally secured by bank credit agreements or escrow accounts. The credit quality of companies which provide such credit enhancements will affect the value of those securities. Although the insurance feature reduces certain financial risks, the premiums for insurance and the higher market price sometimes paid for insured obligations may reduce the Fund’s current yield. Insurance generally will be obtained from insurers with a claims-paying ability rated at least Baa by Moody’s or BBB by S&P or Fitch. To the extent that securities held by the Fund are insured as to principal and interest payments by insurers whose claims-paying ability rating is downgraded by Moody’s, S&P or Fitch, the value of such securities may be affected. AN SBPA is a liquidity facility provided to pay the purchase price of bonds that cannot be remarketed. The obligations of the liquidity provider (usually a bank) is only to advance funds to purchase tendered bonds that cannot be remarketed and does not cover principal or interest under any other circumstances. The liquidity provider’s obligations under the SBPA are usually subject to numerous conditions, including the continued creditworthiness of underlying borrowers. See Appendix D for a description of the claims-paying ability ratings of S&P and Moody’s.

State and Sector Concentration. The Fund may invest 25% or more of its total assets in municipal obligations whose issuers are located in the same state or in municipal obligations in certain sectors. Municipal obligations of issuers located in a single state may be adversely affected by economic developments (including insolvency of an issuer) and by legislation and other governmental activities in that state. There could be economic, business or political developments or court decisions that adversely affect all municipal obligations in the same sector. In particular, investments in revenue bonds might involve (without limitation) the following risks.

Hospital bond ratings are often based on feasibility studies which contain projections of expenses, revenues and occupancy levels. Among the influences affecting a hospital’s gross receipts and net income available to service its debt are demand for hospital services, the ability of the hospital to provide the services required, management capabilities, economic developments in the service area, efforts by insurers and government agencies to limit rates and expenses, confidence in the hospital, service area economic developments, competition, availability and expense of malpractice insurance, Medicaid and Medicare funding and possible federal legislation limiting the rates of increase of hospital charges.

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Electric utilities face problems in financing large construction programs in an inflationary period, cost increases and delay occasioned by safety and environmental considerations (particularly with respect to nuclear facilities), difficulty in obtaining fuel at reasonable prices, and in achieving timely and adequate rate relief from regulatory commissions, effects of energy conservation and limitations on the capacity of the capital market to absorb utility debt.

Industrial development bonds (“IDBs”) are normally secured only by the revenues from the project and not by state or local government tax payments, they are subject to a wide variety of risks, many of which relate to the nature of the specific project. Generally, IDBs are sensitive to the risk of a slowdown in the economy.

Standard tobacco bonds are secured by a single source of revenue, installment payments made by tobacco companies stemming from the settlement of lawsuits brought against them by various states (the “Master Settlement Agreement”). Appropriation backed tobacco bonds are supported by the same Master Settlement Agreement payments as standard tobacco bonds, but are also subject to a state’s pledge that the governor will request an appropriation of funds in its annual budget for debt service if Master Settlement Agreement revenues are insufficient. These payments are not generally fixed but rather are tied to the volume of the company’s U.S. sales of cigarettes. Tobacco bonds are subject to several risks, including the risk that cigarette consumption declines or that a tobacco company defaults on its obligation to make payments to the state. Escrowed tobacco bonds no longer rely on Master Settlement Agreement revenue as security, and are backed by a variety of government securities.

In addition, the airline industry continues to evolve. A number of major carriers have either emerged from bankruptcy or are currently in bankruptcy. ^Also, consolidation in the industry has occurred due to mergers and related activity. Recent problems include, but are not limited to, increased competition, labor and union conflicts, greater security costs and fluctuating jet fuel prices. Court rulings have given some guidance to the viability of collateral structures. However, there is still uncertainty as to the strength of collateral pledged under various security systems.

Certain tax-exempt bonds issued by Native American tribes may be subject to the risk that a taxing authority would determine that the income from such bonds is not eligible for tax-exempt status. In the event of any final adverse ruling to this effect, holders of such bonds may be subject to penalties.

Duration. Duration represents the dollar weighted average maturity of expected cash flows (i.e., interest and principal payments) on one or more debt obligations, discounted to their present values. The duration of an obligation is usually not more than its stated maturity and is related to the degree of volatility in the market value of the obligation. Maturity measures only the time until a bond or other debt security provides its final payment; it does not take into account the pattern of a security’s payments over time. Duration takes both interest and principal payments into account and, thus, in the investment adviser’s opinion, is a more accurate measure of a municipal obligation’s sensitivity to changes in interest rates. In computing the duration of its portfolio, the Fund will have to estimate the duration of debt obligations that are subject to prepayment or redemption by the issuer, based on projected cash flows from such obligations.

Credit Quality. While municipal obligations rated investment grade or below and comparable unrated municipal obligations may have some quality and protective characteristics, these characteristics can be expected to be offset or outweighed by uncertainties or major risk exposures to adverse conditions. Lower rated and comparable unrated municipal obligations are subject to the risk of an issuer’s inability to meet principal and interest payments on the obligations (credit risk) and may also be subject to greater price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (market risk). Lower rated or unrated municipal obligations are also more likely to react to real or perceived developments affecting market and credit risk than are more highly rated obligations, which react primarily to movements in the general level of interest rates.

Municipal obligations held by the Fund which are rated below investment grade but which, subsequent to the assignment of such rating, are backed by escrow accounts containing U.S. Government obligations may be determined by the investment adviser to be of investment grade quality for purposes of the Fund’s investment policies. The Fund may retain in its portfolio an obligation whose rating drops after its acquisition, including defaulted obligations, if such retention is considered desirable by the investment adviser; provided, however, that holdings of obligations rated below Baa or BBB will be no more than 35% of net assets and holdings rated below B will be less than 10% of net assets. In the event the rating of an obligation held by the Fund is downgraded, causing the Fund to exceed ^the foregoing limitations, the investment adviser will (in an orderly fashion within a reasonable period of time) dispose of such obligations as it deems necessary in order to comply with the Fund’s credit quality limitations. In the case of a defaulted obligation, the Fund may incur additional expense seeking recovery of its investment. Defaulted obligations are denoted in the “Portfolio of Investments” in the “Financial Statements” included in the Fund’s reports to shareholders.

When the Fund invests in lower rated or unrated municipal obligations, the achievement of the Fund’s goals is more dependent on the investment adviser’s ability than would be the case if the Fund were investing in municipal obligations in the higher rating categories. In evaluating the credit quality of a particular issue, whether rated or unrated, the investment adviser may take into consideration, among other things, the financial resources of the issuer (or, as appropriate, of the underlying source of funds for

4

debt service), its sensitivity to economic conditions and trends, any operating history of and the community support for the facility financed by the issue, the ability of the issuer’s management and regulatory matters. The investment adviser may also purchase structured derivative products with greater or lesser credit risk than the underlying bonds. Such bonds may be rated investment grade, as well as below investment grade. For a description of municipal bond ratings, see Appendix D.

Municipal Leases. The Fund may invest in municipal leases and participations therein, which arrangements frequently involve special risks. Municipal leases are obligations in the form of a lease, installment purchase or conditional sales contract (which typically provide for the title to the leased asset to pass to the governmental issuer) which is issued by state or local governments to acquire equipment and facilities. Interest income from such obligations is generally exempt from local and state taxes in the state of issuance. “Participations” in such leases are undivided interests in a portion of the total obligation. Participations entitle their holders to receive a pro rata share of all payments under the lease. The obligation of the issuer to meet its obligations under such leases is often subject to the appropriation by the appropriate legislative body, on an annual or other basis, of funds for the payment of the obligations. Investments in municipal leases are thus subject to the risk that the legislative body will not make the necessary appropriation and the issuer will not otherwise be willing or able to meet its obligation.

Certain municipal lease obligations owned by the Fund may be deemed illiquid for the purpose of the Fund’s 15% limitation on investments in illiquid securities, unless determined by the investment adviser, pursuant to guidelines adopted by the Trustees, to be liquid securities for the purpose of such limitation. In determining the liquidity of municipal lease obligations, the investment adviser will consider the factors it believes are relevant to the marketability of the obligation, to the extent that information regarding such factor is available to the investment adviser and pertinent to the liquidity determination, which may include: (1) the willingness of dealers to bid for the obligation; (2) the number of dealers willing to purchase or sell the obligation and the number of other potential buyers; (3) the frequency of trades and quotes for the obligation; (4) the nature of the marketplace trades, including the time needed to dispose of the obligation, the method of soliciting offers, and the mechanics of transfer; (5) the willingness of the governmental issuer to continue to appropriate funds for the payment of the obligation; (6) how likely or remote an event of nonappropriation may be, which depends in varying degrees on a variety of factors, including those relating to the general creditworthiness of the governmental issuer, its dependence on its continuing access to the credit markets, and the importance to the issuer of the equipment, property or facility covered by the lease or contract; (7) the rating, if any, assigned to the obligation and/or the governmental issuer by any nationally recognized statistical rating organization; (8) whether the obligation is insured as to the timely payment of principal and interest; and (9) all factors and information unique to the obligation in determining its liquidity. If the municipal lease obligation is insured as to the timely payment of principal and interest, or if the obligation has an investment grade rating (rated BBB or Baa or higher), the investment adviser will consider the obligation to be liquid. In the event the Fund acquires an unrated municipal lease obligation, the investment adviser will be responsible for determining the credit quality of such obligation on an ongoing basis, including an assessment of the likelihood that the lease may or may not be cancelled.

U.S. Government Securities. U.S. Government securities include (1) U.S. Treasury obligations, which differ in their interest rates, maturities and times of issuance: U.S. Treasury bills (maturities of one year or less), U.S. Treasury notes (maturities of one year to ten years) and U.S. Treasury bonds (generally maturities of greater than ten years) and (2) obligations issued or guaranteed by U.S. Government agencies and instrumentalities which are supported by any of the following: (a) the full faith and credit of the U.S. Treasury, (b) the right of the issuer to borrow an amount limited to a specific line of credit from the U.S. Treasury, (c) discretionary authority of the U.S. Government to purchase certain obligations of the U.S. Government agency or instrumentality or (d) the credit of the agency or instrumentality. The Fund may also invest in any other security or agreement collateralized or otherwise secured by U.S. Government securities. Agencies and instrumentalities of the U.S. Government include but are not limited to: Federal Land Banks, Federal Financing Banks, Banks for Cooperatives, Federal Intermediate Credit Banks, Farm Credit Banks, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation (“Freddie Mac”), Federal National Mortgage Association (“Fannie Mae”), GNMA, Student Loan Marketing Association, United States Postal Service, Small Business Administration, Tennessee Valley Authority and any other enterprise established or sponsored by the U.S. Government. Because the U.S. Government generally is not obligated to provide support to its instrumentalities, the Fund will invest in obligations issued by these instrumentalities only if the investment adviser determines that the credit risk with respect to such obligations is minimal.

The principal of and/or interest on certain U.S. Government securities which may be purchased by the Fund could be (a) payable in foreign currencies rather than U.S. dollars or (b) increased or diminished as a result of changes in the value of the U.S. dollar relative to the value of foreign currencies. The value of such portfolio securities denominated in foreign currencies may be affected favorably by changes in the exchange rate between foreign currencies and the U.S. dollar.

Recent Events Regarding Fannie Mae and Freddie Mac Securities. The value of Fannie Mae and Freddie Mac’s securities fell sharply in 2008 due to concerns that the firms did not have sufficient capital to offset losses. In mid-2008, the U.S. Treasury was authorized to increase the size of home loans that Fannie Mae and Freddie Mac could purchase in certain residential areas and, until 2009, to lend Fannie Mae and Freddie Mac emergency funds and to purchase the companies’ stock. More recently, in September 2008, the U.S. Treasury announced that Fannie Mae and Freddie Mac had been placed in conservatorship by the

5

Federal Housing Finance Agency ("FHFA"), a newly created independent regulator. In addition to placing the companies in conservatorship, the U.S. Treasury announced three additional steps that it intended to take with respect to Fannie Mae and Freddie Mac. First, the U.S. Treasury has entered into Preferred Stock Purchase Agreements (“PSPAs”) under which, if the FHFA determines that Fannie Mae’s or Freddie Mac’s liabilities have exceeded its assets under generally accepted accounting principles, the U.S. Treasury will contribute cash capital to the company in an amount equal to the difference between liabilities and assets. The PSPAs are designed to provide protection to the senior and subordinated debt and the mortgage-backed securities issued by Fannie Mae and Freddie Mac. Second, the U.S. Treasury established a new secured lending credit facility that is available to Fannie Mae and Freddie Mac until December 2009. Third, the U.S. Treasury initiated a temporary program to purchase Fannie Mae and Freddie Mac mortgage-backed securities, which is expected to continue until December 2009. No assurance can be given that the U.S. Treasury initiatives discussed above with respect to the debt and mortgage-backed securities issued by Fannie Mae and Freddie Mac will be successful.

Zero Coupon Bonds. Zero coupon bonds are debt obligations which do not require the periodic payment of interest and are issued at a significant discount from face value. The discount approximates the total amount of interest the bonds will accrue and compound over the period until maturity at a rate of interest reflecting the market rate of the security at the time of issuance. The Fund is required to accrue income from zero coupon bonds on a current basis, even though it does not receive that income currently in cash, and the Fund is required to distribute that income for each taxable year. Thus, the Fund may have to sell other investments to obtain cash needed to make income distributions.

Inflation-Indexed (or Inflation-Linked) Bonds. Inflation-indexed bonds are fixed income securities the principal value of which is periodically adjusted according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the CPI accruals as part of a semiannual coupon.

Inflation-indexed securities issued by the U.S. Treasury have maturities of five, ten or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury inflation-indexed securities pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount. If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Fund may also invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.

While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

The periodic adjustment of U.S. inflation-indexed bonds is tied to the Consumer Price Index for Urban Consumers) (“CPI-U”), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. There can be no assurance that the CPI-U will accurately measure the real rate of inflation in the prices of goods and services.

Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

Credit Derivatives. The Fund may invest in credit default swaps, total return swaps or credit options. In a credit default swap, the buyer of credit protection (or seller of credit risk) agrees to pay the counterparty a fixed, periodic premium for a specified term. In return, the counterparty agrees to pay a contingent payment to the buyer in the event of an agreed upon credit occurrence with respect to a particular reference entity. In a total return swap, the buyer receives a periodic return equal to the total economic return of a specified security, securities or index, for a specified period of time. In return, the buyer pays the counterparty a variable stream of payments, typically based upon short term interest rates, possibly plus or minus an agreed upon spread. Credit options are options whereby the purchaser has the right, but not the obligation, to enter into a transaction involving either an asset with inherent credit risk or a credit derivative, at terms specified at the initiation of the option. Transactions in derivative instruments involve a risk of loss or depreciation due to: unanticipated adverse changes in securities prices, interest rates, indices, the other financial

6

instruments’ prices or currency exchange rates; the inability to close out a position; default by the counterparty; imperfect correlation between a position and the desired hedge; tax constraints on closing out positions; and portfolio management constraints on securities subject to such transactions. Derivative instruments may sometimes increase or leverage exposure to a particular market risk, thereby increasing price volatility. The counterparties to many derivatives transactions are investment banks (or, if recently restructured, formerly categorized as investment banks), an industry that has recently experienced higher than normal bankruptcies. The risk of counterparty default increases in the event such counterparties undergo bankruptcy or are otherwise part of an industry affected by increased bankruptcy activity.

Redemption, Demand and Put Features and Put Options. Issuers of municipal obligations reserve the right to call (redeem) the bond. If an issuer redeems securities held by the Fund during a time of declining interest rates, the Fund may not be able to reinvest the proceeds in securities providing the same investment return as the securities redeemed. Also, some bonds may have “put” or “demand” features that allow early redemption by the bondholder. Longer term fixed-rate bonds may give the holder a right to request redemption at certain times (often annually after the lapse of an intermediate term). These bonds are more defensive than conventional long term bonds (protecting to some degree against a rise in interest rates) while providing greater opportunity than comparable intermediate term bonds, because the Fund may retain the bond if interest rates decline.

Variable Rate Obligations. The Fund may purchase variable rate obligations. Variable rate instruments provide for adjustments in the interest rate at specified intervals (weekly, monthly, semiannually, etc.). based on market conditions and the investor may enjoy the right to “put” the security back to the issuer or his agent. Variable rate obligations normally provide that the holder can demand payment of the obligation on short notice at par with accrued interest and which are frequently secured by letters of credit or other support arrangements provided by banks. To the extent that such letters of credit or other arrangements constitute an unconditional guarantee of the issuer’s obligations, a bank may be treated as the issuer of a security for the purposes of complying with the diversification requirements set forth in Section 5(b) of the 1940 Act and Rule 5b-2 thereunder. The Fund would anticipate using these bonds as cash equivalents pending longer term investment of its funds.

Interest Rate Swaps and Forward Rate Contracts. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of fixed rate payments for floating rate payments. The Fund will only enter into interest rate swaps on a net basis, i.e., the two payment streams are netted out with the Fund receiving or paying, as the case may be, only the net amount of the two payments. The Fund may also enter forward rate contracts. Under these contracts, the buyer locks in an interest rate at a future settlement date. If the interest rate on the settlement date exceeds the lock rate, the buyer pays the seller the difference between the two rates. If the lock rate exceeds the interest rate on the settlement date, the seller pays the buyer the difference between the two rates. Any such gain received by the Fund would be taxable.

If the other party to an interest rate swap or forward rate contract defaults, the Fund’s risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive. The net amount of the excess, if any, of the Fund’s obligations over its entitlements will be maintained in a segregated account by the Fund’s custodian. The Fund will not enter into any interest rate swap or forward rate contract unless the claims-paying ability of the other party thereto is considered to be investment grade by the investment adviser. If there is a default by the other party to such a transaction, the Fund will have contractual remedies pursuant to the agreements related to the transaction. These instruments are traded in the over-the-counter market.

lliquid Obligations. At times, a substantial portion of the Fund’s assets may be invested in securities as to which the Fund, by itself or together with other accounts managed by the investment adviser and its affiliates, holds a major portion or all of such securities. Under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the Fund could find it more difficult to sell such securities when the investment adviser believes it advisable to do so or may be able to sell such securities only at prices lower than if such securities were more widely held. Under such circumstances, it may also be more difficult to determine the fair value of such securities for purposes of computing the Fund’s net asset value. Illiquid securities may also include those legally restricted as to resale, and securities eligible for resale pursuant to Rule 144A thereunder. Rule 144A securities may be treated as liquid securities if the investment adviser determines that such treatment is warranted. Even if determined to be liquid, holdings of these securities may increase the level of Fund illiquidity if eligible buyers become uninterested in purchasing them.

The secondary market for some municipal obligations issued within a state (including issues which are privately placed with the Fund) is less liquid than that for taxable debt obligations or other more widely traded municipal obligations. The Fund will not own illiquid securities if more than 15% of its net assets would be invested in securities that are not readily marketable. No established resale market exists for certain of the municipal obligations in which the Fund may invest. The market for obligations rated below investment grade is also likely to be less liquid than the market for higher rated obligations. As a result, the Fund may be unable to dispose of these municipal obligations at times when it would otherwise wish to do so at the prices at which they are valued.

7

Futures Contracts and Options on Futures Contracts. A change in the level of interest rates may affect the value of the securities held by the Fund (or of securities that the Fund expects to purchase). To hedge against changes in rates or as a substitute for the purchase of securities, the Fund may enter into (i) futures contracts for the purchase or sale of debt securities and (ii) futures contracts on securities indices. All futures contracts entered into by the Fund are traded on exchanges or boards of trade that are licensed and regulated by the CFTC and must be executed through a futures commission merchant or brokerage firm which is a member of the relevant exchange. The Fund may purchase and write call and put options on futures contracts which are traded on a United States exchange or board of trade. The Fund will be required, in connection with transactions in futures contracts and the writing of options on futures, to make margin deposits, which will be held by the futures commission merchant through whom the Fund engages in such futures and options transactions.

Some futures contracts and options thereon may become illiquid under adverse market conditions. In addition, during periods of market volatility, a commodity exchange may suspend or limit transactions in an exchange-traded instrument, which may make the instrument temporarily illiquid and difficult to price. Commodity exchanges may also establish daily limits on the amount that the price of a futures contract or futures option can vary from the previous day’s settlement price. Once the daily limit is reached, no trades may be made that day at a price beyond the limit. This may prevent the Fund from closing out positions and limiting its losses.

The Fund will engage in futures and related options transactions for either hedging or non-hedging purposes. The Fund will determine that the price fluctuations in the futures contracts and options on futures used for hedging purposes are substantially related to price fluctuations in securities held by the Fund or which it expects to purchase. The Fund will engage in transactions in futures and related options contracts only to the extent such transactions are consistent with the requirements of the Code, for maintaining qualification of the Fund as a regulated investment company for federal income tax purposes. The Fund has claimed an exclusion from the definition of a Commodity Pool Operator (“CPO”) under the Commodity Exchange Act and therefore are not subject to registration or regulation as a CPO.

Warrants. The Fund may from time to time invest a portion of its assets in warrants. Warrants are an option to purchase fixed income securities at a specific price valid for specific period of time. They do not represent ownership of the securities, but only the right to buy them. The prices of warrants do not necessarily move parallel to the prices of the underlying securities. Warrants may become valueless if not sold or exercised prior to their expiration.

Warrants have no voting rights, pay no dividends and have no rights with respect to the assets of the entity issuing them. (Canadian special warrants issued in private placements prior to a public offering are not considered warrants for purposes of a Fund’s investment restrictions.

Asset Coverage. To the extent required by SEC guidelines, the Fund will only engage in transactions that expose it to an obligation to another party if it owns either (1) an offsetting (“covered”) position for the same type of financial asset, or (2) cash or liquid securities, segregated with its custodian, with a value sufficient at all times to cover its potential obligations not covered as provided in (1). Assets used as cover or segregated with the custodian cannot be sold while the position(s) requiring cover is open unless replaced with other appropriate assets. As a result, if a large portion of assets is segregated or committed as cover, it could impede portfolio management or the ability to meet redemption requests or other current obligations.

Repurchase Agreements. The Fund may enter into repurchase agreements (the purchase of a security coupled with an agreement to resell at a specified date and price) with respect to its permitted investments. In the event of the bankruptcy of the counterparty to a repurchase agreement, recovery of cash may be delayed. To the extent that, in the meantime, the value of the purchased securities may have decreased, a loss could result. Repurchase agreements which mature in more than seven days will be treated as illiquid. The terms of a repurchase agreement will provide that the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the agreement, and will be marked to market daily.

Short Sales. The Fund may sell individual securities short if it owns at least an equal amount of the security sold short or has at the time of sale a right to obtain securities equivalent in kind and amount to the securities sold and provided that, if such right is conditional, the sale is made upon the same conditions (a covered short sale). The Fund may sell short securities representing an index or basket of securities whose constituents the Fund holds in whole or in part. A short sale of an index or basket of securities will be a covered short sale if the underlying index or basket of securities is the same or substantially identical to securities held by the Fund. The Fund may sell a security short if it owns at least an equal amount of the security sold short or another security convertible or exchangeable for an equal amount of the security sold short without payment of further compensation (a short sale against-the-box).

The seller of a short position generally realizes a profit on the transaction if the price it receives on the short sale exceeds the cost of closing out the position by purchasing securities in the market, but generally realizes a loss if the cost of closing out the short position exceeds the proceeds of the short sale. The exposure to loss on covered short sales (to the extent the value of the security

8

sold short rises instead of falls) is offset by the increase in the value of the underlying security or securities retained. The profit or loss on a covered short sale is also affected by the borrowing cost of any securities borrowed in connection with the short sale (which will vary with market conditions) and use of the proceeds of the short sale. The Fund expects normally to close its short sales against-the-box by delivering newly-acquired stock.

Exposure to loss on an index or a basket of securities sold short will not be offset by gains on other securities holdings to the extent that the constituent securities of the index or a basket of securities sold short are not held by the Fund. Such losses may be substantial.

ReFlow Liquidity Program. The Fund may participate in the ReFlow liquidity program, which is designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares. Pursuant to the program, ReFlow Fund, LLC ("ReFlow") provides participating mutual funds with a source of cash to meet net shareholder redemptions by standing ready each business day to purchase fund shares up to the value of the net shares redeemed by other shareholders that are to settle the next business day. Following purchases of fund shares, ReFlow then generally redeems those shares when the fund experiences net sales, at the end of a maximum holding period determined by ReFlow (currently 28 days) or at other times at ReFlow’s discretion. While ReFlow holds fund shares, it will have the same rights and privileges with respect to those shares as any other shareholder. For use of the ReFlow service, a fund pays a fee to ReFlow each time it purchases fund shares, calculated by applying to the purchase amount a fee rate determined through an automated daily auction among participating mutual funds. The current minimum fee rate is 0.15% of the value of the fund shares purchased by ReFlow although the fund may submit a bid at a higher fee rate if it determines that doing so is in the best interest of fund shareholders. Such fee is allocated among a fund’s share classes based on relative net assets. ReFlow’s purchases of fund shares through the liquidity program are made on an investment-blind basis without regard to the fund’s objective, policies or anticipated performance. ReFlow will purchase Class I shares at net asset value and will not be subject to any sales charge, investment minimum or redemption fee applicable to such shares. Investments in the Fund by ReFlow in connection with the ReFlow liquidity program are not subject to the round trip limitation described in "Restrictions on Excessive Trading and Market Timing" under "Purchasing Shares" in the prospectus. In accordance with federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of the fund. The investment adviser believes that the program assists in stabilizing the Fund’s net assets to the benefit of the Fund and its shareholders. To the extent the Fund’s net assets do not decline, the investment adviser may also benefit.

Securities Lending. As described in the prospectus, a Fund (as applicable) may seek to earn income by lending portfolio securities to broker-dealers and other institutional investors. All securities loans will be collateralized on a continuous basis by cash or U.S. government securities having a value, marked to market daily, of at least 100% of the market value of the loaned securities. A Fund may receive loan fees in connection with loans of securities for which there is special demand.

Securities loans may result in delays in recovering, or a failure of the borrower to return, the loaned securities. The defaulting borrower ordinarily would be liable to a Fund for any losses resulting from such delays or failures, and the collateral provided in connection with the loan normally would also be available for that purpose. Securities loans normally may be terminated by either a Fund or the borrower at any time. Upon termination and return of the loaned securities, a Fund would be required to return the related collateral to the borrower and, if this collateral has been reinvested, it may be required to liquidate portfolio securities in order to do so. To the extent that such securities have decreased in value, this may result in a portfolio realizing a loss at a time when it would not otherwise do so. A Fund also may incur losses if it is unable to reinvest cash collateral at rates higher than applicable rebate rates paid to borrowers and related administrative costs.

A Fund will receive amounts equivalent to any interest or other distributions paid on securities while they are on loan, and will not be entitled to exercise voting or other beneficial rights on loaned securities. A Fund will exercise its right to terminate loans and thereby regain these rights whenever the investment adviser considers it to be in the Fund’s interest to do so, taking into account the related loss of reinvestment income and other factors.

Cash collateral received by a Fund in respect of loaned securities is invested in Eaton Vance Cash Collateral Fund, LLC (“Cash Collateral Fund”). The investment objective of Cash Collateral Fund is to provide as high a rate of income as may be consistent with preservation of capital and maintenance of liquidity. While not a registered money market mutual fund, Cash Collateral Fund conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940. Cash Collateral Fund invests in high quality, U.S. dollar-denominated money market instruments of domestic and foreign issuers, including U.S. Government securities and prime commercial paper. When appropriate, Cash Collateral Fund may also invest in other high-grade, short-term obligations including certificates of deposit, bankers’ acceptances and other short-term securities issued by domestic or foreign banks or their subsidiaries or branches. Cash Collateral Fund may purchase securities on a when-issued basis and for future delivery by means of “forward commitments.” Cash Collateral Fund may enter into repurchase agreements. Cash Collateral Fund may invest without limit in U.S. dollar-denominated obligations of foreign issuers, including foreign banks. Cash Collateral Fund does not limit the amount of its assets that can be invested in one type of instrument or in any foreign country. Information about the portfolio holdings of Cash Collateral Fund is available on request.

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Consistent with its investment objective, Cash Collateral Fund attempts to maximize yields by portfolio trading and by buying and selling portfolio investments in anticipation of or in response to changing economic and money market conditions and trends. Cash Collateral Fund also may invest to take advantage of what Eaton Vance Management (“Eaton Vance”) believes to be temporary disparities in yields of different segments of the money market or among particular instruments within the same segment of the market.

As compensation for its services as manager, Eaton Vance is paid a fee at a rate of 0.08% annually of the average daily net assets of Cash Collateral Fund. Eaton Vance pays all of Cash Collateral Fund’s custody, audit and other ordinary operating expenses, excluding extraordinary, non-recurring items such as expenses incurred in connection with litigation, proceedings, claims and reorganization expenses. Payments to Eaton Vance for managing Cash Collateral Fund are in addition to the investment advisory fee paid by a Fund.

Cash Equivalents. The Fund may invest in cash equivalents to invest daily cash balances or for temporary defenisve purposes. Cash equivalents are highly liquid, short-term securities such as commercial paper, time deposits, certificates of deposit, short-term notes and short-term U.S. Government obligations and may include ^ an affiliated money market fund which invests in such short-term securities.

Portfolio Turnover. The Fund cannot accurately predict its portfolio turnover rate, but the annual turnover rate may exceed 100% (excluding turnover of securities having a maturity of one year or less). A high turnover rate (100% or more) necessarily involves greater expenses to the Fund.

Diversified Status. The Fund is a “diversified” investment company under the 1940 Act. This means that with respect to 75% of its total assets: (1) it may not invest more than 5% of its total assets in the securities of any one issuer (except obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities); and (2) it may not own more than 10% of the outstanding voting securities of any one issuer (which generally is inapplicable because debt obligations are not voting securities). With respect to no more than 25% of its total assets, investments are not subject to the foregoing restrictions.

INVESTMENT RESTRICTIONS

The following investment restrictions of the Fund are designated as fundamental policies and as such cannot be changed without the approval of the holders of a majority of the Fund’s outstanding voting securities, which as used in this SAI means the lesser of: (a) 67% of the shares of the Fund present or represented by proxy at a meeting if the holders of more than 50% of the outstanding shares are present or represented at the meeting; or (b) more than 50% of the outstanding shares of the Fund. Accordingly, the Fund may not:

(1)	Borrow money or issue senior securities except as permitted by the 1940 Act;
(2)	Purchase securities on margin (but the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities). The deposit or payment by the Fund of initial or maintenance margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin;
(3)	Underwrite or participate in the marketing of securities of others, except insofar as it may technically be deemed to be an underwriter in selling a portfolio security under circumstances which may require the registration of the same under the 1933 Act;
(4)	Purchase or sell real estate (including limited partnership interests in real estate but excluding readily marketable interests in real estate investment trusts or readily marketable securities of companies which invest or deal in real estate or securities which are secured by real estate); or
(5)	Make loans to any person except by (a) the acquisition of debt instruments and making portfolio investments, (b) entering into repurchase agreements and (c) lending portfolio securities.

In addition, the Fund has adopted the following fundamental policy: The Fund may purchase and sell commodities and commodities contracts of all types and kinds (including without limitation futures contracts, options on futures contracts and other commodities-related investments) to the extent permitted by law.

In connection with Restriction (1) above, the 1940 Act currently permits investment companies to borrow money so long as there is 300% asset coverage of the borrowing (i.e., borrowings do not exceed one-third of the investment company’s total assets after subtracting liabilities other than the borrowings). The Fund will not borrow more than 5% of its total assets except to satisfy redemption requests or for other temporary purposes. The Fund may not purchase additional investment securities while outstanding borrowings exceed 5% of the value of its

10

Notwithstanding ^its investment policies and ^restrictions, the ^Fund may in compliance with the requirements of the 1940 Act invest (i) all of its investable assets in an open-end management investment company with substantially the same investment objective(s), policies and restrictions as the Fund; or (ii) in more than one open-end management investment company sponsored by Eaton Vance or its affiliates, provided any such company has investment objective(s), policies and restrictions that are consistent with those of the Fund.

The following nonfundamental investment policies have been adopted by the Fund. A nonfundamental investment policy may be changed by the Trustees with respect to the Fund without approval by the Fund’s shareholders. The Fund will not:

  make short sales of securities or maintain a short position, unless at all times when a short position is open (i) it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short or (ii) it holds in a segregated account cash or other liquid securities (to the extent required under the 1940 Act) in an amount equal to the current market value of the securities sold short, and unless not more than 25% of its net assets (taken at current value) is held as collateral for such sales at any one time; or
  invest more than 15% of net assets in investments which are not readily marketable, including restricted securities and repurchase agreements maturing in more than seven days. Restricted securities for the purposes of this limitation do not include securities eligible for resale pursuant to Rule 144A under the 1933 Act and commercial paper issued pursuant to Section 4(2) of said Act that the Board of Trustees, or its delegate, determines to be liquid. Any such determination by a delegate will be made pursuant to procedures adopted by the Board. When investing in Rule 144A securities, the level of portfolio illiquidity may be increased to the extent that eligible buyers become uninterested in purchasing such securities.

The Fund will not invest 25% or more of its total assets in any one industry. For purposes of the foregoing policy, securities of the U.S. Government, its agencies, or instrumentalities are not considered to represent industries. Municipal obligations backed by the credit of a governmental entity are also not considered to represent industries. However, municipal obligations backed only by the assets and revenues of non-governmental users may for this purpose be deemed to be issued by such non-governmental users. The foregoing 25% limitation would apply to these issuers.

For purposes of the Fund’s investment restrictions and diversification status, the determination of the “issuer” of any obligation will be made by the Fund’s investment adviser on the basis of the characteristics of the obligation and other relevant factors, the most significant of which is the source of funds committed to meeting interest and principal payments of such obligations.

Whenever an investment policy or investment restriction set forth in the prospectus or this SAI states a maximum percentage of assets that may be invested in any security or other asset, or describes a policy regarding quality standards, such percentage limitation or standard shall be determined immediately after and as a result of the acquisition by the Fund of such security or asset. Accordingly, any later increase or decrease resulting from a change in values, assets or other circumstances or any subsequent rating change made by a rating service (or as determined by the investment adviser if the security is not rated by a rating agency), will not compel the Fund to dispose of such security or other asset. However, the Fund must always be in compliance with the borrowing policy and limitation on investing in illiquid securities set forth above. If a sale of securities is required to comply with the 15% limit on illiquid securities, such sales will be made in an orderly manner with consideration of the best interests of shareholders.

MANAGEMENT AND ORGANIZATION

Fund Management. The Trustees of the Trust are responsible for the overall management and supervision of the affairs of the Trust. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the ^Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used in this SAI, “BMR" refers to Boston Management and Research, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc^., “EVD” refers to Eaton Vance Distributors, Inc. and “Eaton Vance” refers to Eaton Vance Management (see ^“Principal Underwriter^” under ^“Other Service Providers^”). EVC and EV are the corporate parent and trustee, respectively, of Eaton Vance and BMR. ^ Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with Eaton Vance listed below.

^

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Number of Portfolios in Fund Complex Overseen By Trustee(1)

	Trust Position(s)	Term of Office and Length of Service
Name and Date of Birth			Principal Occupation(s) During Past Five Years			Other Directorships Held

Interested Trustee

THOMAS E. FAUST JR.	Trustee	Since 2007	Chairman, Chief Executive Officer and President of EVC, Director and		178^	Director of EVC
5/31/58			President of EV, Chief Executive Officer and President of Eaton Vance
and BMR, and Director of EVD. Trustee and/or officer of ^178 registered investment companies and 4 private investment
companies managed by Eaton Vance or BMR. Mr. Faust is an
interested person because of his positions with BMR, Eaton Vance,
EVC, EVD and EV, which are affiliates of the ^Trust.

Noninterested Trustees

BENJAMIN C. ESTY	Trustee	Since 2005	Roy and Elizabeth Simmons Professor of Business Administration and		178^	None
1/2/63			Finance Unit Head, Harvard University Graduate School of Business
Administration.

ALLEN R. FREEDMAN	Trustee	Since 2007	Former Chairman (2002-2004) and a Director (1983-2004) of		178^	Director of Assurant, Inc.
4/3/40			Systems & Computer Technology Corp. (provider of software to higher			(insurance provider), and
			education).	Formerly, a Director of Loring Ward International (fund		Stonemor Partners L.P. (owner
			distributor) (2005-2007). Formerly, Chairman and a Director of			and operator of cemeteries)
Indus International, Inc. (provider of enterprise management software to the power generating industry) (2005-2007).

WILLIAM H. PARK	Trustee	Since 2003	Vice Chairman, Commercial Industrial Finance Corp. (specialty		178^	None
9/19/47			finance company) (since 2006). Formerly, President and Chief
Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005).

RONALD A. PEARLMAN	Trustee	Since 2003	Professor of Law, Georgetown University Law Center.		178^	None
7/10/40

HELEN FRAME PETERS	Trustee	Since 2008	Professor of Finance, Carroll School of Management, Boston College.		178^	Director of BJ’s Wholesale Club,
3/22/48			Adjunct Professor of Finance, Peking University, Beijing, China (since			Inc. (wholesale club retailer)
2005).

HEIDI L. STEIGER	Trustee	Since 2007	Managing Partner, Topridge Associates LLC (global wealth		178^	Director of Nuclear Electric
7/8/53			management firm) (since 2008); Senior Adviser (since 2008),			Insurance Ltd. (nuclear insurance
			President (2005-2008), Lowenhaupt Global Advisors, LLC (global			provider), Aviva USA (insurance
			wealth management firm). Formerly, President and Contributing			provider) and CIFG (family of
			Editor, Worth Magazine (2004-2005). Formerly, Executive Vice			financial guaranty companies)
			President and Global Head of Private Asset Management (and various			and Advisory Director of
			other positions), Neuberger Berman (investment firm) (1986-2004).			Berkshire Capital Securities LLC
(private investment banking firm)

LYNN A. STOUT	Trustee	Since 1998	Paul Hastings Professor of Corporate and Securities Law (since 2006)		178^	None
9/14/57			and Professor of Law (2001-2006), University of California at Los
Angeles School of Law.

RALPH F. VERNI	Chairman of	Trustee since	Consultant and private investor.		178^	None
1/26/43	the Board and	2005 and
	Trustee	Chairman of
the Board
since 2007

(1)	Includes both master and feeder funds in a master-feeder structure.

Principal Officers who are not Trustees

Term of Office and
Name and Date of Birth	Trust Position(s)	Length of Service	Principal Occupation(s) During Past Five Years

CYNTHIA J. CLEMSON	President	Since 2005	Vice President of Eaton Vance and BMR. Officer of ^94 registered investment companies
3/2/63				managed by Eaton Vance or BMR.

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WILLIAM H. AHERN, JR.	Vice President	Since 2004	Vice President of Eaton Vance and BMR. Officer of ^78 registered investment companies
7/28/59			managed by Eaton Vance or BMR.

CRAIG R. BRANDON	Vice President	Since 2004	Vice President of Eaton Vance and BMR. Officer of ^46 registered investment companies
12/21/66			managed by Eaton Vance or BMR.

JAMES H. EVANS	Vice President	Since 2008	Vice President of Eaton Vance and BMR since December 2008. Formerly, Senior Vice President
11/18/59			and Senior Portfolio Manager, Tax-Exempt Fixed Income at M.D. Sass (1990 - 2008). Officer of
^6 registered investment companies managed by Eaton Vance or BMR.

ROBERT B. MACINTOSH	Vice President	Since 1993	Vice President of Eaton Vance and BMR. Officer of ^93 registered investment companies
1/22/57			managed by Eaton Vance or BMR.

THOMAS M. METZOLD	Vice President	Since 2004	Vice President of Eaton Vance and BMR. Officer of ^47 registered investment companies
8/3/58			managed by Eaton Vance or BMR.

ADAM A. WEIGOLD	Vice President	Since 2007	Vice President of Eaton Vance and BMR. Officer of ^71 registered investment companies
3/22/75			managed by Eaton Vance or BMR.

BARBARA E. CAMPBELL	Treasurer	Since 2005	Vice President of Eaton Vance and BMR. Officer of 178 registered investment companies
6/19/57			managed by Eaton Vance or BMR.

MAUREEN A. GEMMA	Secretary and Chief Legal	Secretary since 2007 and	Vice President of Eaton Vance and BMR. Officer of 178 registered investment companies
5/24/60	Officer	Chief Legal Officer since	managed by Eaton Vance or BMR.
2008

PAUL M. O’NEIL	Chief Compliance Officer	Since 2004	Vice President of Eaton Vance and BMR. Officer of 178 registered investment companies
7/11/53			managed by Eaton Vance or BMR.

The Board of Trustees of the Trust have several standing Committees, including the Governance Committee, the Audit Committee, the Portfolio Management Committee, the Compliance Reports and Regulatory Matters Committee and the Contract Review ^Committee^. Each of the Committees are comprised of only noninterested Trustees.

Mmes. Stout (Chair), Peters and Steiger, and Messrs. Esty, Freedman, Park, Pearlman and Verni are members of the Governance Committee. The purpose of the Governance Committee is to consider, evaluate and make recommendations to the Board of Trustees with respect to the structure, membership and operation of the Board of Trustees and the Committees thereof, including the nomination and selection of noninterested Trustees and a Chairperson of the Board of Trustees and the compensation of such persons. ^

The Governance Committee will, when a vacancy exists or is anticipated, consider any nominee for noninterested Trustee recommended by a shareholder if such recommendation is submitted in writing to the Governance Committee, contains sufficient background information concerning the candidate, including evidence the candidate is willing to serve as a noninterested Trustee if selected for the position, and is received in a sufficiently timely manner.

Messrs. Park (Chair) and Verni, and Mmes. Steiger and Stout are members of the Audit Committee. The Board of Trustees has designated Mr. Park, a noninterested Trustee, as audit committee financial expert. The Audit Committee’s purposes are to (i) oversee the Fund’s accounting and financial reporting processes, its internal control over financial reporting, and, as appropriate, the internal control over financial reporting of certain service providers; (ii) oversee or, as appropriate, assist Board oversight of the quality and integrity of the Fund’s financial statements and the independent audit thereof; (iii) oversee, or, as appropriate, assist Board oversight of, the Fund’s compliance with legal and regulatory requirements that relate to the Fund’s accounting and financial reporting, internal control over financial reporting and independent audits; (iv) approve prior to appointment the engagement and, when appropriate, replacement of the independent registered public accounting firm, and, if applicable, nominate the independent registered public accounting firm to be proposed for shareholder ratification in any proxy statement of the Fund; (v) evaluate the qualifications, independence and performance of the independent registered public accounting firm and the audit partner in charge of leading the audit; and (vi) prepare, as necessary, audit committee reports consistent with the requirements of applicable SEC and stock exchange rules for inclusion in the proxy statement of the Fund. ^

Messrs. Verni (Chair), Esty, Freedman, Park and Pearlman, and Ms. Peters are currently members of the Contract Review Committee. The purposes of the Contract Review Committee are to consider, evaluate and make recommendations to the Board

13

of Trustees concerning the following matters: (i) contractual arrangements with each service provider to the Fund, including advisory, sub-advisory, transfer agency, custodial and fund accounting, distribution services and administrative services; (ii) any and all other matters in which any service provider (including Eaton Vance or any affiliated entity thereof) has an actual or potential conflict of interest with the interests of the Fund or investors therein; and (iii) any other matter appropriate for review by the noninterested Trustees, unless the matter is within the responsibilities of the other Committees of the Board of Trustees. ^

Messrs. Esty (Chair) and Freedman, and Ms. Peters are currently members of the Portfolio Management Committee. The purposes of the Portfolio Management Committee are to: (i) assist the Board of Trustees in its oversight of the portfolio management process employed by the Fund and its investment adviser and sub-adviser(s), if applicable, relative to the Fund’s stated objective(s), strategies and restrictions; (ii) assist the Board of Trustees in its oversight of the trading policies and procedures and risk management techniques applicable to the Fund; and (iii) assist the Board of Trustees in its monitoring of the performance results of all Funds, giving special attention to the performance of certain Funds that it or the Board of Trustees identifies from time to time. ^

Mr. Pearlman (Chair) and Mmes. Steiger and Stout are currently members of the Compliance Reports and Regulatory Matters Committee. The purposes of the Compliance Reports and Regulatory Matters Committee are to: (i) assist the Board of Trustees in its oversight role with respect to compliance issues and certain other regulatory matters affecting the Fund; (ii) serve as a liaison between the Board of Trustees and the Fund’s Chief Compliance Officer (the “CCO”); and (iii) serve as a “qualified legal compliance committee” within the rules promulgated by the SEC^.

^

Share Ownership. The following table shows the dollar range of equity securities beneficially owned by each Trustee in all Eaton Vance Funds overseen by the Trustee as of December 31,^2009. None of the Trustees owned shares of the Fund as of December 31, 2009 since the Fund had not commenced operations.

Aggregate Dollar Range of Equity
Securities Owned in All Registered
Funds Overseen by Trustee in the
	Name of Trustee	Eaton Vance Fund Complex
Interested Trustee
	Thomas E. Faust Jr.	over $100,000
Noninterested Trustees
	Benjamin C. Esty	over $100,000
	Allen R. Freedman	over $100,000
	William H. Park	over $100,000*
	Ronald A. Pearlman	over $100,000
	Helen Frame Peters	over $100,000
	Heidi L. Steiger	over $100,000
	Lynn A. Stout	over $100,000*
	Ralph F. Verni	over $100,000*

*	Includes shares which may be deemed to be beneficially owned through the Trustee Deferred Compensation Plan.

As of December 31, ^2009, no noninterested Trustee or any of their immediate family members owned beneficially or of record any class of securities of EVC, EVD or any person controlling, controlled by or under common control with EVC or EVD.

During the calendar years ended December 31, 2008 and December 31, ^2009, no noninterested Trustee (or their immediate family members) had:

(1)	Any direct or indirect interest in Eaton Vance, EVC, EVD or any person controlling, controlled by or under common control with EVC or EVD;

(2)	Any direct or indirect material interest in any transaction or series of similar transactions with (i) the Trust or any Fund; (ii) another fund managed by EVC, distributed by EVD or a person controlling, controlled by or under common

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control with EVC or EVD; (iii) EVC or EVD; (iv) a person controlling, controlled by or under common control with EVC or EVD; or (v) an officer of any of the above; or

(3)	Any direct or indirect relationship with (i) the Trust or any Fund; (ii) another fund managed by EVC, distributed by EVD or a person controlling, controlled by or under common control with EVC or EVD; (iii) EVC or EVD; (iv) a person controlling, controlled by or under common control with EVC or EVD; or (v) an officer of any of the above.

During the calendar years ended December 31, 2008 and December 31, ^2009, no officer of EVC, EVD or any person controlling, controlled by or under common control with EVC or EVD served on the Board of Directors of a company where a noninterested Trustee of the Trust or any of their immediate family members served as an officer.

Trustees of the Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of a Trustees Deferred Compensation Plan (the “Trustees’ Plan”). Under the Trustees’ Plan, an eligible Trustee may elect to have his or her deferred fees invested by the Fund in the shares of one or more funds in the Eaton Vance Family of Funds, and the amount paid to the Trustees under the Trustees’ Plan will be determined based upon the performance of such investments. Deferral of Trustees’ fees in accordance with the Trustees’ Plan will have a negligible effect on the assets, liabilities, and net income per share of the Fund, and will not obligate the Fund to retain the services of any Trustee or obligate the Fund to pay any particular level of compensation to the Trustee. The Trust does not have a retirement plan for Trustees.

The fees and expenses of the Trustees of the Trust are paid by the Fund (and other series of the Trust). (A Trustee of the Trust who is a member of the Eaton Vance organization receives no compensation from the Trust.) During the fiscal year ^ending January 31, 2011, it is estimated that the Trustees of the Trust ^will earn the following compensation in their capacities as Trustees from the Trust. For the year ended December 31,^2009, the Trustees earned the following compensation in their capacities as Trustees of the funds in the Eaton Vance fund complex(1):

	Benjamin C.	Allen R.	William H.	Ronald A.	Helen Frame	Heidi L.	Lynn A.	Ralph F.
Source of Compensation	Esty	Freedman	Park	Pearlman	Peters(1)	Steiger	Stout	Verni
Trust(2)	$ 4,008	$ 3,600	$ 4,008	$ 4,008	$ 3,250	$ 3,659	$ 4,008	$ 5,664
Trust and Fund Complex(1)	$230.000	$210,000	$230,000^	$230,000	$183,750	$210,000	$230,000(^3)	$325,000(^4)

^

(1)	As of February 1, 2010, the Eaton Vance fund complex consists of 178 registered investment companies or series thereof.
(2)	The Trust consisted of 7 Funds as of ^January 31, 2010.
(^3)	Includes $45,000 of deferred compensation.
(^4)	Includes $162,500 of deferred compensation.

Organization. The Fund is a series of the Trust, which was organized under Massachusetts law on October 23, 1993 and is operated as an open-end management investment company. The Trust may issue an unlimited number of shares of beneficial interest (no par value per share) in one or more series (such as the Fund). The Trustees of the Trust have divided the shares of the Fund into multiple classes. Each class represents an interest in the Fund, but is subject to different expenses, rights and privileges. The Trustees have the authority under the Declaration of Trust to create additional classes of shares with differing rights and privileges. When issued and outstanding, shares are fully paid and nonassessable by the Trust. Shareholders are entitled to one vote for each full share held. Fractional shares may be voted proportionately. Shares of the Fund will be voted together except that only shareholders of a particular class may vote on matters affecting only that class. Shares have no preemptive or conversion rights and are freely transferable. In the event of the liquidation of the Fund, shareholders of each class are entitled to share pro rata in the net assets attributable to that class available for distribution to shareholders.

As permitted by Massachusetts law, there will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees of the Trust holding office have been elected by shareholders. In such an event the Trustees then in office will call a shareholders’ meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the shareholders in accordance with the Trust’s By-laws, the Trustees shall continue to hold office and may appoint successor Trustees. The Trust’s By-laws provide that no person shall serve as a Trustee if shareholders holding two-thirds of the outstanding shares have removed him or her from that office either by a written declaration filed with the Trust’s custodian or by votes cast at a meeting called for that purpose. The By-laws further provide that under certain circumstances the shareholders may call a meeting to remove a Trustee and that the Trust is required to provide assistance in communication with shareholders about such a meeting.

The Trust’s Declaration of Trust may be amended by the Trustees when authorized by vote of a majority of the outstanding voting securities of the Trust, the financial interests of which are affected by the amendment. The Trustees may also amend the Declaration

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of Trust without the vote or consent of shareholders to change the name of the Trust or any series or to make such other changes (such as reclassifying series or classes of shares or restructuring the Trust) as do not have a materially adverse effect on the financial interests of shareholders or if they deem it necessary to conform it to applicable federal or state laws or regulations. The Trust’s Bylaws provide that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with any litigation or proceeding in which they may be involved because of their offices with the Trust. However, no indemnification will be provided to any Trustee or officer for any liability to the Trust or shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

The Trust or any series or class thereof may be terminated by: (1) the affirmative vote of the holders of not less than two-thirds of the shares outstanding and entitled to vote at any meeting of shareholders of the Trust or the appropriate series or class thereof, or by an instrument or instruments in writing without a meeting, consented to by the holders of two-thirds of the shares of the Trust or a series or class thereof, provided, however, that, if such termination is recommended by the Trustees, the vote of a majority of the outstanding voting securities of the Trust or a series or class thereof entitled to vote thereon shall be sufficient authorization; or (2) by means of an instrument in writing signed by a majority of the Trustees, to be followed by a written notice to shareholders stating that a majority of the Trustees has determined that the continuation of the Trust or a series or a class thereof is not in the best interest of the Trust, such series or class or of their respective shareholders.

Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. Numerous investment companies registered under the 1940 Act have been formed as Massachusetts business trusts, and management is not aware of an instance where such liability has been imposed. The Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the Trust’s By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. The Declaration of Trust also contains provisions limiting the liability of a series or class to that series or class. Moreover, the Trust’s By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. The assets of the Fund are readily marketable and will ordinarily substantially exceed its liabilities. In light of the nature of the Fund’s business and the nature of its assets, management believes that the possibility of the Fund’s liability exceeding its assets, and therefore the shareholder’s risk of personal liability, is remote.

Proxy Voting Policy. The Board of Trustees of the Trust has adopted a proxy voting policy and procedures (the “Fund Policy”), pursuant to which the Trustees have delegated proxy voting responsibility to the investment adviser and adopted the proxy voting policies and procedures of the investment adviser (the “Policies”). An independent proxy voting service has been retained to assist in the voting of Fund proxies through the provision of vote analysis, implementation and recordkeeping and disclosure services. The Trustees will review the Fund’s proxy voting records from time to time and will annually consider approving the Policies for the upcoming year. For a copy of the Fund Policy and Adviser Policies, see Appendix E and Appendix F, respectively. Information on how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling 1-800-262-1122, and (2) on the SEC’s website at http://www.sec.gov.

INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICES

Investment Advisory Services. The investment adviser manages the investments and affairs of the Fund and provides related office facilities and personnel subject to the supervision of the Trust’s Board of Trustees. The investment adviser furnishes investment research, advice and supervision, furnishes an investment program and determines what securities will be purchased, held or sold by the Fund and what portion, if any, of the Fund’s assets will be held uninvested. The Investment Advisory Agreement requires the investment adviser to pay the salaries and fees of all officers and Trustees of the Trust who are members of the investment adviser’s organization and all personnel of the investment adviser performing services relating to research and investment activities.

For a description of the compensation that the Fund pays the investment adviser, see the prospectus.

The Investment Advisory Agreement with the investment adviser continues in effect from year to year so long as such continuance is approved at least annually (i) by the vote of a majority of the noninterested Trustees of the Trust cast in person at a meeting specifically called for the purpose of voting on such approval and (ii) by the Board of Trustees of the Trust or by vote of a majority of the outstanding voting securities of the Fund. The Agreement may be terminated at any time without penalty on sixty (60) days’ written notice by the Board of Trustees of either party, or by vote of the majority of the outstanding voting securities of the Fund, and the Agreement will terminate automatically in the event of its assignment. The Agreement provides that the investment adviser may render services to others. The Agreement also provides that the investment adviser shall not be liable for any loss incurred in connection with the performance of its duties, or action taken or omitted under the Agreement, in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties thereunder, or for any losses sustained in the acquisition, holding or disposition of any security or other investment.

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Information About Eaton Vance. Eaton Vance is a business trust organized under the laws of The Commonwealth of Massachusetts. EV serves as trustee of Eaton Vance. EV and Eaton Vance are wholly-owned subsidiaries of EVC, a Maryland corporation and publicly-held holding company. EVC through its subsidiaries and affiliates engages primarily in investment management, administration and marketing activities. The Directors of EVC are Thomas E. Faust Jr., Ann E. Berman, Leo I. Higdon, Jr., Dorothy E. Puhy, Duncan W. Richardson, Winthrop H. Smith, Jr. and Richard A. ^Spillane, Jr. All shares of the outstanding Voting Common Stock of EVC are deposited in a Voting Trust, the Voting Trustees of which are Mr. Faust, Jeffrey P. Beale, Cynthia J. Clemson, Maureen A. Gemma, Lisa Jones, Brian D. Langstraat, Michael R. Mach, Robert B. MacIntosh, Frederick S. Marius, Thomas M. Metzold, Scott H. Page, Mr. Richardson, Walter A. Row, III, G. West Saltonstall, Judith A. Saryan, David M. Stein, Payson F. Swaffield, Mark S. Venezia, Michael W. Weilheimer, Robert J. Whelan and Matthew J. Witkos (all of whom are officers of Eaton Vance or its affiliates). The Voting Trustees have unrestricted voting rights for the election of Directors of EVC. All of the outstanding voting trust receipts issued under said Voting Trust are owned by certain of the officers of Eaton Vance who are also officers, or officers and Directors of EVC and EV. As indicated under “Management and Organization,” all of the officers of the Trust (as well as Mr. Faust who is also a Trustee) hold positions in the Eaton Vance organization.

Code of Ethics. The investment adviser, principal underwriter, and the Fund have adopted Codes of Ethics governing personal securities transactions. Under the Codes, employees of the investment adviser and the principal underwriter may purchase and sell securities (including securities held or eligible for purchase by the Fund) subject to the provisions of the Codes and certain employees are also subject to pre-clearance, reporting requirements and other procedures.

Portfolio Manager. The portfolio manager of the Fund is James H. Evans. The portfolio manager may manage other investment companies and/or investment accounts in addition to the Fund. The following table shows, as of ^December 31, 2009, the number of accounts the portfolio manager managed in each of the listed categories and the total assets in the accounts managed within each category. The table also shows the number of accounts with respect to which the advisory fee is based on the performance of the account, if any, and the total assets in those accounts.

	Number of	Total Assets of	Number of Accounts	Total Assets of Accounts
^	All Accounts	All Accounts*	Paying a Performance Fee	Paying a Performance Fee*
Registered Investment Companies	^3	$^3,644.7	0	$0
Other Pooled Investment Vehicles	^0	$ ^0	0	$0
Other Accounts	^87	$7,^605.5	0	$0

*In millions of dollars. For registered investment companies, assets represent net assets of all open-end investment companies and gross assets of all closed-end investment companies.

Mr. Evans beneficially owned between $100,001 - $500,000 of the Eaton Vance Family of Funds as of December 31, 2009. He does not beneficially own shares of the Fund since the Fund has not commenced operations.

^It is possible that conflicts of interest may arise in connection with the portfolio manager’s management of the Fund’s investments on the one hand and the investments of other accounts for which the portfolio manager is responsible for on the other. For example, the portfolio manager may have conflicts of interest in allocating management time, resources and investment opportunities among the Fund and other accounts he advises. In addition due to differences in the investment strategies or restrictions between the Fund and the other accounts, the portfolio manager may take action with respect to another account that differs from the action taken with respect to the Fund. In some cases, another account managed by the portfolio manager may compensate the investment adviser based on the performance of the securities held by that account. The existence of such a performance based fee may create additional conflicts of interest for the portfolio manager in the allocation of management time, resources and investment opportunities. Whenever conflicts of interest arise, the portfolio manager will endeavor to exercise his discretion in a manner that he believes is equitable to all interested persons. The investment adviser has adopted several policies and procedures designed to address these potential conflicts including a code of ethics and policies that govern the investment adviser’s trading practices, including, among other things the aggregation and allocation of trades among clients, brokerage allocation, cross trades and best execution.

Compensation Structure for Eaton Vance. Compensation of the investment adviser’s portfolio managers and other investment professionals has three primary components: (1) a base salary, (2) an annual cash bonus, and (3) annual stock-based compensation consisting of options to purchase shares of EVC’s nonvoting common stock and restricted shares of EVC’s nonvoting common stock. The investment adviser’s investment professionals also receive certain retirement, insurance and other benefits that are broadly available to the investment adviser’s employees. Compensation of the investment adviser’s investment professionals is reviewed primarily on an annual basis. Cash bonuses, stock-based compensation awards, and adjustments in base salary are typically paid or put into effect at or shortly after the October 31st fiscal year end of EVC.

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Method to Determine Compensation. The investment adviser compensates its portfolio managers based primarily on the scale and complexity of their portfolio responsibilities and the total return performance of managed funds and accounts versus the benchmark(s) stated in the prospectus, as well as an appropriate peer ^group (as described below). In addition to rankings within peer groups of funds on the basis of absolute performance, consideration may also be given to relative risk-adjusted performance. Risk-adjusted performance measures include, but are not limited to, the Sharpe ^ratio. Performance is normally based on periods ending on the September 30th preceding fiscal year end. Fund performance is normally evaluated primarily versus peer groups of funds as determined by Lipper Inc. and/or Morningstar, Inc. When a fund’s peer group as determined by Lipper or Morningstar is deemed by the investment adviser’s management not to provide a fair comparison, performance may instead be evaluated primarily against a custom peer group. In evaluating the performance of a fund and its manager, primary emphasis is normally placed on three-year performance, with secondary consideration of performance over longer and shorter periods. For funds that are tax-managed or otherwise have an objective of after-tax returns, performance is measured net of taxes. For other funds, performance is evaluated on a pre-tax basis. For funds with an investment objective other than total return (such as current income), consideration will also be given to the fund’s success in achieving its objective. For managers responsible for multiple funds and accounts, investment performance is evaluated on an aggregate basis, based on averages or weighted averages among managed funds and accounts. Funds and accounts that have performance-based advisory fees are not accorded disproportionate weightings in measuring aggregate portfolio manager performance.

The compensation of portfolio managers with other job responsibilities (such as heading an investment group or providing analytical support to other portfolios) will include consideration of the scope of such responsibilities and the managers’ performance in meeting them.

The investment adviser seeks to compensate portfolio managers commensurate with their responsibilities and performance, and competitive with other firms within the investment management industry. The investment adviser participates in investment-industry compensation surveys and utilizes survey data as a factor in determining salary, bonus and stock-based compensation levels for portfolio managers and other investment professionals. Salaries, bonuses and stock-based compensation are also influenced by the operating performance of the investment adviser and its parent company. The overall annual cash bonus pool is based on a substantially fixed percentage of pre-bonus operating income. While the salaries of the investment adviser’s portfolio managers are comparatively fixed, cash bonuses and stock-based compensation may fluctuate significantly from year to year, based on changes in manager performance and other factors as described herein. For a high performing portfolio manager, cash bonuses and stock-based compensation may represent a substantial portion of total compensation.

Administrative Services. Eaton Vance also provides administrative services to the Fund. Under its Investment Advisory and Administrative Agreement, Eaton Vance has been engaged to administer the Fund’s affairs, subject to the supervision of the Trustees of the Trust, and shall furnish office space and all necessary office facilities, equipment and personnel for administering the affairs of the Fund.

Sub-Transfer Agency Services. Eaton Vance also serves as sub-transfer agent for the Fund. As sub-transfer agent, Eaton Vance performs the following services directly on behalf of the Fund: (1) provides call center services to financial intermediaries and shareholders; (2) answers written inquiries related to shareholder accounts (matters relating to portfolio management, distribution of shares and other management policy questions will be referred to the Fund); (3) furnishes an SAI to any shareholder who requests one in writing or by telephone from the Fund; and (4) processes transaction requests received via telephone. For the sub-transfer agency services it provides, Eaton Vance receives an aggregate annual fee equal to the lesser of $2.5 million or the actual expenses incurred by Eaton Vance in the performance of those services. This fee is paid to Eaton Vance by the Fund’s transfer agent from fees it receives from the Eaton Vance funds^. The Fund will pay a pro rata share of such fee.

Expenses. The Fund is responsible for all expenses not expressly stated to be payable by another party (such as expenses required to be paid pursuant to an agreement with the investment adviser and administrator or the principal underwriter). In the case of expenses incurred by the Trust, the Fund is responsible for its pro rata share of those expenses. The only expenses of the Fund allocated to a particular class are those incurred under the Distribution Plan applicable to that class (if any) and certain other class-specific expenses.

OTHER SERVICE PROVIDERS

Principal Underwriter. Eaton Vance Distributors, Inc. (“EVD^"), Two International Place, Boston, MA 02110 is the principal underwriter of the Fund. The principal underwriter acts as principal in selling shares under a Distribution Agreement with the Trust. The expenses of printing copies of prospectuses used to offer shares and other selling literature and of advertising are borne by the principal underwriter. The fees and expenses of qualifying and registering and maintaining qualifications and registrations of the Fund and its shares under federal and state securities laws are borne by the Fund. The Distribution Agreement ^is renewable annually by the Trust’s Board of Trustees (including a majority of the noninterested Trustees who have no direct or indirect financial interest in the operation of the Distribution ^Agreement or ^any applicable Distribution ^Plan), may be terminated on sixty days’

18

notice either by such Trustees or by vote of a majority of the outstanding ^Fund shares or on six months’ notice by the principal underwriter and is automatically terminated upon assignment. The ^principal underwriter distributes shares on a “best efforts” basis under which it is required to take and pay for only such shares as may be sold. EVD is a direct, wholly-owned subsidiary of EVC. ^Mr. Faust is a Director of EVD.^

Custodian. State Street Bank and Trust Company (“State Street“), 200 Clarendon Street, Boston, Massachusetts 02116, serves as custodian to the Fund. State Street has custody of all cash and securities of the Fund, maintains the general ledger of the Fund and computes the daily net asset value of shares of the Fund. In such capacity it attends to details in connection with the sale, exchange, substitution, transfer or other dealings with the Fund’s investments, receives and disburses all funds and performs various other ministerial duties upon receipt of proper instructions from the Trust. State Street provides services in connection with the preparation of shareholder reports and the electronic filing of such reports with the SEC. EVC and its affiliates and their officers and employees from time to time have transactions with various banks, including State Street. It is Eaton Vance’s opinion that the terms and conditions of such transactions were not and will not be influenced by existing or potential custodial or other relationships between the Fund and such banks.

Independent Registered Public Accounting Firm. Deloitte & Touche LLP, 200 Berkeley Street, Boston, MA 02116, is the independent registered public accounting firm of the Fund, providing audit and related ^services, assistance and consultation with respect to the preparation of filings with the SEC.

Transfer Agent. PNC Global Investment Servicing, P.O. Box 9653, Providence, RI 02940-9653, serves as transfer and dividend disbursing agent for the Fund.

CALCULATION OF NET ASSET VALUE

The net asset value of the Fund is computed by State Street (as agent and custodian for the Fund) by subtracting the liabilities of the Fund from the value of its total assets. The Fund will be closed for business and will not price its shares on the following business holidays and any other business day that the New York Stock Exchange (the "Exchange") is closed: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Inasmuch as the market for municipal obligations is a dealer market with no central trading location or continuous quotation system, it is not feasible to obtain last transaction prices for most municipal obligations held by the Fund, and such obligations, including those purchased on a when-issued basis, will normally be valued on the basis of valuations furnished by a pricing service. The pricing service uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities, various relationships between securities, and yield to maturity in determining value. Taxable obligations, if any, are normally valued on the basis of valuations furnished by a pricing service. Open futures positions on debt securities are valued at the most recent settlement prices, unless such price does not reflect the fair value of the contract, in which case the positions will be valued by or at the direction of the Trustees. Other assets are valued at fair value using methods determined in good faith by or at the direction of the Trustees considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

PURCHASING AND REDEEMING SHARES

Additional Information About Purchases. Fund shares are offered for sale only in states where they are registered. Fund shares are continuously offered through financial intermediaries which have entered into agreements with the principal underwriter. Shares of the Fund are sold at the offering price, which is the net asset value plus the initial sales charge, if any. The Fund receives the net asset value. The principal underwriter receives the sales charge, all or a portion of which may be reallowed to the financial intermediaries responsible for selling Fund shares. The sales charge table in the ^Prospectus is applicable to purchases of the Fund alone or in combination with purchases of certain other funds offered by the principal underwriter, made at a single time by (i) an individual, or an individual, his or her spouse and their children under the age of twenty-one, purchasing shares for his or their own account, and (ii) a trustee or other fiduciary purchasing shares for a single trust estate or a single fiduciary account. The table is also presently applicable to (1) purchases of Class A shares pursuant to a written Statement of Intention; or (2) purchases of Class A shares pursuant to the Right of Accumulation and declared as such at the time of purchase. See “Sales Charges”.

In connection with employee benefit or other continuous group purchase plans, the Fund may accept initial investments of less than the minimum investment amount on the part of an individual participant. In the event a shareholder who is a participant of such a plan terminates participation in the plan, his or her shares will be transferred to a regular individual account. However, such account will be subject to the right of redemption by the Fund as described below.

Suspension of Sales. The Trust may, in its absolute discretion, suspend, discontinue or limit the offering of one or more of its classes of shares at any time. In determining whether any such action should be taken, the Trust’s management intends to consider all relevant factors, including (without limitation) the size of the Fund or class, the investment climate and market

19

conditions, the volume of sales and redemptions of shares, and (if applicable) the amount of uncovered distribution charges of the principal underwriter. The Class A and Class C Distribution Plans may continue in effect and payments may be made under the Plans following any such suspension, discontinuance or limitation of the offering of shares; however, there is no contractual obligation to continue any Plan for any particular period of time. Suspension of the offering of shares would not, of course, affect a shareholder’s ability to redeem shares.

Additional Information About Redemptions. The right to redeem shares of the Fund can be suspended and the payment of the redemption price deferred when the Exchange is closed (other than for customary weekend and holiday closings), during periods when trading on the Exchange is restricted as determined by the SEC, or during any emergency as determined by the SEC which makes it impracticable for the Fund to dispose of its securities or value its assets, or during any other period permitted by order of the SEC for the protection of investors.

Due to the high cost of maintaining small accounts, the Trust reserves the right to redeem accounts with balances of less than $750. Prior to such a redemption, shareholders will be given 60 days’ written notice to make an additional purchase. However, no such redemption would be required by the Trust if the cause of the low account balance was a reduction in the net asset value of shares. No CDSC or redemption fees, if applicable, will be imposed with respect to such involuntary redemptions.

While normally payments will be made in cash for redeemed shares, the Trust, subject to compliance with applicable regulations, has reserved the right to pay the redemption price of shares of the Fund, either totally or partially, by a distribution in kind of readily marketable securities. The securities so distributed would be valued pursuant to the valuation procedures described in this SAI. If a shareholder received a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash.

Systematic Withdrawal Plan. The transfer agent will send to the shareholder regular monthly or quarterly payments of any permitted amount designated by the shareholder based upon the value of the shares held. The checks will be drawn from share redemptions and hence, may require the recognition of taxable gain or loss. Income dividends and capital gains distributions in connection with withdrawal plan accounts will be credited at net asset value as of the record date for each distribution. Continued withdrawals in excess of current income will eventually use up principal, particularly in a period of declining market prices. A shareholder may not have a withdrawal plan in effect at the same time he or she has authorized Bank Automated Investing or is otherwise making regular purchases of Fund shares. The shareholder, the transfer agent or the principal underwriter may terminate the withdrawal plan at any time without penalty.

Other Information. The Fund’s net asset value per share is normally rounded to two decimal places. In certain situations (such as a merger, share split or a purchase or sale of shares that represents a significant portion of a share class), the administrator may determine to extend the calculation of the net asset value per share to additional decimal places to ensure that neither the value of the Fund nor a shareholder’s shares is diluted materially as the result of a purchase or sale or other transaction.

In circumstances where a financial intermediary has entered into an agreement with the Fund or its principal underwriter to exchange shares from one class of the Fund to another, such exchange shall be permitted and any applicable redemption fee will not be imposed in connection with such transaction, provided that the class of shares acquired in the exchange is subject to the same redemption fee. In connection with the exemption from the Funds’ policies to discourage short-term trading and market timing and the applicability of any redemption fee to a redemption, asset allocation programs include any investment vehicle that allocates its assets among investments in concert with changes in a model portfolio and any asset allocation programs that may be sponsored by Eaton Vance or its affiliates.

SALES CHARGES

Dealer Commissions. The principal underwriter may, from time to time, at its own expense, provide additional incentives to financial intermediaries which employ registered representatives who sell Fund shares and/or shares of other funds distributed by the principal underwriter. In some instances, such additional incentives may be offered only to certain financial intermediaries whose representatives sell or are expected to sell significant amounts of shares. In addition, the principal underwriter may from time to time increase or decrease the sales commissions payable to financial intermediaries. The principal underwriter may allow, upon notice to all financial intermediaries with whom it has agreements, discounts up to the full sales charge during the periods specified in the notice. During periods when the discount includes the full sales charge, such financial intermediaries may be deemed to be underwriters as that term is defined in the 1933 Act.

Purchases at Net Asset Value. Class A shares may be sold at net asset value to current and retired Directors and Trustees of Eaton Vance funds and portfolios; to clients (including custodial, agency, advisory and trust accounts) and current and retired officers and employees of Eaton Vance, its affiliates and other investment advisers and sub-advisers of Eaton Vance sponsored funds; and to such persons’ spouses, parents, siblings and lineal descendants and their beneficial accounts. Such shares may also be issued at net asset value (1) in connection with the merger (or similar transaction) of an investment company (or series or class

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thereof) or personal holding company with the Fund (or class thereof), (2) to investors making an investment as part of a fixed fee program whereby an entity unaffiliated with the investment adviser provides investment services, such as management, brokerage and custody, (3) to investment advisors, financial planners or other intermediaries who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or similar ongoing fee for their services; clients of such investment advisors, financial planners or other intermediaries who place trades for their own accounts if the accounts are linked to the master account of such investment advisor, financial planner or other intermediary on the books and records of the broker or agent; financial intermediaries who have entered into an agreement with the principal underwriter to offer Class A shares through a no-load platform, (4) to officers and employees of the Fund custodian and the transfer agent and (5) in connection with the ReFlow liquidity program. Class A shares may also be sold at net asset value to registered representatives and employees of financial intermediaries. Sales charges generally are waived because either (i) there is no sales effort involved in the sale of shares or (ii) the investor is paying a fee (other than the sales charge) to the financial intermediary involved in the sale. Any new or revised sales charge or CDSC waiver will be prospective only.

Waiver of Investment Minimums. In addition to waivers described in the ^Prospectus, minimum investment amounts are waived for current and retired Directors and Trustees of Eaton Vance funds and portfolios, clients (including custodial, agency, advisory and trust accounts), current and retired officers and employees of Eaton Vance, its affiliates and other investment advisers and sub-advisers of Eaton Vance sponsored funds, and for such persons’ spouses, parents, siblings and lineal descendants and their beneficial accounts. The minimum initial investment amount is also waived for officers and employees of the Fund’s custodian and transfer agent. Investments in the Fund by ReFlow in connection with the ReFlow liquidity program are also not subject to the minimum investment amount.

Statement of Intention. If it is anticipated that $100,000 or more of Class A shares and shares of other funds exchangeable for Class A shares of another Eaton Vance fund will be purchased within a 13-month period, the Statement of Intention section of the account application should be completed so that shares may be obtained at the same reduced sales charge as though the total quantity were invested in one lump sum. Shares eligible for the right of accumulation (see below) as of the date of the Statement and purchased during the 13-month period will be included toward the completion of the Statement. If you make a Statement of Intention, the transfer agent is authorized to hold in escrow sufficient shares (5% of the dollar amount specified in the Statement) which can be redeemed to make up any difference in sales charge on the amount intended to be invested and the amount actually invested. A Statement of Intention does not obligate the shareholder to purchase or the Fund to sell the full amount indicated in the Statement.

If the amount actually purchased during the 13-month period is less than that indicated in the Statement, the shareholder will be requested to pay the difference between the sales charge applicable to the shares purchased and the sales charge paid under the Statement of Intention. If the payment is not received in 20 days, the appropriate number of escrowed shares will be redeemed in order to realize such difference. If the total purchases during the 13-month period are large enough to qualify for a lower sales charge than that applicable to the amount specified in the Statement, all transactions will be computed at the expiration date of the Statement to give effect to the lower sales charge. Any difference will be refunded to the shareholder in cash or applied to the purchase of additional shares, as specified by the shareholder. This refund will be made by the financial intermediary and the principal underwriter. If at the time of the recomputation, the financial intermediary for the account has changed, the adjustment will be made only on those shares purchased through the current financial intermediary for the account.

Right of Accumulation. Under the right of accumulation, the applicable sales charge level is calculated by aggregating the dollar amount of the current purchase and the value (calculated at the maximum current offering price) of shares owned by the shareholder. Shares of Eaton Vance Cash Management Fund and Eaton Vance Tax Free Reserves cannot be accumulated for purposes of this privilege. The sales charge on the shares being purchased will then be applied at the rate applicable to the aggregate. Share purchases eligible for the right of accumulation are described under "Sales Charges" in the ^Prospectus. For any such discount to be made available at the time of purchase a purchaser or his or her financial intermediary must provide the principal underwriter (in the case of a purchase made through a financial intermediary) or the transfer agent (in the case of an investment made by mail) with sufficient information to permit verification that the purchase order qualifies for the accumulation privilege. Confirmation of the order is subject to such verification. The right of accumulation privilege may be amended or terminated at any time as to purchases occurring thereafter.

Distribution Plans

The Trust has in effect a compensation-type Distribution Plan for Class A shares (the “Class A Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan is designed to (i) finance activities which are primarily intended to result in the distribution and sales of Class A shares and to make payments in connection with the distribution of such shares and (ii) pay service fees for personal services and/or the maintenance of shareholder accounts to the principal underwriter, financial intermediaries and other persons. The distribution and service fees payable under the Class A Plan shall not exceed 0.25% of the average daily net assets attributable

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to Class A shares for any fiscal year. Class A distribution and service fees are paid monthly in arrears. For the distribution and service fees paid by Class A shares, see Appendix A.

The Trust has in effect a compensation-type Distribution Plan for Class C shares (the “Class C Plans”) pursuant to Rule 12b-1 under the 1940 Act. Class C pays the principal underwriter a distribution fee, accrued daily and paid monthly, at an annual rate not exceeding 0.75% of its average daily net assets to finance the distribution of its shares. Such fees compensate the principal underwriter for the sales commissions paid by it to financial intermediaries on the sale of shares, for other distributions expenses (such as personnel, overhead, travel, printing and postage) and for interest expenses. The principal underwriter shall be entitled to receive all CDSCs paid or payable with respect to Class C shares, provided that no such sales charge which would cause the Class C to exceed the maximum applicable cap imposed hereon by Rule 2830 of the FINRA Rules shall be imposed.

The Trustees of the Trust believe that each Plan will be a significant factor in the expected growth of the Fund’s assets, and will result in increased investment flexibility and advantages which have benefited and will continue to benefit the Fund and its shareholders. The Eaton Vance organization will profit by reason of the operation of the Class C Plan through an increase in Fund assets and if at any point in time the aggregate amounts received by the principal underwriter pursuant to the Plans and from CDSCs have exceeded the total expenses incurred in distributing Class C shares. ^  For sales commissions^ and CDSCs ^ see Appendix B.

The Class C Plans also authorizes the payment of service fees to the principal underwriter, financial intermediaries and other persons in amounts not exceeding an annual rate of 0.25% of its average daily net assets for personal services, and/or the maintenance of shareholder accounts. For Class C, financial intermediaries currently receive (a) a service fee (except on exchange transactions and reinvestments) at the time of sale equal to 0.25% of the purchase price of Class C shares sold by such dealer, and (b) monthly service fees approximately equivalent to 1/12 of 0.25% of the value of Class C shares sold by such dealer. During the first year after a purchase of Class C shares, the principal underwriter will retain the service fee as reimbursement for the service fee payment made to financial intermediaries at the time of sale. For the service fees paid, see Appendix B.

A Plan continues in effect from year to year so long as such continuance is approved at least annually by the vote of both a majority of (i) the noninterested Trustees of the Trust who have no direct or indirect financial interest in the operation of the Plan or any agreements related to the Plan (the “Plan Trustees”) and (ii) all of the Trustees then in office. A Plan may be terminated at any time by vote of a majority of the Plan Trustees or by a vote of a majority of the outstanding voting securities of the applicable Class. Quarterly Trustee review of a written report of the amount expended under the Plan and the purposes for which such expenditures were made is required. A Plan may not be amended to increase materially the payments described therein without approval of the shareholders of the affected Class and the Trustees. So long as a Plan is in effect, the selection and nomination of the noninterested Trustees shall be committed to the discretion of such Trustees. The Trustees, including the Plan Trustees, initially approved the current Plan(s) on October 19, 2009. Any Trustee of the Trust who is an “interested” person of the Trust has an indirect financial interest in a Plan because his or her employer (or affiliates thereof) receives distribution and/or service fees under the Plan or agreements related thereto.

PERFORMANCE

Performance Calculations. Average annual total return before deduction of taxes (“pre-tax return”) is determined by multiplying a hypothetical initial purchase order of $1,000 by the average annual compound rate of return (including capital appreciation/depreciation, and distributions paid and reinvested) for the stated period and annualizing the result. The calculation assumes (i) that all distributions are reinvested at net asset value on the reinvestment dates during the period, (ii) the deduction of the maximum of any initial sales charge from the initial $1,000 purchase, (iii) a complete redemption of the investment at the end of the period, and (iv) the deduction of any applicable CDSC at the end of the period.

Average annual total return after the deduction of taxes on distributions is calculated in the same manner as pre-tax return except the calculation assumes that any federal income taxes due on distributions are deducted from the distributions before they are reinvested. Average annual total return after the deduction of taxes on distributions and taxes on redemption also is calculated in the same manner as pre-tax return except the calculation assumes that (i) any federal income taxes due on distributions are deducted from the distributions before they are reinvested and (ii) any federal income taxes due upon redemption are deducted at the end of the period. After-tax returns are based on the highest federal income tax rates in effect for individual taxpayers as of the time of each assumed distribution and redemption (taking into account their tax character), and do not reflect the impact of state and local taxes. In calculating after-tax returns, the net value of any federal income tax credits available to shareholders is applied to reduce federal income taxes payable on distributions at or near year-end and, to the extent the net value of such credits exceeds such distributions, is then assumed to be reinvested in additional Fund shares at net asset value on the last day of the fiscal year

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in which the credit was generated or, in the case of certain tax credits, on the date on which the year-end distribution is paid. For pre-tax and after-tax total return information, see Appendix A, Appendix B and Appendix C.

In addition to the foregoing total return figures, the Fund may provide pre-tax and after-tax annual and cumulative total return, as well as the ending redeemable cash value of a hypothetical investment. If shares are subject to a sales charge, total return figures may be calculated based on reduced sales charges or at net asset value. These returns would be lower if the full sales charge was imposed. After-tax returns may also be calculated using different tax rate assumptions and taking into account state and local income taxes as well as federal taxes.

Yield is computed pursuant to a standardized formula by dividing the net investment income per share earned during a recent thirty-day period by the maximum offering price (including the maximum of any initial sales charge) per share on the last day of the period and annualizing the resulting figure. Net investment income per share is calculated from the yields to maturity of all debt obligations held based on prescribed methods, reduced by accrued expenses for the period with the resulting number being divided by the average daily number of shares outstanding and entitled to receive distributions during the period. Yield figures do not reflect the deduction of any applicable CDSC, but assume the maximum of any initial sales charge. (Actual yield may be affected by variations in sales charges on investments.) A tax-equivalent yield is computed by using the tax-exempt yield and dividing by one minus a stated tax rate. The stated tax rate will reflect the federal income tax applicable to investors in a particular tax bracket and may reflect certain assumptions relating to tax exemptions and deductions. The tax-equivalent yield will differ for investors in other tax brackets or for whom the assumed exemptions and deductions are not available. Tax-equivalent yield is designed to show the approximate yield a taxable investment would have to earn to produce an after-tax yield equal to the tax-exempt yield.

Disclosure of Portfolio Holdings and Related Information. The Board of Trustees has adopted policies and procedures (the “Policies”) with respect to the disclosure of information about portfolio holdings of the Fund. Pursuant to the Policies, information about portfolio holdings of the Fund may not be disclosed to any party except as follows:

  Disclosure made in filings with the SEC and posted on the Eaton Vance website: In accordance with rules established by the SEC, the Fund sends semiannual and annual reports to shareholders that contain a complete list of portfolio holdings as of the end of the second and fourth fiscal quarters, respectively, within 60 days of quarter-end. The Fund also discloses complete portfolio holdings as of the end of the first and third fiscal quarters on Form N-Q, which is filed with the SEC within 60 days of quarter-end. The Fund’s complete portfolio holdings as reported in annual and semiannual reports and on Form N-Q are available for viewing on the SEC website at http://www.sec.gov and may be reviewed and copied at the SEC’s public reference room (information on the operation and terms of usage of the SEC public reference room is available at http://www.sec.gov/info/edgar/prrrules.htm or by calling 1-800-SEC-0330).
  Generally within five business days of filing with the SEC, the Fund’s portfolio holdings as reported in annual and semiannual reports and on Form N-Q also are available on Eaton Vance’s website at www.eatonvance.com and are available upon request at no cost by contacting Eaton Vance at 1-800-262-1122. The Fund also will post a complete list of its portfolio holdings as of each calendar quarter end on the Eaton Vance website within 30 days of calendar quarter end.
  Disclosure of certain portfolio characteristics: The Fund may also post information about certain portfolio characteristics (such as top ten holdings and asset allocation information) as of the most recent calendar quarter end on the Eaton Vance website approximately ten business days after the calendar quarter end. Such information is also available upon request by contacting Eaton Vance at 1-800-262-1122.
  Confidential disclosure for a legitimate Fund purpose: Portfolio holdings may be disclosed, from time to time as necessary, for a legitimate business purpose of the Fund, believed to be in the best interests of the Fund and its shareholders, provided there is a duty or an agreement that the information be kept confidential. Any such confidentiality agreement includes provisions intended to impose a duty not to trade on the non-public information. The Policies permit disclosure of portfolio holdings information to the following: 1) affiliated and unaffiliated service providers that have a legal or contractual duty to keep such information confidential, such as employees of the investment adviser (including portfolio managers and, in the case of a Portfolio, the portfolio manager of any account that invests in the Portfolio), the administrator, custodian, transfer agent, principal underwriter, etc. described herein and in the ^Prospectus; 2) other persons who owe a fiduciary or other duty of trust or confidence to the Fund (such as Fund legal counsel and independent registered public accounting firm); or 3) persons to whom the disclosure is made in advancement of a legitimate business purpose of the Fund and who have expressly agreed in writing to maintain the disclosed information in confidence and to use it only in connection with the legitimate business purpose underlying the arrangement. ^To the extent applicable to an Eaton Vance fund, such persons may include securities lending agents which may receive information from time to time regarding selected holdings which may be loaned by a Fund, in the event a Fund is rated, credit rating agencies (^Moody’s Investor Services, Inc. and Standard & Poor’s Ratings Group)^, ^analytical service providers engaged by the investment adviser (^Advent, Bloomberg L.P., Evare, Factset, McMunn Associates, Inc. and The Yield Book, Inc.),

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  proxy evaluation vendors (^Institutional Shareholder Servicing Inc.), pricing services (^TRPS Mark-to-Market Pricing Service, WM Company Reuters Information ^Services and Non-Deliverable Forward Rates Service, Pricing Direct, ^FT Interactive Data Corp^., Standard & Poor’s Securities Evaluation Service, Inc., SuperDerivatives and Stat Pro.), which receive information as needed to price a particular holding, translation services, lenders under Fund credit facilities (^Citibank, N.A^. and its affiliates), consultants and other product evaluators (Morgan Stanley Smith Barney LLC) and, for purposes of facilitating portfolio transactions, financial intermediaries and other intermediaries (^national and regional municipal bond dealers and mortgage-backed securities dealers). These entities receive portfolio information on an as needed basis in order to perform the service for which they are being engaged. If required in order to perform their duties, this information will be provided in real time or as soon as practical thereafter. Additional categories of disclosure involving a legitimate business purpose may be added to this list upon the authorization of the Fund’s Board of Trustees. In addition, in connection with a redemption in kind, the redeeming shareholder may be required to agree to keep the information about the securities to be so distributed confidential, except to the extent necessary to dispose of the securities.
  Historical portfolio holdings information: From time to time, the Fund may be requested to provide historic portfolio holdings information that has not been made public previously. In such case, the requested information may be provided if: the information is requested for due diligence or another legitimate purpose; the requested portfolio holdings are for a period that is no more recent than the date of the portfolio holdings posted to the Eaton Vance website; the Fund’s portfolio manager and Eaton Vance’s Chief Equity or Chief Income Investment Officer (as appropriate) have reviewed the request and do not believe the dissemination of the information requested would disadvantage Fund shareholders; and the Chief Compliance Officer ("CCO") has reviewed the request to ensure that the disclosure of the requested information does not give rise to a conflict of interest between Fund shareholders and an affiliated service provider.

The Fund, the investment adviser and principal underwriter will not receive any monetary or other consideration in connection with the disclosure of information concerning the Fund’s portfolio holdings.

The Policies may not be waived, or exception made, without the consent of the CCO of the Fund. The CCO may not waive or make exception to the Policies unless such waiver or exception is consistent with the intent of the Policies, which is to ensure that disclosure of portfolio information is in the best interest of Fund shareholders. In determining whether to permit a waiver of or exception to the Policies, the CCO will consider whether the proposed disclosure serves a legitimate purpose of the Fund, whether it could provide the recipient with an advantage over Fund shareholders or whether the proposed disclosure gives rise to a conflict of interest between the Fund’s shareholders and its investment adviser, principal underwriter or other affiliated person. The CCO will report all waivers of or exceptions to the Policies to the Trustees at their next meeting. The Trustees may impose additional restrictions on the disclosure of portfolio holdings information at any time.

The Policies are designed to provide useful information concerning the Fund to existing and prospective Fund shareholders while at the same time inhibiting the improper use of portfolio holdings information in trading Fund shares and/or portfolio securities held by a Fund. However, there can be no assurance that the provision of any portfolio holdings information is not susceptible to inappropriate uses (such as the development of “market timing” models), particularly in the hands of highly sophisticated investors, or that it will not in fact be used in such ways beyond the control of the Fund.

TAXES

Each series of the Trust is treated as a separate entity for federal income tax purposes. The Fund has elected to be treated and intends to qualify each year as a regulated investment company (“RIC”) under Subchapter M of the Code. Accordingly, the Fund intends to satisfy certain requirements relating to sources of its income and diversification of its assets and to distribute substantially all of its net investment income (including tax-exempt income) and net short-term and long-term capital gains (after reduction by any available capital loss carryforwards) in accordance with the timing requirements imposed by the Code, so as to maintain its RIC status and to avoid paying any federal income tax. If the Fund qualifies for treatment as a RIC and satisfies the above-mentioned distribution requirements, it will not be subject to federal income tax on income paid to its shareholders in the form of dividends or capital gain distributions. The Fund intends to qualify as a RIC for its fiscal year ending January 31, 2010. The Fund also seeks to avoid payment of federal excise tax. However, if the Fund fails to distribute in a calendar year substantially all of its ordinary income for such year and substantially all of its capital gain net income for the one-year period ending October 31 (or later if the Fund is permitted to so elect and so elects), plus any retained amount from the prior year, the Fund will be subject to a 4% excise tax on the undistributed amounts.

In order to avoid incurring a federal excise tax obligation, the Code requires that the Fund distribute (or be deemed to have distributed) by December 31 of each calendar year (i) at least 98% of its ordinary income (not including tax-exempt income) for such year, (ii) at least 98% of its capital gain net income (which is the excess of its realized capital gains over its realized capital losses), generally computed on the basis of the one-year period ending on October 31 of such year, after reduction by any available

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capital loss carryforwards and (iii) 100% of any income and capital gains from the prior year (as previously computed) that was not paid out during such year and on which the Fund paid no federal income tax. If the Fund fails to meet these requirements it will be subject to a nondeductible 4% excise tax on the undistributed amounts. Under current law, provided that the Fund qualifies as a RIC for federal tax purposes, the Fund should not be liable for any income, corporate excise or franchise tax in the Commonwealth of Massachusetts.

If the Fund does not qualify as a RIC for any taxable year, the Fund’s taxable income will be subject to corporate income taxes, and all distributions from earnings and profits, including distributions of tax-exempt income and net capital gain (if any), will be taxable to the shareholder as dividend income. However, such distributions may be eligible (i) to be treated as qualified dividend income in the case of shareholders taxed as individuals and (ii) for the dividends received deduction in the case of corporate shareholders. In addition, in order to requalify for taxation as a RIC, the Fund may be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions.

Each Fund’s investment in zero coupon and certain other securities will cause it to realize income prior to the receipt of cash payments with respect to these securities. Such income will be accrued daily by the Fund and, in order to avoid a tax payable by the Fund, the Fund may be required to liquidate securities that it might otherwise have continued to hold in order to generate cash so that the Fund may make required distributions to its shareholders.

The Fund may invest to a significant extent in debt obligations that are in the lowest rating catagories or are unrated, including debt obligations of issuers not currently paying interest or who are in default. Investments in debt obligations that are at risk of or in default present special tax issues for the Fund. Tax rules are not entirely clear about issues such as when the Fund may cease to accrue interest, original issue discount or market discount, when and to what extent deductions may be taken for bad debts or worthless securities and how payments received on obligations in default should be allocated between principal and income.

Distributions by the Fund of net tax-exempt interest income that are properly designated as “exempt-interest dividends” may be treated by shareholders as interest excludable from gross income for federal income tax purposes under Section 103(a) of the Code. In order for the Fund to be entitled to pay the tax-exempt interest income as exempt-interest dividends to its shareholders, the Fund must and intends to satisfy certain requirements, including the requirement that, at the close of each quarter of its taxable year, at least 50% of the value of its total assets consists of obligations the interest on which is exempt from regular federal income tax under Code Section 103(a). Interest on certain municipal obligations may be taxable for purposes of the federal AMT and for state and local purposes. In addition, corporate shareholders must include the full amount of exempt-interest dividends in computing the preference items for the purposes of the AMT. Shareholders of the Fund are required to report tax-exempt interest on their federal income tax returns.

Tax-exempt distributions received from the Fund are taken into account in determining, and may increase, the portion of social security and certain railroad retirement benefits that may be subject to federal income tax.

Interest on indebtedness incurred or continued by a shareholder to purchase or carry shares of the Fund is not deductible to the extent it is deemed related to the Fund’s distributions of tax-exempt interest. Further, entities or persons who are “substantial users” (or persons related to “substantial users”) of facilities financed by industrial development or private activity bonds should consult their tax advisers before purchasing shares of the Fund. “Substantial user” is defined in applicable Treasury regulations to include a “non-exempt person” who regularly uses in its trade or business a part of a facility financed from the proceeds of industrial development bonds, and the same definition should apply in the case of private activity bonds.

Any recognized gain or income attributable to market discount on long-term tax-exempt municipal obligations (i.e., obligations with a term of more than one year) purchased after April 30, 1993 (except to the extent of a portion of the discount attributable to original issue discount), is taxable as ordinary income. A long-term debt obligation is generally treated as acquired at a market discount if purchased after its original issue at a price less than (i) the stated principal amount payable at maturity, in the case of an obligation that does not have original issue discount or (ii) in the case of an obligation that does have original issue discount, the sum of the issue price and any original issue discount that accrued before the obligation was purchased, subject to a de minimis exclusion.

From time to time proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on certain types of municipal obligations, and it can be expected that similar proposals may be introduced in the future. Under federal tax legislation enacted in 1986, the federal income tax exemption for interest on certain municipal obligations was eliminated or restricted. As a result of any such future legislation, the availability of municipal obligations for investment by the Fund and the value of the securities held by it may be affected. It is possible that events occurring after the date of issuance of municipal obligations, or after a Fund’s acquisition of such an obligation, may result in a determination that the interest paid on that obligation is taxable, even retroactively.

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In the course of managing its investments, the Fund will realize short-term and long-term capital gains (and/or losses) as well as other taxable income. Any distributions by the Fund of such capital gains (after reduction by any capital loss carryforwards) or other taxable income will be taxable to shareholders of the Fund. Such amounts may be significant in relation to the tax-exempt income.

The Fund’s investments in options, futures contracts, hedging transactions, forward contracts (to the extent permitted) and certain other transactions may be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale, short sale and other rules), the effect of which may be to accelerate income to the Fund, defer Fund losses, cause adjustments in the holding periods of Fund securities, convert capital gain into ordinary income and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to investors.

The Fund’s investment in so-called "section 1256 contracts^," such as regulated futures contracts, most foreign currency forward contracts traded in the interbank market and options on most stock indices, are subject to special tax rules. All section 1256 contracts held by the Fund at the end of its taxable year are required to be marked to their market value, and any unrealized gain or loss on those positions will be included in the Fund’s income as if each position had been sold for its fair market value at the end of the taxable year. The resulting gain or loss will be combined with any gain or loss realized by the Fund from positions in section 1256 contracts closed during the taxable year. Provided such positions were held as capital assets and were not part of a "hedging transaction" nor part of a "straddle," 60% of the resulting net gain or loss will be treated as long-term capital gain or loss, and 40% of such net gain or loss will be treated as short-term capital gain or loss, regardless of the period of time the positions were actually held by the Fund.

As a result of entering into swap contracts, the Fund may make or receive periodic net payments. The Fund may also make or receive a payment when a swap is terminated prior to maturity through an assignment of the swap or other closing transaction. Periodic net payments will generally constitute ordinary income or deductions, while termination of a swap will generally result in capital gain or loss (which will be a long-term capital gain or loss if the Fund has been a party to a swap for more than one year). With respect to certain types of swaps, the Fund may be required to currently recognize income or loss with respect to future payments on such swaps or may elect under certain circumstances to mark such swaps to market annually for tax purposes as ordinary income or loss. The tax treatment of many types of credit default swaps is uncertain.

Any loss realized upon the sale or exchange of Fund shares with a tax holding period of six months or less will be disallowed to the extent of any distributions treated as tax-exempt interest with respect to such shares and if the loss exceeds the disallowed amount, will be treated as a long-term capital loss to the extent of any distributions treated as long-term capital gain with respect to such shares. In addition, all or a portion of a loss realized on a redemption or other disposition of Fund shares may be disallowed under “wash sale” rules to the extent the shareholder acquired other shares of the same Fund (whether through the reinvestment of distributions or otherwise) within the period beginning 30 days before the redemption of the loss shares and ending 30 days after such date. Any disallowed loss will result in an adjustment to the shareholder’s tax basis in some or all of the other shares acquired.

Sales charges paid upon a purchase of shares subject to a front-end sales charge cannot be taken into account for purposes of determining gain or loss on a redemption or exchange of the shares before the 91st day after their purchase to the extent a sales charge is reduced or eliminated in a subsequent acquisition of Fund shares (or shares of another fund) pursuant to the reinvestment or exchange privilege. Any disregarded amounts will result in an adjustment to the shareholder’s tax basis in some or all of any other shares acquired.

Dividends and distributions on the Fund’s shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund’s realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder’s investment. Such distributions are likely to occur in respect of shares purchased at a time when the Fund’s net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when the Fund’s net asset value also reflects unrealized losses. Certain distributions declared in October, November or December and paid in the following January will be taxed to shareholders as if received on December 31 of the year in which they were declared.

In general, dividends (other than capital gain dividends and exempt-interest dividends) paid to a shareholder that is not a “U.S. person” within the meaning of the Code (a “foreign person”) are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate). The withholding tax does not apply to regular dividends paid to a foreign person who provides a Form W-8ECI, certifying that the dividends are effectively connected with the foreign person’s conduct of a trade or business within the United States. Instead, the effectively connected dividends will be subject to regular U.S. income tax as if the foreign person were a U.S. shareholder. A non-U.S. corporation receiving effectively connected dividends may also be subject to additional "branch profits tax" imposed at a rate of 30% (or lower treaty rate). A foreign person who fails to provide an IRS Form W-8BEN or other applicable form may be subject to backup withholding at the appropriate rate.

For taxable years beginning before January 1, 2010, properly-designated dividends are generally exempt from U.S. federal withholding tax where they (i) are paid in respect of the Fund’s “qualified net interest income” (generally, the Fund’s U.S. source

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interest income, other than certain contingent interest and interest from obligations of a corporation or partnership in which the Fund is at least a 10% shareholder, reduced by expenses that are allocable to such income) or (ii) are paid in respect of the Fund’s “qualified short-term capital gains” (generally, the excess of the Fund’s net short-term capital gain over the Fund’s long-term capital loss for such taxable year). However, depending on its circumstances, the Fund may designate all, some or none of its potentially eligible dividends as such qualified net interest income or as qualified short-term capital gains and/or treat such dividends, in whole or in part, as ineligible for this exemption from withholding. In order to qualify for this exemption from withholding, a non-U.S. shareholder will need to comply with applicable certification requirements relating to its non-U.S. status (including, in general, furnishing an IRS Form W-8BEN or substitute Form). In the case of shares held through an intermediary, the intermediary may withhold even if the Fund designates the payment as qualified net interest income or qualified short-term capital gain. Non-U.S. shareholders should contact their intermediaries with respect to the application of these rules to their accounts.

For taxable years beginning before January 1, 2010, distributions that the Fund designates as “short-term capital gain dividends” or “long-term capital gain dividends” may not be treated as such to a recipient foreign shareholder if the distribution is attributable to gain received from the sale or exchange of U.S. real property or an interest in a U.S. real property holding corporation and the foreign shareholder has not owned more than 5% of the outstanding shares of the Fund at any time during the one-year period ending on the date of distribution. Such distributions will be subject to 30% withholding by the Fund and will be treated as ordinary dividends to the foreign shareholder.

If the Fund’s direct or indirect interests in U.S. real property were to exceed certain levels, a foreign shareholder realizing gains upon redemption from the Fund on or before December 31, 2009 could be subject to the 35% withholding tax and U.S. filing requirements unless more than 50% of the Fund’s shares were owned by U.S. persons at such time or unless the foreign person had not held more than 5% of the Fund’s outstanding shares throughout either such person’s holding period for the redeemed shares or, if shorter, the previous five years. It is not expected that a significant portion of the Fund’s distributions will be attributable to gains from sale or exchange of U.S. real property interests.

Amounts paid by the Fund to individuals and certain other shareholders who have not provided the Fund with their correct taxpayer identification number (“TIN”) and certain certifications required by the IRS as well as shareholders with respect to whom the Fund has received certain information from the IRS or a broker, may be subject to “backup” withholding of federal income tax arising from the Fund’s taxable dividends and other distributions as well as the proceeds of redemption transactions (including repurchases and exchanges), at a rate of 28% for amounts paid through 2010. The backup withholding rate will be 31% for amounts paid thereafter. An individual’s TIN is generally his or her social security number. Backup withholding is not an additional tax and any amount withheld may be credited against a shareholder’s U.S. federal income tax liability.

Under Treasury regulations, if a shareholder realizes a loss on disposition of a Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC are not excepted. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances. Under certain circumstances, certain tax-exempt entities and their managers may be subject to excise tax if they are parties to certain reportable transactions.

The foregoing discussion does not address all of the special tax rules applicable to certain classes of investors, such as tax-exempt entities, foreign investors, insurance companies and financial institutions. Shareholders should consult their own tax advisers with respect to special tax rules that may apply in their particular situations, as well as the federal, state, local, and, where applicable, foreign tax consequences of investing in the Fund.

PORTFOLIO SECURITIES TRANSACTIONS

Decisions concerning the execution of portfolio security transactions, including the selection of the market and the broker-dealer firm, are made by Eaton Vance, the Fund’s investment adviser. The Fund is responsible for the expenses associated with its portfolio transactions. The investment adviser is also responsible for the execution of transactions for all other accounts managed by it. The investment adviser places the portfolio security transactions for execution with one or more broker-dealer firms. The investment adviser uses its best efforts to obtain execution of portfolio security transactions at prices which in the investment adviser’s judgment are advantageous to the client and at a reasonably competitive spread or (when a disclosed commission is being charged) at reasonably competitive commission rates. In seeking such execution, the investment adviser will use its best judgment in evaluating the terms of a transaction, and will give consideration to various relevant factors, including without limitation the full range and quality of the broker-dealer firm’s services including the responsiveness of the firm to the investment adviser, the size and type of the transaction, the nature and character of the market for the security, the confidentiality, speed and certainty of effective execution required for the transaction, the general execution and operational capabilities of the broker-dealer firm, the reputation, reliability, experience and financial condition of the firm, the value and quality of the services rendered by the firm in other transactions, and

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the reasonableness of the spread or commission, if any. In addition, the investment adviser may consider the receipt of Proprietary Research Services (as defined below), provided it does not compromise the investment adviser’s obligation to seek best overall execution for the Fund. The investment adviser may engage in portfolio brokerage transactions with a broker-dealer firm that sells shares of Eaton Vance funds, provided such transactions are not directed to that firm as compensation for the promotion or sale of such shares.

Municipal obligations, including state obligations, purchased and sold by the Fund are generally traded in the over-the-counter market on a net basis (i.e., without commission) through broker-dealers and banks acting for their own account rather than as brokers, or otherwise involve transactions directly with the issuer of such obligations. Such firms attempt to profit from such transactions by buying at the bid price and selling at the higher asked price of the market for such obligations, and the difference between the bid and asked price is customarily referred to as the spread. The Fund may also purchase municipal obligations from underwriters, and dealers in fixed-price offerings, the cost of which may include undisclosed fees and concessions to the underwriters. On occasion it may be necessary or appropriate to purchase or sell a security through a broker on an agency basis, in which case the Fund will incur a brokerage commission. Although spreads or commissions on portfolio security transactions will, in the judgment of the investment adviser, be reasonable in relation to the value of the services provided, spreads or commissions exceeding those which another firm might charge may be paid to firms who were selected to execute transactions on behalf of the Fund and the investment adviser’s other clients for providing brokerage and research services to the investment adviser.

Pursuant to the safe harbor provided in Section 28(e) of the Securities Exchange Act of 1934, as amended, a broker or dealer who executes a portfolio transaction may receive a commission that is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if the investment adviser determines in good faith that such compensation was reasonable in relation to the value of the brokerage and research services provided. This determination may be made either on the basis of that particular transaction or on the basis of the overall responsibility which the investment adviser and its affiliates have for accounts over which they exercise investment discretion. Brokerage and research services may include advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; effecting securities transactions and performing functions incidental thereto (such as clearance and settlement); and the “Research Services” referred to in the next paragraph. The investment adviser may also receive Research Services from underwriters and dealers in fixed-price offerings.

It is a common practice of the investment advisory industry and of the advisers of investment companies, institutions and other investors to receive research, analytical, statistical and quotation services, data, information and other services, products and materials which assist such advisers in the performance of their investment responsibilities (“Research Services”) from broker-dealer firms that execute portfolio transactions for the clients of such advisers and from affiliates of executing broker-dealers. Investment advisers also commonly receive Research Services from research providers that are not affiliated with an executing broker-dealer, but which have entered into payment arrangements involving an executing broker-dealer (“Third Party Research Services”). In a typical Third Party Research Services arrangement involving transactions in municipal obligations, an executing broker-dealer enters into an arrangement with an investment adviser pursuant to which the investment adviser receives a credit for portfolio transactions executed for its clients through that broker-dealer. These credits are referred to herein as “research credits” and are primarily generated as the result of acquisitions of new issuances of municipal obligations in fixed-price offerings. The amount of the research credit generated as the result of a particular transaction is typically a negotiated percentage of the offering price of the municipal obligations. The investment adviser may use research credits to acquire Third Party Research Services, which are then paid for by the executing broker-dealer. The investment adviser may receive Research Services and Third Party Research Services consistent with the foregoing.

Research Services received by the investment adviser may include, but are not limited to, such matters as general economic, political, business and market information, industry and company reviews, evaluations of securities and portfolio strategies and transactions, technical analysis of various aspects of the securities markets, recommendations as to the purchase and sale of securities and other portfolio transactions, certain financial, industry and trade publications, certain news and information services, and certain research oriented computer software, data bases and services. Any particular Research Service obtained through a broker-dealer may be used by the investment adviser in connection with client accounts other than those accounts which pay commissions to such broker-dealer. Any such Research Service may be broadly useful and of value to the investment adviser in rendering investment advisory services to all or a significant portion of its clients, or may be relevant and useful for the management of only one client’s account or of a few clients’ accounts, or may be useful for the management of merely a segment of certain clients’ accounts, regardless of whether any such account or accounts paid commissions to the broker-dealer through which such Research Service was obtained. The investment adviser evaluates the nature and quality of the various Research Services obtained through broker-dealer firms and may attempt to allocate sufficient portfolio security transactions to such firms to ensure the continued receipt of Research Services which the investment adviser believes are useful or of value to it in rendering investment advisory services to its clients.

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If the investment adviser uses research credits generated from the Fund securities transactions to pay for Third Party Research Services (as described above), the investment adviser has agreed to reduce the advisory fee payable by the Fund by the amount of such research credits. However, the investment adviser generally does not expect to acquire Third Party Research Services with research credits.

Some executing broker-dealers develop and make available directly to their brokerage customers proprietary Research Services (“Proprietary Research Services”). As a general matter, broker-dealers bundle the cost of Proprietary Research Services with trade execution services rather than charging separately for each. In such circumstances, the cost or other value of the Proprietary Research Services cannot be determined. The advisory fee paid by the Fund will not be reduced in connection with the receipt of Proprietary Research Services by the investment adviser.

The investment companies sponsored by the investment adviser or its affiliates may allocate trades in such offerings to acquire information relating to the performance, fees and expenses of such companies and other mutual funds, which information is used by the Trustees of such companies to fulfill their responsibility to oversee the quality of the services provided by various entities, including the investment adviser, to such companies. Such companies may also pay cash for such information.

Securities considered as investments for the Fund may also be appropriate for other investment accounts managed by the investment adviser or its affiliates. Whenever decisions are made to buy or sell securities by the Fund and one or more of such other accounts simultaneously, the investment adviser will allocate the security transactions (including “new” issues) in a manner which it believes to be equitable under the circumstances. As a result of such allocations, there may be instances where the Fund will not participate in a transaction that is allocated among other accounts. If an aggregated order cannot be filled completely, allocations will generally be made on a pro rata basis. An order may not be allocated on a pro rata basis where, for example: (i) consideration is given to portfolio managers who have been instrumental in developing or negotiating a particular investment; (ii) consideration is given to an account with specialized investment policies that coincide with the particulars of a specific investment; (iii) pro rata allocation would result in odd-lot or de minimis amounts being allocated to a portfolio or other client; or (iv) where the investment adviser reasonably determines that departure from a pro rata allocation is advisable. While these aggregation and allocation policies could have a detrimental effect on the price or amount of the securities available to the Fund from time to time, it is the opinion of the Trustees of the Trust that the benefits from the investment adviser organization outweigh any disadvantage that may arise from exposure to simultaneous transactions.

FINANCIAL STATEMENTS

There are no financial statements of the Fund because as of the date of this SAI, the Fund has not commenced operations.

Householding. Consistent with applicable law, duplicate mailings of shareholder reports and certain other Fund information to shareholders residing at the same address may be eliminated.

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APPENDIX A

Class A Fees, Performance & Ownership

As of the date of this SAI, this Class of the Fund had not ^yet commenced operations so there is no fee or performance information.

Control Persons and Principal Holders of Securities. As of ^January 28, ^2010, there are no shares of this Class of the Fund outstanding.

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APPENDIX B

Class C Fees, Performance & Ownership

As of the date of this SAI, this Class of the Fund had not ^yet commenced operations so there is no fee or performance information^.

Control Persons and Principal Holders of Securities. As of ^January 28, ^2010, there are no shares of this Class of the Fund outstanding. ^

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^ APPENDIX C

Class I Fees, Performance & Ownership

As of the date of this SAI, this Class of the Fund had not yet commenced operations so there is no fee or performance information^.

Control Persons and Principal Holders of Securities. As of ^January 28, ^2010, there are no shares of this Class of the Fund outstanding. ^

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^ APPENDIX D

RATINGS

The ratings indicated herein are believed to be the most recent ratings available at the date of this SAI for the securities listed. Ratings are generally given to securities at the time of issuance. While the rating agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings indicated do not necessarily represent ratings which would be given to these securities on a particular date.

MOODY’S INVESTORS SERVICE, INC. (“Moody’s”)

LONG-TERM CORPORATE OBLIGATIONS RATINGS

Moody’s long-term obligation ratings are opinions of the relative credit risk of fixed-income obligations with an original maturity of one year or more. They address the possibility that a financial obligation will not be honored as promised. Such ratings use Moody’s Global Scale and reflect both the likelihood of default and any financial loss suffered in the event of default.

Aaa: Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa: Obligations rated Aa are judged to be of high quality and are subject to very low risk.

A: Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa: Obligations rated Baa are subject to moderate credit risk. They are considered medium grade and as such may possess certain speculative characteristics.

Ba: Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B: Obligations rated B are considered speculative and are subject to high credit risk.

Caa: Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca: Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C: Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers, 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

SHORT-TERM CORPORATE OBLIGATION RATINGS

Moody’s short term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

P-1: Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2: Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3: Issuers (or supporting institutions) rated Prime-3 have an acceptable ability tot repay short-term obligations.

NP: Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime ratings categories.

ISSUER RATINGS

Issuer Ratings are opinions of the ability of entities to honor senior unsecured financial obligations and contracts. Moody’s expresses Issuer Ratings on its general long-term and short-term scales.

US MUNICIPAL RATINGS

Moody’s municipal ratings are opinions of the investment quality of issuers and issues in the U.S. municipal market. As such, these ratings incorporate assessment of the default probability and loss severity of these issuers and issues. The default and loss content for Moody’s municipal long-term rating scale differs from Moody’s general long-term scale. Historical default and loss rates for obligations rated on the US Municipal Scale are significantly lower that for similarly rated corporate obligations. It is important that users of Moody’s ratings understand these differences when making rating comparisons between the Municipal and Global scales.

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US MUNICIPAL LONG-TERM DEBT RATINGS

Municipal Ratings are based upon the analysis of five primary factors related to municipal finance: market position, financial position, debt levels, governance, and covenants. Each of the factors is evaluated individually and for its effect on the other factors in the context of the municipality’s ability to repay its debt.

Aaa: Issuers or issues rated Aaa demonstrate the strongest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Aa: Issuers or issues rated Aa demonstrate very strong creditworthiness relative to other US municipal and tax-exempt issuers.

A: Issuers or issues rated A present above-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Baa: Issuers or issues rated Baa represent average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Ba: Issuers or issues rated Ba demonstrate below-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

B: Issuers or issues rated B demonstrate weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Caa: Issuers or issues rated Caa demonstrate very weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Ca: Issuers or issues rated Ca demonstrate extremely weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

C: Issuers or issues rated Caa demonstrate the weakest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Note: Moody’s appends numerical modifiers, 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

US MUNICIPAL SHORT-TERM OBLIGATION RATINGS AND DEMAND OBLIGATION RATINGS

Short-Term Obligation Ratings

There are three rating categories for short-term municipal obligations that are considered investment grade. These ratings are designated as Municipal Investment Grade (MIG) and are divided into three levels--MIG 1 through MIG 3. In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade. MIG ratings expires at the maturity of the obligation.

MIG 1: This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-band access to the market for refinancing.

MIG 2: This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG 3: This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG: This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins or protection.

Demand Obligation Ratings

In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned; a long or short-term rating and demand obligation rating. The first element represents Moody’s evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody’s evaluation of the degree of risk associated with the ability to receive purchase price upon demand (“demand feature”), using a variation of the MIG rating scale, the Variable Municipal Investment Grade or VMIG rating.

When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR., e.g., Aaa/NR or NR/VMIG.

VMIG rating expirations are a function of each issue’s specific structural or credit features.

VMIG 1: This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

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VMIG 2: This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 3: This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

SG: This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

STANDARD & POOR’S RATINGS GROUP (“S&P”)

ISSUE CREDIT RATINGS DEFINITIONS

Issue credit ratings can be either long or short term. Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days--including commercial paper. Short-term ratings are also used to indicated the creditworthiness of an obligor with respect to put-features on long-term obligations. The result is a dual rating, in which the short-term rating addresses the put feature, in addition to the usual long-term rating. Medium-term notes are assigned long-term ratings.

Issue credit ratings are based in varying degrees on the following considerations:

Likelihood of payment, capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation.

Nature of and provisions of the obligations;

Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

Issue ratings are an assessment of default risk, but may incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)

LONG-TERM ISSUE CREDIT RATINGS:

AAA: An obligation rated ‘AAA’ has the highest rating assigned by S&P. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA: An obligation rated ‘AA’ differs from the highest-rated obligors only to a small degree. The obligor’s capacity to meet its financial commitments on the obligation is very strong.

A: An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitments on the obligation is still strong.

BBB: An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, and CC and C

Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB: An obligation rated ‘BB’ is less vulnerable to non-payment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B: An obligation rated ‘B’ is more vulnerable than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC: An obligation rated ‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial or, economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

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CC: An obligation rated ‘CC’ is currently highly vulnerable to nonpayment.

C: A subordinated debt or preferred stock obligation rated ‘C’ is currently highly vulnerable to nonpayment. The ‘C’ rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. A ‘C’ also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

D: A obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or Minus (-): The ratings from ‘AA’ to’ CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

NR: This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular obligation as a matter of policy.

SHORT-TERM ISSUE CREDIT RATINGS

A-1: A short-term obligation rated ‘A-1’ is rated in the highest category by S&P. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitments on these obligation is extremely strong.

A-2: A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3: A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B: A short-term obligation rated ‘B’ is regarded as having significant speculative characteristics. Ratings of ‘B-1’, ‘B-2’, and ‘B-3’ may be assigned to indicate finer distinctions within the ‘B’ category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B-1: A short-term obligation rated ‘B-1’ is regarded as having significant speculative characteristics, but the obligor has a relatively stronger capacity to meet their financial commitments over the short-term compared to other speculative-grade obligors.

B-2: A short-term obligation rated ‘B-2’ is regarded as having significant speculative characteristics, and the obligor has an average speculative-grade capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

B-3: A short-term obligation rated ‘B-3’ is regarded as having significant speculative characteristics, and the obligor has a relatively weaker capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

C: A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation.

D: A short-term obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

ISSUER CREDIT RATINGS DEFINTIONS

Issuer credit ratings are based on current information furnished by obligors or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any issuer credit rating and may, on occasion, rely on unaudited financial information. Issuer credit ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances. Issuer credit ratings can either be long or short term. Short-term issuer credit ratings reflect the obligor’s creditworthiness over a short-term horizon.

LONG-TERM ISSUER CREDIT RATINGS

AAA: An obligor rated ‘AAA’ has extremely strong capacity to meet its financial commitments. ‘AAA’ is the highest issuer credit rating assigned by S&P.

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AA: An obligor rated ‘AA’ has very strong capacity to meet its financial commitments. It differs from the highest-rated obligors only to a small degree.

A: An obligor rated ‘A’ has strong capacity to meet its financial commitments but is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligors in higher-rated categories.

BBB: An obligor rated ‘BBB’ has adequate capacity to meet its financial commitments. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitments.

BB, B, CCC and CC

Obligors rated ‘BB’, ‘B’, ‘CCC’, and ‘CC’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘CC’ the highest. While such obligors will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB: An obligor ‘BB’ is less vulnerable in the near term than other lower-rated obligors. However, it faces major ongoing uncertainties and exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitments.

B: An obligor rated ‘B’ is more vulnerable than the obligors rated ‘BB’, but the obligor currently has the capacity to meet its financial commitments. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meets its financial commitments.

CCC: An obligor rated ‘CCC’ is currently vulnerable, and is dependent upon favorable business, financial, and economic conditions to meet its financial commitments.

CC: An obligor rated ‘CC’ is currently highly vulnerable.

Plus (+) or Minus (-): The ratings from ‘AA’ to’ CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

R: An obligor rated ‘R’ is under regulatory supervision owing to its financial condition. During the pendency of the regulatory supervision the regulators may have the power to favor one class of obligations over others or pay some obligations and not others. Please see S&P’s issue credit ratings for a more detailed description of the effects of regulatory supervision on specific issues or classes of obligations.

SD and D: An obligor rated ‘SD’ (selective default) or ‘D’ has failed to pay one or more of its obligations (rated or unrated) when it came due. A ‘D’ rating is assigned when S&P believes that the default will be a general default and that the obligor will fail to pay all or substantially all of its obligations as they come due. An ‘SD’ rating is assigned when S&P believes that the obligor has selectively defaulted on a specific issue or class of obligations but it will continue to meet its payment obligations on other issues or classes of obligations in a timely manner. Please see S&P’s issue credit ratings for a more detailed description of the effects of a default on specific issues or classes of obligations.

NR: An issuer designated NR is not rated.

SHORT-TERM ISSUER CREDIT RATINGS

A-1: An obligor rated ‘A-1’ has strong capacity to meet its financial commitments. It is rated in the highest category by S&P. Within this category, certain obligors are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitments is extremely strong.

A-2: An obligor rated ‘A-2’ has satisfactory capacity to meet its financial commitments. However, it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligors in the highest rating category.

A-3: An obligor rated ‘A-3’ has adequate capacity to meet its financial obligations. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitments.

B: An obligor rated ‘B’ is regarded as vulnerable and has significant speculative characteristics. Ratings ‘B-1’, ‘B-2’, and ‘B-3’ may be assigned to indicate finer distinctions within the ‘B’ category. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitments.

B-1: Obligors with a ‘B-1’ short-term rating have a relatively stronger capacity to meet their financial commitments over the short-term compared to other speculative-grade obligors.

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B-2: Obligors with a ‘B-2’ short-term rating have an average speculative-grade capacity to meet their financial commitments over the short-term compared to other speculative-grade obligors.

B-3: Obligors with a ‘B-3’ short-term rating have a relatively weaker capacity to meet their financial commitments over the short-term compared to other speculative-grade obligors.

C: An obligor rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for it to meet its financial commitments.

R: An obligor rated ‘R’ is under regulatory supervision owing to its financial condition. During the pendency of the regulatory supervision the regulators may have the power to favor one class of obligations over others or pay some obligations and not others. Please see S&P’s issue credit ratings for a more detailed description of the effects of regulatory supervision on specific issues or classes of obligations.

SD and D: An obligor rated ‘SD’ (selective default) or ‘D’ has failed to pay one or more of its obligations (rated or unrated) when it came due. A ‘D’ rating is assigned when S&P believes that the default will be a general default and that the obligor will fail to pay all or substantially all of its obligations as they come due. An ‘SD’ rating is assigned when S&P believes that the obligor has selectively defaulted on a specific issue or class of obligations but it will continue to meet its payment obligations on other issues or classes of obligations in a timely manner. Please see S&P’s issue credit ratings for a more detailed description of the effects of a default on specific issues or classes of obligations.

NR: An issuer designated as NR is not rated.

MUNICIPAL RATINGS

SHORT-TERM NOTES: An S&P U.S. municipal note ratings reflects the liquidity factors and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment: Amortization schedule--the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and Source of payment--the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note. Note rating symbols are as follows:

SP-1: Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt will be given a plus(+) designation.

SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3: Speculative capacity to pay principal and interest.

FITCH RATINGS

LONG-TERM CREDIT RATINGS

Investment Grade

AAA: Highest credit quality ‘AAA’ ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. The capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very high credit quality. ‘AA’ ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A: High credit quality. ‘A’ ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. The capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions that is the case for higher ratings.

BBB: Good credit quality. ‘BBB’ ratings indicate that they are currently expectations of low credit risk. The capacity for payment of financial commitments is considered adequate but adverse changes in circumstances and economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

Speculative Grade

BB: Speculative. ‘BB’ ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met.  Securities rated in this category are not investment grade. The obligor’s ability to pay interest and repay principal may be affected

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over time by adverse economic changes. However, business and financial alternatives can be identified that could assist the obligor in satisfying its debt service requirements.

B: Highly speculative. For issuers and performing obligations, ‘B’ ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

For individual obligations, may indicate distressed or defaulted obligations with potential for extremely high recoveries. Such obligations would possess a Recovery of Rating ‘RR1’ (outstanding).

CCC: For issuers and performing obligations, default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic conditions.

For individual obligations, may indicate distressed or defaulted obligations with potential for average to superior levels of recovery. Differences in credit quality may be denoted by plus/minus distinctions. Such obligations typically would possess a Recovery Rating of ‘RR2’ (superior), ‘RR3’ (good) or ‘RR4’ (average).

CC: For issuers and performing obligations, default of some kind appears probable.

For individual obligations, may indicate distressed or defaulted obligations with a Recovery Rating of 'RR4' (average) or 'RR5' (below average).

C: For issuers performing obligations, default is imminent.

For individual obligations, may indicate distressed or defaulted obligations with potential for below-average to poor recoveries. Such obligations would possess a Recovery Rating of ‘RR6’ (poor).

RD: Indicates an entity that has failed to make due payments (within the applicable grace period) on some but not all material financial obligations, but continues to honor other classes of obligations.

D: Indicates an entity or sovereign that has defaulted on all of its financial obligations. Default generally is defined as one of the following:

Failure of an obligor to make timely payment of principal and/or interest under the contractual terms of any financial obligation; The bankruptcy filings, administration, receivership, liquidation or other winding-up or cessation of business of an obligor; The distressed or other coercive exchange of an obligation, where creditors were offered securities with diminished structural or economic terms compared with the existing obligation.

Default ratings are not assigned prospectively; within this context, non-payment on an instrument that contains a deferral feature or grace period will not be considered a default until after the expiration of the deferral or grace period.

Issuers will be rated 'D' upon a default. Defaulted and distressed obligations typically are rated along the continuum of 'C' to 'B' ratings categories, depending upon their recovery prospects and other relevant characteristics. Additionally, in structured finance transactions, where analysis indicates that an instrument is irrevocably impaired such that it is not expected to meet pay interest and/or principal in full in accordance with the terms of the obligation's documentation during the life of the transaction, but where no payment default in accordance with the terms of the documentation is imminent, the obligation may be rated in the 'B' or 'CCC-C' categories.

Default is determined by reference to the terms of the obligations' documentation. Fitch will assign default ratings where it has reasonably determined that payment has not been made on a material obligation in accordance with the requirements of the obligation's documentation, or where it believes that default ratings consistent with Fitch's published definition of default are the most appropriate ratings to assign.

Notes to Long-Term ratings:

The modifiers "+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the 'AAA' Long-term rating category, to categories below 'CCC', or to Short-term ratings other than 'F1'. (The +/- modifiers are only used to denote issues within the CCC category, whereas issuers are only rated CCC without the use of modifiers.)

Short-Term Credit Ratings

The following ratings scale applies to foreign currency and local currency ratings. A Short-term rating has a time horizon of less than 13 months for most obligations, or up to three years for US public finance, in line with industry standards, to reflect unique risk characteristics of bond, tax and revenue anticipation notes that are commonly issued with terms up to three years. Short-term ratings thus place greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

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F1: Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2: Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3: Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near term adverse changes could result in a reduction to non investment grade.

B: Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near term adverse changes in financial and economic conditions.

C: High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D: Indicates an entity or sovereign that has defaulted on all of its financial obligations.

Notes to Short-Term ratings:

The modifiers "+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the 'AAA' Long-term rating category, to categories below 'CCC', or to Short-term ratings other than 'F1'. (The +/- modifiers are only used to denote issues within the CCC category, whereas issuers are only rated CCC without the use of modifiers.)

DESCRIPTION OF INSURANCE FINANCIAL STRENGTH RATINGS

Moody’s Investors Service, Inc. Insurance Financial Strength Ratings

Moody’s Insurance Financial Strength Ratings are opinions of the ability of insurance companies to repay punctually senior policyholder claims and obligations. Specific obligations are considered unrated unless they are individually rated because the standing of a particular insurance obligation would depend on an assessment of its relative standing under those laws governing both the obligation and the insurance company. Insurance Companies rated Aaa offer exceptional financial security. While the credit profile of these companies is likely to change, such changes as can be visualized are most unlikely to impair their fundamentally strong position.

Standard &Poor’s Insurance Financial Strength Ratings

A S&P insurer financial strength rating is a current opinion of the financial security characteristics of an insurance organization with respect to its ability to pay under its insurance policies and contracts in accordance with their terms. Insurer financial strength ratings are also assigned to health maintenance organizations and similar health plans with respect to their ability to pay under their policies and contracts in accordance with their terms. This opinion is not specific to any particular policy or contract, nor does it address the suitability of a particular policy or contract for a specific purpose or purchaser. Furthermore, the opinion does not take into account deductibles, surrender or cancellation penalties, timeliness of payment, nor the likelihood of the use of a defense such as fraud to deny claims. For organizations with cross-border or multinational operations, including those conducted by subsidiaries or branch offices, the ratings do not take into account potential that may exist for foreign exchange restrictions to prevent financial obligations from being met. Insurer financial strength ratings are based on information furnished by rated organizations or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may on occasion rely on unaudited financial information. Ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of such information or based on other circumstances. Insurer financial strength ratings do not refer to an organization's ability to meet nonpolicy (i.e. debt) obligations. Assignment of ratings to debt issued by insurers or to debt issues that are fully or partially supported by insurance policies, contracts, or guarantees is a separate process from the determination of insurer financial strength ratings, and follows procedures consistent with issue credit rating definitions and practices. Insurer financial strength ratings are not a recommendation to purchase or discontinue any policy or contract issued by an insurer or to buy, hold, or sell any security issued by an insurer. A rating is not a guaranty of an insurer's financial strength or security. An insurer rated ‘AAA’ has extremely strong financial security characteristics. ‘AAA’ is the highest insurer financial strength rating assigned by S&P.

Fitch Insurer Financial Strength Ratings

The Fitch Insurer Financial Strength (“IFS”) Rating provides an assessment of the financial strength of an insurance organization. The IFS Rating is assigned to the insurance company's policyholder obligations, including assumed reinsurance obligations and contract holder obligations, such as guaranteed investment contracts. The IFS Rating reflects both the ability of the insurer to meet these obligations on a timely basis, and expected recoveries received by claimants in the event the insurer stops making payments or payments are interrupted, due to either the failure of the insurer or some form of regulatory intervention. In the context of the IFS Rating, the timeliness of payments is considered relative to both contract and/or policy terms but also recognizes the possibility of reasonable delays caused by circumstances common to the insurance industry, including claims reviews, fraud investigations and

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coverage disputes. The IFS Rating does not encompass policyholder obligations residing in separate accounts, unit-linked products or segregated funds, for which the policyholder bears investment or other risks. However, any guarantees provided to the policyholder with respect such obligations are included in the IFS Rating. Expected recoveries are based on Fitch's assessments of the sufficiency of an insurance company's assets to fund policyholder obligations, in a scenario in which payments have been ceased or interrupted. Accordingly, expected recoveries exclude the impact of recoveries obtained from any government sponsored guaranty or policyholder protection funds. Expected recoveries also exclude the impact of collateralizing or security, such as letters of credit or trusteed assets, supporting select reinsurance obligations. IFS Ratings can be assigned to insurance and reinsurance companies in any insurance sector, including the life & annuity, non-life, property/casualty, health, mortgage, financial guaranty, residual value and title insurance sectors, as well as to managed care companies such as health maintenance organizations. The IFS Rating does not address the quality of an insurer's claims handling services or the relative value of products sold. ‘AAA’ IFS Rating is exceptional strong. ‘AAA’ IFS Rating denotes the lowest exception of ceased or interrupted payments. They are assigned only in the case of exceptionally strong capacity to meet policyholder and contract obligations on a timely basis. This capacity is highly unlikely to be adversely affected by foreseeable events.

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APPENDIX E

EATON VANCE FUNDS

PROXY VOTING POLICY AND PROCEDURES

I. Overview

The Boards of Trustees (the “Boards”) of the Eaton Vance Funds (the “Funds”) recognize that it is their fiduciary responsibility to actively monitor the Funds’ operations. The Boards have always placed paramount importance on their oversight of the implementation of the Funds’ investment strategies and the overall management of the Funds’ investments. A critical aspect of the investment management of the Funds continues to be the effective assessment and voting of proxies relating to the Funds’ portfolio securities. While the Boards will continue to delegate the day-to-day responsibilities relating to the management of the proxy-voting process to the relevant investment adviser or sub-adviser, if applicable, of the Fund (or its underlying portfolio in the case of a master-feeder arrangement), the Boards have determined that it is in the interests of the Funds’ shareholders to adopt these written proxy voting policy and procedures (the “Policy”). For purposes of this Policy the term “Fund” shall include a Fund’s underlying portfolio in the case of a master-feeder arrangement and the term “Adviser” shall mean the adviser to a Fund or its sub-adviser if a sub-advisory relationship exists.

II. Delegation of Proxy Voting Responsibilities

Pursuant to investment advisory agreements between each Fund and its Adviser, the Adviser has long been responsible for reviewing proxy statements relating to Fund investments and, if the Adviser deems it appropriate to do so, to vote proxies on behalf of the Funds. The Boards hereby formally delegate this responsibility to the Adviser, except as otherwise described in this Policy. In so doing, the Boards hereby adopt on behalf of each Fund the proxy voting policies and procedures of the Adviser(s) to each Fund as the proxy voting policies and procedures of the Fund. The Boards recognize that the Advisers may from time to time amend their policies and procedures. The Advisers will report material changes to the Boards in the manner set forth in Section V below. In addition, the Boards will annually review and approve the Advisers’ proxy voting policies and procedures.

III. Delegation of Proxy Voting Disclosure Responsibilities

The Securities and Exchange Commission (the “Commission”) recently enacted certain new reporting requirements for registered investment companies. The Commission’s new regulations require that funds (other than those which invest exclusively in non-voting securities) make certain disclosures regarding their proxy voting activities. The most significant disclosure requirement for the Funds is the duty pursuant to Rule 30b1-4 promulgated under the Investment Company Act of 1940, as amended (the “1940 Act”), to file Form N-PX no later than August 31st of each year beginning in 2004. Under Form N-PX, each Fund will be required to disclose, among other things, information concerning proxies relating to the Fund’s portfolio investments, whether or not the Fund (or its Adviser) voted the proxies relating to securities held by the Fund and how it voted in the matter and whether it voted for or against management.

The Boards hereby delegate to each Adviser the responsibility for recording, compiling and transmitting in a timely manner all data required to be filed on Form N-PX to Eaton Vance Management, which acts as administrator to each of the Funds (the “Administrator”), for each Fund that such Adviser manages. The Boards hereby delegate the responsibility to file Form N-PX on behalf of each Fund to the Administrator.

IV. Conflict of Interest

The Boards expect each Adviser, as a fiduciary to the Fund(s) it manages, to put the interests of each Fund and its shareholders above those of the Adviser. In the event that in connection with its proxy voting responsibilities a material conflict of interest arises between a Fund’s shareholders and the Fund’s Adviser or the Administrator (or any of their affiliates) or any affiliated person of the Fund, and the Proxy Administrator intends to vote the proxy in a manner inconsistent with the guidelines approved by the Board, the Adviser, to the extent it is aware or reasonably should have been aware of the material conflict, will refrain from voting any proxies related to companies giving rise to such material conflict until it notifies and consults with the appropriate Board(s), or a committee or sub-committee of such Board concerning the material conflict.

Once the Adviser notifies the relevant Board(s), committee or sub-committee of the Board, of the material conflict, the Board(s), committee or sub-committee, shall convene a meeting to review and consider all relevant materials related to the proxies involved. In considering such proxies, the Adviser shall make available all materials requested by the Board, committee or sub-committee and make reasonably available appropriate personnel to discuss the matter upon request. The Board, committee or sub-committee will instruct the Adviser on the appropriate course of action. If the Board, committee or sub-committee is unable to meet and the failure to vote a proxy would have a material adverse impact on the Fund(s) involved, each Adviser will have the right to vote such proxy, provided that it discloses the existence of the material conflict to the Board, committee or sub-committee at its next meeting.

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Any determination regarding the voting of proxies of each Fund that is made by the committee or sub-committee shall be deemed to be a good faith determination regarding the voting of proxies by the full Board.

V. Reports

The Administrator shall make copies of each Form N-PX filed on behalf of the Funds available for the Boards’ review upon the Boards’ request. The Administrator (with input from the Adviser for the relevant Fund(s)) shall also provide any reports reasonably requested by the Boards regarding the proxy voting records of the Funds.

Each Adviser shall annually report any material changes to such Adviser’s proxy voting policies and procedures to the relevant Board(s) and the relevant Board(s) will annually review and approve the Adviser’s proxy voting policies and procedures. Each Adviser shall report any changes to such Adviser’s proxy voting policies and procedures to the Administrator prior to implementing such changes in order to enable the Administrator to effectively coordinate the Funds’ disclosure relating to such policies and procedures.

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APPENDIX F

EATON VANCE MANAGEMENT BOSTON MANAGEMENT AND RESEARCH PROXY VOTING POLICIES AND PROCEDURES

I. Introduction

Eaton Vance Management, Boston Management and Research and Eaton Vance Investment Counsel (each an “Adviser” and collectively the “Advisers”) have each adopted and implemented policies and procedures that each Adviser believes are reasonably designed to ensure that proxies are voted in the best interest of clients, in accordance with its fiduciary duties and Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Advisers’ authority to vote the proxies of their clients is established by their advisory contracts or similar documentation, such as the Eaton Vance Funds Proxy Voting Policy and Procedures. These proxy policies and procedures reflect the U.S. Securities and Exchange Commission (“SEC”) requirements governing advisers and the long-standing fiduciary standards and responsibilities for ERISA accounts set out in the Department of Labor Bulletin 94-2 C.F.R. 2509.94-2 (July 29, 1994).

II. Overview

Each Adviser manages its clients’ assets with the overriding goal of seeking to provide the greatest possible return to such clients consistent with governing laws and the investment policies of each client. In pursuing that goal, each Adviser seeks to exercise its clients’ rights as shareholders of voting securities to support sound corporate governance of the companies issuing those securities with the principle aim of maintaining or enhancing the companies’ economic value.

The exercise of shareholder rights is generally done by casting votes by proxy at shareholder meetings on matters submitted to shareholders for approval (for example, the election of directors or the approval of a company’s stock option plans for directors, officers or employees). Each Adviser is adopting the formal written Guidelines described in detail below and will utilize such Guidelines in voting proxies on behalf of its clients. These Guidelines are designed to promote accountability of a company’s management and board of directors to its shareholders and to align the interests of management with those of shareholders.

Each Adviser will vote any proxies received by a client for which it has sole investment discretion through a third-party proxy voting service (“Agent”) in accordance with customized policies, as approved by the Boards of Trustees of the Eaton Vance Funds and, with respect to proxies referred back to the Adviser by the Agent pursuant to the Guidelines, in a manner that is reasonably designed to eliminate any potential conflicts of interest, as described more fully below. The Agent is currently Institutional Shareholder Services Inc. Proxies will be voted in accordance with client-specific guidelines and an Eaton Vance Fund’s sub-adviser’s proxy voting policies and procedures, if applicable.

No set of guidelines can anticipate all situations that may arise. In special cases, the Proxy Administrator (the person specifically charged with the responsibility to oversee the Agent and coordinate the voting of proxies referred back to the Adviser by the Agent) may seek insight from the Proxy Group established by the Advisers. The Proxy Group will assist in the review of the Agent’s recommendation when a proxy voting issue is referred to the Proxy Group through the Proxy Administrator. The members of the Proxy Group, which may include employees of the Advisers’ affiliates, may change at the Advisers’ discretion.

III. Roles and Responsibilities

A. Proxy Administrator

The Proxy Administrator will assist in the coordination of the voting of each client’s proxy in accordance with the Guidelines below and the Funds’ Proxy Voting Policy and Procedures. The Proxy Administrator is authorized to direct the Agent to vote a proxy in accordance with the Guidelines. Responsibilities assigned herein to the Proxy Administrator, or activities in support thereof, may be performed by such members of the Proxy Group or employees of the Advisers’ affiliates as are deemed appropriate by the Proxy Group.

B. Agent

An independent proxy voting service (the “Agent”), as approved by the Board of each Fund, shall be engaged to assist in the voting of proxies. The Agent is currently Institutional Shareholder Services Inc. The Agent is responsible for coordinating with the clients’ custodians and the Advisers to ensure that all proxy materials received by the custodians relating to the portfolio securities are processed in a timely fashion. The Agent is required to vote and/or refer all proxies in accordance with the Guidelines below. The Agent shall retain a record of all proxy votes handled by the Agent. Such record must reflect all of the information required to be disclosed in a Fund’s Form N-PX pursuant to Rule 30b1-4 under the Investment Company Act of

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1940. In addition, the Agent is responsible for maintaining copies of all proxy statements received by issuers and to promptly provide such materials to an Adviser upon request.

Subject to the oversight of the Advisers, the Agent shall establish and maintain adequate internal controls and policies in connection with the provision of proxy voting services to the Advisers, including methods to reasonably ensure that its analysis and recommendations are not influenced by a conflict of interest, and shall disclose such controls and policies to the Advisers when and as provided for herein. Unless otherwise specified, references herein to recommendations of the Agent shall refer to those in which no conflict of interest has been identified.

C. Proxy Group

The Adviser shall establish a Proxy Group which shall assist in the review of the Agent’s recommendations when a proxy voting issue has been referred to the Proxy Administrator by the Agent. The members of the Proxy Group, which may include employees of the Advisers’ affiliates, may be amended from time to time at the Advisers’ discretion.

For each proposal referred to the Proxy Group, the Proxy Group will review the (i) Guidelines, (ii) recommendations of the Agent, and (iii) any other resources that any member of the Proxy Group deems appropriate to aid in a determination of the recommendation.

If the Proxy Group recommends a vote in accordance with the Guidelines, or the recommendation of the Agent, where applicable, it shall instruct the Proxy Administrator to so advise the Agent.

If the Proxy Group recommends a vote contrary to the Guidelines, or the recommendation of the Agent, where applicable, or if the proxy statement relates to a conflicted company of the Agent, as determined by the Advisers, it shall follow the procedures for such voting outlined below.

The Proxy Administrator shall use best efforts to convene the Proxy Group with respect to all matters requiring its consideration. In the event the Proxy Group cannot meet in a timely manner in connection with a voting deadline, the Proxy Administrator shall follow the procedures for such voting outlined below.

IV. Proxy Voting Guidelines ("Guidelines")

A. General Policies

It shall generally be the policy of the Advisers to take no action on a proxy for which no client holds a position or otherwise maintains an economic interest in the relevant security at the time the vote is to be cast.

In all cases except those highlighted below, it shall generally be the policy of the Advisers to vote in accordance with the recommendation by the Agent, Institutional Shareholder Services Inc.

When a fund client participates in the lending of its securities and the securities are on loan at the record date, proxies related to such securities generally will not be forwarded to the relevant Adviser by the fund’s custodian and therefore will not be voted. In the event that the Adviser determines that the matters involved would have a material effect on the applicable fund’s investment in the loaned securities, the fund will exercise its best efforts to terminate the loan in time to be able to cast such vote or exercise such consent.

Interpretation and application of these Guidelines is not intended to supersede any law, regulation, binding agreement or other legal requirement to which an issuer may be or become subject. The Guidelines relate to the types of proposals that are most frequently presented in proxy statements to shareholders. Absent unusual circumstances, each Adviser will utilize these Guidelines when voting proxies on behalf of its clients. The Guidelines may be revised at any time, provided such revisions are reported to the Boards of Trustees of the Eaton Vance Funds.

B. Proposals Regarding Mergers and Corporate Restructurings

The Agent shall be directed to refer proxy proposals accompanied by its written analysis and voting recommendation to the Proxy Administrator for all proposals relating to Mergers and Corporate Restructurings.

C. Proposals Regarding Mutual Fund Proxies – Disposition of Assets/Termination/Liquidation and Mergers

The Agent shall be directed to refer proxy proposals accompanied by its written analysis and voting recommendation to the Proxy Administrator for all proposals relating to the Disposition of Assets/Termination/Liquidation and Mergers contained in mutual fund proxies.

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D. Corporate Structure Matters/Anti-Takeover Defenses

As a general matter, the Advisers will normally vote against anti-takeover measures and other proposals designed to limit the ability of shareholders to act on possible transactions (except in the case of closed-end management investment companies).

E. Social and Environmental Issues

The Advisers generally support management on social and environmental proposals.

F. Voting Procedures

Upon receipt of a referral from the Agent or upon advice from an Eaton Vance investment professional, the Proxy Administrator may solicit additional research from the Agent, as well as from any other source or service.

1. WITHIN-GUIDELINES VOTES: Votes in Accordance with the Guidelines and/or, where applicable, Agent Recommendation

In the event the Proxy Administrator recommends a vote within Guidelines and/or, where applicable, in accordance with the Agent’s recommendation, the Proxy Administrator will instruct the Agent to vote in this manner.

2. NON-VOTES: Votes in Which No Action is Taken

The Proxy Administrator may recommend that a client refrain from voting under the following circumstances: (i) if the economic effect on shareholders' interests or the value of the portfolio holding is indeterminable or insignificant, e.g., proxies in connection with securities no longer held in the portfolio of a client or proxies being considered on behalf of a client that is no longer in existence; or (ii) if the cost of voting a proxy outweighs the benefits, e.g., certain international proxies, particularly in cases in which share blocking practices may impose trading restrictions on the relevant portfolio security. In such instances, the Proxy Administrator may instruct the Agent not to vote such proxy.

Reasonable efforts shall be made to secure and vote all other proxies for the clients, but, particularly in markets in which shareholders' rights are limited, Non-Votes may also occur in connection with a client's related inability to timely access ballots or other proxy information in connection with its portfolio securities.

Non-Votes may also result in certain cases in which the Agent's recommendation has been deemed to be conflicted, as provided for herein.

3. OUT-OF-GUIDELINES VOTES: Votes Contrary to Guidelines, or Agent Recommendation, where applicable, Where No Recommendation is Provided by Agent, or Where Agent's Recommendation is Conflicted

If the Proxy Administrator recommends that a client vote contrary to the Guidelines, or the recommendation of the Agent, where applicable, if the Agent has made no recommendation on a matter requiring case-by-case consideration and the Guidelines are silent, or the Agent's recommendation on a matter requiring case-by-case consideration is deemed to be conflicted, the Proxy Administrator will forward the Agent’s analysis and recommendation and any research obtained from the Agent or any other source to the Proxy Group. The Proxy Group may consult with the Agent as it deems necessary. The Proxy Administrator will instruct the Agent to vote the proxy as recommended by the Proxy Group. The Adviser will provide a report to the Boards of Trustees of the Eaton Vance Funds reflecting any votes cast contrary to the Guidelines or Agent Recommendation, as applicable, and shall do so no less than annually.

The Proxy Administrator will maintain a record of all proxy questions that have been referred by the Agent, all applicable recommendations, analysis and research received and any resolution of the matter.

V. Recordkeeping

The Advisers will maintain records relating to the proxies they vote on behalf of their clients in accordance with Section 204-2 of the Investment Advisers Act of 1940, as amended. Those records will include:

•	A copy of the Advisers’ proxy voting policies and procedures;
•	Proxy statements received regarding client securities. Such proxy statements received from issuers are either in the SEC’s
EDGAR database or are kept by the Agent and are available upon request;
•	A record of each vote cast;
•	A copy of any document created by the Advisers that was material to making a decision on how to vote a proxy for a client or that memorializes the basis for such a decision; and
•	Each written client request for proxy voting records and the Advisers’ written response to any client request (whether written or oral) for such records.

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All records described above will be maintained in an easily accessible place for five years and will be maintained in the offices of the Advisers or their Agent for two years after they are created.

VI. Assessment of Agent and Identification and Resolution of Conflicts with Clients

A. Assessment of Agent

The Advisers shall establish that the Agent (i) is independent from the Advisers, (ii) has resources that indicate it can competently provide analysis of proxy issues, and (iii) can make recommendations in an impartial manner and in the best interests of the clients and, where applicable, their beneficial owners. The Advisers shall utilize, and the Agent shall comply with, such methods for establishing the foregoing as the Advisers may deem reasonably appropriate and shall do so not less than annually as well as prior to engaging the services of any new proxy voting service. The Agent shall also notify the Advisers in writing within fifteen (15) calendar days of any material change to information previously provided to an Adviser in connection with establishing the Agent's independence, competence or impartiality.

B. Conflicts of Interest

As fiduciaries to their clients, each Adviser puts the interests of its clients ahead of its own. In order to ensure that relevant personnel of the Advisers are able to identify potential material conflicts of interest, each Adviser will take the following steps:

•	Quarterly, the Eaton Vance Legal and Compliance Department will seek information from the department heads of each department of the Advisers and of Eaton Vance Distributors, Inc. (“EVD”) (an affiliate of the Advisers and principal underwriter of certain Eaton Vance Funds). Each department head will be asked to provide a list of significant clients or prospective clients of the Advisers or EVD.
•	A representative of the Legal and Compliance Department will compile a list of the companies identified (the “Conflicted
Companies”) and provide that list to the Proxy Administrator.
•	The Proxy Administrator will compare the list of Conflicted Companies with the names of companies for which he or she has been referred a proxy statement (the “Proxy Companies”). If a Conflicted Company is also a Proxy Company, the
Proxy Administrator will report that fact to the Proxy Group.
•	If the Proxy Administrator expects to instruct the Agent to vote the proxy of the Conflicted Company strictly according to the Guidelines contained in these Proxy Voting Policies and Procedures (the “Policies”) or the recommendation of the
Agent, as applicable, he or she will (i) inform the Proxy Group of that fact, (ii) instruct the Agent to vote the proxies and
(iii) record the existence of the material conflict and the resolution of the matter.
•	If the Proxy Administrator intends to instruct the Agent to vote in a manner inconsistent with the Guidelines contained herein or the recommendation of the Agent, as applicable, the Proxy Group, in consultation with Eaton Vance senior management, will then determine if a material conflict of interest exists between the relevant Adviser and its clients. If the Proxy Group, in consultation with Eaton Vance senior management, determines that a material conflict exists, prior to instructing the Agent to vote any proxies relating to these Conflicted Companies the Adviser will seek instruction on how the proxy should be voted from:
• The client, in the case of an individual or corporate client;
• In the case of a Fund, its board of directors, any committee or sub-committee or group of Independent Trustees (as long as such committee, sub-committee or group contains at least two or more Independent Trustees); or
• The adviser, in situations where the Adviser acts as a sub-adviser to such adviser.

The Adviser will provide all reasonable assistance to each party to enable such party to make an informed decision.

If the client, Fund board or adviser, as the case may be, fails to instruct the Adviser on how to vote the proxy, the Adviser will generally instruct the Agent, through the Proxy Administrator, to abstain from voting in order to avoid the appearance of impropriety. If however, the failure of the Adviser to vote its clients’ proxies would have a material adverse economic impact on the Advisers’ clients’ securities holdings in the Conflicted Company, the Adviser may instruct the Agent, through the Proxy Administrator, to vote such proxies in order to protect its clients’ interests. In either case, the Proxy Administrator will record the existence of the material conflict and the resolution of the matter.

The Advisers shall also identify and address conflicts that may arise from time to time concerning the Agent. Upon the Advisers’ request, which shall be not less than annually, and within fifteen (15) calendar days of any material change to such information previously provided to an Adviser, the Agent shall provide the Advisers with such information as the Advisers deem reasonable and appropriate for use in determining material relationships of the Agent that may pose a conflict of interest with respect to the Agent’s proxy analysis or recommendations. Such information shall include, but is not limited to, a monthly report from the Agent detailing the Agent’s Corporate Securities Division clients and related revenue data. The Advisers shall review such information on a monthly

47

basis. The Proxy Administrator shall instruct the Agent to refer any proxies for which a material conflict of the Agent is deemed to be present to the Proxy Administrator. Any such proxy referred by the Agent shall be referred to the Proxy Group for consideration accompanied by the Agent’s written analysis and voting recommendation. The Proxy Administrator will instruct the Agent to vote the proxy as recommended by the Proxy Group.

48

STATEMENT OF ADDITIONAL INFORMATION ^February 1, 2010

Eaton Vance Tax-Advantaged Bond Strategies Long Term Fund

Two International Place Boston, Massachusetts 02110 1-800-262-1122

This Statement of Additional Information (“SAI”) provides general information about the Fund. The Fund is a diversified, open-end management investment company. The Fund is a series of Eaton Vance Muncipals Trust II (the “Trust”). Capitalized terms used in this SAI and not otherwise defined have the meanings given to them in the Prospectus.

This SAI contains additional information about:
	Page		Page
Strategies and Risks	2	Purchasing and Redeeming Shares	19
Investment Restrictions	^10	Sales Charges	20
Management and Organization	11	Performance	22
Investment Advisory and Administrative Services	16^	Taxes	24^
Other Service Providers	18^	Portfolio Securities Transactions	27^
Calculation of Net Asset Value	19^	Financial Statements	29

Appendix A: Class A Fees, Performance and Ownership	30	Appendix D: Ratings	33
Appendix B: Class C Fees, Performance and Ownership	31	Appendix E: Eaton Vance Funds Proxy Voting Policy and Procedures	42
Appendix C: Class I Performance and Ownership	32	Appendix F: Adviser Proxy Voting Policies and Procedures	44

This SAI is NOT a Prospectus and is authorized for distribution to prospective investors only if preceded or accompanied by the Fund Prospectus dated ^February 1, 2010, as supplemented from time to time, which is incorporated herein by reference. This SAI should be read in conjunction with the Prospectus, which may be obtained by calling 1-800-262-1122.

© 2010 Eaton Vance Management

The following defined terms may be used herein: “SEC” for the Securities and Exchange Commission; “CFTC” for the Commodities Futures Trading Commission; “IRS” for the Internal Revenue Service; “Code” for the Internal Revenue Code of 1986, as amended; “1940 Act” for the Investment Company Act of 1940, as amended; “1933 Act” for the Securities Act of 1933, as amended; and “FINRA” for the Financial Industry Regulatory Authority.

STRATEGIES AND RISKS

Principal strategies are defined in the Prospectus. The following is a description of the various investment practices that may be engaged in, whether as a principal or secondary strategy, and a summary of certain attendant risks. The investment adviser(s) may not buy any of the following instruments or use any of the following techniques unless it believes that doing so will help achieve the investment objective(s).

Municipal Obligations. Municipal obligations are issued to obtain funds for various public and private purposes. Municipal obligations include bonds as well as tax-exempt commercial paper, project notes and municipal notes such as tax, revenue and bond anticipation notes of short maturity, generally less than three years. While most municipal bonds pay a fixed rate of interest semiannually in cash, there are exceptions. Some bonds pay no periodic cash interest, but rather make a single payment at maturity representing both principal and interest. Bonds may be issued or subsequently offered with interest coupons materially greater or less than those then prevailing, with price adjustments reflecting such deviation.

In general, there are three categories of municipal obligations, the interest on which is exempt from federal income tax and is not a tax preference item for purposes of the alternative minimum tax ("AMT"): (i) certain “public purpose” obligations (whenever issued), which include obligations issued directly by state and local governments or their agencies to fulfill essential governmental functions; (ii) certain obligations issued before August 8, 1986 for the benefit of non-governmental persons or entities; and (iii) certain “private activity bonds” issued after August 7, 1986 which include “qualified Section 501(c)(3) bonds” or refundings of certain obligations included in the second category. In assessing the federal income tax treatment of interest on any municipal obligation, the Fund will rely on an opinion of the issuer’s counsel (when available) and will not undertake any independent verification of the basis for the opinion.

Interest on certain “private activity bonds” issued after August 7, 1986 is exempt from regular federal income tax, but such interest (including a distribution by the Fund derived from such interest) is treated as a tax preference item which could subject the recipient to or increase the recipient’s liability for the AMT. For corporate shareholders, the Fund’s distributions derived from interest on all municipal obligations (whenever issued) are included in “adjusted current earnings” for purposes of the AMT as applied to corporations (to the extent not already included in alternative minimum taxable income as income attributable to private activity bonds).

The two principal classifications of municipal bonds are “general obligation” and “revenue” bonds. Issuers of general obligation bonds include states, counties, cities, towns and regional districts. The proceeds of these obligations are used to fund a wide range of public projects, including the construction or improvement of schools, highways and roads, water and sewer systems and a variety of other public purposes. The basic security of general obligation bonds is the issuer’s pledge of its faith, credit, and taxing power for the payment of principal and interest. The taxes that can be levied for the payment of debt service may be limited or unlimited as to rate and amount.

Revenue bonds are generally secured by the net revenues derived from a particular facility or group of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Revenue bonds have been issued to fund a wide variety of capital projects including: electric, gas, water, sewer and solid waste disposal systems; highways, bridges and tunnels; port, airport and parking facilities; transportation systems; housing facilities, colleges and universities and hospitals. Although the principal security behind these bonds varies widely, many lower rated bonds provide additional security in the form of a debt service reserve fund whose monies may be used to make principal and interest payments on the issuer’s obligations. Housing finance authorities have a wide range of security including partially or fully insured, rent subsidized and/or collateralized mortgages, and/or the net revenues from housing or other public projects. In addition to a debt service reserve fund, some authorities provide further security in the form of a state’s ability (without legal obligation) to make up deficiencies in the debt service reserve fund. Lease rental revenue bonds issued by a state or local authority for capital projects are normally secured by annual lease rental payments from the state or locality to the authority sufficient to cover debt service on the authority’s obligations. Such payments are usually subject to annual appropriations by the state or locality. Industrial development and pollution control bonds, although nominally issued by municipal authorities, are in most cases revenue bonds and are generally not secured by the taxing power of the municipality, but are usually secured by the revenues derived by the authority from payments of the industrial user or users. The Fund may on occasion acquire revenue bonds which carry warrants or similar rights covering equity securities. Such warrants or rights may be held indefinitely, but if exercised, the Fund anticipates that it would, under normal circumstances, dispose of any equity securities so acquired within a reasonable period of time.

The obligations of any person or entity to pay the principal of and interest on a municipal obligation are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Act, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations. Certain bond structures may be subject to the risk that a taxing authority may issue an adverse ruling regarding tax-exempt status. There is also the possibility that as a result of adverse economic conditions (including unforeseen financial events, natural disasters and other conditions that may affect an issuer’s ability to pay its obligations), litigation or other conditions, the power or ability of any person or entity to pay when due principal of and interest on a municipal obligation may be materially affected or interest and principal previously paid may be required to be refunded. There have been recent instances of defaults and bankruptcies involving municipal obligations which were not foreseen by the financial and investment communities. The Fund will take whatever action it considers appropriate in the event of anticipated financial difficulties, default or bankruptcy of either the issuer of any municipal obligation or of the underlying source of funds for debt service. Such action may include retaining the services of various persons or firms (including affiliates of the investment adviser) to evaluate or protect any real estate, facilities or other assets securing any such obligation or acquired by the Fund as a result of any such event, and the Fund may also manage (or engage other persons to manage) or otherwise deal with any real estate, facilities or other assets so acquired. The Fund anticipates that real estate consulting and management services may be required with respect to properties securing various municipal obligations in its portfolio or subsequently acquired by the Fund. The Fund will incur additional expenditures in taking protective action with respect to portfolio obligations in (or anticipated to be in) default and assets securing such obligations.

The yields on municipal obligations ^depend on a variety of factors, including purposes of the issue and source of funds for repayment, general money market conditions, general conditions of the municipal bond market, size of a particular offering, maturity of the obligation and rating of the issue. The ratings of Moody’s, S&P and Fitch represent their opinions as to the quality of the municipal obligations which they undertake to rate, and in the case of insurers, other factors including the claims-paying ability of such insurer. It should be emphasized, however, that ratings are based on judgment and are not absolute standards of quality. Consequently, municipal obligations with the same maturity, coupon and rating may have different yields while obligations of the same maturity and coupon with different ratings may have the same yield. In addition, the market price of such obligations will normally fluctuate with changes in interest rates, and therefore the net asset value of the Fund will be affected by such changes.

The Fund may invest in Municipal Securities with credit enhancements such as letters of credit, municipal bond insurance and Standby Bond Purchase Agreements (“SBPAs”). Letters of credit are issued by a third party, usually a bank, to enhance liquidity and ensure repayment of principal and any accrued interest if the underlying municipal bond should default. The Fund may purchase municipal obligations insured as to their scheduled payment of principal and interest or municipal obligations that are additionally secured by bank credit agreements or escrow accounts. The credit quality of companies which provide such credit enhancements will affect the value of those securities. Although the insurance feature reduces certain financial risks, the premiums for insurance and the higher market price sometimes paid for insured obligations may reduce the Fund’s current yield. Insurance generally will be obtained from insurers with a claims-paying ability rated at least Baa by Moody’s or BBB by S&P or Fitch. To the extent that securities held by the Fund are insured as to principal and interest payments by insurers whose claims-paying ability rating is downgraded by Moody’s, S&P or Fitch, the value of such securities may be affected. AN SBPA is a liquidity facility provided to pay the purchase price of bonds that cannot be remarketed. The obligations of the liquidity provider (usually a bank) is only to advance funds to purchase tendered bonds that cannot be remarketed and does not cover principal or interest under any other circumstances. The liquidity provider’s obligations under the SBPA are usually subject to numerous conditions, including the continued creditworthiness of underlying borrowers. See Appendix D for a description of the claims-paying ability ratings of S&P and Moody’s.

State and Sector Concentration. The Fund may invest 25% or more of its total assets in municipal obligations whose issuers are located in the same state or in municipal obligations in certain sectors. Municipal obligations of issuers located in a single state may be adversely affected by economic developments (including insolvency of an issuer) and by legislation and other governmental activities in that state. There could be economic, business or political developments or court decisions that adversely affect all municipal obligations in the same sector. In particular, investments in revenue bonds might involve (without limitation) the following risks.

Hospital bond ratings are often based on feasibility studies which contain projections of expenses, revenues and occupancy levels. Among the influences affecting a hospital’s gross receipts and net income available to service its debt are demand for hospital services, the ability of the hospital to provide the services required, management capabilities, economic developments in the service area, efforts by insurers and government agencies to limit rates and expenses, confidence in the hospital, service area economic developments, competition, availability and expense of malpractice insurance, Medicaid and Medicare funding and possible federal legislation limiting the rates of increase of hospital charges.

Electric utilities face problems in financing large construction programs in an inflationary period, cost increases and delay occasioned by safety and environmental considerations (particularly with respect to nuclear facilities), difficulty in obtaining fuel at reasonable prices, and in achieving timely and adequate rate relief from regulatory commissions, effects of energy conservation and limitations on the capacity of the capital market to absorb utility debt.

Industrial development bonds (“IDBs”) are normally secured only by the revenues from the project and not by state or local government tax payments, they are subject to a wide variety of risks, many of which relate to the nature of the specific project. Generally, IDBs are sensitive to the risk of a slowdown in the economy.

Standard tobacco bonds are secured by a single source of revenue, installment payments made by tobacco companies stemming from the settlement of lawsuits brought against them by various states (the “Master Settlement Agreement”). Appropriation backed tobacco bonds are supported by the same Master Settlement Agreement payments as standard tobacco bonds, but are also subject to a state’s pledge that the governor will request an appropriation of funds in its annual budget for debt service if Master Settlement Agreement revenues are insufficient. These payments are not generally fixed but rather are tied to the volume of the company’s U.S. sales of cigarettes. Tobacco bonds are subject to several risks, including the risk that cigarette consumption declines or that a tobacco company defaults on its obligation to make payments to the state. Escrowed tobacco bonds no longer rely on Master Settlement Agreement revenue as security, and are backed by a variety of government securities.

In addition, the airline industry continues to evolve. A number of major carriers have either emerged from bankruptcy or are currently in bankruptcy. Also, consolidation in the industry has occurred due to mergers and related activity. Recent problems include, but are not limited to, increased competition, labor and union conflicts, greater security costs and fluctuating jet fuel prices. Court rulings have given some guidance to the viability of collateral structures. However, there is still uncertainty as to the strength of collateral pledged under various security systems.

Certain tax-exempt bonds issued by Native American tribes may be subject to the risk that a taxing authority would determine that the income from such bonds is not eligible for tax-exempt status. In the event of any final adverse ruling to this effect, holders of such bonds may be subject to penalties.

Duration. Duration represents the dollar weighted average maturity of expected cash flows (i.e., interest and principal payments) on one or more debt obligations, discounted to their present values. The duration of an obligation is usually not more than its stated maturity and is related to the degree of volatility in the market value of the obligation. Maturity measures only the time until a bond or other debt security provides its final payment; it does not take into account the pattern of a security’s payments over time. Duration takes both interest and principal payments into account and, thus, in the investment adviser’s opinion, is a more accurate measure of a municipal obligation’s sensitivity to changes in interest rates. In computing the duration of its portfolio, the Fund will have to estimate the duration of debt obligations that are subject to prepayment or redemption by the issuer, based on projected cash flows from such obligations.

Credit Quality. While municipal obligations rated investment grade or below and comparable unrated municipal obligations may have some quality and protective characteristics, these characteristics can be expected to be offset or outweighed by uncertainties or major risk exposures to adverse conditions. Lower rated and comparable unrated municipal obligations are subject to the risk of an issuer’s inability to meet principal and interest payments on the obligations (credit risk) and may also be subject to greater price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (market risk). Lower rated or unrated municipal obligations are also more likely to react to real or perceived developments affecting market and credit risk than are more highly rated obligations, which react primarily to movements in the general level of interest rates.

Municipal obligations held by the Fund which are rated below investment grade but which, subsequent to the assignment of such rating, are backed by escrow accounts containing U.S. Government obligations may be determined by the investment adviser to be of investment grade quality for purposes of the Fund’s investment policies. The Fund may retain in its portfolio an obligation whose rating drops after its acquisition, including defaulted obligations, if such retention is considered desirable by the investment adviser; provided, however, that holdings of obligations rated below Baa or BBB will be no more than 35% of net assets and holdings rated below B will be less than 10% of net assets. In the event the rating of an obligation held by the Fund is downgraded, causing the Fund to exceed ^the foregoing limitations, the investment adviser will (in an orderly fashion within a reasonable period of time) dispose of such obligations as it deems necessary in order to comply with the Fund’s credit quality limitations. In the case of a defaulted obligation, the Fund may incur additional expense seeking recovery of its investment. Defaulted obligations are denoted in the “Portfolio of Investments” in the “Financial Statements” included in the Fund’s reports to shareholders.

When the Fund invests in lower rated or unrated municipal obligations, the achievement of the Fund’s goals is more dependent on the investment adviser’s ability than would be the case if the Fund were investing in municipal obligations in the higher rating categories. In evaluating the credit quality of a particular issue, whether rated or unrated, the investment adviser may take into consideration, among other things, the financial resources of the issuer (or, as appropriate, of the underlying source of funds for debt service), its sensitivity to economic conditions and trends, any operating history of and the community support for the facility financed by the issue, the ability of the issuer’s management and regulatory matters. The investment adviser may also purchase structured derivative products with greater or lesser credit risk than the underlying bonds. Such bonds may be rated investment grade, as well as below investment grade. For a description of municipal bond ratings, see Appendix D.

Municipal Leases. The Fund may invest in municipal leases and participations therein, which arrangements frequently involve special risks. Municipal leases are obligations in the form of a lease, installment purchase or conditional sales contract (which typically provide for the title to the leased asset to pass to the governmental issuer) which is issued by state or local governments to acquire equipment and facilities. Interest income from such obligations is generally exempt from local and state taxes in the state of issuance. “Participations” in such leases are undivided interests in a portion of the total obligation. Participations entitle their holders to receive a pro rata share of all payments under the lease. The obligation of the issuer to meet its obligations under such leases is often subject to the appropriation by the appropriate legislative body, on an annual or other basis, of funds for the payment of the obligations. Investments in municipal leases are thus subject to the risk that the legislative body will not make the necessary appropriation and the issuer will not otherwise be willing or able to meet its obligation.

Certain municipal lease obligations owned by the Fund may be deemed illiquid for the purpose of the Fund’s 15% limitation on investments in illiquid securities, unless determined by the investment adviser, pursuant to guidelines adopted by the Trustees, to be liquid securities for the purpose of such limitation. In determining the liquidity of municipal lease obligations, the investment adviser will consider the factors it believes are relevant to the marketability of the obligation, to the extent that information regarding such factor is available to the investment adviser and pertinent to the liquidity determination, which may include: (1) the willingness of dealers to bid for the obligation; (2) the number of dealers willing to purchase or sell the obligation and the number of other potential buyers; (3) the frequency of trades and quotes for the obligation; (4) the nature of the marketplace trades, including the time needed to dispose of the obligation, the method of soliciting offers, and the mechanics of transfer; (5) the willingness of the governmental issuer to continue to appropriate funds for the payment of the obligation; (6) how likely or remote an event of nonappropriation may be, which depends in varying degrees on a variety of factors, including those relating to the general creditworthiness of the governmental issuer, its dependence on its continuing access to the credit markets, and the importance to the issuer of the equipment, property or facility covered by the lease or contract; (7) the rating, if any, assigned to the obligation and/or the governmental issuer by any nationally recognized statistical rating organization; (8) whether the obligation is insured as to the timely payment of principal and interest; and (9) all factors and information unique to the obligation in determining its liquidity. If the municipal lease obligation is insured as to the timely payment of principal and interest, or if the obligation has an investment grade rating (rated BBB or Baa or higher), the investment adviser will consider the obligation to be liquid. In the event the Fund acquires an unrated municipal lease obligation, the investment adviser will be responsible for determining the credit quality of such obligation on an ongoing basis, including an assessment of the likelihood that the lease may or may not be cancelled.

U.S. Government Securities. U.S. Government securities include (1) U.S. Treasury obligations, which differ in their interest rates, maturities and times of issuance: U.S. Treasury bills (maturities of one year or less), U.S. Treasury notes (maturities of one year to ten years) and U.S. Treasury bonds (generally maturities of greater than ten years) and (2) obligations issued or guaranteed by U.S. Government agencies and instrumentalities which are supported by any of the following: (a) the full faith and credit of the U.S. Treasury, (b) the right of the issuer to borrow an amount limited to a specific line of credit from the U.S. Treasury, (c) discretionary authority of the U.S. Government to purchase certain obligations of the U.S. Government agency or instrumentality or (d) the credit of the agency or instrumentality. The Fund may also invest in any other security or agreement collateralized or otherwise secured by U.S. Government securities. Agencies and instrumentalities of the U.S. Government include but are not limited to: Federal Land Banks, Federal Financing Banks, Banks for Cooperatives, Federal Intermediate Credit Banks, Farm Credit Banks, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation (“Freddie Mac”), Federal National Mortgage Association (“Fannie Mae”), GNMA, Student Loan Marketing Association, United States Postal Service, Small Business Administration, Tennessee Valley Authority and any other enterprise established or sponsored by the U.S. Government. Because the U.S. Government generally is not obligated to provide support to its instrumentalities, the Fund will invest in obligations issued by these instrumentalities only if the investment adviser determines that the credit risk with respect to such obligations is minimal.

The principal of and/or interest on certain U.S. Government securities which may be purchased by the Fund could be (a) payable in foreign currencies rather than U.S. dollars or (b) increased or diminished as a result of changes in the value of the U.S. dollar relative to the value of foreign currencies. The value of such portfolio securities denominated in foreign currencies may be affected favorably by changes in the exchange rate between foreign currencies and the U.S. dollar.

Recent Events Regarding Fannie Mae and Freddie Mac Securities. The value of Fannie Mae and Freddie Mac’s securities fell sharply in 2008 due to concerns that the firms did not have sufficient capital to offset losses. In mid-2008, the U.S. Treasury was authorized to increase the size of home loans that Fannie Mae and Freddie Mac could purchase in certain residential areas and, until 2009, to lend Fannie Mae and Freddie Mac emergency funds and to purchase the companies’ stock. More recently, in September 2008, the U.S. Treasury announced that Fannie Mae and Freddie Mac had been placed in conservatorship by the

Federal Housing Finance Agency ("FHFA"), a newly created independent regulator. In addition to placing the companies in conservatorship, the U.S. Treasury announced three additional steps that it intended to take with respect to Fannie Mae and Freddie Mac. First, the U.S. Treasury has entered into Preferred Stock Purchase Agreements (“PSPAs”) under which, if the FHFA determines that Fannie Mae’s or Freddie Mac’s liabilities have exceeded its assets under generally accepted accounting principles, the U.S. Treasury will contribute cash capital to the company in an amount equal to the difference between liabilities and assets. The PSPAs are designed to provide protection to the senior and subordinated debt and the mortgage-backed securities issued by Fannie Mae and Freddie Mac. Second, the U.S. Treasury established a new secured lending credit facility that is available to Fannie Mae and Freddie Mac until December 2009. Third, the U.S. Treasury initiated a temporary program to purchase Fannie Mae and Freddie Mac mortgage-backed securities, which is expected to continue until December 2009. No assurance can be given that the U.S. Treasury initiatives discussed above with respect to the debt and mortgage-backed securities issued by Fannie Mae and Freddie Mac will be successful.

Zero Coupon Bonds. Zero coupon bonds are debt obligations which do not require the periodic payment of interest and are issued at a significant discount from face value. The discount approximates the total amount of interest the bonds will accrue and compound over the period until maturity at a rate of interest reflecting the market rate of the security at the time of issuance. The Fund is required to accrue income from zero coupon bonds on a current basis, even though it does not receive that income currently in cash, and the Fund is required to distribute that income for each taxable year. Thus, the Fund may have to sell other investments to obtain cash needed to make income distributions.

Inflation-Indexed (or Inflation-Linked) Bonds. Inflation-indexed bonds are fixed income securities the principal value of which is periodically adjusted according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the CPI accruals as part of a semiannual coupon.

Inflation-indexed securities issued by the U.S. Treasury have maturities of five, ten or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury inflation-indexed securities pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount. If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Fund may also invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.

While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

The periodic adjustment of U.S. inflation-indexed bonds is tied to the Consumer Price Index for Urban Consumers) (“CPI-U”), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. There can be no assurance that the CPI-U will accurately measure the real rate of inflation in the prices of goods and services.

Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

Credit Derivatives. The Fund may invest in credit default swaps, total return swaps or credit options. In a credit default swap, the buyer of credit protection (or seller of credit risk) agrees to pay the counterparty a fixed, periodic premium for a specified term. In return, the counterparty agrees to pay a contingent payment to the buyer in the event of an agreed upon credit occurrence with respect to a particular reference entity. In a total return swap, the buyer receives a periodic return equal to the total economic return of a specified security, securities or index, for a specified period of time. In return, the buyer pays the counterparty a variable stream of payments, typically based upon short term interest rates, possibly plus or minus an agreed upon spread. Credit options are options whereby the purchaser has the right, but not the obligation, to enter into a transaction involving either an asset with inherent credit risk or a credit derivative, at terms specified at the initiation of the option. Transactions in derivative instruments involve a risk of loss or depreciation due to: unanticipated adverse changes in securities prices, interest rates, indices, the other financial instruments’ prices or currency exchange rates; the inability to close out a position; default by the counterparty; imperfect correlation between a position and the desired hedge; tax constraints on closing out positions; and portfolio management constraints on securities subject to such transactions. Derivative instruments may sometimes increase or leverage exposure to a particular market risk, thereby increasing price volatility. The counterparties to many derivatives transactions are investment banks (or, if recently restructured, formerly categorized as investment banks), an industry that has recently experienced higher than normal bankruptcies. The risk of counterparty default increases in the event such counterparties undergo bankruptcy or are otherwise part of an industry affected by increased bankruptcy activity.

Redemption, Demand and Put Features and Put Options. Issuers of municipal obligations reserve the right to call (redeem) the bond. If an issuer redeems securities held by the Fund during a time of declining interest rates, the Fund may not be able to reinvest the proceeds in securities providing the same investment return as the securities redeemed. Also, some bonds may have “put” or “demand” features that allow early redemption by the bondholder. Longer term fixed-rate bonds may give the holder a right to request redemption at certain times (often annually after the lapse of an intermediate term). These bonds are more defensive than conventional long term bonds (protecting to some degree against a rise in interest rates) while providing greater opportunity than comparable intermediate term bonds, because the Fund may retain the bond if interest rates decline.

Variable Rate Obligations. The Fund may purchase variable rate obligations. Variable rate instruments provide for adjustments in the interest rate at specified intervals (weekly, monthly, semiannually, etc.). based on market conditions and the investor may enjoy the right to “put” the security back to the issuer or his agent. Variable rate obligations normally provide that the holder can demand payment of the obligation on short notice at par with accrued interest and which are frequently secured by letters of credit or other support arrangements provided by banks. To the extent that such letters of credit or other arrangements constitute an unconditional guarantee of the issuer’s obligations, a bank may be treated as the issuer of a security for the purposes of complying with the diversification requirements set forth in Section 5(b) of the 1940 Act and Rule 5b-2 thereunder. The Fund would anticipate using these bonds as cash equivalents pending longer term investment of its funds.

Interest Rate Swaps and Forward Rate Contracts. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of fixed rate payments for floating rate payments. The Fund will only enter into interest rate swaps on a net basis, i.e., the two payment streams are netted out with the Fund receiving or paying, as the case may be, only the net amount of the two payments. The Fund may also enter forward rate contracts. Under these contracts, the buyer locks in an interest rate at a future settlement date. If the interest rate on the settlement date exceeds the lock rate, the buyer pays the seller the difference between the two rates. If the lock rate exceeds the interest rate on the settlement date, the seller pays the buyer the difference between the two rates. Any such gain received by the Fund would be taxable.

If the other party to an interest rate swap or forward rate contract defaults, the Fund’s risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive. The net amount of the excess, if any, of the Fund’s obligations over its entitlements will be maintained in a segregated account by the Fund’s custodian. The Fund will not enter into any interest rate swap or forward rate contract unless the claims-paying ability of the other party thereto is considered to be investment grade by the investment adviser. If there is a default by the other party to such a transaction, the Fund will have contractual remedies pursuant to the agreements related to the transaction. These instruments are traded in the over-the-counter market.

lliquid Obligations. At times, a substantial portion of the Fund’s assets may be invested in securities as to which the Fund, by itself or together with other accounts managed by the investment adviser and its affiliates, holds a major portion or all of such securities. Under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the Fund could find it more difficult to sell such securities when the investment adviser believes it advisable to do so or may be able to sell such securities only at prices lower than if such securities were more widely held. Under such circumstances, it may also be more difficult to determine the fair value of such securities for purposes of computing the Fund’s net asset value. Illiquid securities may also include those legally restricted as to resale, and securities eligible for resale pursuant to Rule 144A thereunder. Rule 144A securities may be treated as liquid securities if the investment adviser determines that such treatment is warranted. Even if determined to be liquid, holdings of these securities may increase the level of Fund illiquidity if eligible buyers become uninterested in purchasing them.

The secondary market for some municipal obligations issued within a state (including issues which are privately placed with the Fund) is less liquid than that for taxable debt obligations or other more widely traded municipal obligations. The Fund will not own illiquid securities if more than 15% of its net assets would be invested in securities that are not readily marketable. No established resale market exists for certain of the municipal obligations in which the Fund may invest. The market for obligations rated below investment grade is also likely to be less liquid than the market for higher rated obligations. As a result, the Fund may be unable to dispose of these municipal obligations at times when it would otherwise wish to do so at the prices at which they are valued.

Futures Contracts and Options on Futures Contracts. A change in the level of interest rates may affect the value of the securities held by the Fund (or of securities that the Fund expects to purchase). To hedge against changes in rates or as a substitute for the purchase of securities, the Fund may enter into (i) futures contracts for the purchase or sale of debt securities and (ii) futures contracts on securities indices. All futures contracts entered into by the Fund are traded on exchanges or boards of trade that are licensed and regulated by the CFTC and must be executed through a futures commission merchant or brokerage firm which is a member of the relevant exchange. The Fund may purchase and write call and put options on futures contracts which are traded on a United States exchange or board of trade. The Fund will be required, in connection with transactions in futures contracts and the writing of options on futures, to make margin deposits, which will be held by the futures commission merchant through whom the Fund engages in such futures and options transactions.

Some futures contracts and options thereon may become illiquid under adverse market conditions. In addition, during periods of market volatility, a commodity exchange may suspend or limit transactions in an exchange-traded instrument, which may make the instrument temporarily illiquid and difficult to price. Commodity exchanges may also establish daily limits on the amount that the price of a futures contract or futures option can vary from the previous day’s settlement price. Once the daily limit is reached, no trades may be made that day at a price beyond the limit. This may prevent the Fund from closing out positions and limiting its losses.

The Fund will engage in futures and related options transactions for either hedging or non-hedging purposes. The Fund will determine that the price fluctuations in the futures contracts and options on futures used for hedging purposes are substantially related to price fluctuations in securities held by the Fund or which it expects to purchase. The Fund will engage in transactions in futures and related options contracts only to the extent such transactions are consistent with the requirements of the Code, for maintaining qualification of the Fund as a regulated investment company for federal income tax purposes. The Fund has claimed an exclusion from the definition of a Commodity Pool Operator (“CPO”) under the Commodity Exchange Act and therefore are not subject to registration or regulation as a CPO.

Warrants. The Fund may from time to time invest a portion of its assets in warrants. Warrants are an option to purchase fixed income securities at a specific price valid for specific period of time. They do not represent ownership of the securities, but only the right to buy them. The prices of warrants do not necessarily move parallel to the prices of the underlying securities. Warrants may become valueless if not sold or exercised prior to their expiration.

Warrants have no voting rights, pay no dividends and have no rights with respect to the assets of the entity issuing them. (Canadian special warrants issued in private placements prior to a public offering are not considered warrants for purposes of a Fund’s investment restrictions.

Asset Coverage. To the extent required by SEC guidelines, the Fund will only engage in transactions that expose it to an obligation to another party if it owns either (1) an offsetting (“covered”) position for the same type of financial asset, or (2) cash or liquid securities, segregated with its custodian, with a value sufficient at all times to cover its potential obligations not covered as provided in (1). Assets used as cover or segregated with the custodian cannot be sold while the position(s) requiring cover is open unless replaced with other appropriate assets. As a result, if a large portion of assets is segregated or committed as cover, it could impede portfolio management or the ability to meet redemption requests or other current obligations.

Repurchase Agreements. The Fund may enter into repurchase agreements (the purchase of a security coupled with an agreement to resell at a specified date and price) with respect to its permitted investments. In the event of the bankruptcy of the counterparty to a repurchase agreement, recovery of cash may be delayed. To the extent that, in the meantime, the value of the purchased securities may have decreased, a loss could result. Repurchase agreements which mature in more than seven days will be treated as illiquid. The terms of a repurchase agreement will provide that the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the agreement, and will be marked to market daily.

Short Sales. The Fund may sell individual securities short if it owns at least an equal amount of the security sold short or has at the time of sale a right to obtain securities equivalent in kind and amount to the securities sold and provided that, if such right is conditional, the sale is made upon the same conditions (a covered short sale). The Fund may sell short securities representing an index or basket of securities whose constituents the Fund holds in whole or in part. A short sale of an index or basket of securities will be a covered short sale if the underlying index or basket of securities is the same or substantially identical to securities held by the Fund. The Fund may sell a security short if it owns at least an equal amount of the security sold short or another security convertible or exchangeable for an equal amount of the security sold short without payment of further compensation (a short sale against-the-box).

The seller of a short position generally realizes a profit on the transaction if the price it receives on the short sale exceeds the cost of closing out the position by purchasing securities in the market, but generally realizes a loss if the cost of closing out the short position exceeds the proceeds of the short sale. The exposure to loss on covered short sales (to the extent the value of the security sold short rises instead of falls) is offset by the increase in the value of the underlying security or securities retained. The profit or loss on a covered short sale is also affected by the borrowing cost of any securities borrowed in connection with the short sale (which will vary with market conditions) and use of the proceeds of the short sale. The Fund expects normally to close its short sales against-the-box by delivering newly-acquired stock.

Exposure to loss on an index or a basket of securities sold short will not be offset by gains on other securities holdings to the extent that the constituent securities of the index or a basket of securities sold short are not held by the Fund. Such losses may be substantial.

ReFlow Liquidity Program. The Fund may participate in the ReFlow liquidity program, which is designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares. Pursuant to the program, ReFlow Fund, LLC ("ReFlow") provides participating mutual funds with a source of cash to meet net shareholder redemptions by standing ready each business day to purchase fund shares up to the value of the net shares redeemed by other shareholders that are to settle the next business day. Following purchases of fund shares, ReFlow then generally redeems those shares when the fund experiences net sales, at the end of a maximum holding period determined by ReFlow (currently 28 days) or at other times at ReFlow’s discretion. While ReFlow holds fund shares, it will have the same rights and privileges with respect to those shares as any other shareholder. For use of the ReFlow service, a fund pays a fee to ReFlow each time it purchases fund shares, calculated by applying to the purchase amount a fee rate determined through an automated daily auction among participating mutual funds. The current minimum fee rate is 0.15% of the value of the fund shares purchased by ReFlow although the fund may submit a bid at a higher fee rate if it determines that doing so is in the best interest of fund shareholders. Such fee is allocated among a fund’s share classes based on relative net assets. ReFlow’s purchases of fund shares through the liquidity program are made on an investment-blind basis without regard to the fund’s objective, policies or anticipated performance. ReFlow will purchase Class I shares at net asset value and will not be subject to any sales charge, investment minimum or redemption fee applicable to such shares. Investments in the Fund by ReFlow in connection with the ReFlow liquidity program are not subject to the round trip limitation described in "Restrictions on Excessive Trading and Market Timing" under "Purchasing Shares" in the prospectus. In accordance with federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of the fund. The investment adviser believes that the program assists in stabilizing the Fund’s net assets to the benefit of the Fund and its shareholders. To the extent the Fund’s net assets do not decline, the investment adviser may also benefit.

Securities Lending. As described in the prospectus, a Fund (as applicable) may seek to earn income by lending portfolio securities to broker-dealers and other institutional investors. All securities loans will be collateralized on a continuous basis by cash or U.S. government securities having a value, marked to market daily, of at least 100% of the market value of the loaned securities. A Fund may receive loan fees in connection with loans of securities for which there is special demand.

Securities loans may result in delays in recovering, or a failure of the borrower to return, the loaned securities. The defaulting borrower ordinarily would be liable to a Fund for any losses resulting from such delays or failures, and the collateral provided in connection with the loan normally would also be available for that purpose. Securities loans normally may be terminated by either a Fund or the borrower at any time. Upon termination and return of the loaned securities, a Fund would be required to return the related collateral to the borrower and, if this collateral has been reinvested, it may be required to liquidate portfolio securities in order to do so. To the extent that such securities have decreased in value, this may result in a portfolio realizing a loss at a time when it would not otherwise do so. A Fund also may incur losses if it is unable to reinvest cash collateral at rates higher than applicable rebate rates paid to borrowers and related administrative costs.

A Fund will receive amounts equivalent to any interest or other distributions paid on securities while they are on loan, and will not be entitled to exercise voting or other beneficial rights on loaned securities. A Fund will exercise its right to terminate loans and thereby regain these rights whenever the investment adviser considers it to be in the Fund’s interest to do so, taking into account the related loss of reinvestment income and other factors.

Cash collateral received by a Fund in respect of loaned securities is invested in Eaton Vance Cash Collateral Fund, LLC (“Cash Collateral Fund”). The investment objective of Cash Collateral Fund is to provide as high a rate of income as may be consistent with preservation of capital and maintenance of liquidity. While not a registered money market mutual fund, Cash Collateral Fund conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940. Cash Collateral Fund invests in high quality, U.S. dollar-denominated money market instruments of domestic and foreign issuers, including U.S. Government securities and prime commercial paper. When appropriate, Cash Collateral Fund may also invest in other high-grade, short-term obligations including certificates of deposit, bankers’ acceptances and other short-term securities issued by domestic or foreign banks or their subsidiaries or branches. Cash Collateral Fund may purchase securities on a when-issued basis and for future delivery by means of “forward commitments.” Cash Collateral Fund may enter into repurchase agreements. Cash Collateral Fund may invest without limit in U.S. dollar-denominated obligations of foreign issuers, including foreign banks. Cash Collateral Fund does not limit the amount of its assets that can be invested in one type of instrument or in any foreign country. Information about the portfolio holdings of Cash Collateral Fund is available on request.

Consistent with its investment objective, Cash Collateral Fund attempts to maximize yields by portfolio trading and by buying and selling portfolio investments in anticipation of or in response to changing economic and money market conditions and trends. Cash Collateral Fund also may invest to take advantage of what Eaton Vance Management (“Eaton Vance”) believes to be temporary disparities in yields of different segments of the money market or among particular instruments within the same segment of the market.

As compensation for its services as manager, Eaton Vance is paid a fee at a rate of 0.08% annually of the average daily net assets of Cash Collateral Fund. Eaton Vance pays all of Cash Collateral Fund’s custody, audit and other ordinary operating expenses, excluding extraordinary, non-recurring items such as expenses incurred in connection with litigation, proceedings, claims and reorganization expenses. Payments to Eaton Vance for managing Cash Collateral Fund are in addition to the investment advisory fee paid by a Fund.

Cash Equivalents. The Fund may invest in cash equivalents to invest daily cash balances or for temporary defenisve purposes. Cash equivalents are highly liquid, short-term securities such as commercial paper, time deposits, certificates of deposit, short-term notes and short-term U.S. Government obligations and may include an ^affiliated money market fund which invests in such short-term securities.

Portfolio Turnover. The Fund cannot accurately predict its portfolio turnover rate, but the annual turnover rate may exceed 100% (excluding turnover of securities having a maturity of one year or less). A high turnover rate (100% or more) necessarily involves greater expenses to the Fund.

Diversified Status. The Fund is a “diversified” investment company under the 1940 Act. This means that with respect to 75% of its total assets: (1) it may not invest more than 5% of its total assets in the securities of any one issuer (except obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities); and (2) it may not own more than 10% of the outstanding voting securities of any one issuer (which generally is inapplicable because debt obligations are not voting securities). With respect to no more than 25% of its total assets, investments are not subject to the foregoing restrictions.

INVESTMENT RESTRICTIONS

The following investment restrictions of the Fund are designated as fundamental policies and as such cannot be changed without the approval of the holders of a majority of the Fund’s outstanding voting securities, which as used in this SAI means the lesser of: (a) 67% of the shares of the Fund present or represented by proxy at a meeting if the holders of more than 50% of the outstanding shares are present or represented at the meeting; or (b) more than 50% of the outstanding shares of the Fund. Accordingly, the Fund may not:

(1)	Borrow money or issue senior securities except as permitted by the 1940 Act;
(2)	Purchase securities on margin (but the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities). The deposit or payment by the Fund of initial or maintenance margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin;
(3)	Underwrite or participate in the marketing of securities of others, except insofar as it may technically be deemed to be an underwriter in selling a portfolio security under circumstances which may require the registration of the same under the 1933 Act;
(4)	Purchase or sell real estate (including limited partnership interests in real estate but excluding readily marketable interests in real estate investment trusts or readily marketable securities of companies which invest or deal in real estate or securities which are secured by real estate); or
(5)	Make loans to any person except by (a) the acquisition of debt instruments and making portfolio investments, (b) entering into repurchase agreements and (c) lending portfolio securities.

In addition, the Fund has adopted the following fundamental policy: The Fund may purchase and sell commodities and commodities contracts of all types and kinds (including without limitation futures contracts, options on futures contracts and other commodities-related investments) to the extent permitted by law.

In connection with Restriction (1) above, the 1940 Act currently permits investment companies to borrow money so long as there is 300% asset coverage of the borrowing (i.e., borrowings do not exceed one-third of the investment company’s total assets after subtracting liabilities other than the borrowings). The Fund will not borrow more than 5% of its total assets except to satisfy redemption requests or for other temporary purposes. The Fund may not purchase additional investment securities while outstanding borrowings exceed 5% of the value of its

Notwithstanding ^its investment policies and restrictions, ^the Fund may in compliance with the requirements of the 1940 Act invest (i) all of its investable assets in an open-end management investment company with substantially the same investment objective(s), policies and restrictions as the Fund; or (ii) in more than one open-end management investment company sponsored by Eaton Vance or its affiliates, provided any such company has investment objective(s), policies and restrictions that are consistent with those of the Fund.

The following nonfundamental investment policies have been adopted by the Fund. A nonfundamental investment policy may be changed by the Trustees with respect to the Fund without approval by the Fund’s shareholders. The Fund will not:

  make short sales of securities or maintain a short position, unless at all times when a short position is open (i) it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short or (ii) it holds in a segregated account cash or other liquid securities (to the extent required under the 1940 Act) in an amount equal to the current market value of the securities sold short, and unless not more than 25% of its net assets (taken at current value) is held as collateral for such sales at any one time; or
  invest more than 15% of net assets in investments which are not readily marketable, including restricted securities and repurchase agreements maturing in more than seven days. Restricted securities for the purposes of this limitation do not include securities eligible for resale pursuant to Rule 144A under the 1933 Act and commercial paper issued pursuant to Section 4(2) of said Act that the Board of Trustees, or its delegate, determines to be liquid. Any such determination by a delegate will be made pursuant to procedures adopted by the Board. When investing in Rule 144A securities, the level of portfolio illiquidity may be increased to the extent that eligible buyers become uninterested in purchasing such securities.

The Fund will not invest 25% or more of its total assets in any one industry. For purposes of the foregoing policy, securities of the U.S. Government, its agencies, or instrumentalities are not considered to represent industries. Municipal obligations backed by the credit of a governmental entity are also not considered to represent industries. However, municipal obligations backed only by the assets and revenues of non-governmental users may for this purpose be deemed to be issued by such non-governmental users. The foregoing 25% limitation would apply to these issuers.

For purposes of the Fund’s investment restrictions and diversification status, the determination of the “issuer” of any obligation will be made by the Fund’s investment adviser on the basis of the characteristics of the obligation and other relevant factors, the most significant of which is the source of funds committed to meeting interest and principal payments of such obligations.

Whenever an investment policy or investment restriction set forth in the prospectus or this SAI states a maximum percentage of assets that may be invested in any security or other asset, or describes a policy regarding quality standards, such percentage limitation or standard shall be determined immediately after and as a result of the acquisition by the Fund of such security or asset. Accordingly, any later increase or decrease resulting from a change in values, assets or other circumstances or any subsequent rating change made by a rating service (or as determined by the investment adviser if the security is not rated by a rating agency), will not compel the Fund to dispose of such security or other asset. However, the Fund must always be in compliance with the borrowing policy and limitation on investing in illiquid securities set forth above. If a sale of securities is required to comply with the 15% limit on illiquid securities, such sales will be made in an orderly manner with consideration of the best interests of shareholders.

MANAGEMENT AND ORGANIZATION

Fund Management. The Trustees of the Trust are responsible for the overall management and supervision of the affairs of the Trust. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the ^Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used in this SAI, “BMR" refers to Boston Management and Research, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc^., “EVD” refers to Eaton Vance Distributors, Inc. and “Eaton Vance” refers to Eaton Vance Management (see ^“Principal Underwriter^” under ^“Other Service Providers^”). EVC and EV are the corporate parent and trustee, respectively, of Eaton Vance and BMR. ^ Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with Eaton Vance listed below.

Number of Portfolios in Fund Complex Overseen By Trustee(1)

Name and Date of Birth	Trust Position(s)	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years		Other Directorships Held

Interested Trustee

THOMAS E. FAUST JR.	Trustee	Since 2007	Chairman, Chief Executive Officer and President of EVC, Director and	178	Director of EVC
5/31/58			President of EV, Chief Executive Officer and President of Eaton Vance
and BMR, and Director of EVD. Trustee and/or officer of ^178 registered investment companies and 4 private investment
companies managed by Eaton Vance or BMR. Mr. Faust is an
interested person because of his positions with BMR, Eaton Vance,
EVC, EVD and EV, which are affiliates of the Trust.

Noninterested Trustees

BENJAMIN C. ESTY	Trustee	Since 2005	Roy and Elizabeth Simmons Professor of Business Administration and	178	None
1/2/63			Finance Unit Head, Harvard University Graduate School of Business
Administration.

ALLEN R. FREEDMAN	Trustee	Since 2007	Former Chairman (2002-2004) and a Director (1983-2004) of	178	Director of Assurant, Inc.
4/3/40			Systems & Computer Technology Corp. (provider of software to higher		(insurance provider), and
			education). Formerly, a Director of Loring Ward International (fund		Stonemor Partners L.P. (owner
			distributor) (2005-2007). Formerly, Chairman and a Director of		and operator of cemeteries)
Indus International, Inc. (provider of enterprise management software to the power generating industry) (2005-2007).

WILLIAM H. PARK	Trustee	Since 2003	Vice Chairman, Commercial Industrial Finance Corp. (specialty	^178^	None
9/19/47			finance company) (since 2006). Formerly, President and Chief
Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005).

RONALD A. PEARLMAN	Trustee	Since 2003	Professor of Law, Georgetown University Law Center.	178^	None
7/10/40

HELEN FRAME PETERS	Trustee	Since 2008	Professor of Finance, Carroll School of Management, Boston College.	178	Director of BJ’s Wholesale Club,
3/22/48			Adjunct Professor of Finance, Peking University, Beijing, China (since		Inc. (wholesale club retailer)
2005).

HEIDI L. STEIGER	Trustee	Since 2007	Managing Partner, Topridge Associates LLC (global wealth	178	Director of Nuclear Electric
7/8/53			management firm) (since 2008); Senior Adviser (since 2008),		Insurance Ltd. (nuclear insurance
			President (2005-2008), Lowenhaupt Global Advisors, LLC (global		provider), Aviva USA (insurance
			wealth management firm). Formerly, President and Contributing		provider) and CIFG (family of
			Editor, Worth Magazine (2004-2005). Formerly, Executive Vice		financial guaranty companies)
			President and Global Head of Private Asset Management (and various		and Advisory Director of
			other positions), Neuberger Berman (investment firm) (1986-2004).		Berkshire Capital Securities LLC
(private investment banking firm)

LYNN A. STOUT	Trustee	Since 1998	Paul Hastings Professor of Corporate and Securities Law (since 2006)	^178^	None
9/14/57			and Professor of Law (2001-2006), University of California at Los
Angeles School of Law.

RALPH F. VERNI	Chairman of	Trustee since	Consultant and private investor.	178^	None
1/26/43	the Board and	2005 and
	Trustee	Chairman of
the Board
since 2007

(1)	Includes both master and feeder funds in a master-feeder structure.

Principal Officers who are not Trustees
Term of Office and
Name and Date of Birth	Trust Position(s)	Length of Service	Principal Occupation(s) During Past Five Years

CYNTHIA J. CLEMSON	President	Since 2005	Vice President of Eaton Vance and BMR. Officer of ^94 registered investment companies
3/2/63			managed by Eaton Vance or BMR.

WILLIAM H. AHERN, JR.	Vice President	Since 2004	Vice President of Eaton Vance and BMR.	Officer of ^78 registered investment companies
7/28/59			managed by Eaton Vance or BMR.

CRAIG R. BRANDON	Vice President	Since 2004	Vice President of Eaton Vance and BMR.	Officer of ^46 registered investment companies
12/21/66			managed by Eaton Vance or BMR.

JAMES H. EVANS	Vice President	Since 2008	Vice President of Eaton Vance and BMR since December 2008. Formerly, Senior Vice President
11/18/59			and Senior Portfolio Manager, Tax-Exempt Fixed Income at M.D. Sass (1990 - 2008). Officer of
^6 registered investment companies managed by Eaton Vance or BMR.

ROBERT B. MACINTOSH	Vice President	Since 1993	Vice President of Eaton Vance and BMR.	Officer of ^93 registered investment companies
1/22/57			managed by Eaton Vance or BMR.

THOMAS M. METZOLD	Vice President	Since 2004	Vice President of Eaton Vance and BMR.	Officer of ^47 registered investment companies
8/3/58			managed by Eaton Vance or BMR.

ADAM A. WEIGOLD	Vice President	Since 2007	Vice President of Eaton Vance and BMR.	Officer of ^71 registered investment companies
3/22/75			managed by Eaton Vance or BMR.

BARBARA E. CAMPBELL	Treasurer	Since 2005	Vice President of Eaton Vance and BMR.	Officer of 178 registered investment companies
6/19/57			managed by Eaton Vance or BMR.

MAUREEN A. GEMMA	Secretary and Chief Legal	Secretary since 2007 and	Vice President of Eaton Vance and BMR. Officer of 178 registered investment companies
5/24/60	Officer	Chief Legal Officer since	managed by Eaton Vance or BMR.
2008

PAUL M. O’NEIL	Chief Compliance Officer	Since 2004	Vice President of Eaton Vance and BMR.	Officer of ^178 registered investment companies
7/11/53			managed by Eaton Vance or BMR.

The Board of Trustees of the Trust have several standing Committees, including the Governance Committee, the Audit Committee, the Portfolio Management Committee, the Compliance Reports and Regulatory Matters Committee and the Contract Review ^Committee^. Each of the Committees are comprised of only noninterested Trustees.

Mmes. Stout (Chair), Peters and Steiger, and Messrs. Esty, Freedman, Park, Pearlman and Verni are members of the Governance Committee. The purpose of the Governance Committee is to consider, evaluate and make recommendations to the Board of Trustees with respect to the structure, membership and operation of the Board of Trustees and the Committees thereof, including the nomination and selection of noninterested Trustees and a Chairperson of the Board of Trustees and the compensation of such persons. ^

The Governance Committee will, when a vacancy exists or is anticipated, consider any nominee for noninterested Trustee recommended by a shareholder if such recommendation is submitted in writing to the Governance Committee, contains sufficient background information concerning the candidate, including evidence the candidate is willing to serve as a noninterested Trustee if selected for the position, and is received in a sufficiently timely manner.

Messrs. Park (Chair) and Verni, and Mmes. Steiger and Stout are members of the Audit Committee. The Board of Trustees has designated Mr. Park, a noninterested Trustee, as audit committee financial expert. The Audit Committee’s purposes are to (i) oversee the Fund’s accounting and financial reporting processes, its internal control over financial reporting, and, as appropriate, the internal control over financial reporting of certain service providers; (ii) oversee or, as appropriate, assist Board oversight of the quality and integrity of the Fund’s financial statements and the independent audit thereof; (iii) oversee, or, as appropriate, assist Board oversight of, the Fund’s compliance with legal and regulatory requirements that relate to the Fund’s accounting and financial reporting, internal control over financial reporting and independent audits; (iv) approve prior to appointment the engagement and, when appropriate, replacement of the independent registered public accounting firm, and, if applicable, nominate the independent registered public accounting firm to be proposed for shareholder ratification in any proxy statement of the Fund; (v) evaluate the qualifications, independence and performance of the independent registered public accounting firm and the audit partner in charge of leading the audit; and (vi) prepare, as necessary, audit committee reports consistent with the requirements of applicable SEC and stock exchange rules for inclusion in the proxy statement of the Fund. ^

Messrs. Verni (Chair), Esty, Freedman, Park and Pearlman, and Ms. Peters are currently members of the Contract Review Committee. The purposes of the Contract Review Committee are to consider, evaluate and make recommendations to the Board of Trustees concerning the following matters: (i) contractual arrangements with each service provider to the Fund, including advisory, sub-advisory, transfer agency, custodial and fund accounting, distribution services and administrative services; (ii) any and all other matters in which any service provider (including Eaton Vance or any affiliated entity thereof) has an actual or potential conflict of interest with the interests of the Fund or investors therein; and (iii) any other matter appropriate for review by the noninterested Trustees, unless the matter is within the responsibilities of the other Committees of the Board of Trustees.

 ^ Messrs. Esty (Chair) and Freedman, and Ms. Peters are currently members of the Portfolio Management Committee. The purposes of the Portfolio Management Committee are to: (i) assist the Board of Trustees in its oversight of the portfolio management process employed by the Fund and its investment adviser and sub-adviser(s), if applicable, relative to the Fund’s stated objective(s), strategies and restrictions; (ii) assist the Board of Trustees in its oversight of the trading policies and procedures and risk management techniques applicable to the Fund; and (iii) assist the Board of Trustees in its monitoring of the performance results of all Funds, giving special attention to the performance of certain Funds that it or the Board of Trustees identifies from time to time.

^ Mr. Pearlman (Chair) and Mmes. Steiger and Stout are currently members of the Compliance Reports and Regulatory Matters Committee. The purposes of the Compliance Reports and Regulatory Matters Committee are to: (i) assist the Board of Trustees in its oversight role with respect to compliance issues and certain other regulatory matters affecting the Fund; (ii) serve as a liaison between the Board of Trustees and the Fund’s Chief Compliance Officer (the “CCO”); and (iii) serve as a “qualified legal compliance committee” within the rules promulgated by the SEC. ^

^

Share Ownership. The following table shows the dollar range of equity securities beneficially owned by each Trustee in all Eaton Vance Funds overseen by the Trustee as of December 31, 2009. None of the Trustees owned shares of the Fund as of December 31, 2008 since the Fund had not commenced operations. Interests in the Portfolio cannot be purchased by a Trustee.

Aggregate Dollar Range of Equity
Securities Owned in All Registered
Funds Overseen by Trustee in the
Name of Trustee	Eaton Vance Fund Complex
Interested Trustee
Thomas E. Faust Jr.	over $100,000
Noninterested Trustees
Benjamin C. Esty	over $100,000
Allen R. Freedman	over $100,000
William H. Park	over $100,000*
Ronald A. Pearlman	over $100,000
Helen Frame Peters	over $100,000
Heidi L. Steiger	over $100,000
Lynn A. Stout	over $100,000*
Ralph F. Verni	over $100,000*

* Includes shares which may be deemed to be beneficially owned through the Trustee Deferred Compensation Plan.

As of December 31, ^2009, no noninterested Trustee or any of their immediate family members owned beneficially or of record any class of securities of EVC, EVD or any person controlling, controlled by or under common control with EVC or EVD.

During the calendar years ended December 31, 2008 and December 31, ^2009, no noninterested Trustee (or their immediate family members) had:

(1)	Any direct or indirect interest in Eaton Vance, EVC, EVD or any person controlling, controlled by or under common control with EVC or EVD;
(2)	Any direct or indirect material interest in any transaction or series of similar transactions with (i) the Trust or any Fund; (ii) another fund managed by EVC, distributed by EVD or a person controlling, controlled by or under common control with EVC or EVD; (iii) EVC or EVD; (iv) a person controlling, controlled by or under common control with EVC or EVD; or (v) an officer of any of the above; or
(3)	Any direct or indirect relationship with (i) the Trust or any Fund; (ii) another fund managed by EVC, distributed by EVD or a person controlling, controlled by or under common control with EVC or EVD; (iii) EVC or EVD; (iv) a person controlling, controlled by or under common control with EVC or EVD; or (v) an officer of any of the above.

During the calendar years ended December 31, 2008 and December 31,^ 2009, no officer of EVC, EVD or any person controlling, controlled by or under common control with EVC or EVD served on the Board of Directors of a company where a noninterested Trustee of the Trust or any of their immediate family members served as an officer.

Trustees of the Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of a Trustees Deferred Compensation Plan (the “Trustees’ Plan”). Under the Trustees’ Plan, an eligible Trustee may elect to have his or her deferred fees invested by the Fund in the shares of one or more funds in the Eaton Vance Family of Funds, and the amount paid to the Trustees under the Trustees’ Plan will be determined based upon the performance of such investments. Deferral of Trustees’ fees in accordance with the Trustees’ Plan will have a negligible effect on the assets, liabilities, and net income per share of the Fund, and will not obligate the Fund to retain the services of any Trustee or obligate the Fund to pay any particular level of compensation to the Trustee. The Trust does not have a retirement plan for Trustees.

The fees and expenses of the Trustees of the Trust are paid by the Fund (and other series of the Trust). (A Trustee of the Trust who is a member of the Eaton Vance organization receives no compensation from the Trust.) During the fiscal year ^ending January 31, 2011, it is estimated that the Trustees of the Trust ^will earn the following compensation in their capacities as Trustees from the Trust. For the year ended December 31, ^2009, the Trustees earned the following compensation in their capacities as Trustees of the funds in the Eaton Vance fund complex(1):

	Benjamin C.	Allen R.	William H.	Ronald A.	Helen Frame	Heidi L.	Lynn A.	Ralph F.
Source of Compensation	Esty	Freedman	Park	Pearlman	Peters(1)	Steiger	Stout	Verni

Trust(2)	$^4,008^	$^3,660^	$^4,008^	$^4,008^	$^3,250^	$^3,669^	$^4,008^	$^5,664^

Trust and Fund Complex(1)	$^230,000^	$^210,000^	$^230,000^	$^230,000^	$^183,750^	$^210,000^	$^230,000(^3)	^$^ 325,000^(^4)

^

(1) As of February 1, 2010, the Eaton Vance fund complex consists of 178 registered investment companies or series thereof.

(2) The Trust consisted of 7 Funds as of January 31, 2010.

^

(^3) Includes $45,000 of deferred compensation.

(^4) Includes $162,500 of deferred compensation.

Organization. The Fund is a series of the Trust, which was organized under Massachusetts law on October 23, 1993 and is operated as an open-end management investment company. The Trust may issue an unlimited number of shares of beneficial interest (no par value per share) in one or more series (such as the Fund). The Trustees of the Trust have divided the shares of the Fund into multiple classes. Each class represents an interest in the Fund, but is subject to different expenses, rights and privileges. The Trustees have the authority under the Declaration of Trust to create additional classes of shares with differing rights and privileges. When issued and outstanding, shares are fully paid and nonassessable by the Trust. Shareholders are entitled to one vote for each full share held. Fractional shares may be voted proportionately. Shares of the Fund will be voted together except that only shareholders of a particular class may vote on matters affecting only that class. Shares have no preemptive or conversion rights and are freely transferable. In the event of the liquidation of the Fund, shareholders of each class are entitled to share pro rata in the net assets attributable to that class available for distribution to shareholders.

As permitted by Massachusetts law, there will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees of the Trust holding office have been elected by shareholders. In such an event the Trustees then in office will call a shareholders’ meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the shareholders in accordance with the Trust’s By-laws, the Trustees shall continue to hold office and may appoint successor Trustees. The Trust’s By-laws provide that no person shall serve as a Trustee if shareholders holding two-thirds of the outstanding shares have removed him or her from that office either by a written declaration filed with the Trust’s custodian or by votes cast at a meeting called for that purpose. The By-laws further provide that under certain circumstances the shareholders may call a meeting to remove a Trustee and that the Trust is required to provide assistance in communication with shareholders about such a meeting.

The Trust’s Declaration of Trust may be amended by the Trustees when authorized by vote of a majority of the outstanding voting securities of the Trust, the financial interests of which are affected by the amendment. The Trustees may also amend the Declaration of Trust without the vote or consent of shareholders to change the name of the Trust or any series or to make such other changes (such as reclassifying series or classes of shares or restructuring the Trust) as do not have a materially adverse effect on the financial interests of shareholders or if they deem it necessary to conform it to applicable federal or state laws or regulations. The Trust’s Bylaws provide that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with any litigation or proceeding in which they may be involved because of their offices with the Trust. However, no indemnification will be provided to any Trustee or officer for any liability to the Trust or shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

The Trust or any series or class thereof may be terminated by: (1) the affirmative vote of the holders of not less than two-thirds of the shares outstanding and entitled to vote at any meeting of shareholders of the Trust or the appropriate series or class thereof, or by an instrument or instruments in writing without a meeting, consented to by the holders of two-thirds of the shares of the Trust or a series or class thereof, provided, however, that, if such termination is recommended by the Trustees, the vote of a majority of the outstanding voting securities of the Trust or a series or class thereof entitled to vote thereon shall be sufficient authorization; or (2) by means of an instrument in writing signed by a majority of the Trustees, to be followed by a written notice to shareholders stating that a majority of the Trustees has determined that the continuation of the Trust or a series or a class thereof is not in the best interest of the Trust, such series or class or of their respective shareholders.

Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. Numerous investment companies registered under the 1940 Act have been formed as Massachusetts business trusts, and management is not aware of an instance where such liability has been imposed. The Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the Trust’s By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. The Declaration of Trust also contains provisions limiting the liability of a series or class to that series or class. Moreover, the Trust’s By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. The assets of the Fund are readily marketable and will ordinarily substantially exceed its liabilities. In light of the nature of the Fund’s business and the nature of its assets, management believes that the possibility of the Fund’s liability exceeding its assets, and therefore the shareholder’s risk of personal liability, is remote.

Proxy Voting Policy. The Board of Trustees of the Trust has adopted a proxy voting policy and procedures (the “Fund Policy”), pursuant to which the Trustees have delegated proxy voting responsibility to the investment adviser and adopted the proxy voting policies and procedures of the investment adviser (the “Policies”). An independent proxy voting service has been retained to assist in the voting of Fund proxies through the provision of vote analysis, implementation and recordkeeping and disclosure services. The Trustees will review the Fund’s proxy voting records from time to time and will annually consider approving the Policies for the upcoming year. For a copy of the Fund Policy and Adviser Policies, see Appendix E and Appendix F, respectively. Information on how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling 1-800-262-1122, and (2) on the SEC’s website at http://www.sec.gov.

INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICES

Investment Advisory Services. The investment adviser manages the investments and affairs of the Fund and provides related office facilities and personnel subject to the supervision of the Trust’s Board of Trustees. The investment adviser furnishes investment research, advice and supervision, furnishes an investment program and determines what securities will be purchased, held or sold by the Fund and what portion, if any, of the Fund’s assets will be held uninvested. The Investment Advisory Agreement requires the investment adviser to pay the salaries and fees of all officers and Trustees of the Trust who are members of the investment adviser’s organization and all personnel of the investment adviser performing services relating to research and investment activities.

For a description of the compensation that the Fund pays the investment adviser, see the prospectus.

The Investment Advisory Agreement with the investment adviser continues in effect from year to year so long as such continuance is approved at least annually (i) by the vote of a majority of the noninterested Trustees of the Trust cast in person at a meeting specifically called for the purpose of voting on such approval and (ii) by the Board of Trustees of the Trust or by vote of a majority of the outstanding voting securities of the Fund. The Agreement may be terminated at any time without penalty on sixty (60) days’ written notice by the Board of Trustees of either party, or by vote of the majority of the outstanding voting securities of the Fund, and the Agreement will terminate automatically in the event of its assignment. The Agreement provides that the investment adviser may render services to others. The Agreement also provides that the investment adviser shall not be liable for any loss incurred in connection with the performance of its duties, or action taken or omitted under the Agreement, in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties thereunder, or for any losses sustained in the acquisition, holding or disposition of any security or other investment.

Information About Eaton Vance. Eaton Vance is a business trust organized under the laws of The Commonwealth of Massachusetts. EV serves as trustee of Eaton Vance. EV and Eaton Vance are wholly-owned subsidiaries of EVC, a Maryland corporation and publicly-held holding company. EVC through its subsidiaries and affiliates engages primarily in investment management, administration and marketing activities. The Directors of EVC are Thomas E. Faust Jr., Ann E. Berman, Leo I. Higdon, Jr., Dorothy E. Puhy, Duncan W. Richardson, Winthrop H. Smith, Jr. and Richard A. ^Spillane, Jr. All shares of the outstanding Voting Common Stock of EVC are deposited in a Voting Trust, the Voting Trustees of which are Mr. Faust, Jeffrey P. Beale, Cynthia J. Clemson, Maureen A. Gemma, Lisa Jones, Brian D. Langstraat, Michael R. Mach, Robert B. MacIntosh, Frederick S. Marius, Thomas M. Metzold, Scott H. Page, Mr. Richardson, Walter A. Row, III, G. West Saltonstall, Judith A. Saryan, David M. Stein, Payson F. Swaffield, Mark S. Venezia, Michael W. Weilheimer, Robert J. Whelan and Matthew J. Witkos (all of whom are officers of Eaton Vance or its affiliates). The Voting Trustees have unrestricted voting rights for the election of Directors of EVC. All of the outstanding voting trust receipts issued under said Voting Trust are owned by certain of the officers of Eaton Vance who are also officers, or officers and Directors of EVC and EV. As indicated under “Management and Organization,” all of the officers of the Trust (as well as Mr. Faust who is also a Trustee) hold positions in the Eaton Vance organization.

Code of Ethics. The investment adviser, principal underwriter, and the Fund have adopted Codes of Ethics governing personal securities transactions. Under the Codes, employees of the investment adviser and the principal underwriter may purchase and sell securities (including securities held or eligible for purchase by the Fund) subject to the provisions of the Codes and certain employees are also subject to pre-clearance, reporting requirements and other procedures.

Portfolio Manager. The portfolio manager of the Fund is James H. Evans. The portfolio manager may manage other investment companies and/or investment accounts in addition to the Fund. The following table shows, as of ^December 31, 2009, the number of accounts the portfolio manager managed in each of the listed categories and the total assets in the accounts managed within each category. The table also shows the number of accounts with respect to which the advisory fee is based on the performance of the account, if any, and the total assets in those accounts.

	Number of	Total Assets of	Number of Accounts	Total Assets of Accounts
^	All Accounts	All Accounts*	Paying a Performance Fee	Paying a Performance Fee*
Registered Investment Companies	^3	$^3,644.7	0	$0
Other Pooled Investment Vehicles	^0	$ ^0	0	$0
Other Accounts	^87	$7,^605.5	0	$0

*In millions of dollars. For registered investment companies, assets represent net assets of all open-end investment companies and gross assets of all closed-end investment companies.

Mr. Evans beneficially owned between $100,001 - $500,000 of the Eaton Vance Family of Funds as of December 31, 2009. He does not beneficially own shares of the Fund since the Fund has not commenced operations.

^It is possible that conflicts of interest may arise in connection with the portfolio manager’s management of the Fund’s investments on the one hand and the investments of other accounts for which the portfolio manager is responsible for on the other. For example, the portfolio manager may have conflicts of interest in allocating management time, resources and investment opportunities among the Fund and other accounts he advises. In addition due to differences in the investment strategies or restrictions between the Fund and the other accounts, the portfolio manager may take action with respect to another account that differs from the action taken with respect to the Fund. In some cases, another account managed by the portfolio manager may compensate the investment adviser based on the performance of the securities held by that account. The existence of such a performance based fee may create additional conflicts of interest for the portfolio manager in the allocation of management time, resources and investment opportunities. Whenever conflicts of interest arise, the portfolio manager will endeavor to exercise his discretion in a manner that he believes is equitable to all interested persons. The investment adviser has adopted several policies and procedures designed to address these potential conflicts including a code of ethics and policies that govern the investment adviser’s trading practices, including, among other things the aggregation and allocation of trades among clients, brokerage allocation, cross trades and best execution.

Compensation Structure for Eaton Vance. Compensation of the investment adviser’s portfolio managers and other investment professionals has three primary components: (1) a base salary, (2) an annual cash bonus, and (3) annual stock-based compensation consisting of options to purchase shares of EVC’s nonvoting common stock and restricted shares of EVC’s nonvoting common stock. The investment adviser’s investment professionals also receive certain retirement, insurance and other benefits that are broadly available to the investment adviser’s employees. Compensation of the investment adviser’s investment professionals is reviewed primarily on an annual basis. Cash bonuses, stock-based compensation awards, and adjustments in base salary are typically paid or put into effect at or shortly after the October 31st fiscal year end of EVC.

Method to Determine Compensation. The investment adviser compensates its portfolio managers based primarily on the scale and complexity of their portfolio responsibilities and the total return performance of managed funds and accounts versus the benchmark(s) stated in the prospectus, as well as an appropriate peer ^group (as desccribed below). In addition to rankings within peer groups of funds on the basis of absolute performance, consideration may also be given to relative risk-adjusted performance. Risk-adjusted performance measures include, but are not limited to, the Sharpe ^ratio. Performance is normally based on periods ending on the September 30th preceding fiscal year end. Fund performance is normally evaluated primarily versus peer groups of funds as determined by Lipper Inc. and/or Morningstar, Inc. When a fund’s peer group as determined by Lipper or Morningstar is deemed by the investment adviser’s management not to provide a fair comparison, performance may instead be evaluated primarily against a custom peer group. In evaluating the performance of a fund and its manager, primary emphasis is normally placed on three-year performance, with secondary consideration of performance over longer and shorter periods. For funds that are tax-managed or otherwise have an objective of after-tax returns, performance is measured net of taxes. For other funds, performance is evaluated on a pre-tax basis. For funds with an investment objective other than total return (such as current income), consideration will also be given to the fund’s success in achieving its objective. For managers responsible for multiple funds and accounts, investment performance is evaluated on an aggregate basis, based on averages or weighted averages among managed funds and accounts. Funds and accounts that have performance-based advisory fees are not accorded disproportionate weightings in measuring aggregate portfolio manager performance.

The compensation of portfolio managers with other job responsibilities (such as heading an investment group or providing analytical support to other portfolios) will include consideration of the scope of such responsibilities and the managers’ performance in meeting them.

The investment adviser seeks to compensate portfolio managers commensurate with their responsibilities and performance, and competitive with other firms within the investment management industry. The investment adviser participates in investment-industry compensation surveys and utilizes survey data as a factor in determining salary, bonus and stock-based compensation levels for portfolio managers and other investment professionals. Salaries, bonuses and stock-based compensation are also influenced by the operating performance of the investment adviser and its parent company. The overall annual cash bonus pool is based on a substantially fixed percentage of pre-bonus operating income. While the salaries of the investment adviser’s portfolio managers are comparatively fixed, cash bonuses and stock-based compensation may fluctuate significantly from year to year, based on changes in manager performance and other factors as described herein. For a high performing portfolio manager, cash bonuses and stock-based compensation may represent a substantial portion of total compensation.

Administrative Services. Eaton Vance also provides administrative services to the Fund. Under its Investment Advisory and Administrative Agreement, Eaton Vance has been engaged to administer the Fund’s affairs, subject to the supervision of the Trustees of the Trust, and shall furnish office space and all necessary office facilities, equipment and personnel for administering the affairs of the Fund.

Sub-Transfer Agency Services. Eaton Vance also serves as sub-transfer agent for the Fund. As sub-transfer agent, Eaton Vance performs the following services directly on behalf of the Fund: (1) provides call center services to financial intermediaries and shareholders; (2) answers written inquiries related to shareholder accounts (matters relating to portfolio management, distribution of shares and other management policy questions will be referred to the Fund); (3) furnishes an SAI to any shareholder who requests one in writing or by telephone from the Fund; and (4) processes transaction requests received via telephone. For the sub-transfer agency services it provides, Eaton Vance receives an aggregate annual fee equal to the lesser of $2.5 million or the actual expenses incurred by Eaton Vance in the performance of those services. This fee is paid to Eaton Vance by the Fund’s transfer agent from fees it receives from the Eaton Vance funds. The Fund will pay a pro rata share of such fee^.

Expenses. The Fund is responsible for all expenses not expressly stated to be payable by another party (such as expenses required to be paid pursuant to an agreement with the investment adviser and administrator or the principal underwriter). In the case of expenses incurred by the Trust, the Fund is responsible for its pro rata share of those expenses. The only expenses of the Fund allocated to a particular class are those incurred under the Distribution Plan applicable to that class (if any) and certain other class-specific expenses.

OTHER SERVICE PROVIDERS

Principal Underwriter. Eaton Vance Distributors, Inc. (“EVD^"), Two International Place, Boston, MA 02110 is the principal underwriter of the Fund. The principal underwriter acts as principal in selling shares under a Distribution Agreement with the Trust. The expenses of printing copies of prospectuses used to offer shares and other selling literature and of advertising are borne by the principal underwriter. The fees and expenses of qualifying and registering and maintaining qualifications and registrations of the Fund and its shares under federal and state securities laws are borne by the Fund. The Distribution Agreement ^is renewable annually by the Trust’s Board of Trustees (including a majority of the noninterested Trustees who have no direct or indirect financial interest in the operation of the Distribution ^Agreement or ^any applicable Distribution ^Plan), may be terminated on sixty days’ notice either by such Trustees or by vote of a majority of the outstanding ^Fund shares or on six months’ notice by the principal underwriter and is automatically terminated upon assignment. The ^principal underwriter distributes shares on a “best efforts” basis under which it is required to take and pay for only such shares as may be sold. EVD is a direct, wholly-owned subsidiary of EVC. ^Mr. Faust is a Director of EVD.^

Custodian. State Street Bank and Trust Company (“State Street“), 200 Clarendon Street, Boston, Massachusetts 02116, serves as custodian to the Fund. State Street has custody of all cash and securities of the Fund, maintains the general ledger of the Fund and computes the daily net asset value of shares of the Fund. In such capacity it attends to details in connection with the sale, exchange, substitution, transfer or other dealings with the Fund’s investments, receives and disburses all funds and performs various other ministerial duties upon receipt of proper instructions from the Trust. State Street provides services in connection with the preparation of shareholder reports and the electronic filing of such reports with the SEC. EVC and its affiliates and their officers and employees from time to time have transactions with various banks, including State Street. It is Eaton Vance’s opinion that the terms and conditions of such transactions were not and will not be influenced by existing or potential custodial or other relationships between the Fund and such banks.

Independent Registered Public Accounting Firm. Deloitte & Touche LLP, 200 Berkeley Street, Boston, MA 02116, is the independent registered public accounting firm of the Fund, providing audit and related ^services, assistance and consultation with respect to the preparation of filings with the SEC.

Transfer Agent. PNC Global Investment Servicing, P.O. Box 9653, Providence, RI 02940-9653, serves as transfer and dividend disbursing agent for the Fund.

CALCULATION OF NET ASSET VALUE

The net asset value of the Fund is computed by State Street (as agent and custodian for the Fund) by subtracting the liabilities of the Fund from the value of its total assets. The Fund will be closed for business and will not price its shares on the following business holidays and any other business day that the New York Stock Exchange (the "Exchange") is closed: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Inasmuch as the market for municipal obligations is a dealer market with no central trading location or continuous quotation system, it is not feasible to obtain last transaction prices for most municipal obligations held by the Fund, and such obligations, including those purchased on a when-issued basis, will normally be valued on the basis of valuations furnished by a pricing service. The pricing service uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities, various relationships between securities, and yield to maturity in determining value. Taxable obligations, if any, are normally valued on the basis of valuations furnished by a pricing service. Open futures positions on debt securities are valued at the most recent settlement prices, unless such price does not reflect the fair value of the contract, in which case the positions will be valued by or at the direction of the Trustees. Other assets are valued at fair value using methods determined in good faith by or at the direction of the Trustees considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

PURCHASING AND REDEEMING SHARES

Additional Information About Purchases. Fund shares are offered for sale only in states where they are registered. Fund shares are continuously offered through financial intermediaries which have entered into agreements with the principal underwriter. Shares of the Fund are sold at the offering price, which is the net asset value plus the initial sales charge, if any. The Fund receives the net asset value. The principal underwriter receives the sales charge, all or a portion of which may be reallowed to the financial intermediaries responsible for selling Fund shares. The sales charge table in the Prospectus is applicable to purchases of the Fund alone or in combination with purchases of certain other funds offered by the principal underwriter, made at a single time by (i) an individual, or an individual, his or her spouse and their children under the age of twenty-one, purchasing shares for his or their own account, and (ii) a trustee or other fiduciary purchasing shares for a single trust estate or a single fiduciary account. The table is also presently applicable to (1) purchases of Class A shares pursuant to a written Statement of Intention; or (2) purchases of Class A shares pursuant to the Right of Accumulation and declared as such at the time of purchase. See “Sales Charges”.

In connection with employee benefit or other continuous group purchase plans, the Fund may accept initial investments of less than the minimum investment amount on the part of an individual participant. In the event a shareholder who is a participant of such a plan terminates participation in the plan, his or her shares will be transferred to a regular individual account. However, such account will be subject to the right of redemption by the Fund as described below.

Suspension of Sales. The Trust may, in its absolute discretion, suspend, discontinue or limit the offering of one or more of its classes of shares at any time. In determining whether any such action should be taken, the Trust’s management intends to consider all relevant factors, including (without limitation) the size of the Fund or class, the investment climate and market conditions, the volume of sales and redemptions of shares, and (if applicable) the amount of uncovered distribution charges of the principal underwriter. The Class A and Class C Distribution Plans may continue in effect and payments may be made under the Plans following any such suspension, discontinuance or limitation of the offering of shares; however, there is no contractual obligation to continue any Plan for any particular period of time. Suspension of the offering of shares would not, of course, affect a shareholder’s ability to redeem shares.

Additional Information About Redemptions. The right to redeem shares of the Fund can be suspended and the payment of the redemption price deferred when the Exchange is closed (other than for customary weekend and holiday closings), during periods when trading on the Exchange is restricted as determined by the SEC, or during any emergency as determined by the SEC which makes it impracticable for the Fund to dispose of its securities or value its assets, or during any other period permitted by order of the SEC for the protection of investors.

Due to the high cost of maintaining small accounts, the Trust reserves the right to redeem accounts with balances of less than $750. Prior to such a redemption, shareholders will be given 60 days’ written notice to make an additional purchase. However, no such redemption would be required by the Trust if the cause of the low account balance was a reduction in the net asset value of shares. No CDSC or redemption fees, if applicable, will be imposed with respect to such involuntary redemptions.

While normally payments will be made in cash for redeemed shares, the Trust, subject to compliance with applicable regulations, has reserved the right to pay the redemption price of shares of the Fund, either totally or partially, by a distribution in kind of readily marketable securities. The securities so distributed would be valued pursuant to the valuation procedures described in this SAI. If a shareholder received a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash.

Systematic Withdrawal Plan. The transfer agent will send to the shareholder regular monthly or quarterly payments of any permitted amount designated by the shareholder based upon the value of the shares held. The checks will be drawn from share redemptions and hence, may require the recognition of taxable gain or loss. Income dividends and capital gains distributions in connection with withdrawal plan accounts will be credited at net asset value as of the record date for each distribution. Continued withdrawals in excess of current income will eventually use up principal, particularly in a period of declining market prices. A shareholder may not have a withdrawal plan in effect at the same time he or she has authorized Bank Automated Investing or is otherwise making regular purchases of Fund shares. The shareholder, the transfer agent or the principal underwriter may terminate the withdrawal plan at any time without penalty.

Other Information. The Fund’s net asset value per share is normally rounded to two decimal places. In certain situations (such as a merger, share split or a purchase or sale of shares that represents a significant portion of a share class), the administrator may determine to extend the calculation of the net asset value per share to additional decimal places to ensure that neither the value of the Fund nor a shareholder’s shares is diluted materially as the result of a purchase or sale or other transaction.

In circumstances where a financial intermediary has entered into an agreement with the Fund or its principal underwriter to exchange shares from one class of the Fund to another, such exchange shall be permitted and any applicable redemption fee will not be imposed in connection with such transaction, provided that the class of shares acquired in the exchange is subject to the same redemption fee. In connection with the exemption from the Funds’ policies to discourage short-term trading and market timing and the applicability of any redemption fee to a redemption, asset allocation programs include any investment vehicle that allocates its assets among investments in concert with changes in a model portfolio and any asset allocation programs that may be sponsored by Eaton Vance or its affiliates.

SALES CHARGES

Dealer Commissions. The principal underwriter may, from time to time, at its own expense, provide additional incentives to financial intermediaries which employ registered representatives who sell Fund shares and/or shares of other funds distributed by the principal underwriter. In some instances, such additional incentives may be offered only to certain financial intermediaries whose representatives sell or are expected to sell significant amounts of shares. In addition, the principal underwriter may from time to time increase or decrease the sales commissions payable to financial intermediaries. The principal underwriter may allow, upon notice to all financial intermediaries with whom it has agreements, discounts up to the full sales charge during the periods specified in the notice. During periods when the discount includes the full sales charge, such financial intermediaries may be deemed to be underwriters as that term is defined in the 1933 Act.

Purchases at Net Asset Value. Class A shares may be sold at net asset value to current and retired Directors and Trustees of Eaton Vance funds and portfolios; to clients (including custodial, agency, advisory and trust accounts) and current and retired officers and employees of Eaton Vance, its affiliates and other investment advisers and sub-advisers of Eaton Vance sponsored funds; and to such persons’ spouses, parents, siblings and lineal descendants and their beneficial accounts. Such shares may also be issued at net asset value (1) in connection with the merger (or similar transaction) of an investment company (or series or class thereof) or personal holding company with the Fund (or class thereof), (2) to investors making an investment as part of a fixed fee program whereby an entity unaffiliated with the investment adviser provides investment services, such as management, brokerage and custody, (3) to investment advisors, financial planners or other intermediaries who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or similar ongoing fee for their services; clients of such investment advisors, financial planners or other intermediaries who place trades for their own accounts if the accounts are linked to the master account of such investment advisor, financial planner or other intermediary on the books and records of the broker or agent; financial intermediaries who have entered into an agreement with the principal underwriter to offer Class A shares through a no-load platform, (4) to officers and employees of the Fund custodian and the transfer agent and (5) in connection with the ReFlow liquidity program. Class A shares may also be sold at net asset value to registered representatives and employees of financial intermediaries. Sales charges generally are waived because either (i) there is no sales effort involved in the sale of shares or (ii) the investor is paying a fee (other than the sales charge) to the financial intermediary involved in the sale. Any new or revised sales charge or CDSC waiver will be prospective only.

Waiver of Investment Minimums. In addition to waivers described in the Prospectus, minimum investment amounts are waived for current and retired Directors and Trustees of Eaton Vance funds and portfolios, clients (including custodial, agency, advisory and trust accounts), current and retired officers and employees of Eaton Vance, its affiliates and other investment advisers and sub-advisers of Eaton Vance sponsored funds, and for such persons’ spouses, parents, siblings and lineal descendants and their beneficial accounts. The minimum initial investment amount is also waived for officers and employees of the Fund’s custodian and transfer agent. Investments in the Fund by ReFlow in connection with the ReFlow liquidity program are also not subject to the minimum investment amount.

Statement of Intention. If it is anticipated that $50,000 or more of Class A shares and shares of other funds exchangeable for Class A shares of another Eaton Vance fund will be purchased within a 13-month period, the Statement of Intention section of the account application should be completed so that shares may be obtained at the same reduced sales charge as though the total quantity were invested in one lump sum. Shares eligible for the right of accumulation (see below) as of the date of the Statement and purchased during the 13-month period will be included toward the completion of the Statement. If you make a Statement of Intention, the transfer agent is authorized to hold in escrow sufficient shares (5% of the dollar amount specified in the Statement) which can be redeemed to make up any difference in sales charge on the amount intended to be invested and the amount actually invested. A Statement of Intention does not obligate the shareholder to purchase or the Fund to sell the full amount indicated in the Statement.

If the amount actually purchased during the 13-month period is less than that indicated in the Statement, the shareholder will be requested to pay the difference between the sales charge applicable to the shares purchased and the sales charge paid under the Statement of Intention. If the payment is not received in 20 days, the appropriate number of escrowed shares will be redeemed in order to realize such difference. If the total purchases during the 13-month period are large enough to qualify for a lower sales charge than that applicable to the amount specified in the Statement, all transactions will be computed at the expiration date of the Statement to give effect to the lower sales charge. Any difference will be refunded to the shareholder in cash or applied to the purchase of additional shares, as specified by the shareholder. This refund will be made by the financial intermediary and the principal underwriter. If at the time of the recomputation, the financial intermediary for the account has changed, the adjustment will be made only on those shares purchased through the current financial intermediary for the account.

Right of Accumulation. Under the right of accumulation, the applicable sales charge level is calculated by aggregating the dollar amount of the current purchase and the value (calculated at the maximum current offering price) of shares owned by the shareholder. Shares of Eaton Vance Cash Management Fund and Eaton Vance Tax Free Reserves cannot be accumulated for purposes of this privilege. The sales charge on the shares being purchased will then be applied at the rate applicable to the aggregate. Share purchases eligible for the right of accumulation are described under "Sales Charges" in the Prospectus. For any such discount to be made available at the time of purchase a purchaser or his or her financial intermediary must provide the principal underwriter (in the case of a purchase made through a financial intermediary) or the transfer agent (in the case of an investment made by mail) with sufficient information to permit verification that the purchase order qualifies for the accumulation privilege. Confirmation of the order is subject to such verification. The right of accumulation privilege may be amended or terminated at any time as to purchases occurring thereafter.

Distribution Plans

The Trust has in effect a compensation-type Distribution Plan for Class A shares (the “Class A Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan is designed to (i) finance activities which are primarily intended to result in the distribution and sales of Class A shares and to make payments in connection with the distribution of such shares and (ii) pay service fees for personal services and/or the maintenance of shareholder accounts to the principal underwriter, financial intermediaries and other persons. The distribution and service fees payable under the Class A Plan shall not exceed 0.25% of the average daily net assets attributable to Class A shares for any fiscal year. Class A distribution and service fees are paid monthly in arrears. For the distribution and service fees paid by Class A shares, see Appendix A.

The Trust has in effect a compensation-type Distribution Plan for Class C shares (the “Class C Plans”) pursuant to Rule 12b-1 under the 1940 Act. Class C pays the principal underwriter a distribution fee, accrued daily and paid monthly, at an annual rate not exceeding 0.75% of its average daily net assets to finance the distribution of its shares. Such fees compensate the principal underwriter for the sales commissions paid by it to financial intermediaries on the sale of shares, for other distributions expenses (such as personnel, overhead, travel, printing and postage) and for interest expenses. The principal underwriter shall be entitled to receive all CDSCs paid or payable with respect to Class C shares, provided that no such sales charge which would cause the Class C to exceed the maximum applicable cap imposed hereon by Rule 2830 of the FINRA Rules shall be imposed.

The Trustees of the Trust believe that each Plan will be a significant factor in the expected growth of the Fund’s assets, and will result in increased investment flexibility and advantages which have benefited and will continue to benefit the Fund and its shareholders. The Eaton Vance organization will profit by reason of the operation of the Class C Plan through an increase in Fund assets and if at any point in time the aggregate amounts received by the principal underwriter pursuant to the Plans and from CDSCs have exceeded the total expenses incurred in distributing Class C shares. ^For sales ^commissions and ^CDSCs, see Appendix B.

The Class C Plans also authorizes the payment of service fees to the principal underwriter, financial intermediaries and other persons in amounts not exceeding an annual rate of 0.25% of its average daily net assets for personal services, and/or the maintenance of shareholder accounts. For Class C, financial intermediaries currently receive (a) a service fee (except on exchange transactions and reinvestments) at the time of sale equal to 0.25% of the purchase price of Class C shares sold by such dealer, and (b) monthly service fees approximately equivalent to 1/12 of 0.25% of the value of Class C shares sold by such dealer. During the first year after a purchase of Class C shares, the principal underwriter will retain the service fee as reimbursement for the service fee payment made to financial intermediaries at the time of sale. For the service fees paid, see Appendix B.

A Plan continues in effect from year to year so long as such continuance is approved at least annually by the vote of both a majority of (i) the noninterested Trustees of the Trust who have no direct or indirect financial interest in the operation of the Plan or any agreements related to the Plan (the “Plan Trustees”) and (ii) all of the Trustees then in office. A Plan may be terminated at any time by vote of a majority of the Plan Trustees or by a vote of a majority of the outstanding voting securities of the applicable Class. Quarterly Trustee review of a written report of the amount expended under the Plan and the purposes for which such expenditures were made is required. A Plan may not be amended to increase materially the payments described therein without approval of the shareholders of the affected Class and the Trustees. So long as a Plan is in effect, the selection and nomination of the noninterested Trustees shall be committed to the discretion of such Trustees. The Trustees, including the Plan Trustees, initially approved the current Plan(s) on October 19, 2009. Any Trustee of the Trust who is an “interested” person of the Trust has an indirect financial interest in a Plan because his or her employer (or affiliates thereof) receives distribution and/or service fees under the Plan or agreements related thereto.

PERFORMANCE

Performance Calculations. Average annual total return before deduction of taxes (“pre-tax return”) is determined by multiplying a hypothetical initial purchase order of $1,000 by the average annual compound rate of return (including capital appreciation/depreciation, and distributions paid and reinvested) for the stated period and annualizing the result. The calculation assumes (i) that all distributions are reinvested at net asset value on the reinvestment dates during the period, (ii) the deduction of the maximum of any initial sales charge from the initial $1,000 purchase, (iii) a complete redemption of the investment at the end of the period, and (iv) the deduction of any applicable CDSC at the end of the period.

Average annual total return after the deduction of taxes on distributions is calculated in the same manner as pre-tax return except the calculation assumes that any federal income taxes due on distributions are deducted from the distributions before they are reinvested. Average annual total return after the deduction of taxes on distributions and taxes on redemption also is calculated in the same manner as pre-tax return except the calculation assumes that (i) any federal income taxes due on distributions are deducted from the distributions before they are reinvested and (ii) any federal income taxes due upon redemption are deducted at the end of the period. After-tax returns are based on the highest federal income tax rates in effect for individual taxpayers as of the time of each assumed distribution and redemption (taking into account their tax character), and do not reflect the impact of state and local taxes. In calculating after-tax returns, the net value of any federal income tax credits available to shareholders is applied to reduce federal income taxes payable on distributions at or near year-end and, to the extent the net value of such credits exceeds such distributions, is then assumed to be reinvested in additional Fund shares at net asset value on the last day of the fiscal year in which the credit was generated or, in the case of certain tax credits, on the date on which the year-end distribution is paid. For pre-tax and after-tax total return information, see Appendix A, Appendix B and Appendix C.

In addition to the foregoing total return figures, the Fund may provide pre-tax and after-tax annual and cumulative total return, as well as the ending redeemable cash value of a hypothetical investment. If shares are subject to a sales charge, total return figures may be calculated based on reduced sales charges or at net asset value. These returns would be lower if the full sales charge was imposed. After-tax returns may also be calculated using different tax rate assumptions and taking into account state and local income taxes as well as federal taxes.

Yield is computed pursuant to a standardized formula by dividing the net investment income per share earned during a recent thirty-day period by the maximum offering price (including the maximum of any initial sales charge) per share on the last day of the period and annualizing the resulting figure. Net investment income per share is calculated from the yields to maturity of all debt obligations held based on prescribed methods, reduced by accrued expenses for the period with the resulting number being divided by the average daily number of shares outstanding and entitled to receive distributions during the period. Yield figures do not reflect the deduction of any applicable CDSC, but assume the maximum of any initial sales charge. (Actual yield may be affected by variations in sales charges on investments.) A tax-equivalent yield is computed by using the tax-exempt yield and dividing by one minus a stated tax rate. The stated tax rate will reflect the federal income tax applicable to investors in a particular tax bracket and may reflect certain assumptions relating to tax exemptions and deductions. The tax-equivalent yield will differ for investors in other tax brackets or for whom the assumed exemptions and deductions are not available. Tax-equivalent yield is designed to show the approximate yield a taxable investment would have to earn to produce an after-tax yield equal to the tax-exempt yield.

Disclosure of Portfolio Holdings and Related Information. The Board of Trustees has adopted policies and procedures (the “Policies”) with respect to the disclosure of information about portfolio holdings of the Fund. Pursuant to the Policies, information about portfolio holdings of the Fund may not be disclosed to any party except as follows:

  Disclosure made in filings with the SEC and posted on the Eaton Vance website: In accordance with rules established by the SEC, the Fund sends semiannual and annual reports to shareholders that contain a complete list of portfolio holdings as of the end of the second and fourth fiscal quarters, respectively, within 60 days of quarter-end. The Fund also discloses complete portfolio holdings as of the end of the first and third fiscal quarters on Form N-Q, which is filed with the SEC within 60 days of quarter-end. The Fund’s complete portfolio holdings as reported in annual and semiannual reports and on Form N-Q are available for viewing on the SEC website at http://www.sec.gov and may be reviewed and copied at the SEC’s public reference room (information on the operation and terms of usage of the SEC public reference room is available at http://www.sec.gov/info/edgar/prrrules.htm or by calling 1-800-SEC-0330).
  Generally within five business days of filing with the SEC, the Fund’s portfolio holdings as reported in annual and semiannual reports and on Form N-Q also are available on Eaton Vance’s website at www.eatonvance.com and are available upon request at no cost by contacting Eaton Vance at 1-800-262-1122. The Fund also will post a complete list of its portfolio holdings as of each calendar quarter end on the Eaton Vance website within 30 days of calendar quarter end.
  Disclosure of certain portfolio characteristics: The Fund may also post information about certain portfolio characteristics (such as top ten holdings and asset allocation information) as of the most recent calendar quarter end on the Eaton Vance website approximately ten business days after the calendar quarter end. Such information is also available upon request by contacting Eaton Vance at 1-800-262-1122.
  Confidential disclosure for a legitimate Fund purpose: Portfolio holdings may be disclosed, from time to time as necessary, for a legitimate business purpose of the Fund, believed to be in the best interests of the Fund and its shareholders, provided there is a duty or an agreement that the information be kept confidential. Any such confidentiality agreement includes provisions intended to impose a duty not to trade on the non-public information. The Policies permit disclosure of portfolio holdings information to the following: 1) affiliated and unaffiliated service providers that have a legal or contractual duty to keep such information confidential, such as employees of the investment adviser (including portfolio managers and, in the case of a Portfolio, the portfolio manager of any account that invests in the Portfolio), the administrator, custodian, transfer agent, principal underwriter, etc. described herein and in the prospectus; 2) other persons who owe a fiduciary or other duty of trust or confidence to the Fund (such as Fund legal counsel and independent registered public accounting firm); or 3) persons to whom the disclosure is made in advancement of a legitimate business purpose of the Fund and who have expressly agreed in writing to maintain the disclosed information in confidence and to use it only in connection with the legitimate business purpose underlying the arrangement. ^To the extent applicab le to an Eaton Vance fund, such persons may include securities lending agents which may receive information from time to time regarding selected holdings which may be loaned by a Fund, in the event a Fund is rated, credit rating agencies (^Moody’s Investor Services, Inc. and Standard & Poor’s Ratings Group^), analytical service providers engaged by the investment adviser (^Advent, Bloomberg L.P., Evare, Factset, McMunn Associates, Inc. and The Yield Book, Inc.), proxy evaluation vendors (such as Institutional Shareholder Servicing Inc.), pricing services (^TRPS Mark-to-Market Pricing Service, WM Company Reuters Information ^Services and Non-Deliverable Forward Rates Service, Pricing Direct, ^FT Interactive Data Corp^., Standard & Poor’s Securities Evaluation Service, Inc., SuperDerivatives and Stat Pro), which receive information as needed to price a particular holding, translation services, lenders under Fund credit facilities (^Citibank, N.A^. and its affiliates), consultants and other product evaluators (Morgan Stanley Smith Barney LLC) and, for purposes of facilitating portfolio transactions, financial intermediaries and other intermediaries (^national and regional municipal bond dealers and mortgage-backed securities dealers). These entities receive portfolio information on an as needed basis in order to perform the service for which they are being engaged. If required in order to perform their duties, this information will be provided in real time or as soon as practical thereafter. Additional categories of disclosure involving a legitimate business purpose may be added to this list upon the authorization of the Fund’s Board of Trustees. In addition, in connection with a redemption in kind, the redeeming shareholder may be required to agree to keep the information about the securities to be so distributed confidential, except to the extent necessary to dispose of the securities.
  Historical portfolio holdings information: From time to time, the Fund may be requested to provide historic portfolio holdings information that has not been made public previously. In such case, the requested information may be provided if: the information is requested for due diligence or another legitimate purpose; the requested portfolio holdings are for a period that is no more recent than the date of the portfolio holdings posted to the Eaton Vance website; the Fund’s portfolio manager and Eaton Vance’s Chief Equity or Chief Income Investment Officer (as appropriate) have reviewed the request and do not believe the dissemination of the information requested would disadvantage Fund shareholders; and the Chief Compliance Officer ("CCO") has reviewed the request to ensure that the disclosure of the requested information does not give rise to a conflict of interest between Fund shareholders and an affiliated service provider.

The Fund, the investment adviser and principal underwriter will not receive any monetary or other consideration in connection with the disclosure of information concerning the Fund’s portfolio holdings.

The Policies may not be waived, or exception made, without the consent of the CCO of the Fund. The CCO may not waive or make exception to the Policies unless such waiver or exception is consistent with the intent of the Policies, which is to ensure that disclosure of portfolio information is in the best interest of Fund shareholders. In determining whether to permit a waiver of or exception to the Policies, the CCO will consider whether the proposed disclosure serves a legitimate purpose of the Fund, whether it could provide the recipient with an advantage over Fund shareholders or whether the proposed disclosure gives rise to a conflict of interest between the Fund’s shareholders and its investment adviser, principal underwriter or other affiliated person. The CCO will report all waivers of or exceptions to the Policies to the Trustees at their next meeting. The Trustees may impose additional restrictions on the disclosure of portfolio holdings information at any time.

The Policies are designed to provide useful information concerning the Fund to existing and prospective Fund shareholders while at the same time inhibiting the improper use of portfolio holdings information in trading Fund shares and/or portfolio securities held by a Fund. However, there can be no assurance that the provision of any portfolio holdings information is not susceptible to inappropriate uses (such as the development of “market timing” models), particularly in the hands of highly sophisticated investors, or that it will not in fact be used in such ways beyond the control of the Fund.

TAXES

Each series of the Trust is treated as a separate entity for federal income tax purposes. The Fund has elected to be treated and intends to qualify each year as a regulated investment company (“RIC”) under Subchapter M of the Code. Accordingly, the Fund intends to satisfy certain requirements relating to sources of its income and diversification of its assets and to distribute substantially all of its net investment income (including tax-exempt income) and net short-term and long-term capital gains (after reduction by any available capital loss carryforwards) in accordance with the timing requirements imposed by the Code, so as to maintain its RIC status and to avoid paying any federal income tax. If the Fund qualifies for treatment as a RIC and satisfies the above-mentioned distribution requirements, it will not be subject to federal income tax on income paid to its shareholders in the form of dividends or capital gain distributions. The Fund intends to qualify as a RIC for its fiscal year ending January 31, 2010. The Fund also seeks to avoid payment of federal excise tax. However, if the Fund fails to distribute in a calendar year substantially all of its ordinary income for such year and substantially all of its capital gain net income for the one-year period ending October 31 (or later if the Fund is permitted to so ^elect and so elects), plus any retained amount from the prior year, the Fund will be subject to a 4% excise tax on the undistributed amounts.

In order to avoid incurring a federal excise tax obligation, the Code requires that the Fund distribute (or be deemed to have distributed) by December 31 of each calendar year (i) at least 98% of its ordinary income (not including tax-exempt income) for such year, (ii) at least 98% of its capital gain net income (which is the excess of its realized capital gains over its realized capital losses), generally computed on the basis of the one-year period ending on October 31 of such year, after reduction by any available capital loss carryforwards and (iii) 100% of any income and capital gains from the prior year (as previously computed) that was not paid out during such year and on which the Fund paid no federal income tax. If the Fund fails to meet these requirements it will be subject to a nondeductible 4% excise tax on the undistributed amounts. Under current law, provided that the Fund qualifies as a RIC for federal tax purposes, the Fund should not be liable for any income, corporate excise or franchise tax in the Commonwealth of Massachusetts.

If the Fund does not qualify as a RIC for any taxable year, the Fund’s taxable income will be subject to corporate income taxes, and all distributions from earnings and profits, including distributions of tax-exempt income and net capital gain (if any), will be taxable to the shareholder as dividend income. However, such distributions may be eligible (i) to be treated as qualified dividend income in the case of shareholders taxed as individuals and (ii) for the dividends received deduction in the case of corporate shareholders. In addition, in order to requalify for taxation as a RIC, the Fund may be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions.

Each Fund’s investment in zero coupon and certain other securities will cause it to realize income prior to the receipt of cash payments with respect to these securities. Such income will be accrued daily by the Fund and, in order to avoid a tax payable by the Fund, the Fund may be required to liquidate securities that it might otherwise have continued to hold in order to generate cash so that the Fund may make required distributions to its shareholders.

The Fund may invest to a significant extent in debt obligations that are in the lowest rating catagories or are unrated, including debt obligations of issuers not currently paying interest or who are in default. Investments in debt obligations that are at risk of or in default present special tax issues for the Fund. Tax rules are not entirely clear about issues such as when the Fund may cease to accrue interest, original issue discount or market discount, when and to what extent deductions may be taken for bad debts or worthless securities and how payments received on obligations in default should be allocated between principal and income.

Distributions by the Fund of net tax-exempt interest income that are properly designated as “exempt-interest dividends” may be treated by shareholders as interest excludable from gross income for federal income tax purposes under Section 103(a) of the Code. In order for the Fund to be entitled to pay the tax-exempt interest income as exempt-interest dividends to its shareholders, the Fund must and intends to satisfy certain requirements, including the requirement that, at the close of each quarter of its taxable year, at least 50% of the value of its total assets consists of obligations the interest on which is exempt from regular federal income tax under Code Section 103(a). Interest on certain municipal obligations may be taxable for purposes of the federal AMT and for state and local purposes. In addition, corporate shareholders must include the full amount of exempt-interest dividends in computing the preference items for the purposes of the AMT. Shareholders of the Fund are required to report tax-exempt interest on their federal income tax returns.

Tax-exempt distributions received from the Fund are taken into account in determining, and may increase, the portion of social security and certain railroad retirement benefits that may be subject to federal income tax.

Interest on indebtedness incurred or continued by a shareholder to purchase or carry shares of the Fund is not deductible to the extent it is deemed related to the Fund’s distributions of tax-exempt interest. Further, entities or persons who are “substantial users” (or persons related to “substantial users”) of facilities financed by industrial development or private activity bonds should consult their tax advisers before purchasing shares of the Fund. “Substantial user” is defined in applicable Treasury regulations to include a “non-exempt person” who regularly uses in its trade or business a part of a facility financed from the proceeds of industrial development bonds, and the same definition should apply in the case of private activity bonds.

Any recognized gain or income attributable to market discount on long-term tax-exempt municipal obligations (i.e., obligations with a term of more than one year) purchased after April 30, 1993 (except to the extent of a portion of the discount attributable to original issue discount), is taxable as ordinary income. A long-term debt obligation is generally treated as acquired at a market discount if purchased after its original issue at a price less than (i) the stated principal amount payable at maturity, in the case of an obligation that does not have original issue discount or (ii) in the case of an obligation that does have original issue discount, the sum of the issue price and any original issue discount that accrued before the obligation was purchased, subject to a de minimis exclusion.

From time to time proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on certain types of municipal obligations, and it can be expected that similar proposals may be introduced in the future. Under federal tax legislation enacted in 1986, the federal income tax exemption for interest on certain municipal obligations was eliminated or restricted. As a result of any such future legislation, the availability of municipal obligations for investment by the Fund and the value of the securities held by it may be affected. It is possible that events occurring after the date of issuance of municipal obligations, or after a Fund’s acquisition of such an obligation, may result in a determination that the interest paid on that obligation is taxable, even retroactively.

In the course of managing its investments, the Fund will realize short-term and long-term capital gains (and/or losses) as well as other taxable income. Any distributions by the Fund of such capital gains (after reduction by any capital loss carryforwards) or other taxable income will be taxable to shareholders of the Fund. Such amounts may be significant in relation to the tax-exempt income.

The Fund’s investments in options, futures contracts, hedging transactions, forward contracts (to the extent permitted) and certain other transactions may be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale, short sale and other rules), the effect of which may be to accelerate income to the Fund, defer Fund losses, cause adjustments in the holding periods of Fund securities, convert capital gain into ordinary income and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to investors.

The Fund’s investment in so-called "section 1256 contracts^," such as regulated futures contracts, most foreign currency forward contracts traded in the interbank market and options on most stock indices, are subject to special tax rules. All section 1256 contracts held by the Fund at the end of its taxable year are required to be marked to their market value, and any unrealized gain or loss on those positions will be included in the Fund’s income as if each position had been sold for its fair market value at the end of the taxable year. The resulting gain or loss will be combined with any gain or loss realized by the Fund from positions in section 1256 contracts closed during the taxable year. Provided such positions were held as capital assets and were not part of a "hedging transaction" nor part of a "straddle," 60% of the resulting net gain or loss will be treated as long-term capital gain or loss, and 40% of such net gain or loss will be treated as short-term capital gain or loss, regardless of the period of time the positions were actually held by the Fund.

As a result of entering into swap contracts, the Fund may make or receive periodic net payments. The Fund may also make or receive a payment when a swap is terminated prior to maturity through an assignment of the swap or other closing transaction. Periodic net payments will generally constitute ordinary income or deductions, while termination of a swap will generally result in capital gain or loss (which will be a long-term capital gain or loss if the Fund has been a party to a swap for more than one year). With respect to certain types of swaps, the Fund may be required to currently recognize income or loss with respect to future payments on such swaps or may elect under certain circumstances to mark such swaps to market annually for tax purposes as ordinary income or loss. The tax treatment of many types of credit default swaps is uncertain.

Any loss realized upon the sale or exchange of Fund shares with a tax holding period of six months or less will be disallowed to the extent of any distributions treated as tax-exempt interest with respect to such shares and if the loss exceeds the disallowed amount, will be treated as a long-term capital loss to the extent of any distributions treated as long-term capital gain with respect to such shares. In addition, all or a portion of a loss realized on a redemption or other disposition of Fund shares may be disallowed under “wash sale” rules to the extent the shareholder acquired other shares of the same Fund (whether through the reinvestment of distributions or otherwise) within the period beginning 30 days before the redemption of the loss shares and ending 30 days after such date. Any disallowed loss will result in an adjustment to the shareholder’s tax basis in some or all of the other shares acquired.

Sales charges paid upon a purchase of shares subject to a front-end sales charge cannot be taken into account for purposes of determining gain or loss on a redemption or exchange of the shares before the 91st day after their purchase to the extent a sales charge is reduced or eliminated in a subsequent acquisition of Fund shares (or shares of another fund) pursuant to the reinvestment or exchange privilege. Any disregarded amounts will result in an adjustment to the shareholder’s tax basis in some or all of any other shares acquired.

Dividends and distributions on the Fund’s shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund’s realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder’s investment. Such distributions are likely to occur in respect of shares purchased at a time when the Fund’s net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when the Fund’s net asset value also reflects unrealized losses. Certain distributions declared in October, November or December and paid in the following January will be taxed to shareholders as if received on December 31 of the year in which they were declared.

In general, dividends (other than capital gain dividends and exempt-interest dividends) paid to a shareholder that is not a “U.S. person” within the meaning of the Code (a “foreign person”) are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate). The withholding tax does not apply to regular dividends paid to a foreign person who provides a Form W-8ECI, certifying that the dividends are effectively connected with the foreign person’s conduct of a trade or business within the United States. Instead, the effectively connected dividends will be subject to regular U.S. income tax as if the foreign person were a U.S. shareholder. A non-U.S. corporation receiving effectively connected dividends may also be subject to additional "branch profits tax" imposed at a rate of 30% (or lower treaty rate). A foreign person who fails to provide an IRS Form W-8BEN or other applicable form may be subject to backup withholding at the appropriate rate.

For taxable years beginning before January 1, 2010, properly-designated dividends are generally exempt from U.S. federal withholding tax where they (i) are paid in respect of the Fund’s “qualified net interest income” (generally, the Fund’s U.S. source interest income, other than certain contingent interest and interest from obligations of a corporation or partnership in which the Fund is at least a 10% shareholder, reduced by expenses that are allocable to such income) or (ii) are paid in respect of the Fund’s “qualified short-term capital gains” (generally, the excess of the Fund’s net short-term capital gain over the Fund’s long-term capital loss for such taxable year). However, depending on its circumstances, the Fund may designate all, some or none of its potentially eligible dividends as such qualified net interest income or as qualified short-term capital gains and/or treat such dividends, in whole or in part, as ineligible for this exemption from withholding. In order to qualify for this exemption from withholding, a non-U.S. shareholder will need to comply with applicable certification requirements relating to its non-U.S. status (including, in general, furnishing an IRS Form W-8BEN or substitute Form). In the case of shares held through an intermediary, the intermediary may withhold even if the Fund designates the payment as qualified net interest income or qualified short-term capital gain. Non-U.S. shareholders should contact their intermediaries with respect to the application of these rules to their accounts.

For taxable years beginning before January 1, 2010, distributions that the Fund designates as “short-term capital gain dividends” or “long-term capital gain dividends” may not be treated as such to a recipient foreign shareholder if the distribution is attributable to gain received from the sale or exchange of U.S. real property or an interest in a U.S. real property holding corporation and the foreign shareholder has not owned more than 5% of the outstanding shares of the Fund at any time during the one-year period ending on the date of distribution. Such distributions will be subject to 30% withholding by the Fund and will be treated as ordinary dividends to the foreign shareholder.

If the Fund’s direct or indirect interests in U.S. real property were to exceed certain levels, a foreign shareholder realizing gains upon redemption from the Fund on or before December 31, 2009 could be subject to the 35% withholding tax and U.S. filing requirements unless more than 50% of the Fund’s shares were owned by U.S. persons at such time or unless the foreign person had not held more than 5% of the Fund’s outstanding shares throughout either such person’s holding period for the redeemed shares or, if shorter, the previous five years. It is not expected that a significant portion of the Fund’s distributions will be attributable to gains from sale or exchange of U.S. real property interests.

Amounts paid by the Fund to individuals and certain other shareholders who have not provided the Fund with their correct taxpayer identification number (“TIN”) and certain certifications required by the IRS as well as shareholders with respect to whom the Fund has received certain information from the IRS or a broker, may be subject to “backup” withholding of federal income tax arising from the Fund’s taxable dividends and other distributions as well as the proceeds of redemption transactions (including repurchases and exchanges), at a rate of 28% for amounts paid through 2010. The backup withholding rate will be 31% for amounts paid thereafter. An individual’s TIN is generally his or her social security number. Backup withholding is not an additional tax and any amount withheld may be credited against a shareholder’s U.S. federal income tax liability.

Under Treasury regulations, if a shareholder realizes a loss on disposition of a Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC are not excepted. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances. Under certain circumstances, certain tax-exempt entities and their managers may be subject to excise tax if they are parties to certain reportable transactions.

The foregoing discussion does not address all of the special tax rules applicable to certain classes of investors, such as tax-exempt entities, foreign investors, insurance companies and financial institutions. Shareholders should consult their own tax advisers with respect to special tax rules that may apply in their particular situations, as well as the federal, state, local, and, where applicable, foreign tax consequences of investing in the Fund.

PORTFOLIO SECURITIES TRANSACTIONS

Decisions concerning the execution of portfolio security transactions, including the selection of the market and the broker-dealer firm, are made by Eaton Vance, the Fund’s investment adviser. The Fund is responsible for the expenses associated with its portfolio transactions. The investment adviser is also responsible for the execution of transactions for all other accounts managed by it. The investment adviser places the portfolio security transactions for execution with one or more broker-dealer firms. The investment adviser uses its best efforts to obtain execution of portfolio security transactions at prices which in the investment adviser’s judgment are advantageous to the client and at a reasonably competitive spread or (when a disclosed commission is being charged) at reasonably competitive commission rates. In seeking such execution, the investment adviser will use its best judgment in evaluating the terms of a transaction, and will give consideration to various relevant factors, including without limitation the full range and quality of the broker-dealer firm’s services including the responsiveness of the firm to the investment adviser, the size and type of the transaction, the nature and character of the market for the security, the confidentiality, speed and certainty of effective execution required for the transaction, the general execution and operational capabilities of the broker-dealer firm, the reputation, reliability, experience and financial condition of the firm, the value and quality of the services rendered by the firm in other transactions, and the reasonableness of the spread or commission, if any. In addition, the investment adviser may consider the receipt of Proprietary Research Services (as defined below), provided it does not compromise the investment adviser’s obligation to seek best overall execution for the Fund. The investment adviser may engage in portfolio brokerage transactions with a broker-dealer firm that sells shares of Eaton Vance funds, provided such transactions are not directed to that firm as compensation for the promotion or sale of such shares.

Municipal obligations, including state obligations, purchased and sold by the Fund are generally traded in the over-the-counter market on a net basis (i.e., without commission) through broker-dealers and banks acting for their own account rather than as brokers, or otherwise involve transactions directly with the issuer of such obligations. Such firms attempt to profit from such transactions by buying at the bid price and selling at the higher asked price of the market for such obligations, and the difference between the bid and asked price is customarily referred to as the spread. The Fund may also purchase municipal obligations from underwriters, and dealers in fixed-price offerings, the cost of which may include undisclosed fees and concessions to the underwriters. On occasion it may be necessary or appropriate to purchase or sell a security through a broker on an agency basis, in which case the Fund will incur a brokerage commission. Although spreads or commissions on portfolio security transactions will, in the judgment of the investment adviser, be reasonable in relation to the value of the services provided, spreads or commissions exceeding those which another firm might charge may be paid to firms who were selected to execute transactions on behalf of the Fund and the investment adviser’s other clients for providing brokerage and research services to the investment adviser.

Pursuant to the safe harbor provided in Section 28(e) of the Securities Exchange Act of 1934, as amended, a broker or dealer who executes a portfolio transaction may receive a commission that is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if the investment adviser determines in good faith that such compensation was reasonable in relation to the value of the brokerage and research services provided. This determination may be made either on the basis of that particular transaction or on the basis of the overall responsibility which the investment adviser and its affiliates have for accounts over which they exercise investment discretion. Brokerage and research services may include advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; effecting securities transactions and performing functions incidental thereto (such as clearance and settlement); and the “Research Services” referred to in the next paragraph. The investment adviser may also receive Research Services from underwriters and dealers in fixed-price offerings.

It is a common practice of the investment advisory industry and of the advisers of investment companies, institutions and other investors to receive research, analytical, statistical and quotation services, data, information and other services, products and materials which assist such advisers in the performance of their investment responsibilities (“Research Services”) from broker-dealer firms that execute portfolio transactions for the clients of such advisers and from affiliates of executing broker-dealers. Investment advisers also commonly receive Research Services from research providers that are not affiliated with an executing broker-dealer, but which have entered into payment arrangements involving an executing broker-dealer (“Third Party Research Services”). In a typical Third Party Research Services arrangement involving transactions in municipal obligations, an executing broker-dealer enters into an arrangement with an investment adviser pursuant to which the investment adviser receives a credit for portfolio transactions executed for its clients through that broker-dealer. These credits are referred to herein as “research credits” and are primarily generated as the result of acquisitions of new issuances of municipal obligations in fixed-price offerings. The amount of the research credit generated as the result of a particular transaction is typically a negotiated percentage of the offering price of the municipal obligations. The investment adviser may use research credits to acquire Third Party Research Services, which are then paid for by the executing broker-dealer. The investment adviser may receive Research Services and Third Party Research Services consistent with the foregoing.

Research Services received by the investment adviser may include, but are not limited to, such matters as general economic, political, business and market information, industry and company reviews, evaluations of securities and portfolio strategies and transactions, technical analysis of various aspects of the securities markets, recommendations as to the purchase and sale of securities and other portfolio transactions, certain financial, industry and trade publications, certain news and information services, and certain research oriented computer software, data bases and services. Any particular Research Service obtained through a broker-dealer may be used by the investment adviser in connection with client accounts other than those accounts which pay commissions to such broker-dealer. Any such Research Service may be broadly useful and of value to the investment adviser in rendering investment advisory services to all or a significant portion of its clients, or may be relevant and useful for the management of only one client’s account or of a few clients’ accounts, or may be useful for the management of merely a segment of certain clients’ accounts, regardless of whether any such account or accounts paid commissions to the broker-dealer through which such Research Service was obtained. The investment adviser evaluates the nature and quality of the various Research Services obtained through broker-dealer firms and may attempt to allocate sufficient portfolio security transactions to such firms to ensure the continued receipt of Research Services which the investment adviser believes are useful or of value to it in rendering investment advisory services to its clients.

If the investment adviser uses research credits generated from the Fund securities transactions to pay for Third Party Research Services (as described above), the investment adviser has agreed to reduce the advisory fee payable by the Fund by the amount of such research credits. However, the investment adviser generally does not expect to acquire Third Party Research Services with research credits.

Some executing broker-dealers develop and make available directly to their brokerage customers proprietary Research Services (“Proprietary Research Services”). As a general matter, broker-dealers bundle the cost of Proprietary Research Services with trade execution services rather than charging separately for each. In such circumstances, the cost or other value of the Proprietary Research Services cannot be determined. The advisory fee paid by the Fund will not be reduced in connection with the receipt of Proprietary Research Services by the investment adviser.

The investment companies sponsored by the investment adviser or its affiliates may allocate trades in such offerings to acquire information relating to the performance, fees and expenses of such companies and other mutual funds, which information is used by the Trustees of such companies to fulfill their responsibility to oversee the quality of the services provided by various entities, including the investment adviser, to such companies. Such companies may also pay cash for such information.

Securities considered as investments for the Fund may also be appropriate for other investment accounts managed by the investment adviser or its affiliates. Whenever decisions are made to buy or sell securities by the Fund and one or more of such other accounts simultaneously, the investment adviser will allocate the security transactions (including “new” issues) in a manner which it believes to be equitable under the circumstances. As a result of such allocations, there may be instances where the Fund will not participate in a transaction that is allocated among other accounts. If an aggregated order cannot be filled completely, allocations will generally be made on a pro rata basis. An order may not be allocated on a pro rata basis where, for example: (i) consideration is given to portfolio managers who have been instrumental in developing or negotiating a particular investment; (ii) consideration is given to an account with specialized investment policies that coincide with the particulars of a specific investment; (iii) pro rata allocation would result in odd-lot or de minimis amounts being allocated to a portfolio or other client; or (iv) where the investment adviser reasonably determines that departure from a pro rata allocation is advisable. While these aggregation and allocation policies could have a detrimental effect on the price or amount of the securities available to the Fund from time to time, it is the opinion of the Trustees of the Trust that the benefits from the investment adviser organization outweigh any disadvantage that may arise from exposure to simultaneous transactions.

FINANCIAL STATEMENTS

There are no financial statements of the Fund because as of the date of this SAI, the Fund has not commenced operations.

Householding. Consistent with applicable law, duplicate mailings of shareholder reports and certain other Fund information to shareholders residing at the same address may be eliminated.

APPENDIX A

Class A Fees, Performance & Ownership

As of the date of this SAI, this Class of the Fund had not ^yet commenced operations so there is no fee or performance information.

Control Persons and Principal Holders of Securities. As of ^January 28, ^2010, there are no shares of this Class of the Fund outstanding.

APPENDIX B

Class C Fees, Performance & Ownership

As of the date of this SAI, this Class of the Fund had not ^yet commenced operations so there is no fee or performance information.

Control Persons and Principal Holders of Securities. As of ^January 28, ^2010, there are no shares of this Class of the Fund outstanding.

^

APPENDIX C

Class I Fees, Performance & Ownership

As of the date of this SAI, this Class of the Fund had not yet commenced operations so there is no fee or performance information.

Control Persons and Principal Holders of Securities. As of ^January 28, ^2010, there are no shares of this Class of the Fund outstanding.

^

APPENDIX D

RATINGS

The ratings indicated herein are believed to be the most recent ratings available at the date of this SAI for the securities listed. Ratings are generally given to securities at the time of issuance. While the rating agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings indicated do not necessarily represent ratings which would be given to these securities on a particular date.

MOODY’S INVESTORS SERVICE, INC. (“Moody’s”)

LONG-TERM CORPORATE OBLIGATIONS RATINGS

Moody’s long-term obligation ratings are opinions of the relative credit risk of fixed-income obligations with an original maturity of one year or more. They address the possibility that a financial obligation will not be honored as promised. Such ratings use Moody’s Global Scale and reflect both the likelihood of default and any financial loss suffered in the event of default.

Aaa: Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa: Obligations rated Aa are judged to be of high quality and are subject to very low risk.

A: Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa: Obligations rated Baa are subject to moderate credit risk. They are considered medium grade and as such may possess certain speculative characteristics.

Ba: Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B: Obligations rated B are considered speculative and are subject to high credit risk.

Caa: Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca: Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C: Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers, 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

SHORT-TERM CORPORATE OBLIGATION RATINGS

Moody’s short term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

P-1: Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2: Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3: Issuers (or supporting institutions) rated Prime-3 have an acceptable ability tot repay short-term obligations.

NP: Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime ratings categories.

ISSUER RATINGS

Issuer Ratings are opinions of the ability of entities to honor senior unsecured financial obligations and contracts. Moody’s expresses Issuer Ratings on its general long-term and short-term scales.

US MUNICIPAL RATINGS

Moody’s municipal ratings are opinions of the investment quality of issuers and issues in the U.S. municipal market. As such, these ratings incorporate assessment of the default probability and loss severity of these issuers and issues. The default and loss content for Moody’s municipal long-term rating scale differs from Moody’s general long-term scale. Historical default and loss rates for obligations rated on the US Municipal Scale are significantly lower that for similarly rated corporate obligations. It is important that users of Moody’s ratings understand these differences when making rating comparisons between the Municipal and Global scales.

US MUNICIPAL LONG-TERM DEBT RATINGS

Municipal Ratings are based upon the analysis of five primary factors related to municipal finance: market position, financial position, debt levels, governance, and covenants. Each of the factors is evaluated individually and for its effect on the other factors in the context of the municipality’s ability to repay its debt.

Aaa: Issuers or issues rated Aaa demonstrate the strongest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Aa: Issuers or issues rated Aa demonstrate very strong creditworthiness relative to other US municipal and tax-exempt issuers.

A: Issuers or issues rated A present above-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Baa: Issuers or issues rated Baa represent average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Ba: Issuers or issues rated Ba demonstrate below-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

B: Issuers or issues rated B demonstrate weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Caa: Issuers or issues rated Caa demonstrate very weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Ca: Issuers or issues rated Ca demonstrate extremely weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

C: Issuers or issues rated Caa demonstrate the weakest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Note: Moody’s appends numerical modifiers, 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

US MUNICIPAL SHORT-TERM OBLIGATION RATINGS AND DEMAND OBLIGATION RATINGS

Short-Term Obligation Ratings

There are three rating categories for short-term municipal obligations that are considered investment grade. These ratings are designated as Municipal Investment Grade (MIG) and are divided into three levels--MIG 1 through MIG 3. In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade. MIG ratings expires at the maturity of the obligation.

MIG 1: This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-band access to the market for refinancing.

MIG 2: This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG 3: This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG: This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins or protection.

Demand Obligation Ratings

In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned; a long or short-term rating and demand obligation rating. The first element represents Moody’s evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody’s evaluation of the degree of risk associated with the ability to receive purchase price upon demand (“demand feature”), using a variation of the MIG rating scale, the Variable Municipal Investment Grade or VMIG rating.

When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR., e.g., Aaa/NR or NR/VMIG.

VMIG rating expirations are a function of each issue’s specific structural or credit features.

VMIG 1: This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 2: This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 3: This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

SG: This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

STANDARD & POOR’S RATINGS GROUP (“S&P”)

ISSUE CREDIT RATINGS DEFINITIONS

Issue credit ratings can be either long or short term. Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days--including commercial paper. Short-term ratings are also used to indicated the creditworthiness of an obligor with respect to put-features on long-term obligations. The result is a dual rating, in which the short-term rating addresses the put feature, in addition to the usual long-term rating. Medium-term notes are assigned long-term ratings.

Issue credit ratings are based in varying degrees on the following considerations:

Likelihood of payment, capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation.

Nature of and provisions of the obligations;

Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

Issue ratings are an assessment of default risk, but may incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)

LONG-TERM ISSUE CREDIT RATINGS:

AAA: An obligation rated ‘AAA’ has the highest rating assigned by S&P. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA: An obligation rated ‘AA’ differs from the highest-rated obligors only to a small degree. The obligor’s capacity to meet its financial commitments on the obligation is very strong.

A: An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitments on the obligation is still strong.

BBB: An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, and CC and C

Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB: An obligation rated ‘BB’ is less vulnerable to non-payment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B: An obligation rated ‘B’ is more vulnerable than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC: An obligation rated ‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial or, economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC: An obligation rated ‘CC’ is currently highly vulnerable to nonpayment.

C: A subordinated debt or preferred stock obligation rated ‘C’ is currently highly vulnerable to nonpayment. The ‘C’ rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. A ‘C’ also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

D: A obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or Minus (-): The ratings from ‘AA’ to’ CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

NR: This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular obligation as a matter of policy.

SHORT-TERM ISSUE CREDIT RATINGS

A-1: A short-term obligation rated ‘A-1’ is rated in the highest category by S&P. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitments on these obligation is extremely strong.

A-2: A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3: A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B: A short-term obligation rated ‘B’ is regarded as having significant speculative characteristics. Ratings of ‘B-1’, ‘B-2’, and ‘B-3’ may be assigned to indicate finer distinctions within the ‘B’ category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B-1: A short-term obligation rated ‘B-1’ is regarded as having significant speculative characteristics, but the obligor has a relatively stronger capacity to meet their financial commitments over the short-term compared to other speculative-grade obligors.

B-2: A short-term obligation rated ‘B-2’ is regarded as having significant speculative characteristics, and the obligor has an average speculative-grade capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

B-3: A short-term obligation rated ‘B-3’ is regarded as having significant speculative characteristics, and the obligor has a relatively weaker capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

C: A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation.

D: A short-term obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

ISSUER CREDIT RATINGS DEFINTIONS

Issuer credit ratings are based on current information furnished by obligors or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any issuer credit rating and may, on occasion, rely on unaudited financial information. Issuer credit ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances. Issuer credit ratings can either be long or short term. Short-term issuer credit ratings reflect the obligor’s creditworthiness over a short-term horizon.

LONG-TERM ISSUER CREDIT RATINGS

AAA: An obligor rated ‘AAA’ has extremely strong capacity to meet its financial commitments. ‘AAA’ is the highest issuer credit rating assigned by S&P.

AA: An obligor rated ‘AA’ has very strong capacity to meet its financial commitments. It differs from the highest-rated obligors only to a small degree.

A: An obligor rated ‘A’ has strong capacity to meet its financial commitments but is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligors in higher-rated categories.

BBB: An obligor rated ‘BBB’ has adequate capacity to meet its financial commitments. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitments.

BB, B, CCC and CC

Obligors rated ‘BB’, ‘B’, ‘CCC’, and ‘CC’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘CC’ the highest. While such obligors will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB: An obligor ‘BB’ is less vulnerable in the near term than other lower-rated obligors. However, it faces major ongoing uncertainties and exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitments.

B: An obligor rated ‘B’ is more vulnerable than the obligors rated ‘BB’, but the obligor currently has the capacity to meet its financial commitments. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meets its financial commitments.

CCC: An obligor rated ‘CCC’ is currently vulnerable, and is dependent upon favorable business, financial, and economic conditions to meet its financial commitments.

CC: An obligor rated ‘CC’ is currently highly vulnerable.

Plus (+) or Minus (-): The ratings from ‘AA’ to’ CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

R: An obligor rated ‘R’ is under regulatory supervision owing to its financial condition. During the pendency of the regulatory supervision the regulators may have the power to favor one class of obligations over others or pay some obligations and not others. Please see S&P’s issue credit ratings for a more detailed description of the effects of regulatory supervision on specific issues or classes of obligations.

SD and D: An obligor rated ‘SD’ (selective default) or ‘D’ has failed to pay one or more of its obligations (rated or unrated) when it came due. A ‘D’ rating is assigned when S&P believes that the default will be a general default and that the obligor will fail to pay all or substantially all of its obligations as they come due. An ‘SD’ rating is assigned when S&P believes that the obligor has selectively defaulted on a specific issue or class of obligations but it will continue to meet its payment obligations on other issues or classes of obligations in a timely manner. Please see S&P’s issue credit ratings for a more detailed description of the effects of a default on specific issues or classes of obligations.

NR: An issuer designated NR is not rated.

SHORT-TERM ISSUER CREDIT RATINGS

A-1: An obligor rated ‘A-1’ has strong capacity to meet its financial commitments. It is rated in the highest category by S&P. Within this category, certain obligors are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitments is extremely strong.

A-2: An obligor rated ‘A-2’ has satisfactory capacity to meet its financial commitments. However, it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligors in the highest rating category.

A-3: An obligor rated ‘A-3’ has adequate capacity to meet its financial obligations. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitments.

B: An obligor rated ‘B’ is regarded as vulnerable and has significant speculative characteristics. Ratings ‘B-1’, ‘B-2’, and ‘B-3’ may be assigned to indicate finer distinctions within the ‘B’ category. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitments.

B-1: Obligors with a ‘B-1’ short-term rating have a relatively stronger capacity to meet their financial commitments over the short-term compared to other speculative-grade obligors.

B-2: Obligors with a ‘B-2’ short-term rating have an average speculative-grade capacity to meet their financial commitments over the short-term compared to other speculative-grade obligors.

B-3: Obligors with a ‘B-3’ short-term rating have a relatively weaker capacity to meet their financial commitments over the short-term compared to other speculative-grade obligors.

C: An obligor rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for it to meet its financial commitments.

R: An obligor rated ‘R’ is under regulatory supervision owing to its financial condition. During the pendency of the regulatory supervision the regulators may have the power to favor one class of obligations over others or pay some obligations and not others. Please see S&P’s issue credit ratings for a more detailed description of the effects of regulatory supervision on specific issues or classes of obligations.

SD and D: An obligor rated ‘SD’ (selective default) or ‘D’ has failed to pay one or more of its obligations (rated or unrated) when it came due. A ‘D’ rating is assigned when S&P believes that the default will be a general default and that the obligor will fail to pay all or substantially all of its obligations as they come due. An ‘SD’ rating is assigned when S&P believes that the obligor has selectively defaulted on a specific issue or class of obligations but it will continue to meet its payment obligations on other issues or classes of obligations in a timely manner. Please see S&P’s issue credit ratings for a more detailed description of the effects of a default on specific issues or classes of obligations.

NR: An issuer designated as NR is not rated.

MUNICIPAL RATINGS

SHORT-TERM NOTES: An S&P U.S. municipal note ratings reflects the liquidity factors and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

Amortization schedule--the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

Source of payment--the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

Note rating symbols are as follows:

SP-1: Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt will be given a plus(+) designation.

SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3: Speculative capacity to pay principal and interest.

FITCH RATINGS

LONG-TERM CREDIT RATINGS

Investment Grade

AAA: Highest credit quality ‘AAA’ ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. The capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very high credit quality. ‘AA’ ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A: High credit quality. ‘A’ ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. The capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions that is the case for higher ratings.

BBB: Good credit quality. ‘BBB’ ratings indicate that they are currently expectations of low credit risk. The capacity for payment of financial commitments is considered adequate but adverse changes in circumstances and economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

Speculative Grade

BB: Speculative. ‘BB’ ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met.

Securities rated in this category are not investment grade. The obligor’s ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified that could assist the obligor in satisfying its debt service requirements.

B: Highly speculative. For issuers and performing obligations, ‘B’ ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

For individual obligations, may indicate distressed or defaulted obligations with potential for extremely high recoveries. Such obligations would possess a Recovery of Rating ‘RR1’ (outstanding).

CCC: For issuers and performing obligations, default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic conditions.

For individual obligations, may indicate distressed or defaulted obligations with potential for average to superior levels of recovery. Differences in credit quality may be denoted by plus/minus distinctions. Such obligations typically would possess a Recovery Rating of ‘RR2’ (superior), ‘RR3’ (good) or ‘RR4’ (average).

CC: For issuers and performing obligations, default of some kind appears probable.

For individual obligations, may indicate distressed or defaulted obligations with a Recovery Rating of 'RR4' (average) or 'RR5' (below average).

C: For issuers performing obligations, default is imminent.

For individual obligations, may indicate distressed or defaulted obligations with potential for below-average to poor recoveries. Such obligations would possess a Recovery Rating of ‘RR6’ (poor).

RD: Indicates an entity that has failed to make due payments (within the applicable grace period) on some but not all material financial obligations, but continues to honor other classes of obligations.

D: Indicates an entity or sovereign that has defaulted on all of its financial obligations. Default generally is defined as one of the following:

Failure of an obligor to make timely payment of principal and/or interest under the contractual terms of any financial obligation; The bankruptcy filings, administration, receivership, liquidation or other winding-up or cessation of business of an obligor; The distressed or other coercive exchange of an obligation, where creditors were offered securities with diminished structural or economic terms compared with the existing obligation.

Default ratings are not assigned prospectively; within this context, non-payment on an instrument that contains a deferral feature or grace period will not be considered a default until after the expiration of the deferral or grace period.

Issuers will be rated 'D' upon a default. Defaulted and distressed obligations typically are rated along the continuum of 'C' to 'B' ratings categories, depending upon their recovery prospects and other relevant characteristics. Additionally, in structured finance transactions, where analysis indicates that an instrument is irrevocably impaired such that it is not expected to meet pay interest and/or principal in full in accordance with the terms of the obligation's documentation during the life of the transaction, but where no payment default in accordance with the terms of the documentation is imminent, the obligation may be rated in the 'B' or 'CCC-C' categories.

Default is determined by reference to the terms of the obligations' documentation. Fitch will assign default ratings where it has reasonably determined that payment has not been made on a material obligation in accordance with the requirements of the obligation's documentation, or where it believes that default ratings consistent with Fitch's published definition of default are the most appropriate ratings to assign.

Notes to Long-Term ratings:

The modifiers "+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the 'AAA' Long-term rating category, to categories below 'CCC', or to Short-term ratings other than 'F1'. (The +/- modifiers are only used to denote issues within the CCC category, whereas issuers are only rated CCC without the use of modifiers.)

Short-Term Credit Ratings

The following ratings scale applies to foreign currency and local currency ratings. A Short-term rating has a time horizon of less than 13 months for most obligations, or up to three years for US public finance, in line with industry standards, to reflect unique risk characteristics of bond, tax and revenue anticipation notes that are commonly issued with terms up to three years. Short-term ratings thus place greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

F1: Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2: Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3: Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near term adverse changes could result in a reduction to non investment grade.

B: Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near term adverse changes in financial and economic conditions.

C: High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D: Indicates an entity or sovereign that has defaulted on all of its financial obligations.

Notes to Short-Term ratings:

The modifiers "+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the 'AAA' Long-term rating category, to categories below 'CCC', or to Short-term ratings other than 'F1'. (The +/- modifiers are only used to denote issues within the CCC category, whereas issuers are only rated CCC without the use of modifiers.)

DESCRIPTION OF INSURANCE FINANCIAL STRENGTH RATINGS

Moody’s Investors Service, Inc. Insurance Financial Strength Ratings

Moody’s Insurance Financial Strength Ratings are opinions of the ability of insurance companies to repay punctually senior policyholder claims and obligations. Specific obligations are considered unrated unless they are individually rated because the standing of a particular insurance obligation would depend on an assessment of its relative standing under those laws governing both the obligation and the insurance company. Insurance Companies rated Aaa offer exceptional financial security. While the credit profile of these companies is likely to change, such changes as can be visualized are most unlikely to impair their fundamentally strong position.

Standard &Poor’s Insurance Financial Strength Ratings

A S&P insurer financial strength rating is a current opinion of the financial security characteristics of an insurance organization with respect to its ability to pay under its insurance policies and contracts in accordance with their terms. Insurer financial strength ratings are also assigned to health maintenance organizations and similar health plans with respect to their ability to pay under their policies and contracts in accordance with their terms. This opinion is not specific to any particular policy or contract, nor does it address the suitability of a particular policy or contract for a specific purpose or purchaser. Furthermore, the opinion does not take into account deductibles, surrender or cancellation penalties, timeliness of payment, nor the likelihood of the use of a defense such as fraud to deny claims. For organizations with cross-border or multinational operations, including those conducted by subsidiaries or branch offices, the ratings do not take into account potential that may exist for foreign exchange restrictions to prevent financial obligations from being met. Insurer financial strength ratings are based on information furnished by rated organizations or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may on occasion rely on unaudited financial information. Ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of such information or based on other circumstances. Insurer financial strength ratings do not refer to an organization's ability to meet nonpolicy (i.e. debt) obligations. Assignment of ratings to debt issued by insurers or to debt issues that are fully or partially supported by insurance policies, contracts, or guarantees is a separate process from the determination of insurer financial strength ratings, and follows procedures consistent with issue credit rating definitions and practices. Insurer financial strength ratings are not a recommendation to purchase or discontinue any policy or contract issued by an insurer or to buy, hold, or sell any security issued by an insurer. A rating is not a guaranty of an insurer's financial strength or security. An insurer rated ‘AAA’ has extremely strong financial security characteristics. ‘AAA’ is the highest insurer financial strength rating assigned by S&P.

Fitch Insurer Financial Strength Ratings

The Fitch Insurer Financial Strength (“IFS”) Rating provides an assessment of the financial strength of an insurance organization. The IFS Rating is assigned to the insurance company's policyholder obligations, including assumed reinsurance obligations and contract holder obligations, such as guaranteed investment contracts. The IFS Rating reflects both the ability of the insurer to meet these obligations on a timely basis, and expected recoveries received by claimants in the event the insurer stops making payments or payments are interrupted, due to either the failure of the insurer or some form of regulatory intervention. In the context of the IFS Rating, the timeliness of payments is considered relative to both contract and/or policy terms but also recognizes the possibility of reasonable delays caused by circumstances common to the insurance industry, including claims reviews, fraud investigations and coverage disputes. The IFS Rating does not encompass policyholder obligations residing in separate accounts, unit-linked products or segregated funds, for which the policyholder bears investment or other risks. However, any guarantees provided to the policyholder with respect such obligations are included in the IFS Rating. Expected recoveries are based on Fitch's assessments of the sufficiency of an insurance company's assets to fund policyholder obligations, in a scenario in which payments have been ceased or interrupted. Accordingly, expected recoveries exclude the impact of recoveries obtained from any government sponsored guaranty or policyholder protection funds. Expected recoveries also exclude the impact of collateralizing or security, such as letters of credit or trusteed assets, supporting select reinsurance obligations. IFS Ratings can be assigned to insurance and reinsurance companies in any insurance sector, including the life & annuity, non-life, property/casualty, health, mortgage, financial guaranty, residual value and title insurance sectors, as well as to managed care companies such as health maintenance organizations. The IFS Rating does not address the quality of an insurer's claims handling services or the relative value of products sold. ‘AAA’ IFS Rating is exceptional strong. ‘AAA’ IFS Rating denotes the lowest exception of ceased or interrupted payments. They are assigned only in the case of exceptionally strong capacity to meet policyholder and contract obligations on a timely basis. This capacity is highly unlikely to be adversely affected by foreseeable events.

APPENDIX E

EATON VANCE FUNDS

PROXY VOTING POLICY AND PROCEDURES

I. Overview

The Boards of Trustees (the “Boards”) of the Eaton Vance Funds (the “Funds”) recognize that it is their fiduciary responsibility to actively monitor the Funds’ operations. The Boards have always placed paramount importance on their oversight of the implementation of the Funds’ investment strategies and the overall management of the Funds’ investments. A critical aspect of the investment management of the Funds continues to be the effective assessment and voting of proxies relating to the Funds’ portfolio securities. While the Boards will continue to delegate the day-to-day responsibilities relating to the management of the proxy-voting process to the relevant investment adviser or sub-adviser, if applicable, of the Fund (or its underlying portfolio in the case of a master-feeder arrangement), the Boards have determined that it is in the interests of the Funds’ shareholders to adopt these written proxy voting policy and procedures (the “Policy”). For purposes of this Policy the term “Fund” shall include a Fund’s underlying portfolio in the case of a master-feeder arrangement and the term “Adviser” shall mean the adviser to a Fund or its sub-adviser if a sub-advisory relationship exists.

II. Delegation of Proxy Voting Responsibilities

Pursuant to investment advisory agreements between each Fund and its Adviser, the Adviser has long been responsible for reviewing proxy statements relating to Fund investments and, if the Adviser deems it appropriate to do so, to vote proxies on behalf of the Funds. The Boards hereby formally delegate this responsibility to the Adviser, except as otherwise described in this Policy. In so doing, the Boards hereby adopt on behalf of each Fund the proxy voting policies and procedures of the Adviser(s) to each Fund as the proxy voting policies and procedures of the Fund. The Boards recognize that the Advisers may from time to time amend their policies and procedures. The Advisers will report material changes to the Boards in the manner set forth in Section V below. In addition, the Boards will annually review and approve the Advisers’ proxy voting policies and procedures.

III. Delegation of Proxy Voting Disclosure Responsibilities

The Securities and Exchange Commission (the “Commission”) recently enacted certain new reporting requirements for registered investment companies. The Commission’s new regulations require that funds (other than those which invest exclusively in non-voting securities) make certain disclosures regarding their proxy voting activities. The most significant disclosure requirement for the Funds is the duty pursuant to Rule 30b1-4 promulgated under the Investment Company Act of 1940, as amended (the “1940 Act”), to file Form N-PX no later than August 31st of each year beginning in 2004. Under Form N-PX, each Fund will be required to disclose, among other things, information concerning proxies relating to the Fund’s portfolio investments, whether or not the Fund (or its Adviser) voted the proxies relating to securities held by the Fund and how it voted in the matter and whether it voted for or against management.

The Boards hereby delegate to each Adviser the responsibility for recording, compiling and transmitting in a timely manner all data required to be filed on Form N-PX to Eaton Vance Management, which acts as administrator to each of the Funds (the “Administrator”), for each Fund that such Adviser manages. The Boards hereby delegate the responsibility to file Form N-PX on behalf of each Fund to the Administrator.

IV. Conflict of Interest

The Boards expect each Adviser, as a fiduciary to the Fund(s) it manages, to put the interests of each Fund and its shareholders above those of the Adviser. In the event that in connection with its proxy voting responsibilities a material conflict of interest arises between a Fund’s shareholders and the Fund’s Adviser or the Administrator (or any of their affiliates) or any affiliated person of the Fund, and the Proxy Administrator intends to vote the proxy in a manner inconsistent with the guidelines approved by the Board, the Adviser, to the extent it is aware or reasonably should have been aware of the material conflict, will refrain from voting any proxies related to companies giving rise to such material conflict until it notifies and consults with the appropriate Board(s), or a committee or sub-committee of such Board concerning the material conflict.

Once the Adviser notifies the relevant Board(s), committee or sub-committee of the Board, of the material conflict, the Board(s), committee or sub-committee, shall convene a meeting to review and consider all relevant materials related to the proxies involved. In considering such proxies, the Adviser shall make available all materials requested by the Board, committee or sub-committee and make reasonably available appropriate personnel to discuss the matter upon request. The Board, committee or sub-committee will instruct the Adviser on the appropriate course of action. If the Board, committee or sub-committee is unable to meet and the failure to vote a proxy would have a material adverse impact on the Fund(s) involved, each Adviser will have the right to vote such proxy, provided that it discloses the existence of the material conflict to the Board, committee or sub-committee at its next meeting.

Any determination regarding the voting of proxies of each Fund that is made by the committee or sub-committee shall be deemed to be a good faith determination regarding the voting of proxies by the full Board.

V. Reports

The Administrator shall make copies of each Form N-PX filed on behalf of the Funds available for the Boards’ review upon the Boards’ request. The Administrator (with input from the Adviser for the relevant Fund(s)) shall also provide any reports reasonably requested by the Boards regarding the proxy voting records of the Funds.

Each Adviser shall annually report any material changes to such Adviser’s proxy voting policies and procedures to the relevant Board(s) and the relevant Board(s) will annually review and approve the Adviser’s proxy voting policies and procedures. Each Adviser shall report any changes to such Adviser’s proxy voting policies and procedures to the Administrator prior to implementing such changes in order to enable the Administrator to effectively coordinate the Funds’ disclosure relating to such policies and procedures.

APPENDIX F

EATON VANCE MANAGEMENT BOSTON MANAGEMENT AND RESEARCH PROXY VOTING POLICIES AND PROCEDURES

I. Introduction

Eaton Vance Management, Boston Management and Research and Eaton Vance Investment Counsel (each an “Adviser” and collectively the “Advisers”) have each adopted and implemented policies and procedures that each Adviser believes are reasonably designed to ensure that proxies are voted in the best interest of clients, in accordance with its fiduciary duties and Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Advisers’ authority to vote the proxies of their clients is established by their advisory contracts or similar documentation, such as the Eaton Vance Funds Proxy Voting Policy and Procedures. These proxy policies and procedures reflect the U.S. Securities and Exchange Commission (“SEC”) requirements governing advisers and the long-standing fiduciary standards and responsibilities for ERISA accounts set out in the Department of Labor Bulletin 94-2 C.F.R. 2509.94-2 (July 29, 1994).

II. Overview

Each Adviser manages its clients’ assets with the overriding goal of seeking to provide the greatest possible return to such clients consistent with governing laws and the investment policies of each client. In pursuing that goal, each Adviser seeks to exercise its clients’ rights as shareholders of voting securities to support sound corporate governance of the companies issuing those securities with the principle aim of maintaining or enhancing the companies’ economic value.

The exercise of shareholder rights is generally done by casting votes by proxy at shareholder meetings on matters submitted to shareholders for approval (for example, the election of directors or the approval of a company’s stock option plans for directors, officers or employees). Each Adviser is adopting the formal written Guidelines described in detail below and will utilize such Guidelines in voting proxies on behalf of its clients. These Guidelines are designed to promote accountability of a company’s management and board of directors to its shareholders and to align the interests of management with those of shareholders.

Each Adviser will vote any proxies received by a client for which it has sole investment discretion through a third-party proxy voting service (“Agent”) in accordance with customized policies, as approved by the Boards of Trustees of the Eaton Vance Funds and, with respect to proxies referred back to the Adviser by the Agent pursuant to the Guidelines, in a manner that is reasonably designed to eliminate any potential conflicts of interest, as described more fully below. The Agent is currently Institutional Shareholder Services Inc. Proxies will be voted in accordance with client-specific guidelines and an Eaton Vance Fund’s sub-adviser’s proxy voting policies and procedures, if applicable.

No set of guidelines can anticipate all situations that may arise. In special cases, the Proxy Administrator (the person specifically charged with the responsibility to oversee the Agent and coordinate the voting of proxies referred back to the Adviser by the Agent) may seek insight from the Proxy Group established by the Advisers. The Proxy Group will assist in the review of the Agent’s recommendation when a proxy voting issue is referred to the Proxy Group through the Proxy Administrator. The members of the Proxy Group, which may include employees of the Advisers’ affiliates, may change at the Advisers’ discretion.

III. Roles and Responsibilities

A. Proxy Administrator

The Proxy Administrator will assist in the coordination of the voting of each client’s proxy in accordance with the Guidelines below and the Funds’ Proxy Voting Policy and Procedures. The Proxy Administrator is authorized to direct the Agent to vote a proxy in accordance with the Guidelines. Responsibilities assigned herein to the Proxy Administrator, or activities in support thereof, may be performed by such members of the Proxy Group or employees of the Advisers’ affiliates as are deemed appropriate by the Proxy Group.

B. Agent

An independent proxy voting service (the “Agent”), as approved by the Board of each Fund, shall be engaged to assist in the voting of proxies. The Agent is currently Institutional Shareholder Services Inc. The Agent is responsible for coordinating with the clients’ custodians and the Advisers to ensure that all proxy materials received by the custodians relating to the portfolio securities are processed in a timely fashion. The Agent is required to vote and/or refer all proxies in accordance with the Guidelines below. The Agent shall retain a record of all proxy votes handled by the Agent. Such record must reflect all of the information required to be disclosed in a Fund’s Form N-PX pursuant to Rule 30b1-4 under the Investment Company Act of

1940. In addition, the Agent is responsible for maintaining copies of all proxy statements received by issuers and to promptly provide such materials to an Adviser upon request.

Subject to the oversight of the Advisers, the Agent shall establish and maintain adequate internal controls and policies in connection with the provision of proxy voting services to the Advisers, including methods to reasonably ensure that its analysis and recommendations are not influenced by a conflict of interest, and shall disclose such controls and policies to the Advisers when and as provided for herein. Unless otherwise specified, references herein to recommendations of the Agent shall refer to those in which no conflict of interest has been identified.

C. Proxy Group

The Adviser shall establish a Proxy Group which shall assist in the review of the Agent’s recommendations when a proxy voting issue has been referred to the Proxy Administrator by the Agent. The members of the Proxy Group, which may include employees of the Advisers’ affiliates, may be amended from time to time at the Advisers’ discretion.

For each proposal referred to the Proxy Group, the Proxy Group will review the (i) Guidelines, (ii) recommendations of the Agent, and (iii) any other resources that any member of the Proxy Group deems appropriate to aid in a determination of the recommendation.

If the Proxy Group recommends a vote in accordance with the Guidelines, or the recommendation of the Agent, where applicable, it shall instruct the Proxy Administrator to so advise the Agent.

If the Proxy Group recommends a vote contrary to the Guidelines, or the recommendation of the Agent, where applicable, or if the proxy statement relates to a conflicted company of the Agent, as determined by the Advisers, it shall follow the procedures for such voting outlined below.

The Proxy Administrator shall use best efforts to convene the Proxy Group with respect to all matters requiring its consideration. In the event the Proxy Group cannot meet in a timely manner in connection with a voting deadline, the Proxy Administrator shall follow the procedures for such voting outlined below.

IV. Proxy Voting Guidelines ("Guidelines")

A. General Policies

It shall generally be the policy of the Advisers to take no action on a proxy for which no client holds a position or otherwise maintains an economic interest in the relevant security at the time the vote is to be cast.

In all cases except those highlighted below, it shall generally be the policy of the Advisers to vote in accordance with the recommendation by the Agent, Institutional Shareholder Services Inc.

When a fund client participates in the lending of its securities and the securities are on loan at the record date, proxies related to such securities generally will not be forwarded to the relevant Adviser by the fund’s custodian and therefore will not be voted. In the event that the Adviser determines that the matters involved would have a material effect on the applicable fund’s investment in the loaned securities, the fund will exercise its best efforts to terminate the loan in time to be able to cast such vote or exercise such consent.

Interpretation and application of these Guidelines is not intended to supersede any law, regulation, binding agreement or other legal requirement to which an issuer may be or become subject. The Guidelines relate to the types of proposals that are most frequently presented in proxy statements to shareholders. Absent unusual circumstances, each Adviser will utilize these Guidelines when voting proxies on behalf of its clients. The Guidelines may be revised at any time, provided such revisions are reported to the Boards of Trustees of the Eaton Vance Funds.

B. Proposals Regarding Mergers and Corporate Restructurings

The Agent shall be directed to refer proxy proposals accompanied by its written analysis and voting recommendation to the Proxy Administrator for all proposals relating to Mergers and Corporate Restructurings.

C. Proposals Regarding Mutual Fund Proxies – Disposition of Assets/Termination/Liquidation and Mergers

The Agent shall be directed to refer proxy proposals accompanied by its written analysis and voting recommendation to the Proxy Administrator for all proposals relating to the Disposition of Assets/Termination/Liquidation and Mergers contained in mutual fund proxies.

D. Corporate Structure Matters/Anti-Takeover Defenses

As a general matter, the Advisers will normally vote against anti-takeover measures and other proposals designed to limit the ability of shareholders to act on possible transactions (except in the case of closed-end management investment companies).

E. Social and Environmental Issues

The Advisers generally support management on social and environmental proposals.

F. Voting Procedures

Upon receipt of a referral from the Agent or upon advice from an Eaton Vance investment professional, the Proxy Administrator may solicit additional research from the Agent, as well as from any other source or service.

1.	WITHIN-GUIDELINES VOTES: Votes in Accordance with the Guidelines and/or, where applicable, Agent Recommendation

In the event the Proxy Administrator recommends a vote within Guidelines and/or, where applicable, in accordance with the Agent’s recommendation, the Proxy Administrator will instruct the Agent to vote in this manner.

2.	NON-VOTES: Votes in Which No Action is Taken

The Proxy Administrator may recommend that a client refrain from voting under the following circumstances: (i) if the economic effect on shareholders' interests or the value of the portfolio holding is indeterminable or insignificant, e.g., proxies in connection with securities no longer held in the portfolio of a client or proxies being considered on behalf of a client that is no longer in existence; or (ii) if the cost of voting a proxy outweighs the benefits, e.g., certain international proxies, particularly in cases in which share blocking practices may impose trading restrictions on the relevant portfolio security. In such instances, the Proxy Administrator may instruct the Agent not to vote such proxy.

Reasonable efforts shall be made to secure and vote all other proxies for the clients, but, particularly in markets in which shareholders' rights are limited, Non-Votes may also occur in connection with a client's related inability to timely access ballots or other proxy information in connection with its portfolio securities.

Non-Votes may also result in certain cases in which the Agent's recommendation has been deemed to be conflicted, as provided for herein.

3.	OUT-OF-GUIDELINES VOTES: Votes Contrary to Guidelines, or Agent Recommendation, where applicable, Where No Recommendation is Provided by Agent, or Where Agent's Recommendation is Conflicted

If the Proxy Administrator recommends that a client vote contrary to the Guidelines, or the recommendation of the Agent, where applicable, if the Agent has made no recommendation on a matter requiring case-by-case consideration and the Guidelines are silent, or the Agent's recommendation on a matter requiring case-by-case consideration is deemed to be conflicted, the Proxy Administrator will forward the Agent’s analysis and recommendation and any research obtained from the Agent or any other source to the Proxy Group. The Proxy Group may consult with the Agent as it deems necessary. The Proxy Administrator will instruct the Agent to vote the proxy as recommended by the Proxy Group. The Adviser will provide a report to the Boards of Trustees of the Eaton Vance Funds reflecting any votes cast contrary to the Guidelines or Agent Recommendation, as applicable, and shall do so no less than annually.

The Proxy Administrator will maintain a record of all proxy questions that have been referred by the Agent, all applicable recommendations, analysis and research received and any resolution of the matter.

V. Recordkeeping

The Advisers will maintain records relating to the proxies they vote on behalf of their clients in accordance with Section 204-2 of the Investment Advisers Act of 1940, as amended. Those records will include:

  A copy of the Advisers’ proxy voting policies and procedures;
  Proxy statements received regarding client securities. Such proxy statements received from issuers are either in the SEC’s EDGAR database or are kept by the Agent and are available upon request;
  A record of each vote cast;
  A copy of any document created by the Advisers that was material to making a decision on how to vote a proxy for a client or that memorializes the basis for such a decision; and
  Each written client request for proxy voting records and the Advisers’ written response to any client request (whether written or oral) for such records.

All records described above will be maintained in an easily accessible place for five years and will be maintained in the offices of the Advisers or their Agent for two years after they are created.

VI. Assessment of Agent and Identification and Resolution of Conflicts with Clients

A. Assessment of Agent

The Advisers shall establish that the Agent (i) is independent from the Advisers, (ii) has resources that indicate it can competently provide analysis of proxy issues, and (iii) can make recommendations in an impartial manner and in the best interests of the clients and, where applicable, their beneficial owners. The Advisers shall utilize, and the Agent shall comply with, such methods for establishing the foregoing as the Advisers may deem reasonably appropriate and shall do so not less than annually as well as prior to engaging the services of any new proxy voting service. The Agent shall also notify the Advisers in writing within fifteen (15) calendar days of any material change to information previously provided to an Adviser in connection with establishing the Agent's independence, competence or impartiality.

B. Conflicts of Interest

As fiduciaries to their clients, each Adviser puts the interests of its clients ahead of its own. In order to ensure that relevant personnel of the Advisers are able to identify potential material conflicts of interest, each Adviser will take the following steps:

• Quarterly, the Eaton Vance Legal and Compliance Department will seek information from the department heads of each department of the Advisers and of Eaton Vance Distributors, Inc. (“EVD”) (an affiliate of the Advisers and principal underwriter of certain Eaton Vance Funds). Each department head will be asked to provide a list of significant clients or prospective clients of the Advisers or EVD.
• A representative of the Legal and Compliance Department will compile a list of the companies identified (the “Conflicted
Companies”) and provide that list to the Proxy Administrator.
• The Proxy Administrator will compare the list of Conflicted Companies with the names of companies for which he or she has been referred a proxy statement (the “Proxy Companies”). If a Conflicted Company is also a Proxy Company, the
Proxy Administrator will report that fact to the Proxy Group.
• If the Proxy Administrator expects to instruct the Agent to vote the proxy of the Conflicted Company strictly according to the Guidelines contained in these Proxy Voting Policies and Procedures (the “Policies”) or the recommendation of the
Agent, as applicable, he or she will (i) inform the Proxy Group of that fact, (ii) instruct the Agent to vote the proxies and
(iii) record the existence of the material conflict and the resolution of the matter.
• If the Proxy Administrator intends to instruct the Agent to vote in a manner inconsistent with the Guidelines contained herein or the recommendation of the Agent, as applicable, the Proxy Group, in consultation with Eaton Vance senior management, will then determine if a material conflict of interest exists between the relevant Adviser and its clients. If the Proxy Group, in consultation with Eaton Vance senior management, determines that a material conflict exists, prior to instructing the Agent to vote any proxies relating to these Conflicted Companies the Adviser will seek instruction on how the proxy should be voted from:

  The client, in the case of an individual or corporate client;
  In the case of a Fund, its board of directors, any committee or sub-committee or group of Independent Trustees (as long as such committee, sub-committee or group contains at least two or more Independent Trustees); or
  The adviser, in situations where the Adviser acts as a sub-adviser to such adviser.

The Adviser will provide all reasonable assistance to each party to enable such party to make an informed decision.

If the client, Fund board or adviser, as the case may be, fails to instruct the Adviser on how to vote the proxy, the Adviser will generally instruct the Agent, through the Proxy Administrator, to abstain from voting in order to avoid the appearance of impropriety. If however, the failure of the Adviser to vote its clients’ proxies would have a material adverse economic impact on the Advisers’ clients’ securities holdings in the Conflicted Company, the Adviser may instruct the Agent, through the Proxy Administrator, to vote such proxies in order to protect its clients’ interests. In either case, the Proxy Administrator will record the existence of the material conflict and the resolution of the matter.

The Advisers shall also identify and address conflicts that may arise from time to time concerning the Agent. Upon the Advisers’ request, which shall be not less than annually, and within fifteen (15) calendar days of any material change to such information previously provided to an Adviser, the Agent shall provide the Advisers with such information as the Advisers deem reasonable and appropriate for use in determining material relationships of the Agent that may pose a conflict of interest with respect to the Agent’s proxy analysis or recommendations. Such information shall include, but is not limited to, a monthly report from the Agent detailing the Agent’s Corporate Securities Division clients and related revenue data. The Advisers shall review such information on a monthly basis. The Proxy Administrator shall instruct the Agent to refer any proxies for which a material conflict of the Agent is deemed to be present to the Proxy Administrator. Any such proxy referred by the Agent shall be referred to the Proxy Group for consideration accompanied by the Agent’s written analysis and voting recommendation. The Proxy Administrator will instruct the Agent to vote the proxy as recommended by the Proxy Group.

PART C - OTHER INFORMATION

Item 23.Exhibits (with inapplicable items omitted)

(a)	(1)	Declaration of Trust of Eaton Vance Municipals Trust II dated October 25, 1993, filed as Exhibit
(1)(a) to Post-Effective Amendment No. 4 filed March 1, 1996 (Accession No. 0000950156-96-
000229) and incorporated herein by reference.
	(2)	Amendment dated June 23, 1997 to the Declaration of Trust filed as Exhibit (1)(b) to Post-Effective
Amendment No. 10 filed January 30, 1998 (Accession No. 0000950156-98-000117) and
incorporated herein by reference.
	(3)	Amendment dated August 11, 2008 to the Declaration of Trust filed as Exhibit (a)(3) to Post-
Effective Amendment No. 28 filed November 20, 2008 (Accession No. 0000940394-08-
001433) and incorporated herein by reference.
	(4)	Amended and Restated Establishment and Designation of Series of Shares effective February 1,
2010 filed herewith.
(b)	(1)	By-Laws dated October 25, 1993 filed as Exhibit (2)(a) to Post-Effective Amendment No. 4 filed
March 1, 1996 (Accession No. 0000950156-96-000229) and incorporated herein by reference.
	(2)	Amendment to By-Laws dated December 13, 1993 filed as Exhibit (b)(2) to Post-Effective
Amendment No. 4 filed March 1, 1996 (Accession No. 0000950156-96-000229) and incorporated herein by reference.
	(3)	Amendment to By-Laws dated June 18, 2002 filed as Exhibit (b)(3) to Post-Effective Amendment
No. 17 filed May 27, 2003 (Accession No. 0000940394-03-000340) and incorporated herein by reference.
	(4)	Amendment to By-Laws dated February 7, 2005 filed as Exhibit (b)(4) to Post-Effective
Amendment No. 19 filed March 31, 2005 (Accession No. 09000940394-05-000382) and
incorporated herein by reference.
	(5)	Amendment to By-Laws dated December 11, 2006 filed as Exhibit (b)(5) to Post-Effective
Amendment No. 23 filed March 9, 2007 (Accession No. 0000940394-07-000274) and incorporated herein by reference.
	(6)	Amendment to By-Laws dated August 11, 2008 filed as Exhibit (b)(6) to Post-Effective Amendment
No. 28 filed November 20, 2008 (Accession No. 0000940394-08-001433) and incorporated herein by reference.
(c)		Reference is made to Item 23(a) and 23(b) above.
(d)	(1)	Investment Advisory Agreement dated September 10, 2004 with Boston Management and
Research for Eaton Vance Florida Municipals Fund filed as Exhibit (d)(1) to Post-Effective
Amendment No. 20 filed May 26, 2005 (Accession No. 0000950156-05-000681) and incorporated herein by reference.
	(2)	Investment Advisory Agreement dated September 10, 2004 with Boston Management and
Research for Eaton Vance Hawaii Municipals Fund filed Exhibit (d)(2) to Post-Effective Amendment
No. 20 filed May 26, 2005 (Accession No. 0000950156-05-000681) and incorporated herein by reference.
	(3) (a)	Investment Advisory Agreement dated September 10, 2004 with Boston Management and
Research for Eaton Vance High Yield Municipals Fund filed Exhibit (d)(3)(a) to Post-Effective
Amendment No. 20 filed May 26, 2005 (Accession No. 0000950156-05-000681) and incorporated herein by reference.
	(b)	Fee Reduction Agreement dated September 10, 2004 with Boston Management and Research for
Eaton Vance High Yield Municipals Fund filed Exhibit (d)(3)(b) to Post-Effective Amendment No. 20 filed May 26, 2005 (Accession No. 0000950156-05-000681) and incorporated herein by reference.

	(4)		Investment Advisory Agreement dated September 10, 2004 with Boston Management and
Research for Eaton Vance Kansas Municipals Fund filed as Exhibit (d)(4) to Post-Effective
Amendment No. 20 filed May 26, 2005 (Accession No. 0000950156-05-000681) and incorporated herein by reference.
	(5)		Investment Advisory and Administrative Services Agreement dated February 3, 2009 with Eaton
Vance Management for Eaton Vance Tax-Advantaged Bond Strategies Fund filed as Exhibit (d)(5) to
Post-Effective Amendment No. 29 filed March 9, 2009 (Accession No. 0000940394-09-000209)
and incorporated herein by reference.
	(6)		Investment Advisory and Administrative Agreement dated December 2, 2009 with Eaton Vance
Management for Eaton Vance Tax-Advantaged Bond Strategies Intermediate Term Fund filed as
Exhibit (d)(6) to Post-Effective Amendment No. 33 filed December 2, 2009 (Accession No.
0000940394-09-000951) and incorporated herein by reference.
	(7)		Investment Advisory and Administrative Agreement dated December 2, 2009 with Eaton Vance
Management for Eaton Vance Tax-Advantaged Bond Strategies Long Term Fund filed as Exhibit
(d)(7) to Post-Effective Amendment No. 33 filed December 2, 2009 (Accession No. 0000940394-
09-000951) and incorporated herein by reference.
(e)	(1)		Distribution Agreement between Eaton Vance Municipals Trust II and Eaton Vance Distributors, Inc.
effective June 23, 1997 with attached Schedule A effective June 23, 1997 filed as Exhibit (6)(a) to
Post-Effective Amendment No. 10 filed January 30, 1998 (Accession No. 0000950156-98-
000117) and incorporated herein by reference.
	(2)		Amended and Restated Distribution Agreement between Eaton Vance Municipals Trust II and Eaton
Vance Distributors, Inc. dated February 3, 2009 with attached Schedule A filed as Exhibit (e)(2) to
Post-Effective Amendment No. 29 filed March 9, 2009 (Accession No. 0000940394-09-000209)
and incorporated herein by reference.
		(a)	Amended Schedule A dated October 19, 2009 to Amended and Restated Distribution Agreement
between Eaton Vance Municipals Trust II and Eaton Vance Distributors, Inc. filed as Exhibit (e)(2)(a)
to Post-Effective Amendment No. 33 filed December 2, 2009 (Accession No. 0000940394-09-
000951) and incorporated herein by reference.
	(3)		Selling Group Agreement between Eaton Vance Distributors, Inc. and Authorized Dealers filed as
Exhibit (e)(2) to Post-Effective Amendment No. 85 of Eaton Vance Special Investment Trust (File
Nos. 2-27962, 811-1545) filed April 26, 2007 (Accession No. 0000940394-07-000430) and
incorporated herein by reference.
(f)			The Securities and Exchange Commission has granted the Registrant an exemptive order that permits the Registrant to enter into deferred compensation arrangements with its independent
Trustees. See in the Matter of Capital Exchange Fund, Inc., Release No. IC-20671 (November 1,
1994).
(g)	(1)		Custodian Agreement with Investors Bank & Trust Company dated August 1, 1995 filed as Exhibit
(8)(a) to Post-Effective Amendment No. 4 filed March 1, 1996 (Accession No. 0000950156-96-
000229) and incorporated herein by reference.
	(2)		Amendment to Custodian Agreement with Investors Bank & Trust Company dated October 23,
1995 filed as Exhibit (8)(b) to Post-Effective Amendment No. 4 filed March 1, 1996 (Accession No.
0000950156-96-000229) and incorporated herein by reference.
	(3)		Amendment to Master Custodian Agreement with Investors Bank & Trust Company dated December
21, 1998 filed as Exhibit (g)(3) to Post-Effective Amendment No. 78 of Eaton Vance Municipals
Trust (File Nos. 33-572, 811-4409) filed January 25, 1999 (Accession No. 0000950156-99-
000050) and incorporated herein by reference.
	(4)		Extension Agreement dated August 31, 2005 to Master Custodian agreement with Investors Bank &
Trust Company filed as Exhibit (j)(2) to Pre-Effective Amendment No. 2 of Eaton Vance Tax-
Managed Global Buy-Write Opportunities Fund N-2 (File Nos. 333-123961, 811-21745) filed
September 26, 2005 (Accession No. 0000940394-05-005528) and incorporated herein by reference.

(5)		Delegation Agreement dated December 11, 2000 with Investors Bank & Trust Company filed as
Exhibit (j)(e) to the Eaton Vance Prime Rate Reserves N-2, Amendment No. 5 (File Nos. 333-
32276, 811-05808) filed April 3, 2001 (Accession No. 0000940394-01-500125) and incorporated herein by reference.
(h) (1)		Amended Administrative Services Agreement between Eaton Vance Municipals Trust II (on behalf of each of its series) and Eaton Vance Management dated June 19, 1995 with attached schedules filed as Exhibit (9)(b) to Post-Effective Amendment No. 4 filed March 1, 1996 (Accession No.
0000950156-96-000229) and incorporated herein by reference.
(2)	(a)	Transfer Agency Agreement dated as of August 1, 2008 filed as Exhibit (h)(1) to Post-Effective
Amendment No. 70 of Eaton Vance Series Trust II (File Nos. 02-42722, 811-02258) filed October
27, 2008 (Accession No. 0000940394-08-001324) and incorporated herein by reference.
	(b)	Red Flags Services Amendment effective May 1, 2009 to the Transfer Agency Agreement dated
August 1, 2008 filed as Exhibit (h)(2)(b) to Post-Effective Amendment No. 31 filed May 28, 2009
(Accession No. 0000940394-09-000411) and incorporated herein by reference.
(3)		Sub-Transfer Agency Services Agreement effective August 1, 2005 between PFPC Inc. and Eaton
Vance Management filed as Exhibit (h)(4) to Post-Effective Amendment No. 109 of Eaton Vance
Mutual Funds Trust (File Nos. 2-90946, 811-4015) filed August 25, 2005 (Accession No.
0000940394-05-000983) and incorporated herein by reference.
(4)	(a)	Expense Waivers/Reimbursements Agreement between Eaton Vance Management and each of the
Trusts (on behalf of certain of their series) listed on Schedule A dated October 16, 2007 filed as
Exhibit (h)(5) to Post-Effective Amendment No. 131 of Eaton Vance Mutual Funds Trust (File Nos.
02-90946, 811-4015) filed November 26, 2007 (Accession No. 0000940394-08-001205) and
incorporated herein by reference.
	(b)	Amended Schedule A effective February 1, 2010 to the Expense Waivers/Reimbursements
Agreement dated October 16, 2007 filed as Exhibit (h)(5)(b) to Post-Effective Amendment No. 109
of Eaton Vance Growth Trust (File Nos. 02-22019, 811-1241) filed January 28, 2010
(Accession No. 0000940394-10-000074) and incorporated herein by reference.
(i)		Opinion of Internal Counsel dated January 29, 2010 filed herewith.
(m) (1)	(a)	Eaton Vance Municipals Trust II Class A Distribution Plan adopted June 23, 1997 and amended
April 24, 2006 with attached Schedule A filed as Exhibit (m)(1) to Post-Effective Amendment No.
21 filed May 26, 2006 (Accession No. 0000940394-06-000556) and incorporated herein by reference.
	(b)	Amendment to Schedule A dated October 19, 2009 of Eaton Vance Municipals Trust II Class A
Distribution Plan adopted June 23, 1997 filed herewith.
(2)		Eaton Vance Municipals Trust II Class B Distribution Plan adopted June 23, 1997 with attached
Schedule A effective June 23, 1997 filed as Exhibit (15)(b) to Post-Effective Amendment No. 10 filed January 30, 1998 (Accession No. 0000950156-98-000117) and incorporated herein by reference.
(3)		Eaton Vance Municipals Trust II Class C Distribution Plan adopted June 23, 1997 with attached
Schedule A effective June 23, 1997 filed as Exhibit (15)(c) to Post-Effective Amendment No. 10 filed January 30, 1998 (Accession No. 0000950156-98-000117) and incorporated herein by reference.
(4)		Eaton Vance Municipals Trust II Class C Distribution Plan on behalf of Eaton Vance Tax-Advantaged
Bond Strategies Fund adopted December 15, 2008 filed as Exhibit (m)(4) to Post-Effective
Amendment No. 29 filed March 9, 2009 (Accession No. 0000940394-09-000209) and incorporated herein by reference.
(5)		Amended and Restated Eaton Vance Municipals Trust II Class C Distribution Plan on behalf of Eaton
Vance Tax-Advantaged Intermediate Term Fund and Eaton Vance Tax-Advantaged Long Term Fund
filed herewith.

(n)	(1)	Amended and Restated Multiple Class Plan for Eaton Vance Funds dated August 6, 2007 filed as
Exhibit (n) to Post-Effective Amendment No. 128 of Eaton Vance Mutual Funds Trust (File Nos. 02-
90946, 811-4015) filed August 10, 2007 (Accession No. 0000940394-07-000956) and
incorporated herein by reference.
	(2)	Schedule A effective October 19, 2009 to Amended and Restated Multiple Class Plan filed as
Exhibit (n)(2) to Post-Effective Amendment No. 150 of Eaton Vance Mutual Funds Trust (File Nos.
2-90946 and 811-4015) filed December 4, 2009 (Accession No. 0000940394-09-000964) and
incorporated herein by reference.
	(3)	Schedule B effective October 19, 2009 to Amended and Restated Multiple Class Plan filed as
Exhibit (n)(3) to Post-Effective Amendment No. 150 of Eaton Vance Mutual Funds Trust (File Nos.
2-90946 and 811-4015) filed December 4, 2009 (Accession No. 0000940394-09-000964) and
incorporated herein by reference.
	(4)	Schedule C effective October 19, 2009 to Amended and Restated Multiple Class Plan filed as
Exhibit (n)(4) to Post-Effective Amendment No. 150 of Eaton Vance Mutual Funds Trust (File Nos.
2-90946 and 811-4015) filed December 4, 2009 (Accession No. 0000940394-09-000964) and
incorporated herein by reference.
(p)		Code of Ethics adopted by Eaton Vance Corp., Eaton Vance Management, Boston Management and
Research, Eaton Vance Distributors, Inc. and the Eaton Vance Funds effective September 1, 2000, as revised October 19, 2009 filed as Exhibit (p) to Post-Effective Amendment No. 119 of Eaton
Vance Municipals Trust (File Nos. 33-572, 811-4409) filed October 26, 2009 (Accession No.
0000940394-09-000803) and incorporated herein by reference.
(q)	(1)	Powers of Attorney for Eaton Vance Municipals Trust II dated April 23, 2007 filed as Exhibit (q) to
Post-Effective Amendment No. 25 (Accession No. 0000940394-07-000558) filed May 4, 2007 and incorporated herein by reference.
	(2)	Power of Attorney for Eaton Vance Municipals Trust II dated January 1, 2008 filed as Exhibit (q)(2)
to Post Effective Amendment No. 27 (Accession No. 0000940394-08-000800) filed May 29,
2008 and incorporated herein by reference.
	(3)	Power of Attorney for Eaton Vance Municipals Trust II dated November 17, 2008 filed as Exhibit
(q)(3) to Post-Effective Amendment No. 28 filed November 20, 2008 (Accession No. 000940394-
08-001433) and incorporated herein by reference.

Item 24.  Persons Controlled by or Under Common Control

Not applicable

Item 25.  Indemnification

     Article IV of the Registrant’s Declaration of Trust permits Trustee and officer indemnification by By-Law, contract and vote. Article XI of the By-Laws contains indemnification provisions. Registrant’s Trustees and officers are insured under a standard mutual fund errors and omissions insurance policy covering loss incurred by reason of negligent errors and omissions committed in their capacities as such.

     The distribution agreement of the Registrant also provides for reciprocal indemnity of the principal underwriter, on the one hand, and the Trustees and officers, on the other.

Item 26.  Business and other Connections of Investment Adviser

     Reference is made to: (i) the information set forth under the caption “Management and Organization” in the Statement of Additional Information; (ii) the Eaton Vance Corp. Form 10-K filed under the Securities Exchange Act of 1934 (File No. 1-8100); and (iii) the Form ADV of Eaton Vance Management (File No. 801-15930)and Boston Management and Research (File No. 801-43127) , filed with the Commission, all of which are incorporated herein by reference.

Item 27.  Principal Underwriters

(a)	Registrant’s principal underwriter, Eaton Vance Distributors, Inc., a wholly-owned subsidiary of Eaton Vance
Corp., is the principal underwriter for each of the registered investment companies named below:
	Eaton Vance Growth Trust	Eaton Vance Mutual Funds Trust
	Eaton Vance Investment Trust	Eaton Vance Series Trust II
	Eaton Vance Managed Income Term Trust	Eaton Vance Special Investment Trust
	Eaton Vance Municipals Trust	Eaton Vance Variable Trust
Eaton Vance Municipals Trust II

(b)
(1)	(2)	(3)
Name and Principal	Positions and Offices	Positions and Offices
Business Address*	with Principal Underwriter	with Registrant

Julie Andrade	Vice President	None
Michelle Baran	Vice President	None
Ira Baron	Vice President	None
Jeffrey P. Beale	Vice President	None
Matthew Bennett	Vice President	None
Brian Blair	Vice President	None
Stephanie H. Brady	Vice President	None
Timothy Breer	Vice President	None
Mark Burkhard	Vice President	None
Peter Campagna	Vice President	None
Eric Caplinger	Vice President	None
Tiffany Cayarga	Vice President	None
Randy Clark	Vice President	None
Michael Collins	Vice President	None
Daniel C. Cataldo	Vice President and Treasurer	None
Eric Cooper	Vice President	None
Patrick Cosgrove	Vice President	None
Peter Crowley	Vice President	None
Rob Curtis	Vice President	None
Russell E. Curtis	Vice President and Chief Operations Officer	None
Kevin Darrow	Vice President	None
Drew Devereaux	Vice President	None
Derek Devine	Vice President	None
Todd Dickinson	Vice President	None
John Dolan	Vice President	None
Brian Dunkley	Vice President	None
James Durocher	Senior Vice President	None
Margaret Egan	Vice President	None
Robert Ellerbeck	Vice President	None
Daniel Ethier	Vice President	None
Troy Evans	Vice President	None
Lawrence L. Fahey	Vice President	None
Thomas E. Faust Jr.	Director	Trustee
Daniel Flynn	Vice President	None
James Foley	Vice President	None
J. Timothy Ford	Vice President	None
Kathleen Fryer	Vice President	None
Jonathan Futterman	Vice President	None

Anne Marie Gallagher	Vice President	None
William M. Gillen	Senior Vice President	None
Hugh S. Gilmartin	Vice President	None
David Gordon	Vice President	None
Linda Grasso	Vice President	None
John Greenway	Vice President	None
Jorge Gutierrez	Vice President	None
Peter Hartman	Vice President	None
Richard Hein	Vice President	None
Joseph Hernandez	Vice President	None
Perry D. Hooker	Vice President	None
Christian Howe	Vice President	None
Thomas Hughes	Vice President	None
Jonathan Isaac	Vice President	None
Elizabeth Johnson	Vice President	None
Lisa M. Jones	Vice President	None
Paul F. Jones	Vice President	None
Steve Jones	Vice President	None
Sean Kelly	Senior Vice President	None
William Kennedy	Vice President	None
Kathleen Krivelow	Vice President	None
Russell Kubie	Vice President	None
David Lefcourt	Vice President	None
Lauren Loehning	Vice President	None
John Loy	Vice President	None
Coleen Lynch	Vice President	None
John Macejka	Vice President	None
Michael Maguire	Vice President	None
Christopher Marek	Vice President	None
Frederick S. Marius	Vice President, Secretary, Clerk and Chief Legal Officer	None
Geoff Marshall	Vice President	None
Christopher Mason	Vice President	None
Judy Snow May	Vice President	None
Daniel McCarthy	Vice President	None
Don McCaughey	Vice President	None
Andy McClelland	Vice President	None
Dave McDonald	Vice President	None
Tim McEwen	Vice President	None
Jac McLean	Senior Vice President	None
David Michaud	Vice President	None
Mark Milan	Vice President	None
Don Murphy	Vice President	None
James A. Naughton	Vice President	None
Matthew Navins	Vice President	None
Mark D. Nelson	Vice President	None
Scott Nelson	Vice President	None
Linda D. Newkirk	Vice President	None
Paul Nicely	Vice President	None
Paul Nobile	Senior Vice President and Chief Marketing Officer	None
Andrew Ogren	Vice President	None
Stephen O’Loughlin	Vice President	None
Philip Pace	Vice President	None

Shannon McHugh Price	Vice President	None
James Putman	Vice President	None
James Queen	Vice President	None
Christopher Remington	Vice President	None
David Richman	Vice President	None
Michael Shea	Vice President	None
Alan Simeon	Vice President	None
Randy Skarda	Vice President	None
Kerry Smith	Vice President	None
Jamie Smoller	Vice President	None
Bill Squadroni	Vice President	None
David Stokkink	Vice President	None
Mike Sullivan	Vice President	None
Frank Sweeney	Vice President	None
Gigi Szekely	Vice President and Chief Compliance Officer	None
Brian Taranto	Vice President and Chief Administrative Officer	None
Wayne Taylor	Vice President	None
Stefan Thielen	Vice President	None
Michael Tordone	Vice President	None
John M. Trotsky	Vice President	None
John Vaughan	Vice President	None
Randolph Verzillo	Vice President	None
Greg Walsh	Vice President	None
Stan Weiland	Vice President	None
Robert J. Whelan	Vice President and Director	None
Greg Whitehead	Vice President	None
Steve Widder	Vice President	None
Matthew J. Witkos	President, Chief Executive Officer and Director	None
Joseph Yasinski	Vice President	None
Trey Young	Vice President	None
Gregor Yuska	Vice President	None

* Address is Two International Place, Boston, MA 02110 (c) Not applicable

Item 28.  Location of Accounts and Records

     All applicable accounts, books and documents required to be maintained by the Registrant by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are in the possession and custody of the Registrant’s custodian, State Street Bank and Trust Company, 200 Clarendon Street, 16th Floor, Mail Code ADM27, Boston, MA 02116, and its transfer agent, PNC Global Investment Servicing (U.S.) Inc., 4400 Computer Drive, Westborough, MA 01581-5120, with the exception of certain corporate documents and portfolio trading documents which are in the possession and custody of the administrator and investment adviser or sub-adviser. Registrant is informed that all applicable accounts, books and documents required to be maintained by registered investment advisers are in the custody and possession of Eaton Vance Management and Boston Management and Research.

Item 29.  Management Services

Not applicable

Item 30.  Undertakings

None

SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston, and the Commonwealth of Massachusetts, on January 29, 2010.

EATON VANCE MUNICIPALS TRUST II By: /s/ CYNTHIA J. CLEMSON Cynthia J. Clemson, President

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on January 29, 2010.

Signature	Title

/s/ Cynthia J. Clemson	President (Chief Executive Officer)
Cynthia J. Clemson

/s/ Barbara E. Campbell	Treasurer (Principal Financial and Accounting Officer)
Barbara E. Campbell

Benjamin C. Esty*	Trustee
Benjamin C. Esty

Thomas E. Faust Jr.*	Trustee
Thomas E. Faust Jr.

Allen R. Freedman*	Trustee
Allen R. Freedman

William H. Park*	Trustee
William H. Park

Ronald A. Pearlman*	Trustee
Ronald A. Pearlman

Helen Frame Peters*	Trustee
Helen Frame Peters

Heidi L. Steiger*	Trustee
Heidi L. Steiger

Lynn A. Stout*	Trustee
Lynn A. Stout

Ralph F. Verni*	Trustee
Ralph F. Verni

*By: /s/ Maureen A. Gemma
Maureen A. Gemma (As attorney-in-fact)

EXHIBIT INDEX
The following exhibits are filed as part of this amendment to the Registration Statement pursuant to Rule 483 of
Regulation C.
Exhibit No.	Description

(a) (4)	Amended and Restated Establishment and Designation of Series of Shares effective February 1,
2010.
(i)	Opinion of Internal Counsel dated January 29, 2010.
(m) (1) (b)	Amendment to Schedule A dated October 19, 2009 of Eaton Vance Municipals Trust II Class A
Distribution Plan.
(5)	Amended and Restated Eaton Vance Municipals Trust II Class C Distribution Plan.